     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2015

                                                             FILE NO. 333-182946

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 9                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 27

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          300 NORTH MERIDIAN STREET, SUITE 1800 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2015, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on May 1, 2015, pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

FORERETIREMENT VARIABLE ANNUITY


FORETHOUGHT LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A (EST. 06/05/12)
300 N. MERIDIAN ST
SUITE 1800
INDIANAPOLIS, IN 46204
1-866-645-2449
WWW.FORETHOUGHT.COM


==========================================================================
This prospectus describes information you should know before you purchase ForeRetirement Variable Annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Forethought Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:



-     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     American Century Variable Portfolios, Inc.

-     American Funds Insurance Series(R)

-     BlackRock Variable Series Funds, Inc.

-     Forethought Variable Insurance Trust

-     Franklin Templeton Variable Insurance Products Trust

-     Goldman Sachs Variable Insurance Trust

-     Hartford Series Funds, Inc.


-     Hartford HLS Series Fund II, Inc.


-     HIMCO Variable Insurance Trust

-     Lord Abbett Series Fund, Inc.

-     MFS(R) Variable Insurance Trust

-     MFS(R) Variable Insurance Trust II

-     Northern Lights Variable Trust

-     PIMCO Equity Series VIT

-     PIMCO Variable Insurance Trust

-     Putnam Variable Trust




Please refer to page 2 for a list of available Sub-Accounts.


You may also allocate all or any portion of your Premium Payment(s) to the Fixed Account. The Fixed Account is not available for every Contract share class.

This prospectus refers to the following Contract share classes:



-   B Share

-   C Share

-   L Share



The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your Financial Intermediary or in your state. Other available Contract share classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.





NOT INSURED BY FDIC OR ANY
FEDERAL GOVERNMENT AGENCY
MAY LOSE
VALUE
NOT A DEPOSIT OF OR GUARANTEED BY
ANY BANK OR ANY BANK AFFILIATE
[NOT_FDIC_BANK_ICON]

--------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2015
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2015

2


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AIM Variable Insurance Funds (Invesco Variable Insurance Funds)



-     Invesco V.I. Balanced-Risk Allocation Fund



-     Invesco V.I. Core Equity Fund



-     Invesco V.I. International Growth Fund



-     Invesco V.I. Mid Cap Core Equity Fund



-     Invesco V.I. Money Market Fund



-     Invesco V.I. Small Cap Equity Fund




American Century Variable Portfolios, Inc.



-     American Century VP Growth Fund



-     American Century VP Mid Cap Value Fund



-     American Century VP Value Fund




American Funds Insurance Series(R)



-     American Funds Global Growth and Income Fund



-     American Funds Growth Fund



-     American Funds Growth-Income Fund



-     American Funds International Fund



-     American Funds New World Fund



-     American Funds Managed Risk Asset Allocation Fund




BlackRock Variable Series Funds, Inc.



-     BlackRock Capital Appreciation V.I. Fund



-     BlackRock Equity Dividend V.I. Fund



-     BlackRock Global Allocation V.I. Fund



-     BlackRock High Yield V.I. Fund



-     BlackRock U.S. Government Bond V.I. Fund




Forethought Variable Insurance Trust



-     FVIT American Funds(R) Managed Risk Portfolio



-     FVIT Balanced Managed Risk Portfolio



-     FVIT BlackRock Global Allocation Managed Risk Portfolio



-     FVIT Franklin Dividend and Income Managed Risk Portfolio



-     FVIT Goldman Sachs Dynamic Trends Allocation Portfolio



-     FVIT Growth Managed Risk Portfolio



-     FVIT Moderate Growth Managed Risk Portfolio



-     FVIT PIMCO Tactical Allocation Portfolio



-     FVIT Select Advisor Managed Risk Portfolio



- FVIT Wellington Research Managed Risk Portfolio (FORMERLY FVIT WMC RESEARCH MANAGED RISK PORTFOLIO)




Franklin Templeton Variable Insurance Products Trust



-     Franklin Income VIP Fund



-     Franklin Mutual Shares VIP Fund



-     Franklin Rising Dividends VIP Fund



-     Franklin Small Cap Value VIP Fund



-     Franklin Strategic Income VIP Fund



-     Templeton Foreign VIP Fund



-     Templeton Global Bond VIP Fund



-     Templeton Growth VIP Fund




Goldman Sachs Variable Insurance Trust



- Goldman Sachs Global Trends Allocation Fund (FORMERLY GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND)



-     Goldman Sachs Strategic Income Fund




Hartford Series Funds, Inc.



-     Hartford Capital Appreciation HLS Fund



-     Hartford Dividend and Growth HLS Fund



-     Hartford High Yield HLS Fund



-     Hartford International Opportunities HLS Fund



-     Hartford Total Return Bond HLS Fund



-     Hartford Value HLS Fund




Hartford HLS Series Fund II, Inc.



-     Hartford Growth Opportunities HLS Fund




HIMCO Variable Insurance Trust



-     HIMCO VIT Index Fund



-     HIMCO VIT Portfolio Diversifier Fund




Lord Abbett Series Fund, Inc.



-     Lord Abbett Bond Debenture Portfolio



-     Lord Abbett Fundamental Equity Portfolio



-     Lord Abbett Growth Opportunities Portfolio




MFS(R) Variable Insurance Trust



-     MFS(R) Growth Series



-     MFS(R) Investors Trust Series



-     MFS(R) New Discovery Series



-     MFS(R) Value Series




MFS(R) Variable Insurance Trust II



-     MFS(R) International Value Portfolio




Northern Lights Variable Trust



-     TOPS(TM) Managed Risk Balanced ETF Portfolio



-     TOPS(TM) Managed Risk Growth ETF Portfolio



-     TOPS(TM) Managed Risk Moderate Growth ETF Portfolio




PIMCO Equity Series VIT



-     PIMCO EqS Pathfinder Portfolio(R)




PIMCO Variable Insurance Trust



-     PIMCO All Asset Portfolio



-     PIMCO Total Return Portfolio




Putnam Variable Trust



-     Putnam VT Equity Income Fund



-     Putnam VT Income Fund



-     Putnam VT Voyager Fund

3


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CONTENTS


                                                                                                                                PAGE
------------------------------------------------------------------------------------------------------------------------------------

1.   INTRODUCTION                                                                                                                  4
------------------------------------------------------------------------------------------------------------------------------------

2.   FEE SUMMARY                                                                                                                   5
------------------------------------------------------------------------------------------------------------------------------------

3.   MANAGEMENT OF THE CONTRACT                                                                                                    9
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     The Company                                                                                                                   9
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     The General Account                                                                                                           9
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     The Separate Account                                                                                                          9
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     The Funds                                                                                                                     9
------------------------------------------------------------------------------------------------------------------------------------
     Fixed Account                                                                                                                11
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4.   INFORMATION ON YOUR ACCOUNT                                                                                                  12
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     a.   Purchasing a Contract                                                                                                   12
------------------------------------------------------------------------------------------------------------------------------------
     b.   Charges and Fees                                                                                                        20
------------------------------------------------------------------------------------------------------------------------------------
     c.   Surrenders and Partial Withdrawals                                                                                      24
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     d.   Annuity Payouts                                                                                                         26
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5.   DEATH BENEFITS                                                                                                               27
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     a.   Standard Death Benefit                                                                                                  27
------------------------------------------------------------------------------------------------------------------------------------
     b.   Return of Premium                                                                                                       28
------------------------------------------------------------------------------------------------------------------------------------
     c.   Maximum Anniversary Value                                                                                               30
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     d.   Legacy Lock                                                                                                             33
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     e.   Maximum Daily Value                                                                                                     36
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     f.   How is the Death Benefit paid?                                                                                          39
------------------------------------------------------------------------------------------------------------------------------------
     g.   Who will receive the Death Benefit?                                                                                     39
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6.   OPTIONAL WITHDRAWAL BENEFITS                                                                                                 40
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     a.   Annual Lock Income Benefit                                                                                              40
------------------------------------------------------------------------------------------------------------------------------------
     b.   Daily Lock Income Benefit                                                                                               47
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7.   ADDITIONAL INFORMATION                                                                                                       53
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     a.   Glossary                                                                                                                53
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     b.   State Variations                                                                                                        56
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     c.   Legal Proceedings                                                                                                       56
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     d.   How Contracts Are Sold                                                                                                  57
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     e.   Delay of Payment and Transfers                                                                                          58
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8.   FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING IRAS                                                                        59
------------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                          69
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APPENDIX A -- EXAMPLES                                                                                                       APP A-1
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APPENDIX B -- ACCUMULATION UNIT VALUES                                                                                       APP B-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C -- FUND DATA                                                                                                      APP C-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX D -- OPTIONAL RIDER INVESTMENT RESTRICTIONS                                                                         APP D-1
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4


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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY


-     CHOOSE A CONTRACT CLASS


              MINIMUM INITIAL                                                                                       MORTALITY &
              PREMIUM PAYMENT                                                                                      EXPENSE RISK
         -----------------------
                         NON-                                                                                           AND
          QUALIFIED    QUALIFIED                                                                                  ADMINISTRATIVE
          CONTRACT     CONTRACT   SALES RELATED CHARGES                                                               CHARGES
--------------------------------------------------------------------------------------------------------------------------------
B SHARE     $5,000       $10,000  7 year Contingent Deferred Sales Charge; Premium Based Charge                        0.65%
--------------------------------------------------------------------------------------------------------------------------------
C SHARE     $5,000       $10,000  None                                                                                 1.55%
--------------------------------------------------------------------------------------------------------------------------------
L SHARE     $5,000       $10,000  4 year Contingent Deferred Sales Charge; Premium Based Charge                        1.00%
--------------------------------------------------------------------------------------------------------------------------------

This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, Fund Facilitation Fee, Premium Based Charge, Contingent Deferred Sales Charges, and optional rider fees. Each Contract share class has its own Minimum Contract Value requirements.


This Contract is available in multiple share classes which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss with your Financial Intermediary which share class is right for you.



-     CHOOSE INVESTMENT OPTIONS


- Sub-Accounts -- Funds representing a range of investment strategies, objectives and asset classes.

-     Fixed Account (B and L share class only) -- A fixed interest account.


Subject to limitations, you may move your investment among each of these options.


-     CHOOSE AN OPTIONAL FEATURE

--------------------------------------------------------------------------------------------------------------

                       Guaranteed Lifetime                                         Annual Lock Income Benefit*
                       Withdrawal Benefit                                          Daily Lock Income Benefit*
--------------------------------------------------------------------------------------------------------------
                       Guaranteed Minimum                                          Maximum Anniversary Value*
                         Death Benefits                                                 Return of Premium
                                                                                      Maximum Daily Value*
                                                                                          Legacy Lock**
--------------------------------------------------------------------------------------------------------------

*    Investment Restrictions apply.



** May only be elected if Annual Lock Income Benefit or Daily Lock Income Benefit is also elected. Investment Restrictions apply.


Optional features may not be available through your Financial Intermediary or in all states.


- COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL INTERMEDIARY FOR APPROVAL.


-     PAY THE APPLICABLE MINIMUM INITIAL PREMIUM PAYMENT.

5


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2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES

                                                                                                              SURRENDER CHARGE
                                                                                                         ---------------------------
                                                                                                         B SHARE   C SHARE   L SHARE
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                         None
   Year 1                                                                                                 8.5%                 8%
------------------------------------------------------------------------------------------------------------------------------------
        2                                                                                                 7.5%                 7%
------------------------------------------------------------------------------------------------------------------------------------
        3                                                                                                 6.5%                 6%
------------------------------------------------------------------------------------------------------------------------------------
        4                                                                                                 5.5%                 5%
------------------------------------------------------------------------------------------------------------------------------------
        5                                                                                                 4.5%                 0%
------------------------------------------------------------------------------------------------------------------------------------
        6                                                                                                 3.5%
------------------------------------------------------------------------------------------------------------------------------------
        7                                                                                                 2.5%
------------------------------------------------------------------------------------------------------------------------------------
        8+                                                                                                 0%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4(b) and Examples 1-5 in Appendix A for more information on how CDSC is calculated.

OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                                                          B SHARE   C SHARE  L SHARE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                                                                 $50       $50      $50
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE (3)                                                                                  0.50%     None     0.50%
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Contract Value excluding Fixed Account investments) (4)
------------------------------------------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                                                      0.45%     1.35%    0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Administrative Charge                                                                                  0.20%     0.20%    0.20%
------------------------------------------------------------------------------------------------------------------------------------
Maximum Fund Facilitation Fee (5)                                                                         0.50%     0.50%    0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                            1.15%     2.05%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OPTIONAL CHARGES (6)
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Anniversary Value (7)                                                                          1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Legacy Lock (8)                                                                                        1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Return of Premium (9)                                                                                  0.75%     0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Daily Value (10)                                                                               1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Annual Lock Income Benefit (11)
     Single Life Option                                                                                    2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Joint/Spousal Option                                                                                  2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily Lock Income Benefit (12)
------------------------------------------------------------------------------------------------------------------------------------
     Single Life Option                                                                                    2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Joint/Spousal Option                                                                                  2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3) For B and L share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by Partial Withdrawals. The Premium Based Charge is assessed on each Quarterly Contract Anniversary. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Quarterly Contract Anniversary as adjusted since the last Premium Based Charge was taken, however, the charge presented above is the annualized charge. Please see section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and

6


--------------------------------------------------------------------------
     not investments in the Fixed Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-2 in Appendix A.

(4)  Charges are expressed as annual fees but are assessed on a daily basis.


(5)  Fee is applied daily to amounts invested in the following Sub-Accounts:
     American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund, BlackRock High Yield V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Hartford Capital Appreciation HLS Fund, Hartford Total Return Bond HLS Fund, HIMCO VIT Index Fund, Invesco V.I. Money Market Fund, PIMCO Total Return Portfolio, TOPS(TM) Managed Risk Balanced ETF Portfolio, TOPS(TM) Managed Risk Growth ETF Portfolio, TOPS(TM) Managed Risk Moderate Growth ETF Portfolio, Forethought Variable Insurance Trust Franklin Dividend and Income Managed Risk Portfolio, Forethought Variable Insurance Trust Goldman Sachs Dynamic Trends Allocation Portfolio, Forethought Variable Insurance Trust Growth Managed Risk Portfolio, Forethought Variable Insurance Trust PIMCO Tactical Allocation Portfolio, Forethought Variable Insurance Trust Select Advisor Managed Risk Portfolio. Current fees range from 0.05% to 0.40% and can be found in Section 4.b. Charges and Fees.


(6) You may only elect one of the following optional Death Benefits: Legacy Lock, Maximum Daily Value, Maximum Anniversary Value or Return of Premium. You may only elect one of the following optional riders: Daily Lock Income Benefit or Annual Lock Income Benefit. All optional charges presented are the annualized charges, however, they will be deducted on each Quarterly Contract Anniversary.

(7) Rider charge is based on the greater of (a) Premium Payments adjusted for Partial Withdrawals or (b) the Maximum Anniversary Value and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.25%.

(8)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Return of Premium Death Benefit and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.85%.

(9) Rider charge is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.15%.

(10) Rider charge is based on the Maximum Daily Value Death Benefit and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.45%.

(11) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses, or Partial Withdrawals. The current rider charge for Single Life Option is 1.05%. The current rider charge for Joint/Spousal Option is 1.05%.

(12) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses or Partial Withdrawals. The current rider charge for Single Life Option is 1.25%. The current rider charge for Joint/Spousal Option is 1.25%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                                   MINIMUM        MAXIMUM
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.)                                              0.50%          2.03%
-------------------------------------------------------------------------------------------------------------------------

7


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EXAMPLE
-------------


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE AND DAILY LOCK INCOME BENEFIT AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:



B-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                          $ 1,673
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 3,140
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,620
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,382
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                          $   777
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,444
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,122
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,332
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                          $   827
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,494
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,172
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,382
                   ---------------------------------------------------------------------------------------



C-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                          $   869
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,604
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,332
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,576
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                          $   819
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,554
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,282
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,526
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                          $   869
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,604
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,332
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,576
                   ---------------------------------------------------------------------------------------

8


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L-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                          $ 1,658
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 3,189
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,324
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,620
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                          $   812
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,542
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,274
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,570
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                          $   862
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,592
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,324
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,620
                   ---------------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes (if applicable), by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B -- Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

9


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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.


THE GENERAL ACCOUNT

The Fixed Account and the DCA Plus Fixed Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus Fixed Account. Any amounts that we are obligated to pay under the Fixed Account and any other payment obligation we undertake under the Contract, including Death Benefits and optional withdrawal benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and pay our obligations under these products from our assets in the General Account.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. The Separate Account is registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. The Separate Account referenced in this prospectus holds only assets for variable annuity contracts. The Separate
Account:

- hold assets for your benefit and the benefit of other Owners, and the persons entitled to the payouts described in the Contract;

- is not subject to the liabilities arising out of any other business we may conduct;

-  is not affected by the rate of return of our General Account;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- is credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.


THE FUNDS

At the time you purchase your Contract, you may allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, described above. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Election of any optional riders will limit your investment options. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

As a Contract Owner, you bear the costs of the Fund's fees and expenses through your indirect investment in the Funds. A Fund's fees and expenses will reduce the Fund's investment return.

Funds that are part of the Forethought Variable Investment Trust ("FVIT") are managed by our affiliate, Forethought Investment Advisors, LLC ("FIA"). For Funds in the FVIT, FIA has entered into sub-advisory agreements with one or more investment advisers ("sub-advisers") to carry out some or all of the day-to-day investment decisions for the Fund. In such cases, among its other responsibilities, FIA oversees the activities of the sub-advisers with respect to the FVIT and is responsible for retaining or discontinuing the services of these sub-advisers.

As described in more detail in the Fund prospectuses, certain Funds, including the Funds advised by our affiliate, FIA, employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk, and to help us manage the risks associated with

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providing certain guaranteed rider benefits under the Contract. USE OF THE MANAGED VOLATILITY STRATEGY MAY IMPACT THE VALUE OF CERTAIN GUARANTEED RIDER BENEFITS. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. The managed volatility strategy may also suppress the value of the guaranteed rider benefits that are eligible for periodic benefit resets because your benefit base is available for resets only when your Contract Value is higher than your benefit base. On the other hand, investing in Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with the managed volatility strategy. Funds that employ a managed volatility strategy are identified in Appendix C.

In making your investment decisions, we encourage you to thoroughly investigate all the information regarding the Funds that are available to you, including the Fund's investment objectives, risks and expenses. The prospectus for each Fund contains this and other important information about each Fund and should be read carefully before investing. To obtain a copy of the Fund prospectuses, you may call us at 1-866-645-2449. After selecting Funds for your initial Premium Payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner's investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-  arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received; which could result in the vote of a small number of Owners determining the outcome of a matter subject to a shareholder vote.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We and/or our affiliates may receive substantial fees and payments directly or indirectly from the Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing or other support services we and/or our affiliates provide and expenses we incur in offering and selling our variable

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annuity contracts. These arrangements are sometimes referred to as "revenue sharing." We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation from the investment advisers, sub-advisers, administrator and/or distributions (or affiliates thereof) of the Funds. Such payments are derived, in whole or in part, from the profits that the investment adviser or sub-adviser realized on the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the cost of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we and our affiliates receive is generally based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we and our affiliates issue. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment of compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2014, we have entered into arrangements to receive Administrative Service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
American Century Investment Services, Inc.; American Funds Distributors, Inc.; BlackRock Advisors, LLC; Forethought Investment Advisors, LLC; Franklin Templeton Services, LLC; Goldman Sachs & Co.; Hartford Funds Management Company, LLC; Hartford Investment Management Company; Huntington Asset Advisors; Invesco Advisers Inc.; Lord Abbett Series Fund, Inc.; MFS Fund Distributors, Inc.; Pacific Investment Management Company, LLC; Putnam Retail Management Limited Partnership; Valmark Advisers, Inc.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue Sharing and Rule 12b-1 fees did not exceed 0.50% and 0.40%, respectively and 0.50% in total in 2014 and are not expected to exceed 0.50% and 0.40%, respectively, or 0.50% in total of the annual percentage of the average daily net assets (for instance, assuming that you invested an average balance of $10,000 in a Fund that pays us maximum fees, we would collect a total of $50 from that Fund.) For the fiscal year ended December 31, 2014, Revenue Sharing payments and 12b-1 fees did not collectively exceed approximately $1,611,000. These fees do not take into account indirect benefits we received by offering FVIT Funds as investment options.


We are affiliated with Forethought Variable Insurance Trust because of our affiliation with its investment adviser Forethought Investment Advisors, LLC. In addition to investment advisory fees, we receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the Forethought Funds.


FIXED ACCOUNT

INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCOUNT IS NOT OFFERED IN ALL CONTRACT SHARE CLASSES AND IS NOT AVAILABLE IN ALL STATES OR IF YOU HAVE ELECTED THE ANNUAL LOCK INCOME BENEFIT, DAILY LOCK INCOME BENEFIT, MAXIMUM DAILY VALUE, OR LEGACY LOCK.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Account. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Account interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Account on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

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ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES.

We may restrict your ability to allocate Contract Value or Premium Payments to the Fixed Account (or your ability to transfer Fixed Account assets to one or more Sub-Account) at any time at our discretion. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Account as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Account, and transfers from Sub-Accounts made after that date, but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Fixed Account; or

- an amount equal to your largest previous transfer from the Fixed Account in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Fixed Account.

If your interest rate renews at a rate more than 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer Surrenders and Partial Withdrawals (including transfers to Sub-Accounts) from the Fixed Account for up to six months from the date of your request. In certain states, we may not defer payments of Death Benefit proceeds from the Fixed Account (see State Variations section for details).

You must wait six months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Fixed Account, you must wait six months after your last systematic transfer before moving Contract Value back to the Fixed Account.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Account to Sub-Accounts; therefore this may not provide an effective short term defensive strategy.


4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including individual retirement annuities adopted according to Section 408 of the Code.

In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. An investment professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your investment professional will make reasonable

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efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Premium Payment will not be invested in any Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Annuity Service Center to be considered to be In Good Order.

Anyone who wishes to purchase a Contract with Premium Payments of $1 million or more must receive our approval before the purchase. We reserve the right to impose special conditions on anyone requesting this approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more; and

- if total Premium Payments, aggregated by social security number or taxpayer identification number, equal $1 million or more.

In addition to this restriction on initial Premium Payments, we may also restrict or require approval of subsequent Premium Payments if (1) the subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million, (2) the subsequent Premium Payment would result in your total Premium Payments exceeding 150% of your initial premium or (3) any time after the first Contract Year if you have elected any optional riders. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we restrict or require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done following giving notice to you and on a non-discriminatory basis.


The Owner or joint Owner, or Annuitant in the case of a non-natural Owner, must not be older than age 80 on the date that your Contract application is received, in-good-order, in our Annuity Service Center. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.



The ForeRetirement Variable Annuity is available in multiple share classes, which have different fees and charges as described in this prospectus. We urge you to discuss with your investment professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that has a longer or shorter CDSC, important considerations include your liquidity needs, investment horizon and investment flexibility. You should discuss which share class is right for you with your Financial Intermediary. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and Premium Based Charges, if applicable, outweigh the benefits of CDSC that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by the share class you've selected bears in relation to the costs associated with investing in other share classes that impose higher fees.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. This may include suspending mailings of a Systematic Withdrawal Program and other payments. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

Every state has unclaimed property laws which generally deem the Contract to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or if the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown in records, or to our state of domicile. This "escheatment" is

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 revocable, however, and the state is obligated to pay the Beneficiary if he or she presents the proper documentation to the state. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel (In Good Order) and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation at our Annuity Service Center. In certain states, however, we are required to return your Premium Payment without deduction for any fees, charges or market fluctuations.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?


Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Annuity Service Center of both a properly completed application or order request and the Premium Payment, both being In Good Order. The election of any optional benefits may result in the imposition of Investment Restrictions, as described in Sections 5 and 6. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment. Our approval is required for any Premium Payment if the aggregate of all Premium Payments received from You under this Contract exceeds 150% of the initial Premium. The election of any optional riders may also limit your ability to make additional Premium Payments or the investment allocation of subsequent Premium Payments, as described in the sections of this prospectus explaining those riders. A limitation on additional Premium Payments means that you would not be able to increase your benefits under the Contract or optional riders (such as Lifetime Annual Payments or Death Benefits) by making additional deposits into the Contract.


If the request or other information accompanying the Premium Payment is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Annuity Service Center) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is In Good Order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to reverse a transaction based on their review of your investment professional's recommendations. We, and the firm that sold this Contract to you, may directly or indirectly earn income on your Premium Payments. For more information, contact your investment professional.

CAN WE AGGREGATE CONTRACTS?

For purposes of our approval of any Premium Payment, we may aggregate all Premium Payments received from you under all contracts issued by us or by our affiliates.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account, if applicable, and all Funds, and does not include any Withdrawal Base associated with an optional benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes (if applicable), by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Partial Withdrawals or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

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To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes.

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account.

STATIC ASSET ALLOCATION MODELS

This systematic program allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Systematic Withdrawal Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.


Your investments in an asset allocation model will be rebalanced at least quarterly to reflect the model's original percentages and you may cancel your model at any time subject to Investment Restrictions for maintaining certain optional riders.


We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. The models available to you may be restricted based on your election of certain optional riders. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase(R) and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-  DCA Plus

-  Fixed Amount DCA

-  Earnings/Interest DCA

DCA PLUS -- This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your investment professional to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

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- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

- If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of the Program payment you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (if available based on the form of Contract selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

SYSTEMATIC WITHDRAWAL PROGRAM

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, you must receive payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the withdrawal payment. You may be able to satisfy Code
Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional riders.

OTHER PROGRAM CONSIDERATIONS

-  You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

     - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

     - any Fund is liquidated -- then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

   You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

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- All optional Lifetime Withdrawal and Death Benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers (purchases) into a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Partial Withdrawals. We combine all the daily requests to transfer out of a Sub-Account along with all full Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Owners' "transfer-in" requests.

We may take advantage of our size and available technology to combine sales of a particular Fund for any of the other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.


EXAMPLES
-----------

--------------------------------------------------------------------------------------------------------------------------------
TRANSFER REQUEST PER VALUATION DAY                                                                                  PERMISSIBLE?
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                                                 Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000
among the other Sub-Accounts however you chose)                                                                          Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts                           Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that
same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account                No
--------------------------------------------------------------------------------------------------------------------------------

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWELVE SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twelfth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

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The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled Partial Withdrawals or full Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the transfer rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance

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and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Owner to provide the information. If the Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or through your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. WE MAY SUSPEND, MODIFY, OR TERMINATE TELEPHONE OR ELECTRONIC TRANSFER PRIVILEGES AT ANY TIME, FOR ANY REASON.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file at our Annuity Service Center, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing (and In Good Order) from you.


B. CHARGES AND FEES

This section describes the charges and fees that we deduct under the Contract in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Contract may result in a profit to us.

In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5 and 6 for more information. The ForeRetirement Variable Annuity is available in multiple share classes, which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss which share class is right for you with your Financial Intermediary based on available options. Important share class considerations include, but are not limited to, your investment holding period and investment flexibility.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

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During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk -- We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, if you have multiple Contracts with a combined Contract Value of $100,000 or greater, we may waive the Annual Maintenance Fee on all Contracts. However, we may, but are not obligated to, limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B AND L SHARE CONTRACTS)


We apply a quarterly Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account . The Premium Based Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:


   1.   each Quarterly Contract Anniversary; and/or

   2.   full Surrender.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.

Please see Premium Based Charge Examples 1-2 in Appendix A.


If a Beneficiary elects to continue the Contract under any of the available options described under the Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.


Please see Premium Based Charge Example 2 in Appendix A for an example of how the Premium Based Charge and CDSC work together.

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FUND FACILITATION FEE

We apply a daily fund facilitation fee to the assets in certain Sub-Accounts at the following annualized rates:


                   FUND NAME                                                                         RATE
                   -----------------------------------------------------------------------------------------
                   American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund          0.10%
                   -----------------------------------------------------------------------------------------
                   BlackRock High Yield V.I. Fund                                                    0.10%
                   -----------------------------------------------------------------------------------------
                   BlackRock U.S. Government Bond V.I. Fund                                          0.10%
                   -----------------------------------------------------------------------------------------
                   FVIT Franklin Dividend and Income Managed Risk Portfolio                          0.05%
                   -----------------------------------------------------------------------------------------
                   FVIT Goldman Sachs Dynamic Trends Allocation Portfolio                            0.05%
                   -----------------------------------------------------------------------------------------
                   FVIT Growth Managed Risk Portfolio                                                0.05%
                   -----------------------------------------------------------------------------------------
                   FVIT PIMCO Tactical Allocation Portfolio                                          0.10%
                   -----------------------------------------------------------------------------------------
                   FVIT Select Advisor Managed Risk Portfolio                                        0.05%
                   -----------------------------------------------------------------------------------------
                   Hartford Capital Appreciation HLS Fund                                            0.05%
                   -----------------------------------------------------------------------------------------
                   Hartford Total Return Bond HLS Fund                                               0.05%
                   -----------------------------------------------------------------------------------------
                   HIMCO VIT Index Fund                                                              0.15%
                   -----------------------------------------------------------------------------------------
                   Invesco V.I. Money Market Fund                                                    0.10%
                   -----------------------------------------------------------------------------------------
                   PIMCO Total Return Portfolio                                                      0.15%
                   -----------------------------------------------------------------------------------------
                   TOPS(TM) Managed Risk Balanced ETF Portfolio                                      0.15%
                   -----------------------------------------------------------------------------------------
                   TOPS(TM) Managed Risk Growth ETF Portfolio                                        0.40%
                   -----------------------------------------------------------------------------------------
                   TOPS(TM) Managed Risk Moderate Growth ETF Portfolio                               0.25%
                   -----------------------------------------------------------------------------------------


The Fund Facilitation Fee allows us to offer these Funds to you, even though the amounts paid to us by the Funds are not sufficient to allow us to meet our expenses and revenue targets. While we reserve the right to increase the Fund Facilitation Fee for any of these Sub-Accounts (subject to the maximum shown in the Fee Summary), such a change will not be applied to existing Contract Owners.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on us by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5% is assessed, when annuity payments begin or upon full Surrender. We will pay Premium taxes at the time imposed under applicable law. We may deduct Premium taxes at the time we pay such taxes to the applicable taxing authorities, upon full Surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) (B AND L SHARE CONTRACTS)

Subject to the exclusions below, we may deduct a CDSC when you make full Surrenders, Partial Withdrawals or withdraw Commuted Value of Annuity Payouts under Annuity Payout Options Three, Five or Six. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Premium Payments will be taken out on a first-in, first-out basis. This may impact whether subsequent Partial Withdrawals might be subject to a CDSC. Please see Sections 4.c Surrenders, and 4.d Annuity Payouts, for more information regarding when a CDSC may be applied.

We use the following general approach to calculating your CDSC:

  Step 1. Remaining Gross Premium not subject to CDSC that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Premium Payment. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

  Step 2. If the amount of money that you wish to take out is less than your FWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

  Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is more than your FWA and is still subject to a CDSC, then we will deduct your FWA from the amount of the money you wish to take out and then process your request using steps 4-6.

  Step 4. We will then multiply Remaining Gross Premiums still subject to CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the Contract Value above the available FWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

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  Step 5. We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Premium Payment has its own CDSC schedule regardless of whether it has been invested in the Sub-Accounts or the Fixed Account.

  Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus FWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1-5 in Appendix A for further information about how these formulas will be applied.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Free Withdrawal Amount -- During a period when a CDSC may be applied, you may fully Surrender up to the greater of:

     -  5% of premium that would otherwise be subject to a CDSC, or

     -  earnings.

   We compute the FWA as of the end of the Valuation Day when a Partial Withdrawal, full Surrender or commutation request is received by us In Good Order.

   You may not carry over unused portions of your FWA from one year to another.

- Lifetime Annual Payments. See Glossary for a definition of Lifetime Annual Payments.

- If you are a patient in a certified long-term care facility or other eligible facility -- CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

     For this waiver to apply, you must:

     -  have owned the Contract continuously since it was issued,

     -  provide written proof of your eligibility satisfactory to us, and

     - request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states.

-  Upon death of any Owner(s) -- CDSC will be waived if any Owner(s) dies.


- Upon Annuitization -- CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is fully Surrendered or a Partial Withdrawal is taken during the CDSC period under an Annuity Payout Option which allows commutation.



- For RMDs -- CDSC will be waived for any Owner age 70 1/2 or older with a Contract held under an IRA who withdraws an amount equal to or less than the RMD for either one of the calendar years in which the Contract Year occurs. All requests for RMDs must be in writing.


- For substantially equal periodic payments -- CDSC will be waived if you take Partial Withdrawals under the Systematic Withdrawal Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges -- As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements -- We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

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CHARGES AGAINST THE FUNDS

Annual fund operating expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.


C. SURRENDERS AND PARTIAL WITHDRAWALS

WHAT KINDS OF FULL SURRENDERS AND PARTIAL WITHDRAWALS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:


Full Surrenders/Contract Termination -- When you fully Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, a pro-rated portion of Premium Based Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


Partial Withdrawals -- You may request a Partial Withdrawal of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can request that we deduct this charge in either of two ways. One option, a gross withdrawal, is to deduct the CDSC from the amount that you request. The other option, a net of charges withdrawal, is to fully Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC may be greater under this method. Our default option is a gross withdrawal. Please see CDSC Examples 1-5 in Appendix A.


Partial Withdrawals of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Account, including the DCA Plus Fixed Account, unless you direct us otherwise (this may be limited to pro-rata Surrenders if optional benefits are elected).


There are several restrictions on Partial Withdrawals of Contract Value before the Annuity Commencement Date:

     - the Partial Withdrawal of Contract Value must be at least equal to $500, and

     - your Contract Value following the Partial Withdrawal must be equal to or greater than the Minimum Contract Value set forth in your Contract. The Minimum Contract Value refers to the minimum Contract Value that you must maintain within this Contract. IF YOU FAIL TO COMPLY, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The Contract Minimum Value varies by Contract share class and may also vary if you have elected certain optional riders. Currently the Minimum Contract Value for Class B, C and L shares is $2,500. We may increase this minimum from time to time, but in no event shall the minimum exceed $10,000 and in many states, cannot be increased after your Contract is issued (see State Variations section for details). Please see "What effect do Partial Withdrawals or full Surrenders have on your benefits" under Annual Lock Income Benefit, and Daily Lock Income Benefit for a description of the effect of Partial Withdrawals and the Minimum Contract Value when you elect one of these riders.


Partial Withdrawals will reduce your Standard Death Benefit on a dollar-for-dollar basis. Please see the sections of this prospectus describing optional Death Benefit riders for a description of how Partial Withdrawals affect benefits under those riders.


Please consult with your investment professional to be sure that you fully understand the ways a Partial Withdrawal will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- You may fully Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Three, Five, or Six. IN THE EVENT YOU TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION THREE OR FIVE YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and any applicable Premium Tax.

Partial Withdrawals -- Partial Withdrawals are permitted after the Annuity Commencement Date if you select Annuity Payout Option Three, Five, or Six. Upon Partial Withdrawal we will pay you the commuted value minus any applicable CDSC.

Not all Annuity Payout Options may be available if the Contract is issued to qualify under Code Section 408.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

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The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.


Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A PARTIAL WITHDRAWAL OR FULL SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for Partial Withdrawals can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC,
(c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests -- Complete a Surrender form or send us a letter, signed by you, to our Annuity Service Center stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-  your tax withholding amount or percentage, if any, and

-  your mailing address.

You may submit this form to our Annuity Service Center via fax.

Unless you specify otherwise, we will provide the dollar amount you want to receive minus applicable taxes and charges as the default option.


If there are joint Owners, both must authorize these transactions. For a Partial Withdrawal, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account and the Fixed Account, including the DCA Plus Fixed Account.


Telephone Requests -- To request a Partial Withdrawal by telephone, we must have received your completed telephone redemption program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for Partial Withdrawals from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- We do not currently offer Partial Withdrawal or full Surrenders via the internet. If in the future we offer internet withdrawals, we must receive your completed internet Partial Withdrawal program enrollment form In Good Order at our Annuity Service Center. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for Partial Withdrawals from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet withdrawals. We may modify the requirements for internet withdrawals at any time.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and internet withdrawal instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Partial Withdrawals via telephone and internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Partial Withdrawals and full Surrenders. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts and may result in a penalty tax.

WE DO NOT MONITOR PARTIAL WITHDRAWAL OR FULL SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A FULL SURRENDER OR PARTIAL WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 8 for more information.

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D. ANNUITY PAYOUTS


You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. Once you annuitize your Contract, you may no longer make any Premium Payments. Please check with your investment professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state. Annuitizing your Contract may result in the termination of optional riders and will result in the termination of any Death Benefit; see the sections of this prospectus dealing with the optional riders for detailed information.


Upon Annuitization, your Contract Value will be moved to the General Account.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Contract Value (minus any applicable Premium Taxes) may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your first Contract Anniversary. In no event, however, may the Annuity Commencement Date be later than:

- The later of the oldest Owner's 90th birthday (or if the Owner is a non-natural person, the Annuitant's 90th birthday) or 10 years from the Contract Issue Date (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date.

Extending your Annuity Commencement Date may have tax consequences. You should consult a qualified tax adviser before doing so.


We reserve the right, at our discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the oldest Owner, or Annuitant in the case of a non-natural Owner, turns age 95. Please ask your investment professional whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits. We will not extend the Annuity Commencement Date beyond the oldest Owner's 100th birthday. If the Owner is a non-natural person, the Annuitant's 100th birthday.


Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-  OPTION 1 -- LIFE ANNUITY WITH CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we will calculate the sum of all Annuity Payouts that were made. If the sum of such Annuity Payments at the time of the Annuitant's death does not equal or exceed the Contract Value (minus any applicable Premium Taxes) at the time of annuitization, we will pay the Beneficiary the difference between the sum of the Annuity Payouts and the Contract Value (minus any applicable Premium Taxes) at annuitization.

-  OPTION 2 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-  OPTION 3 -- LIFE ANNUITY WITH GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant dies before 10 years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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-  OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.

- OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY GUARANTEED PAYMENTS FOR 10 YEARS


We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant and the Joint Annuitant both die before ten years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.


-  OPTION 6 -- GUARANTEED PAYMENT PERIOD ANNUITY

We agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS THREE, FIVE OR SIX. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

In most states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. In other states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option One (see the State Variations section for details).

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-  monthly (only available with direct deposit),

-  quarterly,

-  semi-annually, or

-  annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive quarterly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $100. If the amount falls below $100, we have the right to change the frequency to bring the Annuity Payout up to at least $100.

-  FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us.


5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the

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Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds. The Premium Based Charge is not assessed when the Death Benefit is paid.


Please see the heading entitled "What kinds of Surrenders are available? -- Before the Annuity Commencement Date" in Section 4.c Surrenders. Taking Excess Withdrawals may significantly negatively affect your Death Benefit. Please consult with your investment professional before making Excess Withdrawals to be sure that you fully understand the ways such a decision will affect your Contract.



B. RETURN OF PREMIUM

OBJECTIVE


To provide a Death Benefit equal to the greater of Premium Payments adjusted for Partial Withdrawals; or Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.


Please consider the following prior to electing this rider:

- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE PLUS SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE RIDER EFFECTIVE DATE, AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.


This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. You may not elect another optional Death Benefit if you have already elected this rider.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased or decreased at each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A =   Contract Value; or

B =   Premium Payments adjusted for Partial Withdrawals.

The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See the Return of Premium Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the fifth anniversary of the rider effective date, the Owner may elect to terminate this rider. You may also terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge

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on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.


A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.f and 5.g) by the Beneficiary.


WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.


If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.


See Return of Premium Example 1 in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


This rider terminates once an Annuity Payout is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


No. We reserve the right to impose Investment Restrictions in the future for new sales only.



If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

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OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.


- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.


- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.


- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.


- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


C. MAXIMUM ANNIVERSARY VALUE

OBJECTIVE


To provide a Death Benefit equal to the greatest of: (a) Maximum Anniversary Value, (b) Premium Payments adjusted for Partial Withdrawals or (c) Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.


Please consider the following prior to electing this rider:


- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.


- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can elect this rider at any time provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.


This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. You may not elect another optional Death Benefit if you have already elected this rider.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The fee for the rider is based on the greater of (i) Premium Payments adjusted for Partial Withdrawals or (ii) Maximum Anniversary Value. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. The rider fee may be increased or decreased on each Contract Anniversary.

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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C:

A =   Contract Value;

B =   Premium Payments adjusted for Partial Withdrawals; or


C =   Maximum Anniversary Value.


The Premium Based Charge is not assessed when the Death Benefit is paid.

See Maximum Anniversary Value Example 1 in Appendix A.

The Death Benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

If we permit you to elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

See Maximum Anniversary Value Example 2 in Appendix A for an illustration of this calculation.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.


If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.



We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.



Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any optional withdrawal benefit, the investment restrictions of such optional withdrawal benefit rider shall prevail.



If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.



We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.



It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.



Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.



If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your

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Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.


- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.


- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.


- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.


- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.


- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.


- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


D. LEGACY LOCK

OBJECTIVE


To provide a Death Benefit equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals); (b) Base Return of Premium (as defined in the glossary); or (c) Contract Value. We will pay the Death Benefit if the Owner or joint Owner, or Annuitant in the event of a non-natural Owner, dies before we begin to make Annuity Payouts.


Please consider the following prior to electing this rider:


- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.


- Lifetime Annual Payments taken prior to reaching the Minimum Amount Rule under Annual Lock Income Benefit, or Daily Lock Income Benefit will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.

- Partial Withdrawals that exceed the Annual Lock Income Benefit, or Daily Lock Income Benefit Lifetime Annual Payments will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can elect this rider at the time that you elect either Annual Lock Income Benefit or Daily Lock Income Benefit and have not elected any other optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.


This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 70.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. You may not elect another optional Death Benefit if you have already elected this rider.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider fee may be increased or decreased on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. The Death Benefit is equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals), (b) Base Return of Premium or (c) Contract Value.

The Premium Based Charge is not assessed when the Death Benefit is paid.


See the Legacy Lock Example 1 in Appendix A.


DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

ADDITIONALLY, IF YOUR ANNUAL LOCK INCOME BENEFIT, OR DAILY LOCK INCOME BENEFIT RIDER IS TERMINATED FOR ANY REASON, THIS RIDER WILL ALSO TERMINATE. Please see "Other Information" below for other conditions which may result in termination of the rider.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce your Enhanced Return of Premium prior to reaching the Minimum Amount Rule, but will reduce your Base Return of Premium and Contract Value on a dollar for dollar basis.


- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS. ANY PARTIAL WITHDRAWAL PRIOR TO THE MINIMUM INCOME AGE IS AN EXCESS WITHDRAWAL.


See Legacy Lock Example 1 in Appendix A for an illustration of this calculation.

DEATH BENEFIT STEP-UP AFTER FIRST PARTIAL WITHDRAWAL

The Enhanced Return of Premium component of Legacy Lock is eligible for an automatic one-time step-up to the Contract Value upon the first Partial Withdrawal. The step-up will occur if the Contract Value prior to the Partial Withdrawal is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first Partial Withdrawal.

ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Partial Withdrawals as described above. Enhanced Return of Premium will be increased by subsequent Premium and may be eligible for a one-time step-up.


If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment under any optional guaranteed lifetime withdrawal benefit rider) as a result of investment performance, or deduction of fees and/or charges or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below the Minimum Amount Rule, we will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF: (A) CONTRACT VALUE OR (B) BASE RETURN OF PREMIUM.


You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to approved Sub-Account(s) and/or Program(s) within ten business days or we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.


We do not expect to grant Annuity Commencement Date extension requests for Legacy Lock.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. You must concurrently elect Annual Lock Income Benefit and abide by the Annual Lock Income Benefit Investment Restrictions or you must concurrently elect Daily Lock Income Benefit and abide by the Daily Lock Income Benefit Investment Restrictions in order to elect and maintain this rider.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?


Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.


OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.


- You can only elect this rider if you elect Annual Lock Income Benefit or Daily Lock Income Benefit. You will be required to invest according to the Annual Lock Income Benefit or Daily Lock Income Benefit Investment Restrictions, as applicable.


- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first Partial Withdrawal. We will not provide a notice prior to applying this step-up.

- IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE (EQUAL TO THE GREATER OF THE MINIMUM CONTRACT VALUE DESCRIBED IN SECTION 4.C OR ONE LIFETIME ANNUAL PAYMENT), THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. PLEASE SEE SECTION 4.C. SURRENDERS FOR MORE INFORMATION REGARDING THE MINIMUM CONTRACT VALUE. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT WAS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING LIFETIME ANNUAL PAYMENTS. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

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- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.


- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, violation of Investment Restrictions, and/or if Annual Lock Income Benefit or Daily Lock Income Benefit rider is terminated. If we terminate the rider, it cannot be re-elected by you.


- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Legacy Lock is referred to as Enhanced Return of Premium Death Benefit Rider in your Contract.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.


- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.


- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.


- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.


- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


E. MAXIMUM DAILY VALUE

OBJECTIVE


To provide a Death Benefit equal to the greater of: (a) Maximum Daily Value or
(b) Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.


Please consider the following prior to electing this rider:


- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.


- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.


This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. You may not elect another optional Death Benefit if you have already elected this rider.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The fee for the rider is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.


The rider charge may increase or decrease on each Contract Anniversary.

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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greater of A or B:

A =   Contract Value;

B =  Maximum Daily Value.

The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See Maximum Daily Value Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

See Maximum Daily Value Examples 2 and 3 in Appendix A for an illustration of this calculation.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.


If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

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ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.



We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.



Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any optional withdrawal benefit, the Investment Restrictions of such optional withdrawal benefit rider shall prevail.



If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.



We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.



It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.



Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.



If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

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OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.


- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.


- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.


- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.


- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.


- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.


- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


F. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and
(b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 8(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above.


G. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

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If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:



IF THE DECEASED IS THE . . .                  AND . . .                      AND . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is a surviving joint       The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner and the Beneficiary        deceased
                                (including the contingent
                                Beneficiary) predeceases the
                                Owner

------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner is living



------------------------------------------------------------------------------------------------------------------------------------


IF THE DECEASED IS THE . . .              THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           Joint Owner receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Beneficiary receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Owner's estate receives the Death
                                Benefit.




------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner becomes the Annuitant
                                and the Contract continues. The
                                Owner may name a new Annuitant.

------------------------------------------------------------------------------------------------------------------------------------


IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                           AND . . .                                          THEN THE . . .
--------------------------------------------------------------------------------------------------------------------------------
Owner                             The Annuitant is living                             Beneficiary becomes the Owner.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Owner is living                                 Owner receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Annuitant is also the Owner                     Beneficiary receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.


6. OPTIONAL WITHDRAWAL BENEFITS

A. ANNUAL LOCK INCOME BENEFIT

OBJECTIVE

The objective of this rider is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on Step Ups or Deferral Bonuses.

Please consider the following prior to electing this rider:


- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.


-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until either the first Covered Life (Single Life Option) or last Covered Life (Joint/Spousal Option) dies. We reserve the right to close the rider to new sales at any time.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.


The maximum age of any Covered Life when buying the rider is 80.


The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw the rider from sale, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for the sale of new Contracts. The rider may not be available in all states.

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We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Daily Lock Income Benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Annual Lock Income Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Lifetime Annual Payments (Withdrawal Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-  WITHDRAWAL BASE

Your initial Withdrawal Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:

-  Step Up; or

-  Deferral Bonuses; and

-  Subsequent Premium Payments or Partial Withdrawals.


On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Withdrawal Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge but after the deduction of any other charge) as of the Contract Anniversary (this event is referred to as a Step Up) or your current Withdrawal Base plus any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur). You will not receive both a Step Up and a Deferral Bonus in the same Contract Year. We reserve the right to impose an annual Withdrawal Base Cap on the sale of new Contracts only. We do not currently enforce an annual Withdrawal Base Cap.


Please refer to Annual Lock Income Benefit Example 1 in Appendix A for an illustration of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base by the dollar amount of the Premium Payment.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce the Withdrawal Base.

- EXCESS WITHDRAWALS will reduce the Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed an annual Lifetime Annual Payments will be free of any applicable CDSC.

Your Withdrawal Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Withdrawal Base above this limit will not be included for any benefits under the rider.

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Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Benefit may change following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the Lifetime Withdrawal Percentage decreases associated with declining rider charge increases.

-  DEFERRAL BONUS BASE


On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period. THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL. When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base may be reset on each Contract Anniversary to the greater of the Withdrawal Base when a Step Up occurs, or the Deferral Bonus Base during an effective Deferral Bonus Period.


During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment during the Deferral Bonus Period.

Partial Withdrawals due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

Please refer to Annual Lock Income Benefit Example 1 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Withdrawal Base.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base outside these limit will not be included for any benefits under the rider.


Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus can be changed following a Covered Life change.


IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (59 1/2) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE YOU ATTAIN AGE 59 1/2, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                   59 1/2 - 64       3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%


- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

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- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the riders?" for the effect of Partial Withdrawals.

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment) as a result of investment performance and deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge (if applicable) or Annual Maintenance Fee; and

If any amount greater than a Lifetime Annual Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for the sale of new Contracts at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is younger than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Withdrawal Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage and Lifetime Annual Payments will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be reset but will continue, if applicable, uninterrupted. If the new Covered Life is equal to or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

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-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:


- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;


- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.


SINGLE LIFE OPTION:


At the Annuity Commencement Date, the Contract may be annuitized under our standard annuitization rules or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value, less Premium Tax, minus the sum of all Annuity Payments made.


JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.


Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.



We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.



Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any other guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

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If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.



IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR WITHDRAWAL BASE OR DEFERRAL BONUS BASE, RESPECTIVELY PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.



We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.



It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.



Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.


The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Annual Lock Income Benefit and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept any subsequent Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- Your participation in the Personal Protection Portfolio models end when the Annual Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone

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   to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 59 1/2, your Lifetime Annual Payments will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.


- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.


- The Fixed Account is not available if you have elected Annual Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though this rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of either rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Lifetime Withdrawal Percentage used to set Lifetime Annual Payments.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction to your benefit.


- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.


- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENTS INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Annual Lock Income Benefit is referred to as Guaranteed Lifetime Withdrawal Benefit in your Contract.


- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.


- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.


- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suited for your financial needs and risk tolerance.


- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

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B. DAILY LOCK INCOME BENEFIT

OBJECTIVE

The objective of the rider is to provide longevity protection in the form of Lifetime Annual Payment that may periodically increase based on the daily performance of your Contract or Deferral Bonuses.

Please consider the following prior to electing the rider:


- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.


-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option).

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, ANNIVERSARY WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.


This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 80.


We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Annual Lock Income Benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily Lock Income Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Lifetime Annual Payments (Withdrawal Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

- WITHDRAWAL BASE AND ANNIVERSARY WITHDRAWAL BASE

Your initial Withdrawal Base and Anniversary Withdrawal Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and Anniversary Withdrawal Base will fluctuate based on Step Ups; Deferral Bonuses, or subsequent Premium Payments or Partial Withdrawals

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If you are electing this rider after your Contract has been issued, the Withdrawal Base and Anniversary Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

On each Valuation Day other than your Contract Anniversary, the Withdrawal Base will be reset to equal the greater of Contract Value (prior to the deduction of the rider charge, but after the deduction of any other charge) as of that day or the Withdrawal Base as of the prior Valuation Day (this event is referred to as your Step Up). On your Contract Anniversary, the Withdrawal Base will be reset to equal the greatest of A, B, or C where:

A =   Withdrawal Base as of the prior Valuation Day.

B = Contract Value prior to the deduction of the rider charge, but after the deduction of any other charge

C = Anniversary Withdrawal Base as of the prior Valuation Day plus any applicable Deferral Bonus during the Deferral Bonus Period.


Your Anniversary Withdrawal Base may be reset each Contract Anniversary to equal the greater of the Withdrawal Base or the Anniversary Withdrawal Base as of the prior Valuation Day. The Anniversary Withdrawal Base includes any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur). We reserve the right to impose a daily Withdrawal Base Cap. We do not currently enforce a daily Withdrawal Base Cap. Your Withdrawal Base and Anniversary Withdrawal Base will not be adjusted to reflect any Step Ups on or after any Owner's or the Covered Life's 90th birthday.


Please refer to Daily Lock Income Benefit Examples 1-3 in Appendix A for an illustration of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, Anniversary Withdrawal Base and Contract Value by the dollar amount of that Premium Payment.


Partial Withdrawals reduce your Withdrawal Base and Anniversary Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not.



- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce the Withdrawal Base or Anniversary Withdrawal Base.


- EXCESS WITHDRAWALS will reduce the Withdrawal Base and Anniversary Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC. Please refer to Daily Lock Income Benefit Example 4 in Appendix A.

Your Withdrawal Base can never be less than $0 or more than $5 million. Any transactions that would otherwise increase the Withdrawal Base outside these limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

DEFERRAL BONUS BASE


If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base may be reset on each Contract Anniversary to the greater of the Withdrawal Base when a Step Up occurs, or the Deferral Bonus Base during an effective Deferral Bonus Period.



On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily Lock Income Benefit is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.


If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

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During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment.

Please refer to Daily Lock Income Benefit Example 2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Withdrawal Base.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 59 1/2) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE YOU ATTAIN AGE 59 1/2, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                   59 1/2 - 64       3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%


- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or


- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

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If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee; and

If any amount greater than a Lifetime Annual Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can you Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Anniversary Withdrawal Base will be equal to the greater of Contract Value or the Anniversary Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.


SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.


Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available investments. Current Investment Restrictions are listed in Appendix D.



We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.



Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.



If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.



IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE OR DEFERRAL BONUS BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.



We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.



It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns.

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We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.



Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.


The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Daily Lock Income Benefit and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- Your participation in the Personal Protection Portfolio models end when the Daily Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 59 1/2, your Lifetime Annual Payments will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.


- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.


- The Fixed Account is not available if you have elected Daily Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

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- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Lifetime Withdrawal Percentage used to set Lifetime Annual Payments.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.


- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.


- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.


- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.


- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Daily Lock Income Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider in your Contract.


- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suited for your financial needs and risk tolerance.


- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


7. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT:  Any of the Sub-Accounts or the Fixed Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ANNIVERSARY WITHDRAWAL BASE: For Daily Lock Income Benefit, the value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Withdrawal Base will occur.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUITANT:  The person on whose life Annuity Payouts are based.

ANNUITY CALCULATION DATE:  The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

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ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Owner or Annuitant.


ANNUITY SERVICE CENTER: Correspondence, service or transaction requests, and inquiries to P.O. Box 758507 Topeka, Kansas, 66675-8507 or via fax 785-286-6104. PLEASE NOTE: Premium payments must be sent to P.O. Box 758502, Topeka, Kansas, 66675-8502. The overnight mailing address is Mail Zone 507, 5801 SW 6th Avenue, Topeka, Kansas 66636 and should only be used for mail delivered via a courier.


BASE RETURN OF PREMIUM: Premium Payments adjusted for Partial Withdrawals. In the case of an optional rider elected after the Contract is issued, Base Return of Premium equals Contract Value on the rider effective date, plus subsequent Premium Payments, adjusted for Partial Withdrawals.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Owner.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during guaranteed Annuity Payouts. This amount is calculated using the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full Surrender or Partial Withdrawal.

CONTRACT:  The individual Annuity Contract and any endorsements or riders.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Annual Lock Income Benefit and Daily Lock Income Benefit guaranteed lifetime withdrawal benefit riders.


DEATH BENEFIT: Except as otherwise provided, the amount payable if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit.



DEFERRAL BONUS: The amount added to your Anniversary Withdrawal Base on each Contract Anniversary while the Deferral Bonus Period is in effect, provided that a Step Up does not occur on such Contract Anniversary.



DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Annual Lock Income Benefit or Daily Lock Income Benefit has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Annual Lock Income Benefit or Daily Lock Income Benefit has been added to your Contract, or (b) the Valuation Day that you take your first Partial Withdrawal (including your first Lifetime Annual Payment). Once the Deferral Bonus Period ends, it cannot be re-started.


DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds.


ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock Death Benefit that provides a Death Benefit amount that will not be reduced by Lifetime Annual Payments.



EXCESS WITHDRAWALS: The portion of any Partial Withdrawal which, on a cumulative basis with all other Partial Withdrawals in a Contract Year, exceeds the Lifetime Annual Payment. Any Partial Withdrawal taken prior to the Minimum Income Age is considered an Excess Withdrawal. Any Partial Withdrawal taken from a Contract that does not have a Lifetime Annual Payment associated with it is considered an Excess Withdrawal. If Daily Lock Income Benefit or Annual Lock Income Benefit has been elected, any Partial Withdrawal taken to satisfy the Required Minimum Distribution (RMD) requirements for either one of the calendar years in which the Contract Year occurs related to this Contract imposed by federal law will not be considered an Excess Withdrawal.


FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

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FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. Not all classes of Contracts we offer contain a Fixed Account. The Fixed Account includes the DCA Plus Fixed Account.


FREE WITHDRAWAL AMOUNT (FWA): The amount you may Surrender each Contract Year without incurring a CDSC.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Account, if available.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Annuity Service Center or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.


INVESTMENT RESTRICTIONS: The approved asset allocation model(s), Sub-Account(s), and the Fixed Account we may require you to invest in if you elect an optional benefit. Please refer to "Are there restrictions on how you must invest?" under each optional benefit in Sections 5 and 6.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


LIFETIME ANNUAL PAYMENT: The maximum guaranteed amount that can be withdrawn each Contract Year under Annual Lock Income Benefit and Daily Lock Income Benefit.



MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, whichever first occurs, adjusted for any Premium Payments and Partial Withdrawals occurring after such Contract Anniversary.



MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, and adjusted for any Premium Payments and any Partial Withdrawals.


MINIMUM AMOUNT RULE: The greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable.

MINIMUM CONTRACT VALUE: The minimum value your Contract can reach before we have the right to liquidate it. The Minimum Contract Value for your Contract is set forth in your Contract.

MINIMUM INCOME AGE: The Valuation Day when the Covered Life has an attained age of 59 1/2


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next.


1933 ACT:  The Securities Act of 1933, as amended.

1934 ACT:  The Securities Exchange Act of 1934, as amended.

1940 ACT:  The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE:  The person or party you designate to receive Annuity Payouts.

PARTIAL WITHDRAWAL: Any withdrawal of a portion of Your Contract Value. May be subject to charges, if applicable.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Account.

QUARTERLY CONTRACT ANNIVERSARY: Each successive three-month anniversary of the Issue Date of the Contract. If the Quarterly Contract Anniversary falls on a Non-Valuation Day, then the Quarterly Contract Anniversary will be the next Valuation Day.


REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by Partial Withdrawals. During the CDSC period, Premium Payments will be adjusted for Partial Withdrawals in excess of the FWA; after the CDSC period, Premium Payments will be adjusted for all Partial Withdrawals.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

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SPOUSE:  A person related to a Owner by marriage pursuant to the Code.

STEP UPS: A potential increase to your Withdrawal Base prior to the deduction of rider charges based on market performance subject to the applicable Withdrawal Base Cap, if any.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER:  A complete withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and Premium Tax (subject to rounding).


TOTAL REMAINING GROSS PREMIUMS (TOTAL RGP):  Cumulative Remaining Gross
Premium.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR:  Forethought Life Insurance Company.

WITHDRAWAL BASE: The amount used to determine the Lifetime Annual Payment and rider charge under Annual Lock Income Benefit or Daily Lock Income Benefit.

WITHDRAWAL BASE CAP: The maximum percentage the Withdrawal Base may be increased due to a Step Up or a Deferral Bonus under Annual Lock Income Benefit or Daily Lock Income Benefit.

WITHDRAWAL PERCENTAGE: The percentage of your Withdrawal Base that you may withdraw each Contract Year in the form of a Lifetime Annual Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ARIZONA, ARKANSAS, CALIFORNIA, CONNECTICUT, DELAWARE, DISTRICT OF COLUMBIA, FLORIDA, MONTANA, NORTH DAKOTA, SOUTH DAKOTA -- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund. The Minimum Contract Value may be increased after the contract is issued. Death Benefits payable from the Fixed Account may be delayed for up to six months.


CALIFORNIA -- The Annuitant may not be changed at any time if the Owner is a non-natural person, unless the non-natural person is a transferee of a natural person. The Contract Maturity Date is based on the Owner's age (or Annuitant's age for a non-natural Owner) in effect on the issue date of the Contract. The CDSC, known as Surrender Charge in California, will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.



CONNECTICUT -- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility on the issue date of the Contract.



SOUTH DAKOTA -- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.


C. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account. Nonetheless, given the indeterminate amounts sought in certain of these proceedings, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows.

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D. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Forethought Distributors, LLC under which serves as the principal underwriter for the Contracts, which are offered on a continuous basis. Forethought Distributors, LLC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of Forethought Distributors, LLC is 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089. Forethought Distributors, LLC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (Financial Intermediaries) for the sale of the Contracts. We pay compensation to Forethought Distributors, LLC for sales of the Contracts by Financial Intermediaries. Forethought Distributors, LLC in its role as Principal Underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2014. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under Commissions). Certain selected Financial Intermediaries also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-  COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7.5% of each Premium Payment. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional's compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.

Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-  ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to, among other things, encourage the sale of this Contract. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.


ADDITIONAL
PAYMENT TYPE                                                          WHAT IT'S USED FOR
------------------------------------------------------------------------------------------------------------------------------------
Access                   Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler vis-
                         its or attendance at national sales meetings or similar events.

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Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and other gifts.

------------------------------------------------------------------------------------------------------------------------------------
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel Awards, merchandise and recognition; client generation expenses.

------------------------------------------------------------------------------------------------------------------------------------
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances

------------------------------------------------------------------------------------------------------------------------------------

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ADDITIONAL
PAYMENT TYPE                                                        WHAT IT'S USED FOR
-----------------------------------------------------------------------------------------------------------------------------------
Support                Sales support through such things as providing hardware and software, operational and systems inte-
                       gration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).

-----------------------------------------------------------------------------------------------------------------------------------
Training               Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

-----------------------------------------------------------------------------------------------------------------------------------
Visibility             Inclusion of our products on a Financial Intermediary's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

-----------------------------------------------------------------------------------------------------------------------------------
Volume                 Pay for the overall volume of their sales or the amount of money investing in our products.

-----------------------------------------------------------------------------------------------------------------------------------


As of December 31, 2014, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our suite of variable annuities: AIG Advisor Group, Inc.; American Prosperity Group; Arvest Asset Management; BBVA Compass Investment Solutions, Inc.; Broker Dealer Financial Services Corp; Cambridge Investment Research, Inc.; Capital Investment Companies; Centaurus Financial, Inc.; CFD Investments; Commerce Brokerage Services; Commonwealth Financial Network; Corecap Investments; Fifth Third Bank; Fifth Third Securities; First Citizens Investor Services; FSC Securities Corporation; FTB Advisors Inc.; Geneos Wealth Management, Inc.; Harvest Capital, LLC; HD Vest Investment Services; The Huntington Investment Company; Independent Financial Group; Investacorp; Investment Professionals Inc.; Janney Montgomery Scott LLC; JJB Hilliard, WL Lyons LLC; JW Cole Financial; Key Investment Services; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney LLC; Packerland Brokerage Services; Parkland Securities; People's Securities; Questar Capital Corp; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Capital Markets, LLC; Robert W Baird & Co Inc.; Regions Investment Services, Inc.; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America; Sigma Financial Corp; SunTrust Bank; TFS Securities Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors; UBS Financial Services Insurance Agency Inc.; United Capital Management of Kansas; U.S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; Woodbury Financial Services; WRP Investments, Inc.; Wunderlich Securities.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.


As of December 31, 2014, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our suite of variable annuities: AIG Advisor Group, Inc.; BBVA Compass Investment Solutions, Inc.; Cambridge Investment Research, Inc.; Capital Investment Companies; CFD Investments; Commonwealth Financial Network; Corecap Investments; FSC Securities Corporation; Geneos Wealth Management, Inc.; Harvest Capital, LLC; The Huntington Investment Company; Investacorp; Investment Professionals Inc.; Janney Montgomery Scott LLC; JJB Hilliard, WL Lyons LLC; Key Investment Services; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney LLC; RBC Capital Markets, LLC; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America; TFS Securities Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors; UBS Financial Services Insurance Agency Inc.; U.S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; Woodbury Financial Services.



For the fiscal year ended December 31, 2014, Additional Payments did not in the aggregate exceed approximately $2,182,132 (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.12% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $499,775 or approximately 0.03% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2014, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


No specific charge is assessed directly to Owners to cover commissions, Additional Payments or Marketing Expense Allowances described above. We do intend to recoup the sales expenses and incentives we pay, however, through fees and charges deducted under the Contract and other revenue-sharing arrangements.

E. DELAY OF PAYMENT AND TRANSFERS

If, pursuant to SEC rules, the Invesco V.I. Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, Partial Withdrawal, full Surrender, or Death Benefit from the Invesco V.I. Money Market Fund until the Fund is liquidated.

If you have submitted a check or draft, we have the right to defer payment of Partial Withdrawals, full Surrenders, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, Partial Withdrawals, full Surrenders, or death benefit proceeds from the Fixed Account for up to six months.

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In addition, federal laws designed to counter terrorism and prevent money laundering by criminals might require us to reject a Premium Payment and/or "freeze" an Owner's account. If these laws apply in a particular situation, we would not be able to pay any request for Partial Withdrawals, full Surrenders, or Death Benefits, make transfers or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1. NON-NATURAL PERSONS AS OWNERS
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner generally could be required to include in gross income currently for each

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taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2. OTHER OWNERS (NATURAL PERSONS).
A Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        A.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity
Payouts).

    i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

    ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

    iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

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        B.   AMOUNTS NOT RECEIVED AS AN ANNUITY

    i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

    ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or Partial Withdrawal), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

    iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

    iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

    v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

    vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

        C.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii. The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a taxpayer becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

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        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        F.   REQUIRED DISTRIBUTIONS

    i.  Death of Owner or Primary Annuitant

        Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

    ii. Alternative Election to Satisfy Distribution Requirements

        If any portion of the interest of a Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Owner's death.

    iii. Spouse Beneficiary

        If any portion of the interest of a Owner is payable to or for the benefit of his or her Spouse, and the Annuitant is living, such Spouse shall be treated as the Owner of such portion for purposes of section
        i. above. This Spousal Contract continuation shall apply only once for this Contract.

        G.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        H.   PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for

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transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.  DIVERSIFICATION REQUIREMENTS.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-  no more than 70% is represented by any two investments,

-  no more than 80% is represented by any three investments and

-  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Owners with premiums allocated to affected Funds.

    4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the Owner, for tax purposes. The IRS has stated in published rulings that a variable Owner will be considered the "owner" of separate account assets for income tax purposes if the Owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable Owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable Owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which Owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should

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be treated as owned directly by the Owner (and not by the insurer) for tax purposes, as if such Owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable Owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a Owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable Owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

   1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

   2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

F. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Owner's estate for federal estate tax purposes. Similarly, prior to the Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Owner or (2) a grandchild (or more remote further descendent) of a Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Owner's lifetime generally is treated as producing an amount received by such Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Owner's gross income, this same income amount could produce a corresponding increase in such Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

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G. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

H. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


INFORMATION REGARDING IRAS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by IRAs. State income tax rules applicable to IRAs may differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

1.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code
Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.   SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are

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designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.  SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Code Section 408(p), under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

5.  TAXATION OF AMOUNTS RECEIVED FROM IRAS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.  PENALTY TAXES FOR IRAS

Unlike Non-Qualified Contracts, IRAs are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs").

    a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

   (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

   (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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   (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

   (iv) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

   (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

   (vi) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

   (vii) made an account of an IRS levy on the Qualified Plan under Code
         Section 72(t)(2)(A)(vii); or

   (viii) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

   In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

   (ix) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

   (x) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

   (xi) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both
(a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    b.   RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in an IRA generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2, or

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

   (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

   (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the Contract Value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's Contract Value, such Contract Value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under an IRA may require the RMD amount for such IRA to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

68


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7.  TAX WITHHOLDING FOR IRAS

Distributions from an IRA generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from an IRA the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8.  ROLLOVER DISTRIBUTIONS

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and (6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

69


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
--------------------------------------------------------------------------------

     Safekeeping of Assets
--------------------------------------------------------------------------------


     Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


     Non-Participating
--------------------------------------------------------------------------------

     Misstatement of Age or Sex
--------------------------------------------------------------------------------

     Principal Underwriter
--------------------------------------------------------------------------------

     Additional Payments to Financial Intermediaries
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

     Total Return for all Sub-Accounts
--------------------------------------------------------------------------------

     Yield for Sub-Accounts
--------------------------------------------------------------------------------

     Money Market Sub-Accounts
--------------------------------------------------------------------------------

     Additional Materials
--------------------------------------------------------------------------------

     Performance Comparisons
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APP A-1


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APPENDIX A -- EXAMPLES

TABLE OF CONTENTS

                                                                                                                         PAGE
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE EXAMPLES                                                                             APP A-2
-----------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE EXAMPLES                                                                                         APP A-7
-----------------------------------------------------------------------------------------------------------------------------
RETURN OF PREMIUM EXAMPLE                                                                                             APP A-8
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE EXAMPLES                                                                                    APP A-8
-----------------------------------------------------------------------------------------------------------------------------
LEGACY LOCK EXAMPLE                                                                                                  APP A-10
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM DAILY VALUE EXAMPLES                                                                                         APP A-11
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL LOCK INCOME BENEFIT EXAMPLE                                                                                   APP A-12
-----------------------------------------------------------------------------------------------------------------------------
DAILY LOCK INCOME BENEFIT EXAMPLES                                                                                   APP A-13
-----------------------------------------------------------------------------------------------------------------------------

APP A-2


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CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC and the Premium Based Charge from the amount of the Partial Withdrawals requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL WITHDRAWAL THAT IS EQUAL TO THE FREE WITHDRAWAL AMOUNT (FWA) IN A DOWN MARKET. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount withdrawn is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $85,000

      -  FWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the first Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

APP A-3


--------------------------------------------------------------------------
      -  Contract Value is $85,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL WITHDRAWAL DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values immediately prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $75,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $5,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $500 [7.5% x $6,667].

STEP 6: We deduct the CDSC of $500 from the excess amount $5,000. The amount paid to you is $4,500.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333 ($100,000 - $6,667)

      -  Contract Value is $70,000

      -  FWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL WITHDRAWAL IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333

      -  Contract Value is $78,000

      -  Earnings are $0

      -  FWA is $5,000

APP A-4


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STEP 3: We deduct the available FWA of $5,000; the remaining $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $831 [6.5% x $12,785].

STEP 6: We deduct the CDSC of $831 from the excess amount $10,000, and combine this with your FWA of $5,000. The amount paid to you is $14,169.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $80,548 ($93,333 - $12,785)

      -  Contract Value is $63,000

      -  FWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE FWA AND IMPACTS TO FUTURE FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values prior to the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $110,000

      -  Earnings are $10,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $10,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $100,000

      -  Contract Value is $100,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

APP A-5


--------------------------------------------------------------------------
STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $100,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

      -  Contract Value is $90,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.


STEP 2: Determines that the transaction is in excess of the FWA.


      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000

      -  Contract Value is $99,000

      -  Earnings are $9,000

      -  FWA is $9,000

STEP 3: We deduct the available FWA of $9,000; the remaining $6,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6


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STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $390 [6.5% x $6,000].

STEP 6: We deduct the CDSC of $390 from the excess amount $6,000, and combine this with your FWA of $9,000. The amount paid to you is $14,610.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

      -  Contract Value is $84,000

      -  FWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUMS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUMS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Premium of $100,000 is available without a CDSC.

      Values prior to the full Surrender:

      -  Premiums are $200,000

      -  Remaining Gross Premiums is $200,000

           -  Remaining Gross Premium subject to CDSC is $100,000

      -  Contract Value just prior to the full Surrender is $300,000

      -  Earnings are $100,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $100,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the FWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available FWA; the remaining $100,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 3.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $3,500 [3.5% x $100,000].

STEP 6: We deduct the CDSC of $3,500 from the excess amount $100,000, and combine this with your FWA of $200,000. The amount paid to you is $296,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

APP A-7


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EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the FWA.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value just prior to the full Surrender is $50,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 3: We deduct the available FWA of $5,000; the remaining $45,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $6,500 [6.5% x $100,000].

STEP 6: We deduct the CDSC of $6,500 from the excess amount $45,000, and combine this with your FWA of $5,000. The amount paid to you is $43,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

PREMIUM BASED CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL PREMIUM IS $100,000. NO WITHDRAWALS OCCUR DURING CONTRACT YEAR 1. ON DAY 70 OF CONTRACT YEAR 2 YOU MAKE A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA BY $5,000.


      Upon each Quarterly Contract Anniversary, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium. As there were no Partial Withdrawals during Contract Year 1, the amount deducted from your Contract Value is $125 [($100,000 x 0.50%)/4] upon each Quarterly Contract Anniversary.


      Upon the Partial Withdrawal in Contract Year 2, the Remaining Gross Premium subject to Premium Based Charge is determined to be $5,000. The Premium Based Charge is NOT deducted at the time of the Partial Withdrawal. The Remaining Gross Premium after the Partial Withdrawal is $95,000.

      At the next Quarterly Contract Anniversary, the Premium Based Charge applied to the Remaining Gross Premium is $118.75 [($95,000 x 0.50%)/4].

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT INTO YOUR B-SHARE VARIABLE ANNUITY IS $100,000. ON DAY 75 OF CONTRACT YEAR 5 YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE, WHICH IS EQUAL TO $120,000.

      A prorated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $104.17 [($100,000 x 0.50%)/4 x (75/90)]. We would also assess a

APP A-8


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      CDSC on the amount of Remaining Gross Premium subject to CDSC. The CDSC is equal to $4,500 [($120,000 - $20,000)/ ($120,000 - $20,000) x $100,000
      x 0.045%] as the $20,000 in earnings is the Free Withdrawal Amount that is not subject to a CDSC. Therefore, the Surrender Value of the Contract is $115,395.83 ($120,000 - $104.17 - $4,500).

RETURN OF PREMIUM EXAMPLE

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU WITHDRAW $7,500.00, AN AMOUNT EQUAL TO THE LIFETIME ANNUAL PAYMENT OF THE DAILY LOCK INCOME BENEFIT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL WITHDRAWAL FOR $10,000.


                                                                                                       MINIMUM
                                                                                                     GUARANTEED
                                                                                                    DEATH BENEFIT
                                 CONTRACT                      CONTRACT           PREMIUM             AT END OF
                                   YEAR*                      VALUE(3)(4)        PAYMENTS        EACH CONTRACT YEAR
                    -----------------------------------------------------------------------------------------------
                                     0                        $100,000.00        $100,000.00         $100,000.00
                    -----------------------------------------------------------------------------------------------
                                     1                         102,120.00         100,000.00          102,120.00
                    -----------------------------------------------------------------------------------------------
                                     2                         157,001.34         150,000.00(1)       157,001.34
                    -----------------------------------------------------------------------------------------------
                                     3                         147,538.82         142,500.00(5)       147,538.82
                    -----------------------------------------------------------------------------------------------
                                     4                         134,407.86         142,500.00          142,500.00
                    -----------------------------------------------------------------------------------------------
                                     5                         130,657.83         132,465.41(2)       132,465.41
                    -----------------------------------------------------------------------------------------------


                    * Contract Year "0" represents your Contract issue date.


                    (1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.


                    (2)   The $10,000 Partial Withdrawal results in a factor of
                          0.981225287 being applied to Premium Payments. After multiplying the factor of 0.98122 to $135,000, the adjusted Premium Payments equal $132,465.41. The factor of 0.98122 is derived by (Contract Value after the Partial Withdrawal / Contract Value prior to Partial Withdrawal less the Partial Withdrawal not considered Excess Withdrawal).


                    (3) Does not reflect a Premium Based Charge, if applicable.

                    (4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Withdrawal activity.

                    (5) Premium Payments of $150,000 are adjusted by Partial Withdrawal of $7,500.00.

MAXIMUM ANNIVERSARY VALUE EXAMPLES

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value;

B = Premium Payments adjusted for Partial Withdrawals; and

C = Maximum Anniversary Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000.


                                                                                                                MINIMUM
                                                        TOTAL                              MAXIMUM            GUARANTEED
                                                       PREMIUM                           ANNIVERSARY         DEATH BENEFIT
                                                      PAYMENTS                         VALUE AT END OF         AT END OF
                                     CONTRACT       (ADJUSTED BY        CONTRACT        EACH CONTRACT     EACH CONTRACT YEAR
        CONTRACT                    VALUE(1)(2)     WITHDRAWALS)          VALUE             YEAR         GREATEST OF "A", "B",
          YEAR*                         "A"              "B"         PERFORMANCE(2)          "C"                AND "C"
------------------------------------------------------------------------------------------------------------------------------
            0                        $100,000.00     $100,000.00          0.00%                   --           $100,000.00
------------------------------------------------------------------------------------------------------------------------------
            1                         102,120.00      100,000.00          2.12%          $102,120.00(3)         102,120.00
------------------------------------------------------------------------------------------------------------------------------
            2                         107,001.34      100,000.00          4.78%           107,001.34(3)         107,001.34
------------------------------------------------------------------------------------------------------------------------------
            3                         105,663.82      100,000.00         -1.25%           107,001.34            107,001.34
------------------------------------------------------------------------------------------------------------------------------
            4                          96,259.74      100,000.00         -8.90%           107,001.34            107,001.34
------------------------------------------------------------------------------------------------------------------------------
            5                         106,424.77      100,000.00         10.56%           107,001.34            107,001.34
------------------------------------------------------------------------------------------------------------------------------


*     Contract Year "0" represents your Contract issue date.


(1)   Does not reflect a Premium Based Charge, if applicable.

APP A-9


--------------------------------------------------------------------------
(2) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(3) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

EXAMPLE 2: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TAKE A PARTIAL WITHDRAWAL OF $7,500, AN AMOUNT EQUAL TO THE LIFETIME ANNUAL PAYMENT OF THE DAILY LOCK INCOME BENEFIT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL WITHDRAWAL FOR $10,000, AN AMOUNT GREATER THAN THE LIFETIME ANNUAL PAYMENT ($7,500) OF THE DAILY LOCK INCOME BENEFIT.


                                                                                                                MINIMUM
                                                                                                              GUARANTEED
                                                                                          MAXIMUM            DEATH BENEFIT
                                                                                        ANNIVERSARY            AT END OF
                                                                       PREMIUM        VALUE AT END OF     EACH CONTRACT YEAR
                    CONTRACT                      CONTRACT            PAYMENTS         EACH CONTRACT     GREATEST OF "A", "B",
                      YEAR*                    VALUE "A"(1)(2)           "B"             YEAR "C"               AND "C"
           -------------------------------------------------------------------------------------------------------------------
                        0                        $100,000.00         $100,000.00                 --           $100,000.00
           -------------------------------------------------------------------------------------------------------------------
                        1                         102,120.00          100,000.00        $102,120.00            102,120.00
           -------------------------------------------------------------------------------------------------------------------
                        2                         157,001.34          150,000.00(3)      157,001.34            157,001.34
           -------------------------------------------------------------------------------------------------------------------
                        3                         147,188.75          142,500.00(4)      149,501.34(4)         149,501.34
           -------------------------------------------------------------------------------------------------------------------
                        4                         134,088.95          142,500.00         149,501.34            149,501.34
           -------------------------------------------------------------------------------------------------------------------
                        5                         130,324.09          132,459.05(5)      139,328.61(5)         139,328.61
           -------------------------------------------------------------------------------------------------------------------


           *    Contract Year "0" represents your Contract issue date.


           (1)  Does not reflect a Premium Based Charge, if applicable.

           (2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Withdrawal activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

           (3) Premium Payments of $100,000 and the Maximum Anniversary Value are adjusted by the subsequent Premium Payment of $50,000.

           (4) The $7,500 Partial Withdrawal results in a dollar-for-dollar reduction to Premium Payments as well as all previous Maximum Anniversary Value.

           (5) The first $7,500 part of the $10,000 Partial Withdrawal that is not an Excess Withdrawal reduces the Premium Payments as well as all previous Maximum Anniversary Values dollar-for-dollar. The $10,000 Partial Withdrawal subsequently results in a factor of 0.98117 being applied to Premium Payments as well as all previous Maximum Anniversary Values. The factor of 0.98117 is derived by (Contract Value Prior to Partial Withdrawal $140,324.09 less the Partial Withdrawal $10,000)/(Contract Value Prior to Surrender $140,324.09 less Partial Withdrawal that was not Excess Withdrawal $7500).

APP A-10


--------------------------------------------------------------------------
LEGACY LOCK EXAMPLE

Your Guaranteed Minimum Death Benefit is the greatest of:

    1)   Base Return of Premium;

    2)   Enhanced Return of Premium; or

    3)   Contract Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 1 YOU WITHDRAW $5,300, WHICH IS EQUAL TO THE LIFETIME ANNUAL PAYMENT (LAP). IN CONTRACT YEAR 3 YOU WITHDRAW $7,000, WHICH IS GREATER THAN THE LAP OF $5,300.

                                                                                            AFTER TRANSACTION
                                                                        -------------------------------------------------------
                                                      CONTRACT VALUE        BASE                                  GUARANTEED
                            CONTRACT                     PRIOR TO          RETURN         ENHANCED RETURN        MINIMUM DEATH
                              YEAR*                 TRANSACTIONS(1)(2)   OF PREMIUM         OF PREMIUM              BENEFIT
                 ----------------------------------------------------------------------------------------------------------------
                                0                         $100,000          $100,000           $100,000             $100,000
                 ----------------------------------------------------------------------------------------------------------------
                                1                          102,120            94,700(3)         102,120(3)           102,210
                 ----------------------------------------------------------------------------------------------------------------
                                2                          101,448            94,700            102,120              102,120
                 ----------------------------------------------------------------------------------------------------------------
                                3                          100,180            87,798(4)         100,290(5)           100,290
                 ----------------------------------------------------------------------------------------------------------------
                                4                           84,887            87,798            100,290              100,290
                 ----------------------------------------------------------------------------------------------------------------
                                5                           93,851            87,798            100,290              100,290
                 ----------------------------------------------------------------------------------------------------------------

                 *    Contract Year "0" represents your Contract issue date.

                 (1)  Does not reflect a Premium Based Charge, if applicable.

                 (2) Assumes annual performance on the Contract Value. Annual performance is shown only for illustrative purposes and is not indicative of the performance you have achieved or will achieve under the rider.

                 (3) As a result of the Partial Withdrawal, the Base Return of Premium is adjusted dollar-for-dollar to $94,700 as the Partial Withdrawal did not exceed the LAP. Because the Partial Withdrawal did not exceed the LAP, the Enhanced Return of Premium is not adjusted for the Partial Withdrawal. Since this is the first Partial Withdrawal, the Enhanced Return of Premium will step up to the Contract Value prior to the Partial Withdrawal.

                 (4) As a result of the Contract Year 3 Partial Withdrawal, an Excess Withdrawal, the Base Return of Premium is adjusted first dollar-for-dollar by the Partial Withdrawal that was not excess ($5,300) and subsequently by a proportional factor of 0.98208. This factor is derived by (A/B) where A is Contract Value immediately after the Excess Withdrawal and B is the Contract Value immediately prior to the Excess Withdrawal less the Partial Withdrawal not considered Excess Withdrawal.

                      a.     Return of Premium = ($94,700 - $5,300) x ($100,180
                             - $7,000)/($100,180 - $5,300) = $87,798

                 (5) As a result of the Contract Year 3 Partial Withdrawal, an Excess Withdrawal, the Enhanced Return of Premium is adjusted by a proportional factor of 0.98208. This factor is derived by (A/B) where A is Contract Value immediately after the Excess Withdrawal and B is the Contract Value immediately prior to the Excess Withdrawal less the Partial Withdrawal not considered Excess Withdrawal.

                      a. Enhanced Return of Premium = ($102,120) x ($100,180 - $7,000)/($100,180 - $5,300) =
                             $100,290

APP A-11


--------------------------------------------------------------------------
MAXIMUM DAILY VALUE EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. ON THE 2ND FRIDAY, YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000.

                                                                                                       MAXIMUM DAILY
                                                                       CONTRACT         MAXIMUM         VALUE DEATH
                                                                      VALUE(1)(5)     DAILY VALUE       BENEFIT(2)
                    ------------------------------------------------------------------------------------------------
                                       Monday                           $100,000        $100,000          $100,000
                    ------------------------------------------------------------------------------------------------
                                       Tuesday                            98,105         100,000           100,000
                    ------------------------------------------------------------------------------------------------
                                      Wednesday                           98,887         100,000           100,000
                    ------------------------------------------------------------------------------------------------
                                      Thursday                           101,321(3)      101,321(3)        101,321
                    ------------------------------------------------------------------------------------------------
                                       Friday                            101,895(3)      101,895(3)        101,895
                    ================================================================================================
                                       Monday                            103,676(3)      103,676(3)        103,676
                    ------------------------------------------------------------------------------------------------
                                       Tuesday                           105,460(3)      105,460(3)        105,460
                    ------------------------------------------------------------------------------------------------
                                      Wednesday                          105,120         105,460           105,460
                    ------------------------------------------------------------------------------------------------
                                      Thursday                           103,895         105,460           105,460
                    ------------------------------------------------------------------------------------------------
                                       Friday                            155,108         155,460(4)        155,460
                    ------------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Death Benefit under Maximum Daily Value pays the greater value of: (A) the Maximum Daily Value, adjusted for Partial Withdrawals; or (B) the Contract Value.

                    (3) The Maximum Daily Value component is equal to the greater of the Contract Value or the Maximum Daily Value as of the prior Valuation Day.

                    (4) The additional Premium Payment increases the Maximum Daily Value on a dollar-for-dollar basis.

                    (5) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

EXAMPLE 2: ASSUME THAT NO ADDITIONAL PREMIUM PAYMENT WAS MADE, AND YOU INSTEAD TAKE A PARTIAL WITHDRAWAL OF $5,000 ON THE FOLLOWING TUESDAY (PRIOR TO THE PARTIAL WITHDRAWAL, THE CONTRACT VALUE WAS 103,385).

                                                                                                      MAXIMUM DAILY
                                                                      CONTRACT         MAXIMUM         VALUE DEATH
                                                                     VALUE(1)(4)     DAILY VALUE         BENEFIT
                    -----------------------------------------------------------------------------------------------
                                       Monday                          $102,568        $105,460          $105,460
                    -----------------------------------------------------------------------------------------------
                                       Tuesday                           98,385         100,360(2)        100,360
                    -----------------------------------------------------------------------------------------------
                                      Wednesday                          99,887         100,360           100,360
                    -----------------------------------------------------------------------------------------------
                                      Thursday                           99,460         100,360           100,360
                    -----------------------------------------------------------------------------------------------
                                       Friday                           101,052         101,052(3)        101,052
                    -----------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Partial Withdrawal adjusts the Maximum Daily Value by a proportional factor of 0.95164. The factor is derived as (A/B), where A = Contract Value prior to the Partial Withdrawal minus the Partial Withdrawal and B = Contract Value prior to the Partial Withdrawal.

                    (3) The Maximum Daily Value continues to increase any day that the Contract Value exceeds the Maximum Daily Value as of the prior Valuation Day.

                    (4) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

APP A-12


--------------------------------------------------------------------------

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THAT YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT AND HAVE A LIFETIME ANNUAL PAYMENT AVAILABLE OF $5,677 WHEN YOU TAKE THE PARTIAL WITHDRAWAL OF $5,000.


                                                                                                      MAXIMUM DAILY
                                                                      CONTRACT         MAXIMUM         VALUE DEATH
                                                                     VALUE(1)(3)     DAILY VALUE         BENEFIT
                    -----------------------------------------------------------------------------------------------
                                       Monday                          $102,568        $105,460          $105,460
                    -----------------------------------------------------------------------------------------------
                                       Tuesday                           98,385         100,460(2)       $100,460
                    -----------------------------------------------------------------------------------------------
                                      Wednesday                          99,887         100,460          $100,460
                    -----------------------------------------------------------------------------------------------
                                      Thursday                           99,460         100,460          $100,460
                    -----------------------------------------------------------------------------------------------
                                       Friday                           101,052         101,052          $101,052
                    -----------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Partial Withdrawal adjusts the Maximum Daily Value by the dollar amount of the Partial Withdrawal.

                    (3) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

ANNUAL LOCK INCOME BENEFIT EXAMPLE

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. YOUR CONTRACT VALUE, WITHDRAWAL BASE AND BONUS BASE ARE ALL EQUAL TO $100,000. YOU HAVE ELECTED ANNUAL LOCK INCOME BENEFIT - SINGLE LIFE, AND BASED ON YOUR AGE OF 60 YOU INITIAL WITHDRAWAL PERCENTAGE IS AT 4%. IN CONTRACT YEARS 7, 9, 11 AND 12 YOU TAKE PARTIAL WITHDRAWAL OF THE AMOUNT EQUAL TO YOUR AVAILABLE LIFETIME ANNUAL PAYMENT. IN CONTRACT YEAR 10, YOU TAKE A PARTIAL WITHDRAWAL OF $10,000.


                          CONTRACT                    LIFETIME    LIFETIME                  WITHDRAWAL BASE AT   BONUS BASE AT
  CONTRACT                  VALUE          DEFERRAL  WITHDRAWAL    ANNUAL     WITHDRAWAL        END OF EACH       END OF EACH
    YEAR*      AGE  PRE-TRANSACTION(1)(2)    BONUS   PERCENTAGE    PAYMENT      AMOUNT         CONTRACT YEAR     CONTRACT YEAR
--------------------------------------------------------------------------------------------------------------------------------
      0        60        $ 100,000          $     0       4%      $ 4,000      $      0         $ 100,000         $  100,000
--------------------------------------------------------------------------------------------------------------------------------
      1        61           93,930            6,000       4%        4,240             0           106,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      2        62          101,632            6,000       4%        4,480             0           112,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      3        63          106,694            6,000       4%        4,720             0           118,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      4        64          118,408            6,000       4%        4,960             0           124,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      5        65          135,726            6,000       5%        6,786(4)          0           135,726(5)         135,726(5)
--------------------------------------------------------------------------------------------------------------------------------
      6        66          147,306            8,144       5%        7,365             0           147,306(5)         147,306(5)
--------------------------------------------------------------------------------------------------------------------------------
      7        67          127,722                0       5%        7,365         7,365(6)        147,306                  0(6)
--------------------------------------------------------------------------------------------------------------------------------
      8        68          126,683                0       5%        7,365             0           147,306                  0
--------------------------------------------------------------------------------------------------------------------------------
      9        69          134,538                0       5%        7,365         7,365(6)        147,306                  0
--------------------------------------------------------------------------------------------------------------------------------
     10        70          138,025                0       5%        7,365        10,000(7)        144,335(7)               0
--------------------------------------------------------------------------------------------------------------------------------
     11        71          140,955                0       5%        7,217         7,217(6)        144,335                  0
--------------------------------------------------------------------------------------------------------------------------------
     12        72          147,319                0       5%        7,217         7,217(6)        144,335                  0
--------------------------------------------------------------------------------------------------------------------------------

*     Contract Year "0" represents your Contract issue date.

(1) Assumes annual performance on the Contract Value and Partial Withdrawal activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)   Does not reflect a Premium Based Charge, if applicable.

(3) The Deferral Bonus is applied to the Withdrawal Base on Contract Anniversaries 1, 2, 3 and 4.

(4) The Lifetime Benefit Payment increases as the result of the increases in the Withdrawal Base. Additionally, because no Withdrawals have been taken, the Lifetime Withdrawal Percentage increases to 5% upon attaining the age of 65.

(5) Applies a Step Up to the Withdrawal Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Withdrawal Base and Bonus Base.

(6) A Partial Withdrawal equal to the Lifetime Annual Payment does not impact the Withdrawal Base or Lifetime Annual Payment, but as the first Withdrawal it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.


(7) A Partial Withdrawal of $10,000 is in excess of the Lifetime Annual Payment; the Withdrawal Base is reset by a factor of 0.97983 derived from ($138,025 - $10,000) / ($138,025 - $7,365).

APP A-13


--------------------------------------------------------------------------
DAILY LOCK INCOME BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000, YOU ARE AGE 67, AND YOU ELECTED DAILY LOCK INCOME BENEFIT - SINGLE OPTION. NO PARTIAL WITHDRAWALS HAVE OCCURRED.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               ---------------------------------------------------------------------------------------------------------
                            Monday                  $100,000       $100,000       $100,000       $100,000      $5,000
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                   98,105        100,000        100,000        100,000       5,000
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                  98,887        100,000        100,000        100,000       5,000
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  101,321        101,321(2)     100,000        100,000       5,066(2)
               ---------------------------------------------------------------------------------------------------------
                            Friday                   101,895        101,895(2)     100,000        100,000       5,094(2)
               =========================================================================================================
                            Monday                   103,676        103,676(2)     100,000        100,000       5,183(2)
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  105,460        105,460(2)     100,000        100,000       5,273(2)
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 105,120        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  103,895        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------
                            Friday                   105,108        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

EXAMPLE 2: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT TUESDAY IS THE FIRST CONTRACT ANNIVERSARY.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               -------------------------------------------------------------------------------------------------------
                            Monday                  $102,568       $105,460       $100,000       $100,000      $5,273
               -------------------------------------------------------------------------------------------------------
                            Tuesday                  104,385        106,000(2)     106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                           Wednesday                 105,887        106,000        106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                           Thursday                  105,460        106,000        106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                            Friday                   107,459        107,459        106,000        100,000       5,373
               -------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) On the Anniversary, a Deferral Bonus increase occurs because the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($100,000) plus 6% of the Deferral Bonus Base ($6,000) exceeds both the Withdrawal Base as of the prior Valuation Day and the current Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT THURSDAY IS THE SECOND CONTRACT ANNIVERSARY. ADDITIONALLY, ON WEDNESDAY OF THE FOLLOWING WEEK YOU TAKE YOUR FIRST PARTIAL WITHDRAWAL OF $473 THAT REPRESENTS ONE-TWELFTH OF YOUR LIFETIME ANNUAL PAYMENT.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               ---------------------------------------------------------------------------------------------------------
                            Monday                  $110,941       $110,941       $106,000       $100,000      $5,547
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  112,576        112,576        106,000        100,000       5,629
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 111,892        112,576        106,000        100,000       5,629
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  113,540(2)     113,540(2)     113,540        113,540(2)    5,677
               ---------------------------------------------------------------------------------------------------------
                            Friday                   112,137        113,540        113,540        113,540       5,677
               =========================================================================================================
                            Monday                   111,244        113,540        113,540        113,540       5,677
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  111,509        113,540        113,540        113,540       5,677
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 112,458        113,540        113,540              0(3)    5,677
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  112,044        113,540        113,540              0       5,677
               ---------------------------------------------------------------------------------------------------------
                            Friday                   114,286        114,286(4)     113,540              0       5,677(4)
               ---------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

APP A-14


--------------------------------------------------------------------------
               (2) On the Contract Anniversary, the Contract Value exceeds both the Withdrawal Base as of the prior Valuation Day and the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($106,000) plus 6% of the Deferral Bonus Base ($6,000). There is no Deferral Bonus increase applied, but the Deferral Bonus Base increases to the Withdrawal Base.

               (3) The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base is zero.

               (4) Step Ups continue to occur to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up.

EXAMPLE 4: ASSUME THE SAME FACTS AS ABOVE, BUT INSTEAD YOU MAKE A PARTIAL WITHDRAWAL OF $10,000 INSTEAD OF ONE-TWELFTH OF THE LIFETIME ANNUAL PAYMENT.


                                                                                           ANNIVERSARY
                                                               CONTRACT     WITHDRAWAL     WITHDRAWAL     DEFERRAL BONUS
                                                               VALUE(1)        BASE           BASE             BASE
                --------------------------------------------------------------------------------------------------------
                                  Monday                        $111,244      $113,540       $113,540         $113,540
                --------------------------------------------------------------------------------------------------------
                                  Tuesday                        111,509       113,540        113,540          113,540
                --------------------------------------------------------------------------------------------------------
                                 Wednesday                       103,404       108,983(2)     108,983(2)             0
                --------------------------------------------------------------------------------------------------------
                                 Thursday                        102,517       108,983        108,983                0
                --------------------------------------------------------------------------------------------------------
                                  Friday                         104,759       108,983        108,983                0
                --------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Anniversary Withdrawal Base by a factor of 0.95987. The factor is derived as (113,404 - 10,000) / (113,404 - 5,677). Upon the
                    Excess Withdrawal, the Lifetime Annual Payment is reset. There is zero Lifetime Annual Payment available.

APP B-1


--------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


The following table lists the Condensed Financial Information of Accumulation Unit Values for Accumulation Units outstanding under the Contracts as of December 31, 2014.



FORERETIREMENT VARIABLE ANNUITY
B-SHARE
                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.226  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.615  $   12.338
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             59.935      64.138
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.091  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.102  $   12.211
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             23.908      14.898
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.182  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.795  $   12.299
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             26.920      26.863
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.662  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.332  $   11.775
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             44.970      36.086
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.307  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.342  $   12.407
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            171.400     167.242
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.618  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.943  $   12.719
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            110.836     112.927
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.537  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.277  $   11.686
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             84.376      74.124
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                $    11.535  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.842  $   11.593
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                          11099.161    5575.355
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.765  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.913  $   10.861
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              8.012       2.026
-----------------------------------------------------------------------------------------------------------------------------------

APP B-2


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    12.776  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.893  $   12.882
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             35.926      48.114
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.715  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.826  $   11.837
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             72.303      95.797
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.039  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.245  $   11.104
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             90.067      69.927
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.704  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.889  $   10.702
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             27.776      23.187
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $     9.667  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.118  $    9.658
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.931       0.667
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.949  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.433  $   11.010
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             51.121      32.972
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.018  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.876  $   12.108
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             83.804      77.025
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.116  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.175  $   12.209
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             45.136      35.833
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.628  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.775  $   12.797
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             35.544      29.546
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.186  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.297  $   10.186
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.230      15.415
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.690  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.456  $   11.854
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             22.012      15.196
-----------------------------------------------------------------------------------------------------------------------------------

APP B-3


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $     9.986  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.127  $   10.023
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             28.103      24.424
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.209  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.928  $   12.362
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             63.613      51.816
-----------------------------------------------------------------------------------------------------------------------------------

FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.171  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.726  $   10.211
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1842.363     327.419
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.071  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.669  $   10.111
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            420.040      74.693
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.041  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.105  $   10.101
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           2769.915     469.842
-----------------------------------------------------------------------------------------------------------------------------------

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.481          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            170.262          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.441          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            372.447          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.454          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             30.556          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.071  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.789  $   10.140
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1001.340     102.957
-----------------------------------------------------------------------------------------------------------------------------------

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.120  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.054  $   10.180
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            846.591     129.679
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.349          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

APP B-4


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.868          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.949  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.895  $   13.073
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             79.455      73.645
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.306  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.912  $   12.426
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             84.547      93.513
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.707  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.797
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.344          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.473  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.634  $   10.461
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              6.080       1.904
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    11.624  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.248  $   11.810
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             45.468      46.272
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.797  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.263  $    9.780
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             60.597      57.515
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.253  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.658  $   12.374
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.502       3.803
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.340  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.959  $   12.451
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             86.210     104.136
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD PORTFOLIO DIVERSIFIER HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $     8.960  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     8.700  $    8.939
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1572.523    1611.775
-----------------------------------------------------------------------------------------------------------------------------------

APP B-5


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                 2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $     9.883   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.423   $    9.925
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             29.082       16.020
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.027   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.027   $   12.158
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             23.463       16.936
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.211   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.324   $   11.388
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             77.683       71.436
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.957   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.493   $   12.071
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             11.886        9.949
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                $     9.935   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.863   $    9.936
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             76.857        8.337
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.619   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.972   $   12.790
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             22.407       19.609
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    10.589   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.987   $   10.598
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             33.070       27.430
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.501   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.428   $   12.615
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             76.053       82.138
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.648   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.453   $   12.766
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             14.611        7.466
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.884   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.027   $   12.990
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             81.258       81.839
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.034   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.187   $   12.130
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             25.406       23.308
-----------------------------------------------------------------------------------------------------------------------------------

APP B-6


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.330  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.696  $   12.452
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             24.642      25.275
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.874  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.992  $   13.048
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             27.010      21.864
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.584  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.917  $   12.711
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             36.694      39.063
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.830  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.847  $    9.866
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.682       3.148
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO EQS PATHFINDER PORTFOLIO(R) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.405  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.545  $   11.516
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             58.738      81.113
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.751  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.069  $    9.743
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            123.086     106.581
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.248  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.845  $   12.369
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             30.003      30.978
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.069  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.633  $   10.053
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             48.462      47.273
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    13.515  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.837  $   13.611
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             31.931      34.353
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.477  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.770  $   10.541
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           2732.582    1927.233
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.994  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.141  $   11.127
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           8595.557    5365.244
-----------------------------------------------------------------------------------------------------------------------------------

APP B-7


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                 2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                 $   10.799   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                       $   11.100   $   10.901
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           5488.750     4020.254
-----------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT VARIABLE ANNUITY
C-SHARE
                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.126  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.383  $   12.238
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.795       2.018
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.993  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.862  $   12.112
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.339       3.067
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.083  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.561  $   12.199
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.110       1.033
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.567  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.122  $   11.680
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.001       1.652
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.207  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.116  $   12.307
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              7.739      10.419
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.515  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.706  $   12.616
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              6.660       5.831
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.443  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.085  $   11.592
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.620       2.269
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                $    11.441  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.640  $   11.500
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            336.352     169.204
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.677  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.744  $   10.773
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             11.527       9.208
-----------------------------------------------------------------------------------------------------------------------------------

APP B-8


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    12.671  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.657  $   12.777
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.620  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.608  $   11.741
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.949  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.054  $   11.014
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             61.507       9.075
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.616  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.704  $   10.616
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.791       5.089
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $     9.589  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.946  $    9.579
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.408       8.327
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.860  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.239  $   10.921
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              9.832       2.730
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.920  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.658  $   12.010
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.017  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.951  $   12.110
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.987       2.850
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.526  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.558  $   12.693
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.574       4.560
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.102  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.122  $   10.103
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              8.295       2.212
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.595  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.278  $   11.758
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.082       5.794
-----------------------------------------------------------------------------------------------------------------------------------

APP B-9


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $     9.904  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.955  $    9.942
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              8.960      10.733
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.109  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.726  $   12.262
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.160  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.619  $   10.200
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             37.015       0.393
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.060  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.562  $   10.101
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.691       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.030  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.004  $   10.090
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             20.609       0.397
-----------------------------------------------------------------------------------------------------------------------------------

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.418          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             24.876          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.378          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.493          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.392          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.059  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.681  $   10.130
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             33.587       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.109  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.943  $   10.169
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             58.180       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.287          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

APP B-10


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.809          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.843  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.659  $   12.967
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.687       3.759
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.206  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.675  $   12.325
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              8.520       7.595
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.603  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.693
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       4.867
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.276          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.444          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.387  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.453  $   10.376
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.569       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    11.529  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.057  $   11.715
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.212       1.166
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.717  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.089  $    9.700
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.486       0.950
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.153  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.426  $   12.274
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.377       2.991
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.239  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.722  $   12.350
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.933       1.233
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD PORTFOLIO DIVERSIFIER HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $     8.887  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     8.553  $    8.866
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             43.431      56.969
-----------------------------------------------------------------------------------------------------------------------------------

APP B-11


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $     9.803  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.246  $    9.844
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              9.491       9.592
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.929  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.806  $   12.060
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.594       4.573
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.120  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.132  $   11.296
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              7.990       9.179
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.860  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.280  $   11.973
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.375       5.186
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                $     9.854  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.695  $    9.855
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.064
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.517  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.751  $   12.686
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.971       7.558
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    10.502  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.800  $   10.512
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.462       2.164
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.399  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.200  $   12.513
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.485       5.014
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.545  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.225  $   12.663
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.612       1.648
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.779  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.788  $   12.885
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.936  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.980  $   12.031
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.017       3.183
-----------------------------------------------------------------------------------------------------------------------------------

APP B-12


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.229  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.463  $   12.351
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.769  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.788  $   12.942
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.413       4.028
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.481  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.681  $   12.608
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.497       7.653
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.750  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.680  $    9.786
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              6.612       8.852
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO EQS PATHFINDER PORTFOLIO(R) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.312  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.349  $   11.422
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.672  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.897  $    9.664
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.510       1.695
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.148  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.610  $   12.269
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.755       5.395
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.987  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.452  $    9.971
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    13.405  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.585  $   13.501
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.297       3.732
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.392  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.587  $   10.456
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            103.262      68.914
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.904  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.952  $   11.037
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            188.226      82.568
-----------------------------------------------------------------------------------------------------------------------------------

APP B-13


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                 2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.711   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.911   $  10.812
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            200.609     136.680
-----------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT VARIABLE ANNUITY
L-SHARE
                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.187  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.524  $   12.299
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            133.125     118.407
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.053  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.008  $   12.172
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             36.522      30.699
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.143  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.703  $   12.260
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             20.333      18.271
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.625  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.250  $   11.738
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             11.387       8.284
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.268  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.254  $   12.368
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            192.508     188.252
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.578  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.851  $   12.679
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            141.935     118.239
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.500  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.202  $   11.649
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             96.155      86.657
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                $    11.498  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.763  $   11.557
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                          14021.595    8296.725
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.730  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.847  $   10.826
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              9.211       5.257
-----------------------------------------------------------------------------------------------------------------------------------

APP B-14


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    12.735  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.801  $   12.841
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.639      18.650
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.678  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.741  $   11.799
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             32.271      30.820
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.004  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.170  $   11.068
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             42.020      33.622
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.670  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.816  $   10.668
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             24.442      16.803
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $     9.637  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.051  $    9.627
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.279       1.286
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.914  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.357  $   10.975
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             10.353       0.618
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.980  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.791  $   12.069
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            119.383     113.912
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.077  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.087  $   12.170
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             41.252      45.831
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.588  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.690  $   12.757
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             34.862      31.031
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.153  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.229  $   10.154
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             19.418      15.787
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.653  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.386  $   11.817
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             55.043      42.089
-----------------------------------------------------------------------------------------------------------------------------------

APP B-15


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $     9.954  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.060  $    9.992
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            204.427      78.870
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.170  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.849  $   12.323
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             57.444      68.575
-----------------------------------------------------------------------------------------------------------------------------------

FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.166  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.684  $   10.207
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1918.148     305.217
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.067  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.627  $   10.107
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            509.414      49.123
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.037  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.066  $   10.097
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           3362.030     353.582
-----------------------------------------------------------------------------------------------------------------------------------

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.456          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            206.771          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.417          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                          1,839.724          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.430          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.658          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.066  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.747  $   10.136
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            963.703     134.218
-----------------------------------------------------------------------------------------------------------------------------------

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.116  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.011  $   10.176
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1911.115      48.463
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.325          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

APP B-16


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.845          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.908  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.803  $   13.032
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             25.874      24.175
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.267  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.819  $   12.387
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             46.010      47.442
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.666  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.756
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       8.455
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.318          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             13.100          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.440  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.563  $   10.428
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.769       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    11.587  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.173  $   11.773
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             15.985      15.094
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.765  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.195  $    9.749
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             61.774      48.950
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.214  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.568  $   12.335
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             15.054      20.212
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.301  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.866  $   12.412
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             91.768     203.057
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD PORTFOLIO DIVERSIFIER HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $     8.932  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     8.643  $    8.910
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1736.465    1843.640
-----------------------------------------------------------------------------------------------------------------------------------

APP B-17


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                       ----------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $     9.852  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.354  $    9.893
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             28.657      40.539
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.989  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.941  $   12.120
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             23.491      24.102
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.175  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.249  $   11.352
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             85.770      89.836
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.919  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.410  $   12.033
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             12.405       7.623
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                $     9.904  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.797  $    9.904
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.579  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.886  $   12.749
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.712      19.450
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    10.555  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.914  $   10.564
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             20.583      14.916
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.461  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.339  $   12.575
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             70.142      92.903
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.608  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.364  $   12.726
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.684       6.789
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.843  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.934  $   12.949
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             41.722      38.520
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.995  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.107  $   12.091
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.251      15.566
-----------------------------------------------------------------------------------------------------------------------------------

APP B-18


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.290  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.605  $   12.412
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             19.175      18.092
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.833  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.912  $   13.007
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             25.252      26.055
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.544  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.825  $   12.671
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            114.075      94.611
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.799  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.782  $    9.835
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             22.507      13.359
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO EQS PATHFINDER PORTFOLIO(R) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.368  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.468  $   11.479
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             25.671      24.087
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.720  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.002  $    9.712
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             59.530      43.871
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.209  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.753  $   12.330
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             34.065      32.882
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.037  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.562  $   10.021
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             50.125      45.524
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    13.472  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.739  $   13.568
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             35.431      47.272
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.444  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.699  $   10.508
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           2397.555    1673.639
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.959  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.067  $   11.092
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           9652.409    6426.915
-----------------------------------------------------------------------------------------------------------------------------------

APP B-19


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                 2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                 $   10.765   $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                       $   11.026   $   10.866
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           5752.223     4934.031
-----------------------------------------------------------------------------------------------------------------------------------

APP C-1


--------------------------------------------------------------------------
APPENDIX C -- FUND DATA


                                                               INVESTMENT                                     INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Balanced-Risk Allocation       Seeks total return with a low to moderate     Invesco Advisers, Inc.
      Fund -- Series II                        correlation to traditional financial market
                                               indices.

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Core Equity Fund --            Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. International Growth           Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Fund -- Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Mid Cap Core Equity            Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Fund -- Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Money Market Fund --           Seeks to provide current income consistent    Invesco Advisers, Inc.
      Series I                                 with preservation of capital and liquidity.

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Small Cap Equity Fund --       Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Series II

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Growth Fund --          Seeks long-term capital growth.               American Century Investment
      Class II                                                                               Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Mid Cap Value           Seeks long-term capital growth. Income is     American Century Investment
      Fund -- Class II                         a secondary objective.                        Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           Seeks long-term capital growth. Income is     American Century Investment
      Class II                                 a secondary objective                         Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-----------------------------------------------------------------------------------------------------------------------------------
   Global Growth and Income Fund --            Seeks to provide long-term growth of          Capital Research and Management
      Class 4                                  capital while providing current income.       Company

-----------------------------------------------------------------------------------------------------------------------------------
   Growth Fund -- Class 4                      Seeks to provide growth of capital.           Capital Research and Management
                                                                                             Company

-----------------------------------------------------------------------------------------------------------------------------------
   Growth-Income Fund -- Class 4               Seeks to achieve long-term growth of          Capital Research and Management
                                               capital and income.                           Company

-----------------------------------------------------------------------------------------------------------------------------------
   International Fund -- Class 4               Seeks to provide long-term growth of          Capital Research and Management
                                               capital.                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
   Managed Risk Asset Allocation Fund --       Seeks high total return (including income     Capital Research and Management
      Class P2 (1)                             and capital gains) consistent with            Company
                                               preservation of capital over the long term    Sub-advised by Milliman Financial Risk
                                               while seeking to manage volatility and        Management LLC
                                               provide downside protection.

-----------------------------------------------------------------------------------------------------------------------------------
   New World Fund -- Class 4                   Seeks long-term capital appreciation.         Capital Research and Management
                                                                                             Company

-----------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Capital Appreciation V.I.         Seeks long-term growth of capital.            BlackRock Advisors, LLC
      Fund -- Class III

-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Equity Dividend V.I. Fund --      Seek long-term total return and current       BlackRock Advisors, LLC
      Class III                                income.

-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    Seeks high total investment return.           BlackRock Advisors, LLC
      Class III

-----------------------------------------------------------------------------------------------------------------------------------

APP C-2


--------------------------------------------------------------------------

                                                              INVESTMENT
FUNDING OPTION                                             OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --          Seeks to maximize total return, consistent
      Class III                               with income generation and prudent
                                              investment management.

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.        Seeks to maximize total return, consistent
      Fund -- Class III                       with income generation and prudent
                                              investment management.

------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   FVIT American Funds(R) Managed Risk        Seeks to provide capital appreciation and
      Portfolio -- Class II (1)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Balanced Managed Risk                 Seeks to provide capital appreciation and
      Portfolio -- Class II (1)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT BlackRock Global Allocation           Seeks to provide capital appreciation and
      Managed Risk Portfolio -- Class II (1)  income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Franklin Dividend and Income          Seeks to provide capital appreciation and
      Managed Risk Portfolio -- Class II (1)  income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
   FVIT Goldman Sachs Dynamic Trends          Seeks to provide capital appreciation and
      Allocation Portfolio -- Class II (1)    income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Growth Managed Risk Portfolio --      Seeks to provide capital appreciation and
      Class II (1)                            income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Moderate Growth Managed Risk          Seeks to provide capital appreciation and
      Portfolio -- Class II (1)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT PIMCO Tactical Allocation             Seeks to provide capital appreciation and
      Portfolio -- Class II (1)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Select Advisor Managed Risk           Seeks to provide capital appreciation and
      Portfolio -- Class II (1)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Wellington Research Managed Risk      Seeks to provide capital appreciation and
      Portfolio -- Class II (1,2)             income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Seeks to maximize income while
                                              maintaining prospects for capital
                                              appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --         Capital appreciation, with income as a
      Class 4                                 secondary goal.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Seeks long-term capital appreciation with
      Class 4                                 preservation of capital as an important
                                              consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --       Seeks long-term total return.
      Class 4

------------------------------------------------------------------------------------------------------------------------------------

                                                               INVESTMENT
FUNDING OPTION                                             ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --          BlackRock Advisors, LLC
      Class III


------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.        BlackRock Advisors, LLC
      Fund -- Class III


------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   FVIT American Funds(R) Managed Risk        Forethought Investment Advisors, LLC
      Portfolio -- Class II (1)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Balanced Managed Risk                 Forethought Investment Advisors, LLC
      Portfolio -- Class II (1)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT BlackRock Global Allocation           Forethought Investment Advisors, LLC
      Managed Risk Portfolio -- Class II (1)  Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Franklin Dividend and Income          Forethought Investment Advisors, LLC
      Managed Risk Portfolio -- Class II (1)  Sub-advised by Franklin Advisory Services,
                                              LLC and Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Goldman Sachs Dynamic Trends          Forethought Investment Advisors, LLC
      Allocation Portfolio -- Class II (1)    Sub-advised by Goldman Sachs Asset
                                              Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Growth Managed Risk Portfolio --      Forethought Investment Advisors, LLC
      Class II (1)                            Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Moderate Growth Managed Risk          Forethought Investment Advisors, LLC
      Portfolio -- Class II (1)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT PIMCO Tactical Allocation             Forethought Investment Advisors, LLC
      Portfolio -- Class II (1)               Sub-advised by Pacific Investment
                                              Management Company LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Select Advisor Managed Risk           Forethought Investment Advisors, LLC
      Portfolio -- Class II (1)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Wellington Research Managed Risk      Forethought Investment Advisors, LLC
      Portfolio -- Class II (1,2)             Sub-advised by Milliman Financial Risk
                                              Management LLC and Wellington
                                              Management Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Franklin Advisers, Inc.



------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --         Franklin Mutual Advisers, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Franklin Advisory Services, LLC
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --       Franklin Advisory Services, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------

APP C-3


--------------------------------------------------------------------------

                                                              INVESTMENT                                     INVESTMENT
FUNDING OPTION                                             OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income VIP Fund --      Seeks a high level of current income, with    Franklin Advisers, Inc.
      Class 4                                 capital appreciation over the long term as a
                                              secondary goal.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign VIP Fund -- Class 4      Seeks long-term capital growth.               Templeton Investment Counsel, LLC

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --          Seeks high current income, consistent with    Franklin Advisers, Inc.
      Class 4                                 preservation of capital, with capital
                                              appreciation as a secondary consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Growth VIP Fund -- Class 4       Seeks long-term capital growth.               Templeton Global Advisors Limited

------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Global Trends Allocation     Seeks total return while seeking to provide   Goldman Sachs Asset Management, L.P.
      Fund -- Service Shares (3)              volatility management.

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Multi-Strategy               Seeks long-term growth of capital.            Goldman Sachs Asset Management, L.P.
      Alternatives Portfolio -- Advisor
      Shares (4)

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Strategic Income             Seeks total return comprised of income        Goldman Sachs Asset Management, L.P.
      Fund -- Advisor Shares                  and capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities HLS          Seeks capital appreciation.                   Hartford Funds Management Company,
      Fund -- Class IB (5)                                                                  LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS          Seeks growth of capital.                      Hartford Funds Management Company,
      Fund -- Class IB                                                                      LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS           Seeks a high level of current income          Hartford Funds Management Company,
      Fund -- Class IB                        consistent with growth of capital.            LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford High Yield HLS Fund --            Seeks to provide high current income, and     Hartford Funds Management Company,
      Class IB                                long-term total return.                       LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford International Opportunities       Seeks long-term growth of capital.            Hartford Funds Management Company,
      HLS Fund -- Class IB                                                                  LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS             Seeks a competitive total return, with        Hartford Funds Management Company,
      Fund -- Class IB                        income as a secondary objective               LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Value HLS Fund -- Class IB        Seeks long-term total return.                 Hartford Funds Management Company,
                                                                                            LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IB (6)       Seeks to provide investment results which     Hartford Investment Management
                                              approximate the price and yield               Company
                                              performance of publicly traded common
                                              stocks in the aggregate.

------------------------------------------------------------------------------------------------------------------------------------

APP C-4


--------------------------------------------------------------------------

                                                             INVESTMENT                                       INVESTMENT
FUNDING OPTION                                            OBJECTIVE SUMMARY                               ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Portfolio Diversifier           Seeks to produce investment performance         Hartford Investment Management
      Fund -- Class IB (7)                   that mitigates against significant declines in  Company
                                             the aggregate value of investment
                                             allocations to equity mutual funds under
                                             certain variable annuity contracts, while
                                             also preserving the potential for modest
                                             appreciation in the Fund's net asset value
                                             when marrkets are appreciating.

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Bond Debenture Portfolio -- Class VC      Seeks high current income and the               Lord, Abbett & Co. LLC
                                             opportunity for capital appreciation to
                                             produce a high total return.

------------------------------------------------------------------------------------------------------------------------------------
   Fundamental Equity Portfolio --           Seeks long-term growth of capital and           Lord, Abbett & Co. LLC
      Class VC                               income without excessive fluctuations in
                                             market value.

------------------------------------------------------------------------------------------------------------------------------------
   Growth Opportunities Portfolio --         Seeks capital appreciation.                     Lord, Abbett & Co. LLC
      Class VC

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Series -- Service Class     Seeks capital appreciation.                     MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Investors Trust Series -- Service  Seeks capital appreciation.                     MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Series -- Service    Seeks capital appreciation.                     MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Series -- Service Class      Seeks capital appreciation.                     MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST II
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Portfolio --   Seeks capital appreciation.                     MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Balanced ETF         Seeks to provide income and capital             ValMark Advisers, Inc.
      Portfolio -- Class 3                   appreciation with less volatility than the      Sub-advised by Milliman Financial Risk
                                             fixed income and equity markets as a            Management LLC
                                             whole.

------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Growth ETF           Seeks capital appreciation with less            ValMark Advisers, Inc.
      Portfolio -- Class 3                   volatility than the equity markets as a         Sub-advised by Milliman Financial Risk
                                             whole.                                          Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Moderate             Seeks capital appreciation with less            ValMark Advisers, Inc.
      Growth ETF Portfolio -- Class 3        volatility than the equity markets as a         Sub-advised by Milliman Financial Risk
                                             whole.                                          Management LLC

------------------------------------------------------------------------------------------------------------------------------------
PIMCO EQUITY SERIES VIT
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO EqS Pathfinder Portfolio(R) --      Seeks capital appreciation.                     PIMCO
      Advisor Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO All Asset Portfolio -- Advisor      Seeks maximum real return, consistent           PIMCO
      Class                                  with preservation of real capital and           Sub-advised by Research Affiliates, LLC
                                             prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Portfolio --           Seeks maximum total return, consistent          PIMCO
      Advisor Class                          with preservation of capital and prudent
                                             investment management.

------------------------------------------------------------------------------------------------------------------------------------

APP C-5


--------------------------------------------------------------------------

                                                               INVESTMENT                                     INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Equity Income Fund --             Seeks capital growth and current income.      Putnam Investment Management, LLC
      Class IB

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Income Fund -- Class IB           Seeks high current income consistent with     Putnam Investment Management, LLC
                                               what Putnam Investment Management,
                                               LLC believes to be prudent risk.

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Voyager Fund -- Class IB          Seeks capital appreciation.                   Putnam Investment Management, LLC

------------------------------------------------------------------------------------------------------------------------------------



(1)  This Fund employs a managed volatility strategy.



(2) Name change effective April 30, 2015. Formerly known as FVIT WMC Research Managed Risk Portfolio.



(3) Name change effective April 29, 2015. Formerly known as Goldman Sachs Global Markets Navigator Fund.



(4) Effective May 1, 2015, the Goldman Sachs Multi-Strategy Alternatives Portfolio is closed to new and subsequent Premium Payments and transfers of Contract Value.



(5) Effective June 20, 2014, the Hartford Growth HLS Fund merged into the Hartford Growth Opporunities HLS Fund.



(6) Effective October 20, 2014, the Hartford Index HLS Fund was reorganized into the HIMCO VIT Index Fund.



(7) Effective October 20, 2014, the Hartford Portfolio Diversifier HLS Fund was reorganized into the HIMCO VIT Portfolio Diversifier Fund.

APP D-1


--------------------------------------------------------------------------


APPENDIX D -- OPTIONAL RIDER INVESTMENT RESTRICTIONS

          ANNUAL LOCK INCOME BENEFIT AND DAILY LOCK INCOME BENEFIT

                      ELECTED BEFORE NOVEMBER 18, 2013

If you elected Annual Lock Income Benefit or Daily Lock Income Benefit, you must allocate your Contract Value to one or more of the approved individual Sub-Accounts or to one of the Personal Protection Portfolio listed below. Personal Protection Portfolios are rebalanced monthly.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund FVIT American Funds(R) Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio

TOPS(TM) Managed Risk Balanced ETF Portfolio
TOPS(TM) Managed Risk Growth ETF Portfolio
TOPS(TM) Managed Risk Moderate Growth ETF Portfolio

IF YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT OR ANNUAL LOCK INCOME BENEFIT AND CHOOSE NOT TO INVEST IN THE PERSONAL PROTECTION PORTFOLIOS, YOU MUST ALLOCATE 100% OF CONTRACT VALUE TO ANY COMBINATION OF THESE APPROVED SUB-ACCOUNTS. AN APPROVED SUB-ACCOUNT CANNOT BE COMBINED WITH PERSONAL PROTECTION PORTFOLIOS
(PPP). ONCE INVESTED IN A PPP MODEL, YOU MAY TRANSFER THE FULL AMOUNT INVESTED TO ANY OF THESE APPROVED SUB-ACCOUNT, HOWEVER, TRANSFERS BACK TO A PPP MODEL WILL NOT BE PERMITTED AS YOU CANNOT TRANSFER ASSETS TO A PPP MODEL ONCE INVESTED IN THESE APPROVED SUB-ACCOUNTS.


                       PERSONAL PROTECTION PORTFOLIOS

AMERICAN PORTFOLIO


                   HIMCO VIT Portfolio Diversifier Fund                                             50%
                   -------------------------------------------------------------------------------------
                   American Funds Growth Fund                                                       20%
                   -------------------------------------------------------------------------------------
                   American Funds Growth-Income Fund                                                20%
                   -------------------------------------------------------------------------------------
                   American Funds International Fund                                                10%
                   -------------------------------------------------------------------------------------
                   TOTAL                                                                           100%
                   -------------------------------------------------------------------------------------


BALANCED PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                 50%
                    -----------------------------------------------------------------------------------------
                    BlackRock Equity Dividend V.I. Fund                                                  15%
                    -----------------------------------------------------------------------------------------
                    PIMCO EqS Pathfinder Portfolio                                                       15%
                    -----------------------------------------------------------------------------------------
                    BlackRock Capital Appreciation V.I. Fund                                             10%
                    -----------------------------------------------------------------------------------------
                    MFS(R) Growth Series                                                                 10%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------

APP D-2


--------------------------------------------------------------------------

BALANCED PLUS PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                 50%
                    ------------------------------------------------------------------------------------------
                    MFS(R) Value Series                                                                  20%
                    ------------------------------------------------------------------------------------------
                    American Century VP Growth Fund                                                      15%
                    ------------------------------------------------------------------------------------------
                    American Century VP Mid Cap Value Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------


FRANKLIN PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                50%
                    ----------------------------------------------------------------------------------------
                    Franklin Mutual Shares VIP Fund                                                     20%
                    ----------------------------------------------------------------------------------------
                    Templeton Growth VIP Fund                                                           15%
                    ----------------------------------------------------------------------------------------
                    Franklin Rising Dividends VIP Fund                                                  10%
                    ----------------------------------------------------------------------------------------
                    Franklin Small Cap Value VIP Fund                                                    5%
                    ----------------------------------------------------------------------------------------
                    TOTAL                                                                              100%
                    ----------------------------------------------------------------------------------------


GROWTH PLUS PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                 50%
                    -----------------------------------------------------------------------------------------
                    Lord Abbett Fundamental Equity Portfolio                                             15%
                    -----------------------------------------------------------------------------------------
                    American Funds Growth Fund                                                           10%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                               10%
                    -----------------------------------------------------------------------------------------
                    Putnam VT Voyager Fund                                                               10%
                    -----------------------------------------------------------------------------------------
                    MFS(R) New Discovery Series                                                           5%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------


HARTFORD PORTFOLIO


                   HIMCO VIT Portfolio Diversifier Fund                                               50%
                   ---------------------------------------------------------------------------------------
                   Hartford Capital Appreciation HLS Fund                                             20%
                   ---------------------------------------------------------------------------------------
                   Hartford Dividend and Growth HLS Fund                                              20%
                   ---------------------------------------------------------------------------------------
                   Hartford International Opportunities HLS Fund                                      10%
                   ---------------------------------------------------------------------------------------
                   TOTAL                                                                             100%
                   ---------------------------------------------------------------------------------------


INDEX PORTFOLIO


                   HIMCO VIT Portfolio Diversifier Fund                                             50%
                   -------------------------------------------------------------------------------------
                   HIMCO VIT Index Fund                                                             50%
                   -------------------------------------------------------------------------------------
                   TOTAL                                                                           100%
                   -------------------------------------------------------------------------------------


VALUE PLUS PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                  50%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Core Equity Fund                                                         15%
                    ------------------------------------------------------------------------------------------
                    Hartford Value HLS Fund                                                               10%
                    ------------------------------------------------------------------------------------------
                    Putnam VT Equity Income Fund                                                          10%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            10%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Small Cap Equity Fund                                                     5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                                100%
                    ------------------------------------------------------------------------------------------

APP D-3


--------------------------------------------------------------------------
              MAXIMUM ANNIVERSARY VALUE AND MAXIMUM DAILY VALUE

                      ELECTED BEFORE NOVEMBER 18, 2013

If you elected Maximum Anniversary Value or Maximum Daily Value, you may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. Portfolio Planner Asset Allocation and Investment Strategy models are rebalanced quarterly.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund BlackRock Global Allocation V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
FVIT American Funds(R) Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio

Hartford Total Return Bond HLS Fund
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Money Market Fund
PIMCO All Asset Portfolio
PIMCO Total Return Portfolio
Putnam VT Income Fund
TOPS(TM) Managed Risk Balanced ETF Portfolio
TOPS(TM) Managed Risk Growth ETF Portfolio
TOPS(TM) Managed Risk Moderate Growth ETF Portfolio

APP D-4


--------------------------------------------------------------------------
                PORTFOLIO PLANNER ASSET ALLOCATION(SM) MODELS


SUB-ACCOUNT                                                                                BALANCED   MODERATE GROWTH   GROWTH
------------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund                                                                4%            5%            6%
------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                                                 5%            6%            7%
------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                                                     7%            8%            9%
------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                                                              4%            5%            5%
------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund                                                                 5%            5%            5%
------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund                                                              0%            2%            2%
------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income VIP Fund                                                             4%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                                                          6%            7%            8%
------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                                                  0%            0%            4%
------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund                                                           11%            9%            6%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund                                                         3%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund                                                          3%            3%            2%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund                                                             3%            2%            3%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Portfolio                                                       7%            8%            9%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                                                     0%            0%            2%
------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value Portfolio                                                           3%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                                                                  5%            6%            7%
------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                                                  12%            8%            5%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                                                         11%            8%            6%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond VIP Fund                                                                 7%            6%            5%
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                        100%          100%          100%
------------------------------------------------------------------------------------------------------------------------------



                         INVESTMENT STRATEGY MODELS

GROWTH STRATEGY

                   American Century VP Growth Fund                                                25%
                   -----------------------------------------------------------------------------------
                   MFS(R) Growth Series                                                           25%
                   -----------------------------------------------------------------------------------
                   Putnam VT Equity Income Fund                                                   20%
                   -----------------------------------------------------------------------------------
                   Hartford Total Return Bond HLS Fund                                            15%
                   -----------------------------------------------------------------------------------
                   Lord Abbett Bond Debenture Portfolio                                           15%
                   -----------------------------------------------------------------------------------
                   TOTAL                                                                         100%
                   -----------------------------------------------------------------------------------

INTERNATIONAL STRATEGY

                    PIMCO Total Return Portfolio                                                         30%
                    -----------------------------------------------------------------------------------------
                    American Funds Global Growth and Income Fund                                         25%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. Core Equity Fund                                                        25%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                               20%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------

VALUE STRATEGY


                    Putnam VT Income Fund                                                               30%
                    -----------------------------------------------------------------------------------------
                    BlackRock Equity Dividend V.I. Fund                                                 25%
                    -----------------------------------------------------------------------------------------
                    Franklin Mutual Shares VIP Fund                                                     25%
                    -----------------------------------------------------------------------------------------
                    MFS(R) International Value Portfolio                                                20%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                              100%
                    -----------------------------------------------------------------------------------------

APP D-5


--------------------------------------------------------------------------
  ANNUAL LOCK INCOME BENEFIT, DAILY LOCK INCOME BENEFIT, MAXIMUM ANNIVERSARY
                        VALUE AND MAXIMUM DAILY VALUE

                    ELECTED ON OR AFTER NOVEMBER 18, 2013

If you elected Annual Lock Income Benefit, Daily Lock Income Benefit, Maximum Anniversary Value or Maximum Daily Value you must allocate your Contract Value to one or more of the approved individual Sub-Accounts below.


                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund FVIT American Funds(R) Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio
FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio
FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio

TOPS(TM) Managed Risk Balanced ETF Portfolio

TOPS(TM) Managed Risk Growth ETF Portfolio

TOPS(TM) Managed Risk Moderate Growth ETF Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:

          Forethought Life Insurance Company
          Annuity Service Center
          P.O. Box 758507
          Topeka, Kansas 66675-8507

Please send a Statement of Additional Information to me at the following address:




----------------------------------------------------------------------
                                    Name



----------------------------------------------------------------------
                                   Address



----------------------------------------------------------------------
   City/State                                         Zip Code

Contract Name
Issue Date

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                     FORETHOUGHT LIFE INSURANCE COMPANY
                             300 N. MERIDIAN ST.
                                 SUITE 1800
                           INDIANAPOLIS, IN 46204
                               1-866-645-2449

                       FORERETIREMENT VARIABLE ANNUITY

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.

Dated: May 1, 2015

TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                               2
-----------------------------------------------------------------------------------------------------------------------------------
     Safekeeping of Assets                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Independent Registered Public Accounting Firm                                                                                2
-----------------------------------------------------------------------------------------------------------------------------------
     Non-Participating                                                                                                            2
-----------------------------------------------------------------------------------------------------------------------------------
     Misstatement of Age or Sex                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Principal Underwriter                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Payments to Financial Intermediaries                                                                              2
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return for all Sub-Accounts                                                                                            3
-----------------------------------------------------------------------------------------------------------------------------------
     Yield for Sub-Accounts                                                                                                       3
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Sub-Accounts                                                                                                    3
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Materials                                                                                                         4
-----------------------------------------------------------------------------------------------------------------------------------
     Performance Comparisons                                                                                                      4
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                                             F1
-----------------------------------------------------------------------------------------------------------------------------------

2


--------------------------------------------------------------------------

GENERAL INFORMATION


SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2014 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1000 Louisiana Street, Suite 5800, Houston, TX 77002.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Forethought Distributors, LLC. Forethought Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Forethought Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Forethought Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.


Forethought currently pays Forethought Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to Forethought Distributors, LLC in its role as Principal Underwriter has been 2014: $72,334,196.86 and 2013:
$31,345,583.23.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) may pay Additional Payments to Financial Intermediaries in the future. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2014 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: AIG Advisor Group, Inc.; American Prosperity Group; Arvest Asset Management; Broker Dealer Financial Services Corp; Cambridge Investment Research, Inc.; Centaurus Financial, Inc.; Commerce Brokerage Services; Commonwealth Financial Network; Fifth Third Bank; Fifth Third Securities; First Citizens Investor Services; FSC Securities Corporation; FTB Advisors Inc.; Geneos Wealth Management, Inc.; HD Vest Investment Services; Independent Financial Group; Janney Montgomery Scott LLC; JJB Hilliard, WL Lyons LLC; JW Cole Financial; Key Investment Services; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney LLC; Packerland Brokerage Services; Parkland Securities; People's Securities; Questar Capital Corp; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; Robert W Baird & Co Inc.; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America; Sigma Financial Corp; SunTrust Bank; TFS Securities Inc.; Transamerica Financial Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; United Capital Management of Kansas; U.S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; Woodbury Financial Services; WRP Investments, Inc.; Wunderlich Securities.



PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

3


--------------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties).


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

                       YIELD = 2[ (a - b +1)^(6) - 1].
                                   _____
                                    cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4


--------------------------------------------------------------------------
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

HUNTINGTON FORERETIREMENT VARIABLE ANNUITY

FORETHOUGHT LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A (EST. 06/05/12)
300 N. MERIDIAN ST
SUITE 1800
INDIANAPOLIS, IN 46204
1-866-645-2449
WWW.FORETHOUGHT.COM


==========================================================================
This prospectus describes information you should know before you purchase Huntington ForeRetirement Variable Annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Forethought Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:



-     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     American Century Variable Portfolios, Inc.

-     American Funds Insurance Series(R)

-     BlackRock Variable Series Funds, Inc.

-     Forethought Variable Insurance Trust

-     Franklin Templeton Variable Insurance Products Trust

-     Goldman Sachs Variable Insurance Trust

-     Hartford Series Funds, Inc.


-     Hartford HLS Series Fund II, Inc.


-     HIMCO Variable Insurance Trust

-     Lord Abbett Series Fund, Inc.

-     MFS(R) Variable Insurance Trust

-     MFS(R) Variable Insurance Trust II

-     Northern Lights Variable Trust

-     PIMCO Equity Series VlT

-     PIMCO Variable Insurance Trust

-     Putnam Variable Trust

-     The Huntington Funds




Please refer to page 2 for a list of available Sub-Accounts.


You may also allocate all or any portion of your Premium Payment(s) to the Fixed Account. The Fixed Account is not available for every Contract share class.

This prospectus refers to the following Contract share classes:



-   B Share

-   C Share

-   L Share



The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your Financial Intermediary or in your state. Other available Contract share classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.





NOT INSURED BY FDIC OR ANY
FEDERAL GOVERNMENT AGENCY
MAY LOSE
VALUE
NOT A DEPOSIT OF OR GUARANTEED BY
ANY BANK OR ANY BANK AFFILIATE
[NOT_FDIC_BANK_ICON]

--------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2015
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2015

2


--------------------------------------------------------------------------

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     Invesco V.I. Balanced-Risk Allocation Fund

-     Invesco V.I. Core Equity Fund

-     Invesco V.I. International Growth Fund

-     Invesco V.I. Mid Cap Core Equity Fund

-     Invesco V.I. Money Market Fund


-     Invesco V.I. Small Cap Equity Fund



American Century Variable Portfolios, Inc.

-     American Century VP Growth Fund

-     American Century VP Mid Cap Value Fund

-     American Century VP Value Fund


American Funds Insurance Series(R)

-     American Funds Global Growth and Income Fund

-     American Funds Growth Fund

-     American Funds Growth-Income Fund

-     American Funds International Fund

-     American Funds New World Fund

-     American Funds Managed Risk Asset Allocation Fund


BlackRock Variable Series Funds, Inc.

-     BlackRock Capital Appreciation V.I. Fund

-     BlackRock Equity Dividend V.I. Fund

-     BlackRock Global Allocation V.I. Fund

-     BlackRock High Yield V.I. Fund

-     BlackRock U.S. Government Bond V.I. Fund


Forethought Variable Insurance Trust

-     FVIT American Funds(R) Managed Risk Portfolio

-     FVIT Balanced Managed Risk Portfolio

-     FVIT BlackRock Global Allocation Managed Risk Portfolio

-     FVIT Franklin Dividend and Income Managed Risk Portfolio

-     FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

-     FVIT Growth Managed Risk Portfolio

-     FVIT Moderate Growth Managed Risk Portfolio

-     FVIT PIMCO Tactical Allocation Portfolio

-     FVIT Select Advisor Managed Risk Portfolio

- FVIT Wellington Research Managed Risk Portfolio (FORMERLY FVIT WMC RESEARCH MANAGED RISK PORTFOLIO)


Franklin Templeton Variable Insurance Products Trust

-     Franklin Income VIP Fund

-     Franklin Mutual Shares VIP Fund

-     Franklin Rising Dividends VIP Fund

-     Franklin Small Cap Value VIP Fund

-     Franklin Strategic Income VIP Fund

-     Templeton Foreign VIP Fund

-     Templeton Global Bond VIP Fund

-     Templeton Growth VIP Fund


Goldman Sachs Variable Insurance Trust

- Goldman Sachs Global Trends Allocation Fund (FORMERLY GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND)


-     Goldman Sachs Strategic Income Fund



Hartford Series Funds, Inc.

-     Hartford Capital Appreciation HLS Fund

-     Hartford Dividend and Growth HLS Fund

-     Hartford High Yield HLS Fund

-     Hartford International Opportunities HLS Fund

-     Hartford Total Return Bond HLS Fund

-     Hartford Value HLS Fund



Hartford HLS Series Fund II, Inc.


-     Hartford Growth Opportunities HLS Fund


HIMCO Variable Insurance Trust

-     HIMCO VIT Index Fund


-     HIMCO VIT Portfolio Diversifier Fund



The Huntington Funds

-     Huntington VA Dividend Capture Fund


-     Huntington VA Situs Fund



Lord Abbett Series Fund, Inc.

-     Lord Abbett Bond Debenture Portfolio

-     Lord Abbett Fundamental Equity Portfolio

-     Lord Abbett Growth Opportunities Portfolio


MFS(R) Variable Insurance Trust

-     MFS(R) Growth Series

-     MFS(R) Investors Trust Series

-     MFS(R) New Discovery Series

-     MFS(R) Value Series


MFS(R) Variable Insurance Trust II

-     MFS(R) International Value Portfolio


Northern Lights Variable Trust


-     TOPS(TM) Managed Risk Balanced ETF Portfolio



-     TOPS(TM) Managed Risk Growth ETF Portfolio



-     TOPS(TM) Managed Risk Moderate Growth ETF Portfolio



PIMCO Equity Series VIT

-     PIMCO EqS Pathfinder Portfolio(R)


PIMCO Variable Insurance Trust

-     PIMCO All Asset Portfolio

-     PIMCO Total Return Portfolio


Putnam Variable Trust

-     Putnam VT Equity Income Fund

-     Putnam VT Income Fund

-     Putnam VT Voyager Fund

3


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CONTENTS


                                                                                                                                PAGE
------------------------------------------------------------------------------------------------------------------------------------

1.   INTRODUCTION                                                                                                                  4
------------------------------------------------------------------------------------------------------------------------------------

2.   FEE SUMMARY                                                                                                                   5
------------------------------------------------------------------------------------------------------------------------------------

3.   MANAGEMENT OF THE CONTRACT                                                                                                    9
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     The Company                                                                                                                   9
------------------------------------------------------------------------------------------------------------------------------------
     The General Account                                                                                                           9
------------------------------------------------------------------------------------------------------------------------------------
     The Separate Account                                                                                                          9
------------------------------------------------------------------------------------------------------------------------------------
     The Funds                                                                                                                     9
------------------------------------------------------------------------------------------------------------------------------------
     Fixed Account                                                                                                                11
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4.   INFORMATION ON YOUR ACCOUNT                                                                                                  12
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     a.   Purchasing a Contract                                                                                                   12
------------------------------------------------------------------------------------------------------------------------------------
     b.   Charges and Fees                                                                                                        20
------------------------------------------------------------------------------------------------------------------------------------
     c.   Surrenders and Partial Withdrawals                                                                                      24
------------------------------------------------------------------------------------------------------------------------------------
     d.   Annuity Payouts                                                                                                         26
------------------------------------------------------------------------------------------------------------------------------------

5.   DEATH BENEFITS                                                                                                               27
------------------------------------------------------------------------------------------------------------------------------------
     a.   Standard Death Benefit                                                                                                  27
------------------------------------------------------------------------------------------------------------------------------------
     b.   Return of Premium                                                                                                       28
------------------------------------------------------------------------------------------------------------------------------------
     c.   Maximum Anniversary Value                                                                                               30
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     d.   Legacy Lock                                                                                                             33
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     e.   Maximum Daily Value                                                                                                     36
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     f.   How is the Death Benefit paid?                                                                                          39
------------------------------------------------------------------------------------------------------------------------------------
     g.   Who will receive the Death Benefit?                                                                                     39
------------------------------------------------------------------------------------------------------------------------------------

6.   OPTIONAL WITHDRAWAL BENEFITS                                                                                                 40
------------------------------------------------------------------------------------------------------------------------------------
     a.   Annual Lock Income Benefit                                                                                              40
------------------------------------------------------------------------------------------------------------------------------------
     b.   Daily Lock Income Benefit                                                                                               47
------------------------------------------------------------------------------------------------------------------------------------

7.   ADDITIONAL INFORMATION                                                                                                       53
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     a.   Glossary                                                                                                                53
------------------------------------------------------------------------------------------------------------------------------------
     b.   State Variations                                                                                                        56
------------------------------------------------------------------------------------------------------------------------------------
     c.   Legal Proceedings                                                                                                       56
------------------------------------------------------------------------------------------------------------------------------------
     d.   How Contracts Are Sold                                                                                                  57
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     e.   Delay of Payment and Transfers                                                                                          58
------------------------------------------------------------------------------------------------------------------------------------

8.   FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING IRAS                                                                        59
------------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                          69
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX A -- EXAMPLES                                                                                                       APP A-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B -- ACCUMULATION UNIT VALUES                                                                                       APP B-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C -- FUND DATA                                                                                                      APP C-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX D -- OPTIONAL RIDER INVESTMENT RESTRICTIONS                                                                         APP D-1
------------------------------------------------------------------------------------------------------------------------------------

4


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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY


-     CHOOSE A CONTRACT CLASS


              MINIMUM INITIAL                                                                                       MORTALITY &
              PREMIUM PAYMENT                                                                                      EXPENSE RISK
         -----------------------
                         NON-                                                                                           AND
          QUALIFIED    QUALIFIED                                                                                  ADMINISTRATIVE
          CONTRACT     CONTRACT   SALES RELATED CHARGES                                                               CHARGES
--------------------------------------------------------------------------------------------------------------------------------
B SHARE     $5,000       $10,000  7 year Contingent Deferred Sales Charge; Premium Based Charge                        0.65%
--------------------------------------------------------------------------------------------------------------------------------
C SHARE     $5,000       $10,000  None                                                                                 1.55%
--------------------------------------------------------------------------------------------------------------------------------
L SHARE     $5,000       $10,000  4 year Contingent Deferred Sales Charge; Premium Based Charge                        1.00%
--------------------------------------------------------------------------------------------------------------------------------

This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, Fund Facilitation Fee, Premium Based Charge, Contingent Deferred Sales Charges, and optional rider fees. Each Contract share class has its own Minimum Contract Value requirements.

This Contract is available in multiple share classes which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss with your Financial Intermediary which share class is right for you.


-     CHOOSE INVESTMENT OPTIONS


- Sub-Accounts -- Funds representing a range of investment strategies, objectives and asset classes.

-     Fixed Account (B and L share class only) -- A fixed interest account.


Subject to limitations, you may move your investment among each of these options.


-     CHOOSE AN OPTIONAL FEATURE

--------------------------------------------------------------------------------------------------------------

                       Guaranteed Lifetime                                         Annual Lock Income Benefit*
                       Withdrawal Benefit                                          Daily Lock Income Benefit*
--------------------------------------------------------------------------------------------------------------
                       Guaranteed Minimum                                          Maximum Anniversary Value*
                         Death Benefits                                                 Return of Premium
                                                                                      Maximum Daily Value*
                                                                                          Legacy Lock**
--------------------------------------------------------------------------------------------------------------

*    Investment Restrictions apply.

** May only be elected if Annual Lock Income Benefit or Daily Lock Income Benefit is also elected. Investment Restrictions apply.

Optional features may not be available through your Financial Intermediary or in all states.


- COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL INTERMEDIARY FOR APPROVAL.


-     PAY THE APPLICABLE MINIMUM INITIAL PREMIUM PAYMENT.

5


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2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES

                                                                                                              SURRENDER CHARGE
                                                                                                         ---------------------------
                                                                                                         B SHARE   C SHARE   L SHARE
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                         None
   Year 1                                                                                                 8.5%                 8%
------------------------------------------------------------------------------------------------------------------------------------
        2                                                                                                 7.5%                 7%
------------------------------------------------------------------------------------------------------------------------------------
        3                                                                                                 6.5%                 6%
------------------------------------------------------------------------------------------------------------------------------------
        4                                                                                                 5.5%                 5%
------------------------------------------------------------------------------------------------------------------------------------
        5                                                                                                 4.5%                 0%
------------------------------------------------------------------------------------------------------------------------------------
        6                                                                                                 3.5%
------------------------------------------------------------------------------------------------------------------------------------
        7                                                                                                 2.5%
------------------------------------------------------------------------------------------------------------------------------------
        8+                                                                                                 0%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4(b) and Examples 1-5 in Appendix A for more information on how CDSC is calculated.

OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                                                          B SHARE   C SHARE  L SHARE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                                                                 $50       $50      $50
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE (3)                                                                                  0.50%     None     0.50%
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Contract Value excluding Fixed Account investments) (4)
------------------------------------------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                                                      0.45%     1.35%    0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Administrative Charge                                                                                  0.20%     0.20%    0.20%
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Fund Facilitation Fee (5)                                                                      0.50%     0.50%    0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                            1.15%     2.05%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OPTIONAL CHARGES (6)
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Anniversary Value (7)                                                                          1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Legacy Lock (8)                                                                                        1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Return of Premium (9)                                                                                  0.75%     0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Daily Value (10)                                                                               1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Annual Lock Income Benefit (11)
     Single Life Option                                                                                    2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Joint/Spousal Option                                                                                  2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily Lock Income Benefit (12)
------------------------------------------------------------------------------------------------------------------------------------
     Single Life Option                                                                                    2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Joint/Spousal Option                                                                                  2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3) For B and L share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by Partial Withdrawals. The Premium Base Charge is assessed on each Quarterly Contract Anniversary. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Quarterly Contract Anniversary as adjusted since the last Premium Based Charge was taken, however, the charge presented above is the annualized charge. Please see section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and

6


--------------------------------------------------------------------------
     not investments in the Fixed Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-2 in Appendix A.

(4)  Charges are expressed as annual fees but are assessed on a daily basis.

(5)  Fee is applied daily to amounts invested in the following Sub-Accounts:
     American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund, BlackRock High Yield V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Hartford Capital Appreciation HLS Fund, Hartford Total Return Bond HLS Fund, HIMCO VIT Index Fund, Invesco V.I. Money Market Fund, PIMCO Total Return Portfolio, TOPS(TM) Managed Risk Balanced ETF Portfolio, TOPS(TM) Managed Risk Growth ETF Portfolio, TOPS(TM) Managed Risk Moderate Growth ETF Portfolio, Forethought Variable Insurance Trust Franklin Dividend and Income Managed Risk Portfolio, Forethought Variable Insurance Trust Goldman Sachs Dynamic Trends Allocation Portfolio, Forethought Variable Insurance Trust Growth Managed Risk Portfolio, Forethought Variable Insurance Trust PIMCO Tactical Allocation Portfolio, Forethought Variable Insurance Trust Select Advisor Managed Risk Portfolio. Current fees range from 0.05% to 0.40% and can be found in Section 4.b. Charges and Fees.

(6) You may only elect one of the following optional Death Benefits: Legacy Lock, Maximum Daily Value, Maximum Anniversary Value or Return of Premium. You may only elect one of the following optional riders: Daily Lock Income Benefit or Annual Lock Income Benefit. All optional charges presented are the annualized charges, however, they will be deducted on each Quarterly Contract Anniversary.

(7) Rider charge is based on the greater of (a) Premium Payments adjusted for Partial Withdrawals or (b) the Maximum Anniversary Value and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.25%.

(8)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Return of Premium Death Benefit and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.85%.

(9) Rider charge is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.15%.

(10) Rider charge is based on the Maximum Daily Value Death Benefit and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.45%.

(11) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses, or Partial Withdrawals. The current rider charge for Single Life Option is 1.05%. The current rider charge for Joint/Spousal Option is 1.05%.

(12) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses or Partial Withdrawals. The current rider charge for Single Life Option is 1.25%. The current rider charge for Joint/Spousal Option is 1.25%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                     MINIMUM         MAXIMUM
----------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.)                                                 0.50%           2.03%
----------------------------------------------------------------------------------------------------------------------------

7


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EXAMPLE
-------------

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE AND DAILY LOCK INCOME BENEFIT AND INVESTMENTS IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


B-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:

                   1 year                                                                          $ 1,673
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 3,140
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,620
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,382
                   ---------------------------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:

                   1 year                                                                          $   777
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,444
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,122
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,332
                   ---------------------------------------------------------------------------------------


(3)  If you do not Surrender your Contract:

                   1 year                                                                          $   827
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,494
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,172
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,382
                   ---------------------------------------------------------------------------------------


C-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:

                   1 year                                                                          $   869
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,604
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,332
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,576
                   ---------------------------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:

                   1 year                                                                          $   819
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,554
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,282
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,526
                   ---------------------------------------------------------------------------------------


(3)  If you do not Surrender your Contract:

                   1 year                                                                          $   869
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,604
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,332
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,576
                   ---------------------------------------------------------------------------------------

8


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L-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:

                   1 year                                                                          $ 1,658
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 3,189
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,324
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,620
                   ---------------------------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:

                   1 year                                                                          $   812
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,542
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,274
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,570
                   ---------------------------------------------------------------------------------------


(3)  If you do not Surrender your Contract:

                   1 year                                                                          $   862
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,592
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,324
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,620
                   ---------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes (if applicable), by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B -- Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

9


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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.


THE GENERAL ACCOUNT

The Fixed Account and the DCA Plus Fixed Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus Fixed Account. Any amounts that we are obligated to pay under the Fixed Account and any other payment obligation we undertake under the Contract, including Death Benefits and optional withdrawal benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and pay our obligations under these products from our assets in the General Account.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. The Separate Account is registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. The Separate Account referenced in this prospectus holds only assets for variable annuity contracts. The Separate
Account:

- hold assets for your benefit and the benefit of other Owners, and the persons entitled to the payouts described in the Contract;

- is not subject to the liabilities arising out of any other business we may conduct;

-  is not affected by the rate of return of our General Account;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- is credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.


THE FUNDS

At the time you purchase your Contract, you may allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, described above. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Election of any optional riders will limit your investment options. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

As a Contract Owner, you bear the costs of the Fund's fees and expenses through your indirect investment in the Funds. A Fund's fees and expenses will reduce the Fund's investment return.

Funds that are part of the Forethought Variable Investment Trust ("FVIT") are managed by our affiliate, Forethought Investment Advisors, LLC ("FIA"). For Funds in the FVIT, FIA has entered into sub-advisory agreements with one or more investment advisers ("sub-advisers") to carry out some or all of the day-to-day investment decisions for the Fund. In such cases, among its other responsibilities, FIA oversees the activities of the sub-advisers with respect to the FVIT and is responsible for retaining or discontinuing the services of these sub-advisers.

10


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As described in more detail in the Fund prospectuses, certain Funds, including the Funds advised by our affiliate, FIA, employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. USE OF THE MANAGED VOLATILITY STRATEGY MAY IMPACT THE VALUE OF CERTAIN GUARANTEED RIDER BENEFITS. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. The managed volatility strategy may also suppress the value of the guaranteed rider benefits that are eligible for periodic benefit resets because your benefit base is available for resets only when your Contract Value is higher than your benefit base. On the other hand, investing in Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with the managed volatility strategy. Funds that employ a managed volatility strategy are identified in Appendix C.

In making your investment decisions, we encourage you to thoroughly investigate all the information regarding the Funds that are available to you, including the Fund's investment objectives, risks and expenses. The prospectus for each Fund contains this and other important information about each Fund and should be read carefully before investing. To obtain a copy of the Fund prospectuses, you may call us at 1-866-645-2449. After selecting Funds for your initial Premium Payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner's investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-  arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received, which could result in the vote of a small number of Owners determining the outcome of a matter subject to a shareholder vote.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

11


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FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We and/or our affiliates may receive substantial fees and payments directly or indirectly from the Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing or other support services we and/or our affiliates provide and expenses we incur in offering and selling our variable annuity contracts. These arrangements are sometimes referred to as "revenue sharing." We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation from the investment advisers, sub-advisers, administrator and/or distributions (or affiliates thereof) of the Funds. Such payments are derived, in whole or in part, from the profits that the investment adviser or sub-adviser realized on the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the cost of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we and our affiliates receive is generally based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we and our affiliates issue. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment of compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2014, we have entered into arrangements to receive Administrative Service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
American Century Investment Services, Inc.; American Funds Distributors, Inc.; BlackRock Advisors, LLC; Forethought Investment Advisors, LLC; Franklin Templeton Services, LLC; Goldman Sachs & Co.; Hartford Funds Management Company, LLC; Hartford Investment Management Company; Huntington Asset Advisors; Invesco Advisers Inc.; Lord Abbett Series Fund, Inc.; MFS Fund Distributors, Inc.; Pacific Investment Management Company, LLC; Putnam Retail Management Limited Partnership; Valmark Advisers, Inc.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue Sharing and Rule 12b-1 fees did not exceed 0.50% and 0.40%, respectively and 0.50% in total in 2014 and are not expected to exceed 0.50% and 0.40%, respectively, or 0.50% in total of the annual percentage of the average daily net assets (for instance, assuming that you invested an average balance of $10,000 in a Fund that pays us maximum fees, we would collect a total of $50 from that Fund.) For the fiscal year ended December 31, 2014, Revenue Sharing payments and 12b-1 fees did not collectively exceed approximately $1,611,000. These fees do not take into account indirect benefits we received by offering FVIT Funds as investment options.

We are affiliated with Forethought Variable Insurance Trust because of our affiliation with its investment adviser Forethought Investment Advisors, LLC. In addition to investment advisory fees, we receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the Forethought Funds.


FIXED ACCOUNT

INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCOUNT IS NOT OFFERED IN ALL CONTRACT SHARE CLASSES AND IS NOT AVAILABLE IN ALL STATES OR IF YOU HAVE ELECTED THE ANNUAL LOCK INCOME BENEFIT, DAILY LOCK INCOME BENEFIT, MAXIMUM DAILY VALUE, OR LEGACY LOCK.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Account. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Account interest rates may vary by State.

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We will account for any deductions, Surrenders or transfers from the Fixed Account on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES.

We may restrict your ability to allocate Contract Value or Premium Payments to the Fixed Account (or your ability to transfer Fixed Account assets to one or more Sub-Accounts) at any time at our discretion. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Account as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Account, and transfers from Sub-Accounts made after that date, but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Fixed Account; or

- an amount equal to your largest previous transfer from the Fixed Account in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Fixed Account.

If your interest rate renews at a rate more than 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer Surrenders and Partial Withdrawals (including transfers to Sub-Accounts) from the Fixed Account for up to six months from the date of your request. In certain states, we may not defer payments of Death Benefit proceeds from the Fixed Account (see State Variations section for details).

You must wait six months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Fixed Account, you must wait six months after your last systematic transfer before moving Contract Value back to the Fixed Account.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Account to Sub-Accounts; therefore this may not provide an effective short term defensive strategy.


4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including individual retirement annuities adopted according to Section 408 of the Code.

In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

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HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. An investment professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your investment professional will make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Premium Payment will not be invested in any Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Annuity Service Center to be considered to be In Good Order.

Anyone who wishes to purchase a Contract with Premium Payments of $1 million or more must receive our approval before the purchase. We reserve the right to impose special conditions on anyone requesting this approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more; and

- if total Premium Payments, aggregated by social security number or taxpayer identification number, equal $1 million or more.

In addition to this restriction on initial Premium Payments, we may also restrict or require approval of subsequent Premium Payments if (1) the subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million, (2) the subsequent Premium Payment would result in your total Premium Payments exceeding 150% of your initial premium or (3) any time after the first Contract Year if you have elected any optional riders. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we restrict or require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done following giving notice to you and on a non-discriminatory basis.

The Owner or joint Owner, or Annuitant in the case of a non-natural Owner, must not be older than age 80 on the date that your Contract application is received, in-good-order, in our Annuity Service Center. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

The Huntington ForeRetirement Variable Annuity is available in multiple share classes, which have different fees and charges as described in this prospectus. We urge you to discuss with your investment professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that has a longer or shorter CDSC, important considerations include your liquidity needs, investment horizon and investment flexibility. You should discuss which share class is right for you with your Financial Intermediary. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and Premium Based Charges, if applicable, outweigh the benefits of CDSC that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by the share class you've selected bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. This may include suspending mailings of a Systematic Withdrawal Program and other payments. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

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Every state has unclaimed property laws which generally deem the Contract to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or if the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown in records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Beneficiary if he or she presents the proper documentation to the state. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel (In Good Order) and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation at our Annuity Service Center. In certain states, however, we are required to return your Premium Payment without deduction for any fees, charges or market fluctuations.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Annuity Service Center of both a properly completed application or order request and the Premium Payment, both being In Good Order. The election of any optional benefits may result in the imposition of Investment Restrictions, as described in Sections 5 and 6. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment. Our approval is required for any Premium Payment if the aggregate of all Premium Payments received from You under this Contract exceeds 150% of the initial Premium. The election of any optional riders may also limit your ability to make additional Premium Payments or the investment allocation of subsequent Premium Payments, as described in the sections of this prospectus explaining those riders. A limitation on additional Premium Payments means that you would not be able to increase your benefits under the Contract or optional riders (such as Lifetime Annual Payments or Death Benefits) by making additional deposits into the Contract.

If the request or other information accompanying the Premium Payment is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Annuity Service Center) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is In Good Order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to reverse a transaction based on their review of your investment professional's recommendations. We, and the firm that sold this Contract to you, may directly or indirectly earn income on your Premium Payments. For more information, contact your investment professional.

CAN WE AGGREGATE CONTRACTS?

For purposes of our approval of any Premium Payment, we may aggregate all Premium Payments received from you under all contracts issued by us or by our affiliates.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account, if applicable, and all Funds, and does not include any Withdrawal Base associated with an optional benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes (if applicable), by the Accumulation Unit Value for that day. The more

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Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Partial Withdrawals or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes.

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account.

STATIC ASSET ALLOCATION MODELS

This systematic program allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Systematic Withdrawal Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced at least quarterly to reflect the model's original percentages and you may cancel your model at any time subject to Investment Restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. The models available to you may be restricted

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based on your election of certain optional riders. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase(R) and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-  DCA Plus

-  Fixed Amount DCA

-  Earnings/Interest DCA

DCA PLUS -- This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your investment professional to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

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- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

- If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of the Program payment you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (if available based on the form of Contract selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

SYSTEMATIC WITHDRAWAL PROGRAM

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, you must receive payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the withdrawal payment. You may be able to satisfy Code
Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional riders.

OTHER PROGRAM CONSIDERATIONS

-  You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

     - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

     - any Fund is liquidated -- then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

   You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

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- All optional Lifetime Withdrawal and Death Benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers (purchases) into a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Partial Withdrawals. We combine all the daily requests to transfer out of a Sub-Account along with all full Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Owners' "transfer-in" requests.

We may take advantage of our size and available technology to combine sales of a particular Fund for any of the other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.


EXAMPLES
-----------

--------------------------------------------------------------------------------------------------------------------------------
TRANSFER REQUEST PER VALUATION DAY                                                                                  PERMISSIBLE?
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                                                 Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000
among the other Sub-Accounts however you chose)                                                                          Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts                           Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that
same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account                No
--------------------------------------------------------------------------------------------------------------------------------

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWELVE SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twelfth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

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The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS.
 You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled Partial Withdrawals or full Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the transfer rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance

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and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Owner to provide the information. If the Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or through your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. WE MAY SUSPEND, MODIFY, OR TERMINATE TELEPHONE OR ELECTRONIC TRANSFER PRIVILEGES AT ANY TIME, FOR ANY REASON.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file at our Annuity Service Center, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing (and In Good Order) from you.


B. CHARGES AND FEES

This section describes the charges and fees that we deduct under the Contract in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Contract may result in a profit to us.

In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5 and 6 for more information. The Huntington ForeRetirement Variable Annuity is available in multiple share classes, which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss which share class is right for you with your Financial Intermediary based on available options. Important share class considerations include, but are not limited to, your investment holding period and investment flexibility.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

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During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk -- We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, if you have multiple Contracts with a combined Contract Value of $100,000 or greater, we may waive the Annual Maintenance Fee on all Contracts. However, we may, but are not obligated to, limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B AND L SHARE CONTRACTS)

We apply a quarterly Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account . The Premium Based Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:

   1.   each Quarterly Contract Anniversary; and/or

   2.   full Surrender.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.

Please see Premium Based Charge Examples 1-2 in Appendix A.

If a Beneficiary elects to continue the Contract under any of the available options described under the Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.

Please see Premium Based Charge Example 2 in Appendix A for an example of how the Premium Based Charge and CDSC work together.

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FUND FACILITATION FEE

We apply a daily fund facilitation fee to the assets in certain Sub-Accounts at the following annualized rates:

                   FUND NAME                                                                         RATE
                   -----------------------------------------------------------------------------------------
                   American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund          0.10%
                   -----------------------------------------------------------------------------------------
                   BlackRock High Yield V.I. Fund                                                    0.10%
                   -----------------------------------------------------------------------------------------
                   BlackRock U.S. Government Bond V.I. Fund                                          0.10%
                   -----------------------------------------------------------------------------------------
                   FVIT Franklin Dividend and Income Managed Risk Portfolio                          0.05%
                   -----------------------------------------------------------------------------------------
                   FVIT Goldman Sachs Dynamic Trends Allocation Portfolio                            0.05%
                   -----------------------------------------------------------------------------------------
                   FVIT Growth Managed Risk Portfolio                                                0.05%
                   -----------------------------------------------------------------------------------------
                   FVIT PIMCO Tactical Allocation Portfolio                                          0.10%
                   -----------------------------------------------------------------------------------------
                   FVIT Select Advisor Managed Risk Portfolio                                        0.05%
                   -----------------------------------------------------------------------------------------
                   Hartford Capital Appreciation HLS Fund                                            0.05%
                   -----------------------------------------------------------------------------------------
                   Hartford Total Return Bond HLS Fund                                               0.05%
                   -----------------------------------------------------------------------------------------
                   HIMCO VIT Index Fund                                                              0.15%
                   -----------------------------------------------------------------------------------------
                   Invesco V.I. Money Market Fund                                                    0.10%
                   -----------------------------------------------------------------------------------------
                   PIMCO Total Return Portfolio                                                      0.15%
                   -----------------------------------------------------------------------------------------
                   TOPS(TM) Managed Risk Balanced ETF Portfolio                                      0.15%
                   -----------------------------------------------------------------------------------------
                   TOPS(TM) Managed Risk Growth ETF Portfolio                                        0.40%
                   -----------------------------------------------------------------------------------------
                   TOPS(TM) Managed Risk Moderate Growth ETF Portfolio                               0.25%
                   -----------------------------------------------------------------------------------------

The Fund Facilitation Fee allows us to offer these Funds to you, even though the amounts paid to us by the Funds are not sufficient to allow us to meet our expenses and revenue targets. While we reserve the right to increase the Fund Facilitation Fee for any of these Sub-Accounts (subject to the maximum shown in the Fee Summary), such a change will not be applied to existing Contract Owners.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on us by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5% is assessed, when annuity payments begin or upon full Surrender. We will pay Premium taxes at the time imposed under applicable law. We may deduct Premium taxes at the time we pay such taxes to the applicable taxing authorities, upon full Surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) (B AND L SHARE CONTRACTS)

Subject to the exclusions below, we may deduct a CDSC when you make full Surrenders, Partial Withdrawals or withdraw Commuted Value of Annuity Payouts under Annuity Payout Options Three, Five or Six. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Premium Payments will be taken out on a first-in, first-out basis. This may impact whether subsequent Partial Withdrawals might be subject to a CDSC. Please see Sections 4.c Surrenders, and 4.d Annuity Payouts, for more information regarding when a CDSC may be applied.

We use the following general approach to calculating your CDSC:

  Step 1. Remaining Gross Premium not subject to CDSC that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Premium Payment. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

  Step 2. If the amount of money that you wish to take out is less than your FWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

  Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is more than your FWA and is still subject to a CDSC, then we will deduct your FWA from the amount of the money you wish to take out and then process your request using steps 4-6.

  Step 4. We will then multiply Remaining Gross Premiums still subject to CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the Contract Value above the available FWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

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  Step 5. We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Premium Payment has its own CDSC schedule regardless of whether it has been invested in the Sub-Accounts or the Fixed Account.

  Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus FWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1-5 in Appendix A for further information about how these formulas will be applied.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Free Withdrawal Amount -- During a period when a CDSC may be applied, you may fully Surrender up to the greater of:

     -  5% of premium that would otherwise be subject to a CDSC, or

     -  earnings.

   We compute the FWA as of the end of the Valuation Day when a Partial Withdrawal, full Surrender or commutation request is received by us In Good Order.

   You may not carry over unused portions of your FWA from one year to another.

- Lifetime Annual Payments. See Glossary for a definition of Lifetime Annual Payments.

- If you are a patient in a certified long-term care facility or other eligible facility -- CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

     For this waiver to apply, you must:

     -  have owned the Contract continuously since it was issued,

     -  provide written proof of your eligibility satisfactory to us, and

     - request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states.

-  Upon death of any Owner(s) -- CDSC will be waived if any Owner(s) dies.

- Upon Annuitization -- CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is fully Surrendered or a Partial Withdrawal is taken during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs -- CDSC will be waived for any Owner age 70 1/2 or older with a Contract held under an IRA who withdraws an amount equal to or less than the RMD for either one of the calendar years in which the Contract Year occurs. All requests for RMDs must be in writing.

- For substantially equal periodic payments -- CDSC will be waived if you take Partial Withdrawals under the Systematic Withdrawal Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges -- As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements -- We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

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CHARGES AGAINST THE FUNDS

Annual fund operating expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.


C. SURRENDERS AND PARTIAL WITHDRAWALS

WHAT KINDS OF FULL SURRENDERS AND PARTIAL WITHDRAWALS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- When you fully Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, a pro-rated portion of Premium Based Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Withdrawals -- You may request a Partial Withdrawal of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can request that we deduct this charge in either of two ways. One option, a gross withdrawal, is to deduct the CDSC from the amount that you request. The other option, a net of charges withdrawal, is to fully Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC may be greater under this method. Our default option is a gross withdrawal. Please see CDSC Examples 1-5 in Appendix A.

Partial Withdrawals of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Account, including the DCA Plus Fixed Account, unless you direct us otherwise (this may be limited to pro-rata Surrenders if optional benefits are elected).

There are several restrictions on Partial Withdrawals of Contract Value before the Annuity Commencement Date:

     - the Partial Withdrawal of Contract Value must be at least equal to $500, and

     - your Contract Value following the Partial Withdrawal must be equal to or greater than the Minimum Contract Value set forth in your Contract. The Minimum Contract Value refers to the minimum Contract Value that you must maintain within this Contract. IF YOU FAIL TO COMPLY, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The Contract Minimum Value varies by Contract share class and may also vary if you have elected certain optional riders. Currently the Minimum Contract Value for Class B, C and L shares is $2,500. We may increase this minimum from time to time, but in no event shall the minimum exceed $10,000 and in many states, cannot be increased after your Contract is issued (see State Variations section for details). Please see "What effect do Partial Withdrawals or full Surrenders have on your benefits" under Annual Lock Income Benefit, and Daily Lock Income Benefit for a description of the effect of Partial Withdrawals and the Minimum Contract Value when you elect one of these riders.

Partial Withdrawals will reduce your Standard Death Benefit on a dollar-for-dollar basis. Please see the sections of this prospectus describing optional Death Benefit riders for a description of how Partial Withdrawals affect benefits under those riders.

Please consult with your investment professional to be sure that you fully understand the ways such a Partial Withdrawal will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- You may fully Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Three, Five, or Six. IN THE EVENT YOU TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION THREE OR FIVE YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and any applicable Premium Tax.

Partial Withdrawals -- Partial Withdrawals are permitted after the Annuity Commencement Date if you select Annuity Payout Option Three, Five, or Six. Upon Partial Withdrawal we will pay you the commuted value minus any applicable CDSC.

Not all Annuity Payout Options may be available if the Contract is issued to qualify under Code Section 408.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

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The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A PARTIAL WITHDRAWAL OR FULL SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for Partial Withdrawals can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC,
(c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests -- Complete a Surrender form or send us a letter, signed by you, to our Annuity Service Center stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-  your tax withholding amount or percentage, if any, and

-  your mailing address.

You may submit this form to our Annuity Service Center via fax.

Unless you specify otherwise, we will provide the dollar amount you want to receive minus applicable taxes and charges as the default option.

If there are joint Owners, both must authorize these transactions. For a Partial Withdrawal, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account and the Fixed Account, including the DCA Plus Fixed Account.

Telephone Requests -- To request a Partial Withdrawal by telephone, we must have received your completed telephone redemption program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for Partial Withdrawals from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- We do not currently offer Partial Withdrawals or full Surrenders via the internet. If in the future we offer internet withdrawals, we must receive your completed internet Partial Withdrawal program enrollment form In Good Order at our Annuity Service Center. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for Partial Withdrawals from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet withdrawals. We may modify the requirements for internet withdrawals at any time.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and internet withdrawal instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Partial Withdrawals via telephone and internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Partial Withdrawals and full Surrenders. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts and may result in a penalty tax.

WE DO NOT MONITOR PARTIAL WITHDRAWAL OR FULL SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A FULL SURRENDER OR PARTIAL WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 8 for more information.

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D. ANNUITY PAYOUTS

You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. Once you annuitize your Contract, you may no longer make any Premium Payments. Please check with your investment professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state. Annuitizing your Contract may result in the termination of optional riders and will result in the termination of any Death Benefit; see the sections of this prospectus dealing wtih the optional riders for detailed information.

Upon Annuitization, your Contract Value will be moved to the General Account.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Contract Value (minus any applicable Premium Taxes) may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your first Contract Anniversary. In no event, however, may the Annuity Commencement Date be later than:

- The later of the oldest Owner's 90th birthday (or if the Owner is a non-natural person, the Annuitant's 90th birthday) or 10 years from the Contract Issue Date (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date.

Extending your Annuity Commencement Date may have tax consequences. You should consult a qualified tax adviser before doing so.

We reserve the right, at our discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the oldest Owner, or Annuitant in the case of a non-natural Owner, turns age 95. Please ask your investment professional whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits. We will not extend the Annuity Commencement Date beyond the oldest Owner's 100th birthday. If the Owner is a non-natural person, the Annuitant's 100th birthday.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-  OPTION 1 -- LIFE ANNUITY WITH CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we will calculate the sum of all Annuity Payouts that were made. If the sum of such Annuity Payments at the time of the Annuitant's death does not equal or exceed the Contract Value (minus any applicable Premium Taxes) at the time of annuitization, we will pay the Beneficiary the difference between the sum of the Annuity Payouts and the Contract Value (minus any applicable Premium Taxes) at annuitization.

-  OPTION 2 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-  OPTION 3 -- LIFE ANNUITY WITH GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant dies before 10 years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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-  OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.

- OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant and the Joint Annuitant both die before ten years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 6 -- GUARANTEED PAYMENT PERIOD ANNUITY

We agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS THREE, FIVE OR SIX. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

In most states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. In other states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option One (see the State Variations section for details).

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-  monthly (only available with direct deposit),

-  quarterly,

-  semi-annually, or

-  annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive quarterly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $100. If the amount falls below $100, we have the right to change the frequency to bring the Annuity Payout up to at least $100.

-  FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us.


5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds. The Premium Based Charge is not assessed when the Death Benefit is paid.

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Please see the heading entitled "What kinds of Surrenders are available? -- Before the Annuity Commencement Date" in Section 4.c Surrenders. Taking Excess Withdrawals may significantly negatively affect your Death Benefit. Please consult with your investment professional before making Excess Withdrawals to be sure that you fully understand the ways such a decision will affect your Contract.


B. RETURN OF PREMIUM

OBJECTIVE

To provide a Death Benefit equal to the greater of Premium Payments adjusted for Partial Withdrawals; or Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE PLUS SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE RIDER EFFECTIVE DATE, AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased or decreased at each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A =   Contract Value; or

B =   Premium Payments adjusted for Partial Withdrawals.

The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See the Return of Premium Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the fifth anniversary of the rider effective date, the Owner may elect to terminate this rider. You may also terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

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A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.f and 5.g) by the Beneficiary.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals, and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.

See Return of Premium Example 1 in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose Investment Restrictions in the future for new sales only.

If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

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OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


C. MAXIMUM ANNIVERSARY VALUE

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Maximum Anniversary Value, (b) Premium Payments adjusted for Partial Withdrawals or (c) Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can elect this rider at any time provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the event of a non-natural Owner, when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of (i) Premium Payments adjusted for Partial Withdrawals or (ii) Maximum Anniversary Value. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. The rider fee may be increased or decreased on each Contract Anniversary.

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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C:

A =   Contract Value;

B =   Premium Payments adjusted for Partial Withdrawals; or

C =   Maximum Anniversary Value.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See Maximum Anniversary Value Example 1 in Appendix A.

The Death Benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

If we permit you to elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

See Maximum Anniversary Value Example 2 in Appendix A for an illustration of this calculation.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals, and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected, and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any optional withdrawal benefit, the Investment Restrictions of such optional withdrawal benefit rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.

If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your

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Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


D. LEGACY LOCK

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals); (b) Base Return of Premium (as defined in the glossary); or (c) Contract Value. We will pay the Death Benefit if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Lifetime Annual Payments taken prior to reaching the Minimum Amount Rule under Annual Lock Income Benefit, or Daily Lock Income Benefit will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.

- Partial Withdrawals that exceed the Annual Lock Income Benefit, or Daily Lock Income Benefit Lifetime Annual Payments will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can elect this rider at the time that you elect either Annual Lock Income Benefit or Daily Lock Income Benefit and have not elected any other optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 70.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value.. The rider fee may be increased or decreased on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. The Death Benefit is equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals, (b) Base Return of Premium or (c) Contract Value.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See the Legacy Lock Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

ADDITIONALLY, IF YOUR ANNUAL LOCK INCOME BENEFIT, OR DAILY LOCK INCOME BENEFIT RIDER IS TERMINATED FOR ANY REASON, THIS RIDER WILL ALSO TERMINATE. Please see "Other Information" below for other conditions which may result in termination of the rider.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce your Enhanced Return of Premium prior to reaching the Minimum Amount Rule, but will reduce your Base Return of Premium and Contract Value on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS. ANY PARTIAL WITHDRAWAL PRIOR TO THE MINIMUM INCOME AGE IS AN EXCESS WITHDRAWAL.

See Legacy Lock Example 1 in Appendix A for an illustration of this calculation.

DEATH BENEFIT STEP-UP AFTER FIRST PARTIAL WITHDRAWAL

The Enhanced Return of Premium component of Legacy Lock is eligible for an automatic one-time step-up to the Contract Value upon the first Partial Withdrawal. The step-up will occur if the Contract Value prior to the Partial Withdrawal is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first Partial Withdrawal.

ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Partial Withdrawals as described above. Enhanced Return of Premium will be increased by subsequent Premium and may be eligible for a one-time step-up.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment under any optional guaranteed lifetime withdrawal benefit rider) as a result of investment performance, or deduction of fees and/or charges or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below the Minimum Amount Rule, we will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF: (A) CONTRACT VALUE OR (B) BASE RETURN OF PREMIUM.

You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to approved Sub-Account(s) and/or Program(s) within ten business days or we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected, and the Death Benefit terminates. Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

We do not expect to grant Annuity Commencement Date extension requests for Legacy Lock.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must concurrently elect Annual Lock Income Benefit and abide by the Annual Lock Income Benefit Investment Restrictions or you must concurrently elect Daily Lock Income Benefit and abide by the Daily Lock Income Benefit Investment Restrictions in order to elect and maintain this rider.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- You can only elect this rider if you elect Annual Lock Income Benefit or Daily Lock Income Benefit. You will be required to invest according to the Annual Lock Income Benefit or Daily Lock Income Benefit Investment Restrictions, as applicable.

- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first Partial Withdrawal. We will not provide a notice prior to applying this step-up.

- IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE (EQUAL TO THE GREATER OF THE MINIMUM CONTRACT VALUE DESCRIBED IN SECTION 4.C OR ONE LIFETIME ANNUAL PAYMENT), THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. PLEASE SEE SECTION 4.C. SURRENDERS FOR MORE INFORMATION REGARDING THE MINIMUM CONTRACT VALUE. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT WAS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING LIFETIME ANNUAL PAYMENTS. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

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- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, violation of Investment Restrictions, and/or if Annual Lock Income Benefit or Daily Lock Income Benefit rider is terminated. If we terminate the rider, it cannot be re-elected by you.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Legacy Lock is referred to as Enhanced Return of Premium Death Benefit Rider in your Contract.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


E. MAXIMUM DAILY VALUE

OBJECTIVE

To provide a Death Benefit equal to the greater of: (a) Maximum Daily Value or
(b) Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider charge may increase or decrease on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greater of A or B:

A =   Contract Value;

B =   Maximum Daily Value.

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The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See Maximum Daily Value Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

See Maximum Daily Value Examples 2 and 3 in Appendix A for an illustration of this calculation.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals, and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

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We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any optional withdrawal benefit, the Investment Restrictions of such optional withdrawal benefit rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.

If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

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- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


F. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and
(b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 8(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above.


G. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

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If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                AND . . .                      AND . . .                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------------------------
Owner                          There is a surviving joint      The Annuitant is living or   Joint Owner receives the Death
                               Owner                           deceased                     Benefit.

----------------------------------------------------------------------------------------------------------------------------------
Owner                          There is no surviving joint     The Annuitant is living or   Beneficiary receives the Death
                               Owner                           deceased                     Benefit.

----------------------------------------------------------------------------------------------------------------------------------
Owner                          There is no surviving joint     The Annuitant is living or   Owner's estate receives the Death
                               Owner and the Beneficiary       deceased                     Benefit.
                               (including the contingent
                               Beneficiary) predeceases the
                               Owner

----------------------------------------------------------------------------------------------------------------------------------
Annuitant                      The Owner is living                                          The Owner becomes the Annuitant
                                                                                            and the Contract continues. The
                                                                                            Owner may name a new Annuitant.

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                           AND . . .                                          THEN THE . . .
--------------------------------------------------------------------------------------------------------------------------------
Owner                             The Annuitant is living                             Beneficiary becomes the Owner.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Owner is living                                 Owner receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Annuitant is also the Owner                     Beneficiary receives the payout at death.

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THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.


6. OPTIONAL WITHDRAWAL BENEFITS

A. ANNUAL LOCK INCOME BENEFIT

OBJECTIVE

The objective of this rider is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on Step Ups or Deferral Bonuses.

Please consider the following prior to electing this rider:

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until either the first Covered Life (Single Life Option) or last Covered Life (Joint/Spousal Option) dies. We reserve the right to close the rider to new sales at any time.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

The maximum age of any Covered Life when buying the rider is 80.

The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw the rider from sale, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for the sale of new Contracts. The rider may not be available in all states.

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We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Daily Lock Income Benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Annual Lock Income Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Lifetime Annual Payments (Withdrawal Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-  WITHDRAWAL BASE

Your initial Withdrawal Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:

-  Step Up; or

-  Deferral Bonuses; and

-  Subsequent Premium Payments or Partial Withdrawals.

On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Withdrawal Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge but after the deduction of any other charge) as of the Contract Anniversary (this event is referred to as a Step Up) or your current Withdrawal Base plus any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur). You will not receive both a Step Up and a Deferral Bonus in the same Contract Year. We reserve the right to impose an annual Withdrawal Base Cap on the sale of new Contracts only. We do not currently enforce an annual Withdrawal Base Cap.

Please refer to Annual Lock Income Benefit Example 1 in Appendix A for an illustration of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base by the dollar amount of the Premium Payment.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce the Withdrawal Base.

- EXCESS WITHDRAWALS will reduce the Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed an annual Lifetime Annual Payments will be free of any applicable CDSC.

Your Withdrawal Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Withdrawal Base above this limit will not be included for any benefits under the rider.

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Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Benefit may change following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the Lifetime Withdrawal Percentage decreases associated with declining rider charge increases.

-  DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period. THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL. When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base may be reset on each Contract Anniversary to the greater of the Withdrawal Base when a Step Up occurs, or the Deferral Bonus Base during an effective Deferral Bonus Period.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment during the Deferral Bonus Period.

Partial Withdrawals due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

Please refer to Annual Lock Income Benefit Example 1 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Withdrawal Base.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base outside these limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus can be changed following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 59 1/2) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE YOU ATTAIN AGE 59 1/2, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                   59 1/2 - 64       3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

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- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the riders?" for the effect of Partial Withdrawals.

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment) as a result of investment performance and deduction of fees and or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge (if applicable) or Annual Maintenance Fee; and

If any amount greater than a Lifetime Annual Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for the sale of new Contracts at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is younger than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Withdrawal Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage and Lifetime Annual Payments will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be reset but will continue, if applicable, uninterrupted. If the new Covered Life is equal to or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

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-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard annuitization rules or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value, less Premium Tax, minus the sum of all Annuity Payments made.

JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any other guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

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If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR WITHDRAWAL BASE OR DEFERRAL BONUS BASE, RESPECTIVELY PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.

The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Annual Lock Income Benefit and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept any subsequent Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- Your participation in the Personal Protection Portfolio models end when the Annual Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone

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   to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 59 1/2, your Lifetime Annual Payments will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

   We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The Fixed Account is not available if you have elected Annual Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though this rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of either rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Lifetime Withdrawal Percentage used to set Lifetime Annual Payments.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction to your benefit.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENTS INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Annual Lock Income Benefit is referred to as Guaranteed Lifetime Withdrawal Benefit in your Contract.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suited for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

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B. DAILY LOCK INCOME BENEFIT

OBJECTIVE

The objective of the rider is to provide longevity protection in the form of Lifetime Annual Payment that may periodically increase based on the daily performance of your Contract or Deferral Bonuses.

Please consider the following prior to electing the rider:

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option).

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, ANNIVERSARY WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 80.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Annual Lock Income Benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily Lock Income Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Lifetime Annual Payments (Withdrawal Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-  WITHDRAWAL BASE AND ANNIVERSARY WITHDRAWAL BASE

Your initial Withdrawal Base and Anniversary Withdrawal Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and Anniversary Withdrawal Base will fluctuate based on Step Ups; Deferral Bonuses, or subsequent Premium Payments or Partial Withdrawals

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If you are electing this rider after your Contract has been issued, the Withdrawal Base and Anniversary Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

On each Valuation Day other than your Contract Anniversary, the Withdrawal Base will be reset to equal the greater of Contract Value (prior to the deduction of the rider charge, but after the deduction of any other charge) as of that day or the Withdrawal Base as of the prior Valuation Day (this event is referred to as your Step Up). On your Contract Anniversary, the Withdrawal Base will be reset to equal the greatest of A, B, or C where:

A =   Withdrawal Base as of the prior Valuation Day.

B = Contract Value (prior to the deduction of the rider charge, but after the deduction of any other charge).

C = Anniversary Withdrawal Base as of the prior Valuation Day plus any applicable Deferral Bonus during the Deferral Bonus Period.

Your Anniversary Withdrawal Base may be reset each Contract Anniversary to equal the greater of the Withdrawal Base or the Anniversary Withdrawal Base as of the prior Valuation Day. The Anniversary Withdrawal Base includes any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur). We reserve the right to impose a daily Withdrawal Base Cap. We do not currently enforce a daily Withdrawal Base Cap. Your Withdrawal Base and Anniversary Withdrawal Base will not be adjusted to reflect any Step Ups on or after any Owner's or the Covered Life's 90th birthday.

Please refer to Daily Lock Income Benefit Examples 1-3 in Appendix A for an illustration of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, Anniversary Withdrawal Base and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base and Anniversary Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce the Withdrawal Base or Anniversary Withdrawal Base.

- EXCESS WITHDRAWALS will reduce the Withdrawal Base and Anniversary Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC. Please refer to Daily Lock Income Benefit Example 4 in Appendix A.

Your Withdrawal Base can never be less than $0 or more than $5 million. Any transactions that would otherwise increase the Withdrawal Base outside these limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

DEFERRAL BONUS BASE

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base may be reset on each Contract Anniversary to the greater of the Withdrawal Base when a Step Up occurs, or the Deferral Bonus Base during an effective Deferral Bonus Period.

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily Lock Income Benefit is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

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During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment.

Please refer to Daily Lock Income Benefit Example 2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Withdrawal Base.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 59 1/2) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE YOU ATTAIN AGE 59 1/2, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                   59 1/2 - 64       3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

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If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee; and

If any amount greater than a Lifetime Annual Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can you Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Anniversary Withdrawal Base will be equal to the greater of Contract Value or the Anniversary Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base,

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must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE OR DEFERRAL BONUS BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns.

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We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.

The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Daily Lock Income Benefit and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- Your participation in the Personal Protection Portfolio models end when the Daily Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 59 1/2, your Lifetime Annual Payments will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

   We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The Fixed Account is not available if you have elected Daily Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

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- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Lifetime Withdrawal Percentage used to set Lifetime Annual Payments.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Daily Lock Income Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider in your Contract.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suited for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


7. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT:  Any of the Sub-Accounts or the Fixed Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ANNIVERSARY WITHDRAWAL BASE: For Daily Lock Income Benefit, the value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Withdrawal Base will occur.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUITANT:  The person on whose life Annuity Payouts are based.

ANNUITY CALCULATION DATE:  The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

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ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Owner or Annuitant.

ANNUITY SERVICE CENTER: Correspondence, service or transaction requests, and inquiries to P.O. Box 758507 Topeka, Kansas, 66675-8507 or via fax 785-286-6104. PLEASE NOTE: Premium payments must be sent to P.O. Box 758502, Topeka, Kansas, 66675-8502. The overnight mailing address is Mail Zone 507, 5801 SW 6th Avenue, Topeka, Kansas 66636 and should only be used for mail delivered via a courier.

BASE RETURN OF PREMIUM: Premium Payments adjusted for Partial Withdrawals. In the case of an optional rider elected after the Contract is issued, Base Return of Premium equals Contract Value on the rider effective date, plus subsequent Premium Payments, adjusted for Partial Withdrawals.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Owner.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during guaranteed Annuity Payouts. This amount is calculated using the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full Surrender or Partial Withdrawal.

CONTRACT:  The individual Annuity Contract and any endorsements or riders.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Annual Lock Income Benefit and Daily Lock Income Benefit guaranteed lifetime withdrawal benefit riders.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit.

DEFERRAL BONUS: The amount added to your Anniversary Withdrawal Base on each Contract Anniversary while the Deferral Bonus Period is in effect, provided that a Step Up does not occur on such Contract Anniversary.

DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Annual Lock Income Benefit or Daily Lock Income Benefit has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Annual Lock Income Benefit or Daily Lock Income Benefit has been added to your Contract, or (b) the Valuation Day that you take your first Partial Withdrawal (including your first Lifetime Annual Payment). Once the Deferral Bonus Period ends, it cannot be re-started.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds.

ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock Death Benefit that provides a Death Benefit amount that will not be reduced by Lifetime Annual Payments.

EXCESS WITHDRAWALS: The portion of any Partial Withdrawal which, on a cumulative basis with all other Partial Withdrawals in a Contract Year, exceeds the Lifetime Annual Payment. Any Partial Withdrawal taken prior to the Minimum Income Age is considered an Excess Withdrawal. Any Partial Withdrawal taken from a Contract that does not have a Lifetime Annual Payment associated with it is considered an Excess Withdrawal. If Daily Lock Income Benefit or Annual Lock Income Benefit has been elected, any Partial Withdrawal taken to satisfy the Required Minimum Distribution (RMD) requirements for either one of the calendar years in which the Contract Year occurs related to this Contract imposed by federal law will not be considered an Excess Withdrawal.

FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. Not all classes of Contracts we offer contain a Fixed Account. The Fixed Account includes the DCA Plus Fixed Account.

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FREE WITHDRAWAL AMOUNT (FWA): The amount you may Surrender each Contract Year without incurring a CDSC.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Account, if available.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Annuity Service Center or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.

INVESTMENT RESTRICTIONS: The approved asset allocation model(s), Sub-Account(s), and the Fixed Account we may require you to invest in if you elect an optional benefit. Please refer to "Are there restrictions on how you must invest?" under each optional benefit in Sections 5 and 6.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME ANNUAL PAYMENT: The maximum guaranteed amount that can be withdrawn each Contract Year under Annual Lock Income Benefit and Daily Lock Income Benefit.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, whichever first occurs, adjusted for any Premium Payments and Partial Withdrawals occurring after such Contract Anniversary.

MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, and adjusted for any Premium Payments and any Partial Withdrawals.

MINIMUM AMOUNT RULE: The greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable.

MINIMUM CONTRACT VALUE: The minimum value your Contract can reach before we have the right to liquidate it. The Minimum Contract Value for your Contract is set forth in your Contract.

MINIMUM INCOME AGE: The Valuation Day when the Covered Life has an attained age of 59 1/2

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next.

1933 ACT:  The Securities Act of 1933, as amended.

1934 ACT:  The Securities Exchange Act of 1934, as amended.

1940 ACT:  The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE:  The person or party you designate to receive Annuity Payouts.

PARTIAL WITHDRAWAL: Any withdrawal of a portion of Your Contract Value. May be subject to charges, if applicable.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Account.

QUARTERLY CONTRACT ANNIVERSARY: Each successive three-month anniversary of the Issue Date of the Contract. If the Quarterly Contract Anniversary falls on a Non-Valuation Day, then the Quarterly Contract Anniversary will be the next Valuation Day.

REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by Partial Withdrawals. During the CDSC period, Premium Payments will be adjusted for Partial Withdrawals in excess of the FWA; after the CDSC period, Premium Payments will be adjusted for all Partial Withdrawals.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE:  A person related to a Owner by marriage pursuant to the Code.

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STEP UPS: A potential increase to your Withdrawal Base prior to the deduction of rider charges based on market performance subject to the applicable Withdrawal Base Cap, if any.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER:  A complete withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and Premium Tax (subject to rounding).

TOTAL REMAINING GROSS PREMIUMS (TOTAL RGP):  Cumulative Remaining Gross
Premium.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR:  Forethought Life Insurance Company.

WITHDRAWAL BASE: The amount used to determine the Lifetime Annual Payment and rider charge under Annual Lock Income Benefit or Daily Lock Income Benefit.

WITHDRAWAL BASE CAP: The maximum percentage the Withdrawal Base may be increased due to a Step Up or a Deferral Bonus under Annual Lock Income Benefit or Daily Lock Income Benefit.

WITHDRAWAL PERCENTAGE: The percentage of your Withdrawal Base that you may withdraw each Contract Year in the form of a Lifetime Annual Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ARIZONA, ARKANSAS, CALIFORNIA, CONNECTICUT, DELAWARE, DISTRICT OF COLUMBIA, FLORIDA, MONTANA, NORTH DAKOTA, SOUTH DAKOTA -- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund. The Minimum Contract Value may be increased after the contract is issued. Death Benefits payable from the Fixed Account may be delayed for up to six months.

CALIFORNIA -- The Annuitant may not be changed at any time if the Owner is a non-natural person, unless the non-natural person is a transferee of a natural person. The Contract Maturity Date is based on the Owner's age (or Annuitant's age for a non-natural Owner) in effect on the issue date of the Contract. The CDSC, known as Surrender Charge in California, will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.

CONNECTICUT -- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility on the issue date of the Contract.

SOUTH DAKOTA -- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.


C. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account. Nonetheless, given the indeterminate amounts sought in certain of these proceedings, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows.

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D. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Forethought Distributors, LLC under which serves as the principal underwriter for the Contracts, which are offered on a continuous basis. Forethought Distributors, LLC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of Forethought Distributors, LLC is 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089. Forethought Distributors, LLC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (Financial Intermediaries) for the sale of the Contracts. We pay compensation to Forethought Distributors, LLC for sales of the Contracts by Financial Intermediaries. Forethought Distributors, LLC in its role as Principal Underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2014. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under Commissions). Certain selected Financial Intermediaries also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-  COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7.5% of each Premium Payment. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional's compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.

Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-  ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees, to among other things, encourage the sale of this Contract. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.


ADDITIONAL
PAYMENT TYPE                                                          WHAT IT'S USED FOR
------------------------------------------------------------------------------------------------------------------------------------
Access                   Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler vis-
                         its or attendance at national sales meetings or similar events.

------------------------------------------------------------------------------------------------------------------------------------
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and other gifts.

------------------------------------------------------------------------------------------------------------------------------------
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel Awards, merchandise and recognition; client generation expenses.

------------------------------------------------------------------------------------------------------------------------------------
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances

------------------------------------------------------------------------------------------------------------------------------------
Support                  Sales support through such things as providing hardware and software, operational and systems inte-
                         gration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).

------------------------------------------------------------------------------------------------------------------------------------

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ADDITIONAL
PAYMENT TYPE                                                        WHAT IT'S USED FOR
-----------------------------------------------------------------------------------------------------------------------------------
Training               Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

-----------------------------------------------------------------------------------------------------------------------------------
Visibility             Inclusion of our products on a Financial Intermediary's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

-----------------------------------------------------------------------------------------------------------------------------------
Volume                 Pay for the overall volume of their sales or the amount of money investing in our products.

-----------------------------------------------------------------------------------------------------------------------------------

As of December 31, 2014, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our suite of variable annuities: AIG Advisor Group, Inc.; American Prosperity Group; Arvest Asset Management; BBVA Compass Investment Solutions, Inc.; Broker Dealer Financial Services Corp; Cambridge Investment Research, Inc.; Capital Investment Companies; Centaurus Financial, Inc.; CFD Investments; Commerce Brokerage Services; Commonwealth Financial Network; Corecap Investments; Fifth Third Bank; Fifth Third Securities; First Citizens Investor Services; FSC Securities Corporation; FTB Advisors Inc.; Geneos Wealth Management, Inc.; Harvest Capital, LLC; HD Vest Investment Services; The Huntington Investment Company; Independent Financial Group; Investacorp; Investment Professionals Inc.; Janney Montgomery Scott LLC; JJB Hilliard, WL Lyons LLC; JW Cole Financial; Key Investment Services; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney LLC; Packerland Brokerage Services; Parkland Securities; People's Securities; Questar Capital Corp; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Capital Markets, LLC; Robert W Baird & Co Inc.; Regions Investment Services, Inc.; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America; Sigma Financial Corp; SunTrust Bank; TFS Securities Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors; UBS Financial Services Insurance Agency Inc.; United Capital Management of Kansas; U.S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; Woodbury Financial Services; WRP Investments, Inc.; Wunderlich Securities.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.

As of December 31, 2014, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our suite of variable annuities: AIG Advisor Group, Inc.; BBVA Compass Investment Solutions, Inc.; Cambridge Investment Research, Inc.; Capital Investment Companies; CFD Investments; Commonwealth Financial Network; Corecap Investments; FSC Securities Corporation; Geneos Wealth Management, Inc.; Harvest Capital, LLC; The Huntington Investment Company; Investacorp; Investment Professionals Inc.; Janney Montgomery Scott LLC; JJB Hilliard, WL Lyons LLC; Key Investment Services; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney LLC; RBC Capital Markets, LLC; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America; TFS Securities Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors; UBS Financial Services Insurance Agency Inc.; U.S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; Woodbury Financial Services.

For the fiscal year ended December 31, 2014, Additional Payments did not in the aggregate exceed approximately $2,182,132 (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.12% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $499,775 or approximately 0.03% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2014, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

No specific charge is assessed directly to Owners to cover commissions, Additional Payments or Marketing Expense Allowances described above. We do intend to recoup the sales expenses and incentives we pay, however, through fees and charges deducted under the Contract and other revenue-sharing arrangements.


E. DELAY OF PAYMENT AND TRANSFERS

If, pursuant to SEC rules, the Invesco V.I. Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, Partial Withdrawal, full Surrender, or Death Benefit from the Invesco V.I. Money Market Fund until the Fund is liquidated.

If you have submitted a check or draft, we have the right to defer payment of Partial Withdrawals, full Surrenders, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, Partial Withdrawals, full Surrenders, or death benefit proceeds from the Fixed Account for up to six months.

In addition, federal laws designed to counter terrorism and prevent money laundering by criminals might require us to reject a Premium Payment and/or "freeze" an Owner's account. If these laws apply in a particular situation, we would not be able to pay any request for Partial Withdrawals, full Surrenders, or Death Benefits, make transfers or continue making annuity payments absent instructions from the

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appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1. NON-NATURAL PERSONS AS OWNERS
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the

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Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2. OTHER OWNERS (NATURAL PERSONS).
A Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        A.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity
Payouts).

    i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

    ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

    iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

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        B.   AMOUNTS NOT RECEIVED AS AN ANNUITY

    i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

    ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or Partial Withdrawal), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

    iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

    iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

    v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

    vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

        C.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii. The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a taxpayer becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

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        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        F.   REQUIRED DISTRIBUTIONS

    i.  Death of Owner or Primary Annuitant

        Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

    ii. Alternative Election to Satisfy Distribution Requirements

        If any portion of the interest of a Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Owner's death.

    iii. Spouse Beneficiary

        If any portion of the interest of a Owner is payable to or for the benefit of his or her Spouse, and the Annuitant is living, such Spouse shall be treated as the Owner of such portion for purposes of section
        i. above. This Spousal Contract continuation shall apply only once for this Contract.

        G.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        H.   PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for

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transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.  DIVERSIFICATION REQUIREMENTS.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-  no more than 70% is represented by any two investments,

-  no more than 80% is represented by any three investments and

-  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Owners with premiums allocated to affected Funds.

    4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the Owner, for tax purposes. The IRS has stated in published rulings that a variable Owner will be considered the "owner" of separate account assets for income tax purposes if the Owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable Owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable Owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which Owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should

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be treated as owned directly by the Owner (and not by the insurer) for tax purposes, as if such Owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable Owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a Owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable Owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

   1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

   2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

F. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Owner's estate for federal estate tax purposes. Similarly, prior to the Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Owner or (2) a grandchild (or more remote further descendent) of a Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Owner's lifetime generally is treated as producing an amount received by such Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Owner's gross income, this same income amount could produce a corresponding increase in such Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

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G. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

H. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


INFORMATION REGARDING IRAS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by IRAs. State income tax rules applicable to IRAs may differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

1.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code
Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.   SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are

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designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.  SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Code Section 408(p), under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

5.  TAXATION OF AMOUNTS RECEIVED FROM IRAS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.  PENALTY TAXES FOR IRAS

Unlike Non-Qualified Contracts, IRAs are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs").

    a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

   (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

   (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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   (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

   (iv) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

   (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

   (vi) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

   (vii) made an account of an IRS levy on the Qualified Plan under Code
         Section 72(t)(2)(A)(vii); or

   (viii) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

   In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

   (ix) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

   (x) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

   (xi) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both
(a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    b.   RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in an IRA generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2, or

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the Contract Value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's Contract Value, such Contract Value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under an IRA may require the RMD amount for such IRA to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

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7.  TAX WITHHOLDING FOR IRAS

Distributions from an IRA generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from an IRA the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8.  ROLLOVER DISTRIBUTIONS

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and (6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
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     Safekeeping of Assets
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     Independent Registered Public Accounting Firm
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     Non-Participating
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     Misstatement of Age or Sex
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     Principal Underwriter
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     Additional Payments to Financial Intermediaries
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PERFORMANCE RELATED INFORMATION
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     Total Return for all Sub-Accounts
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     Yield for Sub-Accounts
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     Money Market Sub-Accounts
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     Additional Materials
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     Performance Comparisons
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FINANCIAL STATEMENTS
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APP A-1


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APPENDIX A -- EXAMPLES

TABLE OF CONTENTS

                                                                                                                         PAGE
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CONTINGENT DEFERRED SALES CHARGE EXAMPLES                                                                             APP A-2
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PREMIUM BASED CHARGE EXAMPLES                                                                                         APP A-7
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RETURN OF PREMIUM EXAMPLE                                                                                             APP A-8
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MAXIMUM ANNIVERSARY VALUE EXAMPLES                                                                                    APP A-8
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LEGACY LOCK EXAMPLE                                                                                                  APP A-10
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MAXIMUM DAILY VALUE EXAMPLES                                                                                         APP A-11
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ANNUAL LOCK INCOME BENEFIT EXAMPLE                                                                                   APP A-12
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DAILY LOCK INCOME BENEFIT EXAMPLES                                                                                   APP A-13
-----------------------------------------------------------------------------------------------------------------------------

APP A-2


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CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC and the Premium Based Charge from the amount of the Partial Withdrawals requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL WITHDRAWAL THAT IS EQUAL TO THE FREE WITHDRAWAL AMOUNT (FWA) IN A DOWN MARKET. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount withdrawn is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $85,000

      -  FWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the first Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

APP A-3


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      -  Contract Value is $85,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL WITHDRAWAL DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values immediately prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $75,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $5,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $500 [7.5% x $6,667].

STEP 6: We deduct the CDSC of $500 from the excess amount $5,000. The amount paid to you is $4,500.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333 ($100,000 - $6,667)

      -  Contract Value is $70,000

      -  FWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL WITHDRAWAL IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333

      -  Contract Value is $78,000

      -  Earnings are $0

      -  FWA is $5,000

APP A-4


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STEP 3: We deduct the available FWA of $5,000; the remaining $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $831 [6.5% x $12,785].

STEP 6: We deduct the CDSC of $831 from the excess amount $10,000, and combine this with your FWA of $5,000. The amount paid to you is $14,169.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $80,548 ($93,333 - $12,785)

      -  Contract Value is $63,000

      -  FWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE FWA AND IMPACTS TO FUTURE FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values prior to the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $110,000

      -  Earnings are $10,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $10,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $100,000

      -  Contract Value is $100,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

APP A-5


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STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $100,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

      -  Contract Value is $90,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.


STEP 2: Determines that the transaction is in excess of the FWA.


      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000

      -  Contract Value is $99,000

      -  Earnings are $9,000

      -  FWA is $9,000

STEP 3: We deduct the available FWA of $9,000; the remaining $6,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6


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STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $390 [6.5% x $6,000].

STEP 6: We deduct the CDSC of $390 from the excess amount $6,000, and combine this with your FWA of $9,000. The amount paid to you is $14,610.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

      -  Contract Value is $84,000

      -  FWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUMS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUMS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Premium of $100,000 is available without a CDSC.

      Values prior to the full Surrender:

      -  Premiums are $200,000

      -  Remaining Gross Premiums is $200,000

           -  Remaining Gross Premium subject to CDSC is $100,000

      -  Contract Value just prior to the full Surrender is $300,000

      -  Earnings are $100,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $100,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the FWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available FWA; the remaining $100,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 3.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $3,500 [3.5% x $100,000].

STEP 6: We deduct the CDSC of $3,500 from the excess amount $100,000, and combine this with your FWA of $200,000. The amount paid to you is $296,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

APP A-7


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EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the FWA.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value just prior to the full Surrender is $50,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 3: We deduct the available FWA of $5,000; the remaining $45,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $6,500 [6.5% x $100,000].

STEP 6: We deduct the CDSC of $6,500 from the excess amount $45,000, and combine this with your FWA of $5,000. The amount paid to you is $43,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

PREMIUM BASED CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL PREMIUM IS $100,000. NO WITHDRAWALS OCCUR DURING CONTRACT YEAR 1. ON DAY 70 OF CONTRACT YEAR 2 YOU MAKE A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA BY $5,000.


      Upon each Quarterly Contract Anniversary, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium. As there were no Partial Withdrawals during Contract Year 1, the amount deducted from your Contract Value is $125 [($100,000 x 0.50%)/4] upon each Quarterly Contract Anniversary.


      Upon the Partial Withdrawal in Contract Year 2, the Remaining Gross Premium subject to Premium Based Charge is determined to be $5,000. The Premium Based Charge is NOT deducted at the time of the Partial Withdrawal. The Remaining Gross Premium after the Partial Withdrawal is $95,000.

      At the next Quarterly Contract Anniversary, the Premium Based Charge applied to the Remaining Gross Premium is $118.75 [($95,000 x 0.50%)/4].

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT INTO YOUR B-SHARE VARIABLE ANNUITY IS $100,000. ON DAY 75 OF CONTRACT YEAR 5 YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE, WHICH IS EQUAL TO $120,000.

      A prorated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $104.17 [($100,000 x 0.50%)/4 x (75/90)]. We would also assess a

APP A-8


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      CDSC on the amount of Remaining Gross Premium subject to CDSC. The CDSC is equal to $4,500 [($120,000 - $20,000)/ ($120,000 - $20,000) x $100,000
      x 0.045%] as the $20,000 in earnings is the Free Withdrawal Amount that is not subject to a CDSC. Therefore, the Surrender Value of the Contract is $115,395.83 ($120,000 - $104.17 - $4,500).

RETURN OF PREMIUM EXAMPLE

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU WITHDRAW $7,500.00, AN AMOUNT EQUAL TO THE LIFETIME ANNUAL PAYMENT OF THE DAILY LOCK INCOME BENEFIT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL WITHDRAWAL FOR $10,000.


                                                                                                       MINIMUM
                                                                                                     GUARANTEED
                                                                                                    DEATH BENEFIT
                                 CONTRACT                      CONTRACT           PREMIUM             AT END OF
                                   YEAR*                      VALUE(3)(4)        PAYMENTS        EACH CONTRACT YEAR
                    -----------------------------------------------------------------------------------------------
                                     0                        $100,000.00        $100,000.00         $100,000.00
                    -----------------------------------------------------------------------------------------------
                                     1                         102,120.00         100,000.00          102,120.00
                    -----------------------------------------------------------------------------------------------
                                     2                         157,001.34         150,000.00(1)       157,001.34
                    -----------------------------------------------------------------------------------------------
                                     3                         147,538.82         142,500.00(5)       147,538.82
                    -----------------------------------------------------------------------------------------------
                                     4                         134,407.86         142,500.00          142,500.00
                    -----------------------------------------------------------------------------------------------
                                     5                         130,657.83         132,465.41(2)       132,465.41
                    -----------------------------------------------------------------------------------------------


                    * Contract Year "0" represents your Contract issue date.


                    (1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.


                    (2)   The $10,000 Partial Withdrawal results in a factor of
                          0.981225287 being applied to Premium Payments. After multiplying the factor of 0.98122 to $135,000, the adjusted Premium Payments equal $132,465.41. The factor of 0.98122 is derived by (Contract Value after the Partial Withdrawal / Contract Value prior to Partial Withdrawal less the Partial Withdrawal not considered Excess Withdrawal).


                    (3) Does not reflect a Premium Based Charge, if applicable.

                    (4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Withdrawal activity.

                    (5) Premium Payments of $150,000 are adjusted by Partial Withdrawal of $7,500.00.

MAXIMUM ANNIVERSARY VALUE EXAMPLES

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value;

B = Premium Payments adjusted for Partial Withdrawals; and

C = Maximum Anniversary Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000.


                                                                                                                MINIMUM
                                                        TOTAL                              MAXIMUM            GUARANTEED
                                                       PREMIUM                           ANNIVERSARY         DEATH BENEFIT
                                                      PAYMENTS                         VALUE AT END OF         AT END OF
                                     CONTRACT       (ADJUSTED BY        CONTRACT        EACH CONTRACT     EACH CONTRACT YEAR
        CONTRACT                    VALUE(1)(2)     WITHDRAWALS)          VALUE             YEAR         GREATEST OF "A", "B",
          YEAR*                         "A"              "B"         PERFORMANCE(2)          "C"                AND "C"
------------------------------------------------------------------------------------------------------------------------------
            0                        $100,000.00     $100,000.00          0.00%                   --           $100,000.00
------------------------------------------------------------------------------------------------------------------------------
            1                         102,120.00      100,000.00          2.12%          $102,120.00(3)         102,120.00
------------------------------------------------------------------------------------------------------------------------------
            2                         107,001.34      100,000.00          4.78%           107,001.34(3)         107,001.34
------------------------------------------------------------------------------------------------------------------------------
            3                         105,663.82      100,000.00         -1.25%           107,001.34            107,001.34
------------------------------------------------------------------------------------------------------------------------------
            4                          96,259.74      100,000.00         -8.90%           107,001.34            107,001.34
------------------------------------------------------------------------------------------------------------------------------
            5                         106,424.77      100,000.00         10.56%           107,001.34            107,001.34
------------------------------------------------------------------------------------------------------------------------------


*     Contract Year "0" represents your Contract issue date.


(1)   Does not reflect a Premium Based Charge, if applicable.

APP A-9


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(2) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(3) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

EXAMPLE 2: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TAKE A PARTIAL WITHDRAWAL OF $7,500, AN AMOUNT EQUAL TO THE LIFETIME ANNUAL PAYMENT OF THE DAILY LOCK INCOME BENEFIT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL WITHDRAWAL FOR $10,000, AN AMOUNT GREATER THAN THE LIFETIME ANNUAL PAYMENT ($7,500) OF THE DAILY LOCK INCOME BENEFIT.


                                                                                                                MINIMUM
                                                                                                              GUARANTEED
                                                                                          MAXIMUM            DEATH BENEFIT
                                                                                        ANNIVERSARY            AT END OF
                                                                       PREMIUM        VALUE AT END OF     EACH CONTRACT YEAR
                    CONTRACT                      CONTRACT            PAYMENTS         EACH CONTRACT     GREATEST OF "A", "B",
                      YEAR*                    VALUE "A"(1)(2)           "B"             YEAR "C"               AND "C"
           -------------------------------------------------------------------------------------------------------------------
                        0                        $100,000.00         $100,000.00                 --           $100,000.00
           -------------------------------------------------------------------------------------------------------------------
                        1                         102,120.00          100,000.00        $102,120.00            102,120.00
           -------------------------------------------------------------------------------------------------------------------
                        2                         157,001.34          150,000.00(3)      157,001.34            157,001.34
           -------------------------------------------------------------------------------------------------------------------
                        3                         147,188.75          142,500.00(4)      149,501.34(4)         149,501.34
           -------------------------------------------------------------------------------------------------------------------
                        4                         134,088.95          142,500.00         149,501.34            149,501.34
           -------------------------------------------------------------------------------------------------------------------
                        5                         130,324.09          132,459.05(5)      139,328.61(5)         139,328.61
           -------------------------------------------------------------------------------------------------------------------


           *    Contract Year "0" represents your Contract issue date.


           (1)  Does not reflect a Premium Based Charge, if applicable.

           (2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Withdrawal activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

           (3) Premium Payments of $100,000 and the Maximum Anniversary Value are adjusted by the subsequent Premium Payment of $50,000.

           (4) The $7,500 Partial Withdrawal results in a dollar-for-dollar reduction to Premium Payments as well as all previous Maximum Anniversary Value.

           (5) The first $7,500 part of the $10,000 Partial Withdrawal that is not an Excess Withdrawal reduces the Premium Payments as well as all previous Maximum Anniversary Values dollar-for-dollar. The $10,000 Partial Withdrawal subsequently results in a factor of 0.98117 being applied to Premium Payments as well as all previous Maximum Anniversary Values. The factor of 0.98117 is derived by (Contract Value Prior to Partial Withdrawal $140,324.09 less the Partial Withdrawal $10,000)/(Contract Value Prior to Surrender $140,324.09 less Partial Withdrawal that was not Excess Withdrawal $7500).

APP A-10


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LEGACY LOCK EXAMPLE

Your Guaranteed Minimum Death Benefit is the greatest of:

    1)   Base Return of Premium;

    2)   Enhanced Return of Premium; or

    3)   Contract Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 1 YOU WITHDRAW $5,300, WHICH IS EQUAL TO THE LIFETIME ANNUAL PAYMENT (LAP). IN CONTRACT YEAR 3 YOU WITHDRAW $7,000, WHICH IS GREATER THAN THE LAP OF $5,300.

                                                                                            AFTER TRANSACTION
                                                                        -------------------------------------------------------
                                                      CONTRACT VALUE        BASE                                  GUARANTEED
                            CONTRACT                     PRIOR TO          RETURN         ENHANCED RETURN        MINIMUM DEATH
                              YEAR*                 TRANSACTIONS(1)(2)   OF PREMIUM         OF PREMIUM              BENEFIT
                 ----------------------------------------------------------------------------------------------------------------
                                0                         $100,000          $100,000           $100,000             $100,000
                 ----------------------------------------------------------------------------------------------------------------
                                1                          102,120            94,700(3)         102,120(3)           102,210
                 ----------------------------------------------------------------------------------------------------------------
                                2                          101,448            94,700            102,120              102,120
                 ----------------------------------------------------------------------------------------------------------------
                                3                          100,180            87,798(4)         100,290(5)           100,290
                 ----------------------------------------------------------------------------------------------------------------
                                4                           84,887            87,798            100,290              100,290
                 ----------------------------------------------------------------------------------------------------------------
                                5                           93,851            87,798            100,290              100,290
                 ----------------------------------------------------------------------------------------------------------------

                 *    Contract Year "0" represents your Contract issue date.

                 (1)  Does not reflect a Premium Based Charge, if applicable.

                 (2) Assumes annual performance on the Contract Value. Annual performance is shown only for illustrative purposes and is not indicative of the performance you have achieved or will achieve under the rider.

                 (3) As a result of the Partial Withdrawal, the Base Return of Premium is adjusted dollar-for-dollar to $94,700 as the Partial Withdrawal did not exceed the LAP. Because the Partial Withdrawal did not exceed the LAP, the Enhanced Return of Premium is not adjusted for the Partial Withdrawal. Since this is the first Partial Withdrawal, the Enhanced Return of Premium will step up to the Contract Value prior to the Partial Withdrawal.

                 (4) As a result of the Contract Year 3 Partial Withdrawal, an Excess Withdrawal, the Base Return of Premium is adjusted first dollar-for-dollar by the Partial Withdrawal that was not excess ($5,300) and subsequently by a proportional factor of 0.98208. This factor is derived by (A/B) where A is Contract Value immediately after the Excess Withdrawal and B is the Contract Value immediately prior to the Excess Withdrawal less the Partial Withdrawal not considered Excess Withdrawal.

                      a.     Return of Premium = ($94,700 - $5,300) x ($100,180
                             - $7,000)/($100,180 - $5,300) = $87,798

                 (5) As a result of the Contract Year 3 Partial Withdrawal, an Excess Withdrawal, the Enhanced Return of Premium is adjusted by a proportional factor of 0.98208. This factor is derived by (A/B) where A is Contract Value immediately after the Excess Withdrawal and B is the Contract Value immediately prior to the Excess Withdrawal less the Partial Withdrawal not considered Excess Withdrawal.

                      a. Enhanced Return of Premium = ($102,120) x ($100,180 - $7,000)/($100,180 - $5,300) =
                             $100,290

APP A-11


--------------------------------------------------------------------------
MAXIMUM DAILY VALUE EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. ON THE 2ND FRIDAY, YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000.

                                                                                                       MAXIMUM DAILY
                                                                       CONTRACT         MAXIMUM         VALUE DEATH
                                                                      VALUE(1)(5)     DAILY VALUE       BENEFIT(2)
                    ------------------------------------------------------------------------------------------------
                                       Monday                           $100,000        $100,000          $100,000
                    ------------------------------------------------------------------------------------------------
                                       Tuesday                            98,105         100,000           100,000
                    ------------------------------------------------------------------------------------------------
                                      Wednesday                           98,887         100,000           100,000
                    ------------------------------------------------------------------------------------------------
                                      Thursday                           101,321(3)      101,321(3)        101,321
                    ------------------------------------------------------------------------------------------------
                                       Friday                            101,895(3)      101,895(3)        101,895
                    ================================================================================================
                                       Monday                            103,676(3)      103,676(3)        103,676
                    ------------------------------------------------------------------------------------------------
                                       Tuesday                           105,460(3)      105,460(3)        105,460
                    ------------------------------------------------------------------------------------------------
                                      Wednesday                          105,120         105,460           105,460
                    ------------------------------------------------------------------------------------------------
                                      Thursday                           103,895         105,460           105,460
                    ------------------------------------------------------------------------------------------------
                                       Friday                            155,108         155,460(4)        155,460
                    ------------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Death Benefit under Maximum Daily Value pays the greater value of: (A) the Maximum Daily Value, adjusted for Partial Withdrawals; or (B) the Contract Value.

                    (3) The Maximum Daily Value component is equal to the greater of the Contract Value or the Maximum Daily Value as of the prior Valuation Day.

                    (4) The additional Premium Payment increases the Maximum Daily Value on a dollar-for-dollar basis.

                    (5) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

EXAMPLE 2: ASSUME THAT NO ADDITIONAL PREMIUM PAYMENT WAS MADE, AND YOU INSTEAD TAKE A PARTIAL WITHDRAWAL OF $5,000 ON THE FOLLOWING TUESDAY (PRIOR TO THE PARTIAL WITHDRAWAL, THE CONTRACT VALUE WAS 103,385).

                                                                                                      MAXIMUM DAILY
                                                                      CONTRACT         MAXIMUM         VALUE DEATH
                                                                     VALUE(1)(4)     DAILY VALUE         BENEFIT
                    -----------------------------------------------------------------------------------------------
                                       Monday                          $102,568        $105,460          $105,460
                    -----------------------------------------------------------------------------------------------
                                       Tuesday                           98,385         100,360(2)        100,360
                    -----------------------------------------------------------------------------------------------
                                      Wednesday                          99,887         100,360           100,360
                    -----------------------------------------------------------------------------------------------
                                      Thursday                           99,460         100,360           100,360
                    -----------------------------------------------------------------------------------------------
                                       Friday                           101,052         101,052(3)        101,052
                    -----------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Partial Withdrawal adjusts the Maximum Daily Value by a proportional factor of 0.95164. The factor is derived as (A/B), where A = Contract Value prior to the Partial Withdrawal minus the Partial Withdrawal and B = Contract Value prior to the Partial Withdrawal.

                    (3) The Maximum Daily Value continues to increase any day that the Contract Value exceeds the Maximum Daily Value as of the prior Valuation Day.

                    (4) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

APP A-12


--------------------------------------------------------------------------

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THAT YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT AND HAVE A LIFETIME ANNUAL PAYMENT AVAILABLE OF $5,677 WHEN YOU TAKE THE PARTIAL WITHDRAWAL OF $5,000.


                                                                                                      MAXIMUM DAILY
                                                                      CONTRACT         MAXIMUM         VALUE DEATH
                                                                     VALUE(1)(3)     DAILY VALUE         BENEFIT
                    -----------------------------------------------------------------------------------------------
                                       Monday                          $102,568        $105,460          $105,460
                    -----------------------------------------------------------------------------------------------
                                       Tuesday                           98,385         100,460(2)       $100,460
                    -----------------------------------------------------------------------------------------------
                                      Wednesday                          99,887         100,460          $100,460
                    -----------------------------------------------------------------------------------------------
                                      Thursday                           99,460         100,460          $100,460
                    -----------------------------------------------------------------------------------------------
                                       Friday                           101,052         101,052          $101,052
                    -----------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Partial Withdrawal adjusts the Maximum Daily Value by the dollar amount of the Partial Withdrawal.

                    (3) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

ANNUAL LOCK INCOME BENEFIT EXAMPLE

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. YOUR CONTRACT VALUE, WITHDRAWAL BASE AND BONUS BASE ARE ALL EQUAL TO $100,000. YOU HAVE ELECTED ANNUAL LOCK INCOME BENEFIT - SINGLE LIFE, AND BASED ON YOUR AGE OF 60 YOU INITIAL WITHDRAWAL PERCENTAGE IS AT 4%. IN CONTRACT YEARS 7, 9, 11 AND 12 YOU TAKE PARTIAL WITHDRAWAL OF THE AMOUNT EQUAL TO YOUR AVAILABLE LIFETIME ANNUAL PAYMENT. IN CONTRACT YEAR 10, YOU TAKE A PARTIAL WITHDRAWAL OF $10,000.


                          CONTRACT                    LIFETIME    LIFETIME                  WITHDRAWAL BASE AT   BONUS BASE AT
  CONTRACT                  VALUE          DEFERRAL  WITHDRAWAL    ANNUAL     WITHDRAWAL        END OF EACH       END OF EACH
    YEAR*      AGE  PRE-TRANSACTION(1)(2)    BONUS   PERCENTAGE    PAYMENT      AMOUNT         CONTRACT YEAR     CONTRACT YEAR
--------------------------------------------------------------------------------------------------------------------------------
      0        60        $ 100,000          $     0       4%      $ 4,000      $      0         $ 100,000         $  100,000
--------------------------------------------------------------------------------------------------------------------------------
      1        61           93,930            6,000       4%        4,240             0           106,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      2        62          101,632            6,000       4%        4,480             0           112,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      3        63          106,694            6,000       4%        4,720             0           118,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      4        64          118,408            6,000       4%        4,960             0           124,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      5        65          135,726            6,000       5%        6,786(4)          0           135,726(5)         135,726(5)
--------------------------------------------------------------------------------------------------------------------------------
      6        66          147,306            8,144       5%        7,365             0           147,306(5)         147,306(5)
--------------------------------------------------------------------------------------------------------------------------------
      7        67          127,722                0       5%        7,365         7,365(6)        147,306                  0(6)
--------------------------------------------------------------------------------------------------------------------------------
      8        68          126,683                0       5%        7,365             0           147,306                  0
--------------------------------------------------------------------------------------------------------------------------------
      9        69          134,538                0       5%        7,365         7,365(6)        147,306                  0
--------------------------------------------------------------------------------------------------------------------------------
     10        70          138,025                0       5%        7,365        10,000(7)        144,335(7)               0
--------------------------------------------------------------------------------------------------------------------------------
     11        71          140,955                0       5%        7,217         7,217(6)        144,335                  0
--------------------------------------------------------------------------------------------------------------------------------
     12        72          147,319                0       5%        7,217         7,217(6)        144,335                  0
--------------------------------------------------------------------------------------------------------------------------------

*     Contract Year "0" represents your Contract issue date.

(1) Assumes annual performance on the Contract Value and Partial Withdrawal activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)   Does not reflect a Premium Based Charge, if applicable.

(3) The Deferral Bonus is applied to the Withdrawal Base on Contract Anniversaries 1, 2, 3 and 4.

(4) The Lifetime Benefit Payment increases as the result of the increases in the Withdrawal Base. Additionally, because no Withdrawals have been taken, the Lifetime Withdrawal Percentage increases to 5% upon attaining the age of 65.

(5) Applies a Step Up to the Withdrawal Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Withdrawal Base and Bonus Base.

(6) A Partial Withdrawal equal to the Lifetime Annual Payment does not impact the Withdrawal Base or Lifetime Annual Payment, but as the first Withdrawal it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.


(7) A Partial Withdrawal of $10,000 is in excess of the Lifetime Annual Payment; the Withdrawal Base is reset by a factor of 0.97983 derived from ($138,025 - $10,000) / ($138,025 - $7,365).

APP A-13


--------------------------------------------------------------------------
DAILY LOCK INCOME BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000, YOU ARE AGE 67, AND YOU ELECTED DAILY LOCK INCOME BENEFIT - SINGLE OPTION. NO PARTIAL WITHDRAWALS HAVE OCCURRED.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               ---------------------------------------------------------------------------------------------------------
                            Monday                  $100,000       $100,000       $100,000       $100,000      $5,000
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                   98,105        100,000        100,000        100,000       5,000
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                  98,887        100,000        100,000        100,000       5,000
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  101,321        101,321(2)     100,000        100,000       5,066(2)
               ---------------------------------------------------------------------------------------------------------
                            Friday                   101,895        101,895(2)     100,000        100,000       5,094(2)
               =========================================================================================================
                            Monday                   103,676        103,676(2)     100,000        100,000       5,183(2)
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  105,460        105,460(2)     100,000        100,000       5,273(2)
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 105,120        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  103,895        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------
                            Friday                   105,108        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

EXAMPLE 2: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT TUESDAY IS THE FIRST CONTRACT ANNIVERSARY.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               -------------------------------------------------------------------------------------------------------
                            Monday                  $102,568       $105,460       $100,000       $100,000      $5,273
               -------------------------------------------------------------------------------------------------------
                            Tuesday                  104,385        106,000(2)     106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                           Wednesday                 105,887        106,000        106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                           Thursday                  105,460        106,000        106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                            Friday                   107,459        107,459        106,000        100,000       5,373
               -------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) On the Anniversary, a Deferral Bonus increase occurs because the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($100,000) plus 6% of the Deferral Bonus Base ($6,000) exceeds both the Withdrawal Base as of the prior Valuation Day and the current Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT THURSDAY IS THE SECOND CONTRACT ANNIVERSARY. ADDITIONALLY, ON WEDNESDAY OF THE FOLLOWING WEEK YOU TAKE YOUR FIRST PARTIAL WITHDRAWAL OF $473 THAT REPRESENTS ONE-TWELFTH OF YOUR LIFETIME ANNUAL PAYMENT.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               ---------------------------------------------------------------------------------------------------------
                            Monday                  $110,941       $110,941       $106,000       $100,000      $5,547
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  112,576        112,576        106,000        100,000       5,629
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 111,892        112,576        106,000        100,000       5,629
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  113,540(2)     113,540(2)     113,540        113,540(2)    5,677
               ---------------------------------------------------------------------------------------------------------
                            Friday                   112,137        113,540        113,540        113,540       5,677
               =========================================================================================================
                            Monday                   111,244        113,540        113,540        113,540       5,677
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  111,509        113,540        113,540        113,540       5,677
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 112,458        113,540        113,540              0(3)    5,677
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  112,044        113,540        113,540              0       5,677
               ---------------------------------------------------------------------------------------------------------
                            Friday                   114,286        114,286(4)     113,540              0       5,677(4)
               ---------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

APP A-14


--------------------------------------------------------------------------
               (2) On the Contract Anniversary, the Contract Value exceeds both the Withdrawal Base as of the prior Valuation Day and the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($106,000) plus 6% of the Deferral Bonus Base ($6,000). There is no Deferral Bonus increase applied, but the Deferral Bonus Base increases to the Withdrawal Base.

               (3) The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base is zero.

               (4) Step Ups continue to occur to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up.

EXAMPLE 4: ASSUME THE SAME FACTS AS ABOVE, BUT INSTEAD YOU MAKE A PARTIAL WITHDRAWAL OF $10,000 INSTEAD OF ONE-TWELFTH OF THE LIFETIME ANNUAL PAYMENT.


                                                                                           ANNIVERSARY
                                                               CONTRACT     WITHDRAWAL     WITHDRAWAL     DEFERRAL BONUS
                                                               VALUE(1)        BASE           BASE             BASE
                --------------------------------------------------------------------------------------------------------
                                  Monday                        $111,244      $113,540       $113,540         $113,540
                --------------------------------------------------------------------------------------------------------
                                  Tuesday                        111,509       113,540        113,540          113,540
                --------------------------------------------------------------------------------------------------------
                                 Wednesday                       103,404       108,983(2)     108,983(2)             0
                --------------------------------------------------------------------------------------------------------
                                 Thursday                        102,517       108,983        108,983                0
                --------------------------------------------------------------------------------------------------------
                                  Friday                         104,759       108,983        108,983                0
                --------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Anniversary Withdrawal Base by a factor of 0.95987. The factor is derived as (113,404 - 10,000) / (113,404 - 5,677). Upon the
                    Excess Withdrawal, the Lifetime Annual Payment is reset. There is zero Lifetime Annual Payment available.

APP B-1


--------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


The following table lists the Condensed Financial Information of Accumulation Unit Values for Accumulation Units outstanding under the Contracts as of December 31, 2014.



HUNTINGTON FORERETIREMENT VARIABLE ANNUITY
B-SHARE
                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.226  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.615  $   12.338
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.880       3.217
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.091  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.102  $   12.211
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.930       1.085
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.182  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.795  $   12.299
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.662  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.332  $   11.775
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.291       1.339
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.307  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.342  $   12.407
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             14.868      16.182
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.618  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.943  $   12.719
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              6.462       7.091
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.537  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.277  $   11.686
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.006       3.895
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                $    11.535  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.842  $   11.593
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            191.559     163.471
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.765  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.913  $   10.861
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-2


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    12.776  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.893  $   12.882
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              7.329       9.229
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.715  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.826  $   11.837
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             11.894      15.088
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.039  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.245  $   11.104
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.704  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.889  $   10.702
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.462       0.470
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $     9.667  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.118  $    9.658
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.949  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.433  $   11.010
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.393       1.426
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.018  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.876  $   12.108
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.514       4.965
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.116  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.175  $   12.209
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.199       2.456
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.628  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.775  $   12.797
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.299       1.330
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.186  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.297  $   10.186
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.379       0.382
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.690  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.456  $   11.854
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.256       1.129
-----------------------------------------------------------------------------------------------------------------------------------

APP B-3


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $     9.986  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.127  $   10.023
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.590       0.591
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.209  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.928  $   12.362
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.653       3.672
-----------------------------------------------------------------------------------------------------------------------------------

FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.171  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.726  $   10.211
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.071  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.669  $   10.111
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.041  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.105  $   10.101
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             22.071       9.648
-----------------------------------------------------------------------------------------------------------------------------------

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.481          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.441          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.454          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.071  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.789  $   10.140
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.120  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.054  $   10.180
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.349          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

APP B-4


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.868          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.949  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.895  $   13.073
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.306  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.912  $   12.426
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.552       0.579
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.707  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.797
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.344          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.473  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.634  $   10.461
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    11.624  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.248  $   11.810
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.044       0.045
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.797  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.263  $    9.780
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.874       0.885
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.253  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.658  $   12.374
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.340  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.959  $   12.451
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.578       5.935
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD PORTFOLIO DIVERSIFIER HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $     8.960  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     8.700  $    8.939
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            292.831     310.397
-----------------------------------------------------------------------------------------------------------------------------------

APP B-5


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA DIVIDEND CAPTURE FUND
  UNIT VALUE:
     Beginning of Period                                                                                $    11.334  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.485  $   11.407
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             61.890      40.680
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA GROWTH FUND (LIQUIDATED AND TRANSFERRED INTO INVESCO V.I. MONEY MARKET FUND ON 05/16/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.559  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.686
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.408
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA INCOME EQUITY FUND (MERGED INTO HUNTINGTON VA DIVIDEND CAPTURE FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    11.631  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   11.734
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000      38.055
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA INTERNATIONAL EQUITY FUND
  UNIT VALUE:
     Beginning of Period                                                                                $    11.805  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.086  $   11.958
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.415      20.365
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA MID CORP AMERICA FUND (MERGED INTO HUNTINGTON VA SITUS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.275  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.412
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       1.098
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA MORTGAGE SECURITIES FUND (LIQUIDATED AND TRANSFERRED INTO INVESCO V.I. MONEY MARKET FUND ON 05/16/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $     9.782  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $    9.773
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.797
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA ROTATING MARKETS FUND (LIQUIDATED AND TRANSFERRED INTO INVESCO V.I. MONEY MARKET FUND ON 05/16/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.023  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.146
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HUNTINGTON VA SITUS FUND
  UNIT VALUE:
     Beginning of Period                                                                                $    12.159  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.966  $   12.298
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.831       0.659
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $     9.883  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.423  $    9.925
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.027  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.027  $   12.158
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.211  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.324  $   11.388
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             10.280      10.592
-----------------------------------------------------------------------------------------------------------------------------------

APP B-6


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.957  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.493  $   12.071
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                $     9.935  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.863  $    9.936
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.347       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.619  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.972  $   12.790
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.175       0.168
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    10.589  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.987  $   10.598
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.501  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.428  $   12.615
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             11.081      12.212
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.648  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.453  $   12.766
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.020       0.021
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.884  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.027  $   12.990
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              7.253       9.149
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.034  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.187  $   12.130
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.316       0.324
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.330  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.696  $   12.452
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.239       0.244
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.874  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.992  $   13.048
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.150       3.954
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.584  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.917  $   12.711
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.763       4.176
-----------------------------------------------------------------------------------------------------------------------------------

APP B-7


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.830  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.847  $    9.866
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO EQS PATHFINDER PORTFOLIO(R) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.405  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.545  $   11.516
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             13.236      15.561
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.751  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.069  $    9.743
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.452       3.465
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.248  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.845  $   12.369
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.069  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.633  $   10.053
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    13.515  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.837  $   13.611
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              6.664       7.530
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.477  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.770  $   10.541
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            176.648     179.776
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.994  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.141  $   11.127
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            127.012     110.486
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.799  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.100  $   10.901
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            208.991     207.324
-----------------------------------------------------------------------------------------------------------------------------------

APP B-8


--------------------------------------------------------------------------


FORERETIREMENT VARIABLE ANNUITY
C-SHARE
                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.126  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.383  $   12.238
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.795       2.018
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.993  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.862  $   12.112
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.339       3.067
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.083  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.561  $   12.199
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.110       1.033
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.567  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.122  $   11.680
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.001       1.652
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.207  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.116  $   12.307
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              7.739      10.419
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.515  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.706  $   12.616
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              6.660       5.831
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.443  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.085  $   11.592
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.620       2.269
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                $    11.441  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.640  $   11.500
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            336.352     169.204
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.677  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.744  $   10.773
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             11.527       9.208
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    12.671  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.657  $   12.777
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-9


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.620  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.608  $   11.741
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.949  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.054  $   11.014
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             61.507       9.075
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.616  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.704  $   10.616
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.791       5.089
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $     9.589  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.946  $    9.579
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.408       8.327
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.860  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.239  $   10.921
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              9.832       2.730
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.920  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.658  $   12.010
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.017  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.951  $   12.110
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.987       2.850
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.526  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.558  $   12.693
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.574       4.560
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.102  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.122  $   10.103
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              8.295       2.212
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.595  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.278  $   11.758
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.082       5.794
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $     9.904  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.955  $    9.942
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              8.960      10.733
-----------------------------------------------------------------------------------------------------------------------------------

APP B-10


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.109  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.726  $   12.262
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.160  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.619  $   10.200
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             37.015       0.393
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.060  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.562  $   10.101
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.691       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.030  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.004  $   10.090
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             20.609       0.397
-----------------------------------------------------------------------------------------------------------------------------------

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.418          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             24.876          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.378          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.493          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.392          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.059  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.681  $   10.130
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             33.587       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.109  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.943  $   10.169
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             58.180       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.287          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.809          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

APP B-11


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.843  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.659  $   12.967
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.687       3.759
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.206  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.675  $   12.325
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              8.520       7.595
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.603  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.693
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       4.867
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.276          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.444          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.387  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.453  $   10.376
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.569       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    11.529  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.057  $   11.715
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.212       1.166
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.717  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.089  $    9.700
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.486       0.950
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.153  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.426  $   12.274
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.377       2.991
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.239  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.722  $   12.350
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.933       1.233
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD PORTFOLIO DIVERSIFIER HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $     8.887  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     8.553  $    8.866
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             43.431      56.969
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $     9.803  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.246  $    9.844
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              9.491       9.592
-----------------------------------------------------------------------------------------------------------------------------------

APP B-12


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.929  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.806  $   12.060
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.594       4.573
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.120  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.132  $   11.296
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              7.990       9.179
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.860  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.280  $   11.973
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.375       5.186
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                $     9.854  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.695  $    9.855
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.064
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.517  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.751  $   12.686
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.971       7.558
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    10.502  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.800  $   10.512
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.462       2.164
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.399  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.200  $   12.513
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.485       5.014
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.545  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.225  $   12.663
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.612       1.648
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.779  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.788  $   12.885
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.936  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.980  $   12.031
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.017       3.183
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.229  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.463  $   12.351
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-13


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.769  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.788  $   12.942
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.413       4.028
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.481  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.681  $   12.608
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              4.497       7.653
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.750  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.680  $    9.786
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              6.612       8.852
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO EQS PATHFINDER PORTFOLIO(R) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.312  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.349  $   11.422
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.672  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.897  $    9.664
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.510       1.695
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.148  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.610  $   12.269
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.755       5.395
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.987  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.452  $    9.971
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    13.405  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.585  $   13.501
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.297       3.732
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.392  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.587  $   10.456
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            103.262      68.914
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.904  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.952  $   11.037
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            188.226      82.568
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.711  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.911  $   10.812
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            200.609     136.680
-----------------------------------------------------------------------------------------------------------------------------------

APP B-14


--------------------------------------------------------------------------


FORERETIREMENT VARIABLE ANNUITY
L-SHARE
                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.187  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.524  $   12.299
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            133.125     118.407
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.053  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.008  $   12.172
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             36.522      30.699
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.143  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.703  $   12.260
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             20.333      18.271
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.625  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.250  $   11.738
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             11.387       8.284
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.268  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.254  $   12.368
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            192.508     188.252
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.578  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.851  $   12.679
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            141.935     118.239
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.500  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.202  $   11.649
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             96.155      86.657
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                $    11.498  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.763  $   11.557
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                          14021.595    8296.725
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.730  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.847  $   10.826
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              9.211       5.257
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    12.735  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.801  $   12.841
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.639      18.650
-----------------------------------------------------------------------------------------------------------------------------------

APP B-15


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.678  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.741  $   11.799
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             32.271      30.820
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    11.004  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.170  $   11.068
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             42.020      33.622
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $    10.670  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.816  $   10.668
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             24.442      16.803
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                $     9.637  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.051  $    9.627
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              1.279       1.286
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.914  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.357  $   10.975
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             10.353       0.618
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.980  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.791  $   12.069
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            119.383     113.912
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.077  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.087  $   12.170
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             41.252      45.831
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.588  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.690  $   12.757
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             34.862      31.031
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    10.153  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.229  $   10.154
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             19.418      15.787
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    11.653  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.386  $   11.817
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             55.043      42.089
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $     9.954  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.060  $    9.992
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            204.427      78.870
-----------------------------------------------------------------------------------------------------------------------------------

APP B-16


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                $    12.170  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.849  $   12.323
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             57.444      68.575
-----------------------------------------------------------------------------------------------------------------------------------

FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.166  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.684  $   10.207
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1918.148     305.217
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.067  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.627  $   10.107
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            509.414      49.123
-----------------------------------------------------------------------------------------------------------------------------------

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.037  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.066  $   10.097
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           3362.030     353.582
-----------------------------------------------------------------------------------------------------------------------------------

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.456          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            206.771          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.417          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                          1,839.724          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.430          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              2.658          NA
-----------------------------------------------------------------------------------------------------------------------------------

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.066  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.747  $   10.136
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            963.703     134.218
-----------------------------------------------------------------------------------------------------------------------------------

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                $    10.116  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.011  $   10.176
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1911.115      48.463
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.325          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.845          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000          NA
-----------------------------------------------------------------------------------------------------------------------------------

APP B-17


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.908  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.803  $   13.032
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             25.874      24.175
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.267  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.819  $   12.387
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             46.010      47.442
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.666  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     0.000  $   12.756
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       8.455
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.000          NA
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.318          NA
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             13.100          NA
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.440  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.563  $   10.428
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              3.769       0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    11.587  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.173  $   11.773
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             15.985      15.094
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $     9.765  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.195  $    9.749
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             61.774      48.950
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.214  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.568  $   12.335
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             15.054      20.212
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $    12.301  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.866  $   12.412
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             91.768     203.057
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (FORMERLY KNOWN AS HARTFORD PORTFOLIO DIVERSIFIER HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                $     8.932  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     8.643  $    8.910
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           1736.465    1843.640
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $     9.852  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.354  $    9.893
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             28.657      40.539
-----------------------------------------------------------------------------------------------------------------------------------

APP B-18


--------------------------------------------------------------------------

                                                                                                          AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.989  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.941  $   12.120
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             23.491      24.102
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.175  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.249  $   11.352
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             85.770      89.836
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    11.919  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.410  $   12.033
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             12.405       7.623
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                $     9.904  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.797  $    9.904
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                $    12.579  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.886  $   12.749
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.712      19.450
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    10.555  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.914  $   10.564
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             20.583      14.916
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.461  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.339  $   12.575
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             70.142      92.903
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                $    12.608  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.364  $   12.726
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                              5.684       6.789
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.843  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.934  $   12.949
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             41.722      38.520
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.995  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    12.107  $   12.091
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             18.251      15.566
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.290  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.605  $   12.412
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             19.175      18.092
-----------------------------------------------------------------------------------------------------------------------------------

APP B-19


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                2014         2013
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.833  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.912  $   13.007
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             25.252      26.055
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    12.544  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.825  $   12.671
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                            114.075      94.611
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.799  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $     9.782  $    9.835
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             22.507      13.359
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO EQS PATHFINDER PORTFOLIO(R) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $    11.368  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.468  $   11.479
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             25.671      24.087
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                $     9.720  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.002  $    9.712
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             59.530      43.871
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    12.209  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    13.753  $   12.330
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             34.065      32.882
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    10.037  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.562  $   10.021
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             50.125      45.524
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                $    13.472  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    14.739  $   13.568
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                             35.431      47.272
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.444  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    10.699  $   10.508
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           2397.555    1673.639
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.959  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.067  $   11.092
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           9652.409    6426.915
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(TM) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                                                                $    10.765  $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                      $    11.026  $   10.866
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                           5752.223    4934.031
-----------------------------------------------------------------------------------------------------------------------------------

APP C-1


--------------------------------------------------------------------------
APPENDIX C -- FUND DATA


                                                                INVESTMENT                                   INVESTMENT
FUNDING OPTION                                               OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Balanced-Risk Allocation       Seeks total return with a low to moderate    Invesco Advisers, Inc.
      Fund -- Series II                        correlation to traditional financial market
                                               indices.

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Core Equity Fund -- Series II  Seeks long-term growth of capital.           Invesco Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. International Growth           Seeks long-term growth of capital.           Invesco Advisers, Inc.
      Fund -- Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Mid Cap Core Equity            Seeks long-term growth of capital.           Invesco Advisers, Inc.
      Fund -- Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Money Market Fund --           Seeks to provide current income              Invesco Advisers, Inc.
      Series I (1)                             consistent with preservation of capital and
                                               liquidity.

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Small Cap Equity Fund --       Seeks long-term growth of capital.           Invesco Advisers, Inc.
      Series II

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Growth Fund --          Seeks long-term capital growth.              American Century Investment
      Class II                                                                              Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Mid Cap Value           Seeks long-term capital growth. Income is    American Century Investment
      Fund -- Class II                         a secondary objective.                       Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           Seeks long-term capital growth. Income is    American Century Investment
      Class II                                 a secondary objective.                       Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-----------------------------------------------------------------------------------------------------------------------------------
   Global Growth and Income Fund --            Seeks to provide long-term growth of         Capital Research and Management
      Class 4                                  capital while providing current income.      Company

-----------------------------------------------------------------------------------------------------------------------------------
   Growth Fund -- Class 4                      Seeks to provide growth of capital.          Capital Research and Management
                                                                                            Company

-----------------------------------------------------------------------------------------------------------------------------------
   Growth-Income Fund -- Class 4               Seeks to achieve long-term growth of         Capital Research and Management
                                               capital and income.                          Company

-----------------------------------------------------------------------------------------------------------------------------------
   International Fund -- Class 4               Seeks to provide long-term growth of         Capital Research and Management
                                               capital.                                     Company

-----------------------------------------------------------------------------------------------------------------------------------
   Managed Risk Asset Allocation Fund --       Seeks high total return (including income    Capital Research and Management
      Class P2 (2)                             and capital gains) consistent with           Company
                                               preservation of capital over the long term   Sub-advised by Milliman Financial Risk
                                               while seeking to manage volatility and       Management LLC
                                               provide downside protection.

-----------------------------------------------------------------------------------------------------------------------------------
   New World Fund -- Class 4                   Seeks long-term capital appreciation.        Capital Research and Management
                                                                                            Company

-----------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Capital Appreciation V.I.         Seeks long-term growth of capital.           BlackRock Advisors, LLC
      Fund -- Class III

-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Equity Dividend V.I. Fund --      Seek long-term total return and current      BlackRock Advisors, LLC
      Class III                                income.

-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    Seeks high total investment return.          BlackRock Advisors, LLC
      Class III

-----------------------------------------------------------------------------------------------------------------------------------

APP C-2


--------------------------------------------------------------------------

                                                               INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --          Seeks to maximize total return, consistent
      Class III                               with income generation and prudent
                                              investment management.

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.        Seeks to maximize total return, consistent
      Fund -- Class III                       with income generation and prudent
                                              investment management.

------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   FVIT American Funds(R) Managed Risk        Seeks to provide capital appreciation and
      Portfolio -- Class II (2)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Balanced Managed Risk                 Seeks to provide capital appreciation and
      Portfolio -- Class II (2)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT BlackRock Global Allocation           Seeks to provide capital appreciation and
      Managed Risk Portfolio -- Class II (2)  income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Franklin Dividend and Income          Seeks to provide capital appreciation and
      Managed Risk Portfolio -- Class II (2)  income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
   FVIT Goldman Sachs Dynamic Trends          Seeks to provide capital appreciation and
      Allocation Portfolio -- Class II (2)    income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Growth Managed Risk Portfolio --      Seeks to provide capital appreciation and
      Class II (2)                            income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Moderate Growth Managed Risk          Seeks to provide capital appreciation and
      Portfolio -- Class II (2)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT PIMCO Tactical Allocation             Seeks to provide capital appreciation and
      Portfolio -- Class II (2)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Select Advisor Managed Risk           Seeks to provide capital appreciation and
      Portfolio -- Class II (2)               income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   FVIT Wellington Research Managed Risk      Seeks to provide capital appreciation and
      Portfolio -- Class II (2,3)             income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Seeks to maximize income while
                                              maintaining prospects for capital
                                              appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --         Capital appreciation, with income as a
      Class 4                                 secondary goal.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Seeks long-term capital appreciation with
      Class 4                                 preservation of capital as an important
                                              consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --       Seeks long-term total return.
      Class 4

------------------------------------------------------------------------------------------------------------------------------------

                                                              INVESTMENT
FUNDING OPTION                                            ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --          BlackRock Advisors, LLC
      Class III


------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.        BlackRock Advisors, LLC
      Fund -- Class III


------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   FVIT American Funds(R) Managed Risk        Forethought Investment Advisors, LLC
      Portfolio -- Class II (2)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Balanced Managed Risk                 Forethought Investment Advisors, LLC
      Portfolio -- Class II (2)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT BlackRock Global Allocation           Forethought Investment Advisors, LLC
      Managed Risk Portfolio -- Class II (2)  Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Franklin Dividend and Income          Forethought Investment Advisors, LLC
      Managed Risk Portfolio -- Class II (2)  Sub-advised by Franklin Advisory Services,
                                              LLC and Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Goldman Sachs Dynamic Trends          Forethought Investment Advisors, LLC
      Allocation Portfolio -- Class II (2)    Sub-advised by Goldman Sachs Asset
                                              Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Growth Managed Risk Portfolio --      Forethought Investment Advisors, LLC
      Class II (2)                            Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Moderate Growth Managed Risk          Forethought Investment Advisors, LLC
      Portfolio -- Class II (2)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT PIMCO Tactical Allocation             Forethought Investment Advisors, LLC
      Portfolio -- Class II (2)               Sub-advised by Pacific Investment
                                              Management Company LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Select Advisor Managed Risk           Forethought Investment Advisors, LLC
      Portfolio -- Class II (2)               Sub-advised by Milliman Financial Risk
                                              Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   FVIT Wellington Research Managed Risk      Forethought Investment Advisors, LLC
      Portfolio -- Class II (2,3)             Sub-advised by Milliman Financial Risk
                                              Management LLC and Wellington
                                              Management Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Franklin Advisers, Inc.



------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --         Franklin Mutual Advisers, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Franklin Advisory Services, LLC
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --       Franklin Advisory Services, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------

APP C-3


--------------------------------------------------------------------------

                                                              INVESTMENT                                    INVESTMENT
FUNDING OPTION                                             OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income VIP Fund --     Seeks a high level of current income, with     Franklin Advisers, Inc.
      Class 4                                capital appreciation over the long term as a
                                             secondary goal.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign VIP Fund -- Class 4     Seeks long-term capital growth.                Templeton Investment Counsel, LLC

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --         Seeks high current income, consistent with     Franklin Advisers, Inc.
      Class 4                                preservation of capital, with capital
                                             appreciation as a secondary consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Growth VIP Fund -- Class 4      Seeks long-term capital growth.                Templeton Global Advisors Limited

------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Global Trends Allocation    Seeks total return while seeking to provide    Goldman Sachs Asset Management, L.P.
      Fund -- Service Shares (4)             volatility management.

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Multi-Strategy              Seeks long-term growth of capital.             Goldman Sachs Asset Management, L.P.
      Alternatives Portfolio -- Advisor
      Shares (5)

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Strategic Income            Seeks total return comprised of income         Goldman Sachs Asset Management, L.P.
      Fund -- Advisor Shares                 and capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities HLS         Seeks capital appreciation.                    Hartford Funds Management Company,
      Fund -- Class IB (6)                                                                  LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS         Seeks growth of capital.                       Hartford Funds Management Company,
      Fund -- Class IB                                                                      LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS          Seeks a high level of current income           Hartford Funds Management Company,
      Fund -- Class IB                       consistent with growth of capital.             LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford High Yield HLS Fund --           Seeks to provide high current income, and      Hartford Funds Management Company,
      Class IB                               long-term total return.                        LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford International Opportunities      Seeks long-term growth of capital.             Hartford Funds Management Company,
      HLS Fund -- Class IB                                                                  LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS            Seeks a competitive total return, with         Hartford Funds Management Company,
      Fund -- Class IB                       income as a secondary objective.               LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Value HLS Fund -- Class IB       Seeks long-term total return.                  Hartford Funds Management Company,
                                                                                            LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IB (7)      Seeks to provide investment results which      Hartford Investment Management
                                             approximate the price and yield                Company
                                             performance of publicly traded common
                                             stocks in the aggregate.

------------------------------------------------------------------------------------------------------------------------------------

APP C-4


--------------------------------------------------------------------------

                                                             INVESTMENT                                       INVESTMENT
FUNDING OPTION                                            OBJECTIVE SUMMARY                               ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Portfolio Diversifier           Seeks to produce investment performance         Hartford Investment Management
      Fund -- Class IB (8)                   that mitigates against significant declines in  Company
                                             the aggregate value of investment
                                             allocations to equity mutual funds under
                                             certain variable annuity contracts, while
                                             also preserving the potential for modest
                                             appreciation in the Fund's net asset value
                                             when markets are appreciating.

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Bond Debenture Portfolio -- Class VC      Seeks high current income and the               Lord, Abbett & Co. LLC
                                             opportunity for capital appreciation to
                                             produce a high total return.

------------------------------------------------------------------------------------------------------------------------------------
   Fundamental Equity Portfolio --           Seeks long-term growth of capital and           Lord, Abbett & Co. LLC
      Class VC                               income without excessive fluctuations in
                                             market value.

------------------------------------------------------------------------------------------------------------------------------------
   Growth Opportunities Portfolio --         Seeks capital appreciation.                     Lord, Abbett & Co. LLC
      Class VC

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Series -- Service Class     Seeks capital appreciation.                     MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Investors Trust Series -- Service  Seeks capital appreciation.                     MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Series -- Service    Seeks capital appreciation.                     MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Series -- Service Class      Seeks capital appreciation.                     MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST II
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Portfolio --   Seeks capital appreciation.                     MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Balanced ETF         Seeks to provide income and capital             ValMark Advisers, Inc.
      Portfolio -- Class 3                   appreciation with less volatility than the      Sub-advised by Milliman Financial Risk
                                             fixed income and equity markets as a            Management LLC
                                             whole.

------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Growth ETF           Seeks capital appreciation with less            ValMark Advisers, Inc.
      Portfolio -- Class 3                   volatility than the equity markets as a         Sub-advised by Milliman Financial Risk
                                             whole.                                          Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Moderate             Seeks capital appreciation with less            ValMark Advisers, Inc.
      Growth ETF Portfolio -- Class 3        volatility than the equity markets as a         Sub-advised by Milliman Financial Risk
                                             whole.                                          Management LLC

------------------------------------------------------------------------------------------------------------------------------------
PIMCO EQUITY SERIES VIT
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO EqS Pathfinder Portfolio(R) --      Seeks capital appreciation.                     PIMCO
      Advisor Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO All Asset Portfolio -- Advisor      Seeks maximum real return, consistent           PIMCO
      Class                                  with preservation of real capital and           Sub-advised by Research Affiliates, LLC
                                             prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Portfolio --           Seeks maximum total return, consistent          PIMCO
      Advisor Class                          with preservation of capital and prudent
                                             investment management.

------------------------------------------------------------------------------------------------------------------------------------

APP C-5


--------------------------------------------------------------------------

                                                               INVESTMENT                                     INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Equity Income Fund --             Seeks capital growth and current income.      Putnam Investment Management, LLC
      Class IB

----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Income Fund -- Class IB           Seeks high current income consistent with     Putnam Investment Management, LLC
                                               what Putnam Investment Management,
                                               LLC believes to be prudent risk.

----------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Voyager Fund -- Class IB          Seeks capital appreciation.                   Putnam Investment Management, LLC

----------------------------------------------------------------------------------------------------------------------------------


THE HUNTINGTON FUNDS
--------------------------------------------------------------------------------



   Huntington VA Dividend Capture        Seeks total return with dividend income as  Huntington Asset Advisors, Inc
     Fund (9)                            an important component of that return.

-------------------------------------------------------------------------------------------------------------------
   Huntington VA Situs Fund (10)         Seeks long-term capital appreciation.       Huntington Asset Advisors, Inc

-------------------------------------------------------------------------------------------------------------------



(1) Effective March 6, 2015, assets of the Huntington VA International Equity Fund were liquidated and invested in the Invesco V.I. Money Market Fund.



(2)  This Fund employs a managed volatility strategy.



(3) Name change effective April 30, 2015. Formerly known as FVIT WMC Research Managed Risk Portfolio.



(4) Name change effective April 29, 2015. Formerly known as Goldman Sachs Global Markets Navigator Fund.



(5) Effective May 1, 2015, the Goldman Sachs Multi-Strategy Alternatives Portfolio is closed to new and subsequent Premium Payments and transfers of Contract Value.



(6) Effective June 20, 2014, the Hartford Growth HLS Fund merged into the Hartford Growth Opporunities HLS Fund.



(7) Effective October 20, 2014, the Hartford Index HLS Fund was reorganized into the HIMCO VIT Index Fund.



(8) Effective October 20, 2014, the Hartford Portfolio Diversifier HLS Fund was reorganized into the HIMCO VIT Portfolio Diversifier Fund.



(9) Effective June 20, 2014, the Huntington VA Income Equity Fund merged into the Huntington VA Dividend Capture Fund.



(10) Effective June 20, 2014, the Huntington VA Mid Corp America Fund merged into the Huntington VA Situs Fund.

APP D-1


--------------------------------------------------------------------------


APPENDIX D -- OPTIONAL RIDER INVESTMENT RESTRICTIONS

          ANNUAL LOCK INCOME BENEFIT AND DAILY LOCK INCOME BENEFIT

                      ELECTED BEFORE NOVEMBER 18, 2013

If you elected Annual Lock Income Benefit or Daily Lock Income Benefit, you must allocate your Contract Value to one or more of the approved individual Sub-Accounts or to one of the Personal Protection Portfolio listed below. Personal Protection Portfolios are rebalanced monthly.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund FVIT American Funds(R) Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio


FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio


FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio

TOPS(TM) Managed Risk Balanced ETF Portfolio
TOPS(TM) Managed Risk Growth ETF Portfolio
TOPS(TM) Managed Risk Moderate Growth ETF Portfolio

IF YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT OR ANNUAL LOCK INCOME BENEFIT AND CHOOSE NOT TO INVEST IN THE PERSONAL PROTECTION PORTFOLIOS, YOU MUST ALLOCATE 100% OF CONTRACT VALUE TO ANY COMBINATION OF THESE APPROVED SUB-ACCOUNTS. AN APPROVED SUB-ACCOUNT CANNOT BE COMBINED WITH PERSONAL PROTECTION PORTFOLIOS
(PPP). ONCE INVESTED IN A PPP MODEL, YOU MAY TRANSFER THE FULL AMOUNT INVESTED TO ANY OF THESE APPROVED SUB-ACCOUNT, HOWEVER, TRANSFERS BACK TO A PPP MODEL WILL NOT BE PERMITTED AS YOU CANNOT TRANSFER ASSETS TO A PPP MODEL ONCE INVESTED IN THESE APPROVED SUB-ACCOUNTS.

                       PERSONAL PROTECTION PORTFOLIOS

AMERICAN PORTFOLIO


                   HIMCO VIT Portfolio Diversifier Fund                                             50%
                   -------------------------------------------------------------------------------------
                   American Funds Growth Fund                                                       20%
                   -------------------------------------------------------------------------------------
                   American Funds Growth-Income Fund                                                20%
                   -------------------------------------------------------------------------------------
                   American Funds International Fund                                                10%
                   -------------------------------------------------------------------------------------
                   TOTAL                                                                           100%
                   -------------------------------------------------------------------------------------


BALANCED PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                 50%
                    -----------------------------------------------------------------------------------------
                    BlackRock Equity Dividend V.I. Fund                                                  15%
                    -----------------------------------------------------------------------------------------
                    PIMCO EqS Pathfinder Portfolio                                                       15%
                    -----------------------------------------------------------------------------------------
                    BlackRock Capital Appreciation V.I. Fund                                             10%
                    -----------------------------------------------------------------------------------------
                    MFS(R) Growth Series                                                                 10%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------


BALANCED PLUS PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                 50%
                    ------------------------------------------------------------------------------------------
                    MFS(R) Value Series                                                                  20%
                    ------------------------------------------------------------------------------------------
                    American Century VP Growth Fund                                                      15%
                    ------------------------------------------------------------------------------------------
                    American Century VP Mid Cap Value Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------

APP D-2


--------------------------------------------------------------------------

FRANKLIN PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                50%
                    ----------------------------------------------------------------------------------------
                    Franklin Mutual Shares VIP Fund                                                     20%
                    ----------------------------------------------------------------------------------------
                    Templeton Growth VIP Fund                                                           15%
                    ----------------------------------------------------------------------------------------
                    Franklin Rising Dividends VIP Fund                                                  10%
                    ----------------------------------------------------------------------------------------
                    Franklin Small Cap Value VIP Fund                                                    5%
                    ----------------------------------------------------------------------------------------
                    TOTAL                                                                              100%
                    ----------------------------------------------------------------------------------------


GROWTH PLUS PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                 50%
                    -----------------------------------------------------------------------------------------
                    Lord Abbett Fundamental Equity Portfolio                                             15%
                    -----------------------------------------------------------------------------------------
                    American Funds Growth Fund                                                           10%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                               10%
                    -----------------------------------------------------------------------------------------
                    Putnam VT Voyager Fund                                                               10%
                    -----------------------------------------------------------------------------------------
                    MFS(R) New Discovery Series                                                           5%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------


HARTFORD PORTFOLIO


                   HIMCO VIT Portfolio Diversifier Fund                                               50%
                   ---------------------------------------------------------------------------------------
                   Hartford Capital Appreciation HLS Fund                                             20%
                   ---------------------------------------------------------------------------------------
                   Hartford Dividend and Growth HLS Fund                                              20%
                   ---------------------------------------------------------------------------------------
                   Hartford International Opportunities HLS Fund                                      10%
                   ---------------------------------------------------------------------------------------
                   TOTAL                                                                             100%
                   ---------------------------------------------------------------------------------------


HUNTINGTON WORLD CLASS DIVERSIFIER PORTFOLIO


                   HIMCO VIT Portfolio Diversifier Fund                                              50%
                   ---------------------------------------------------------------------------------------
                   Huntington VA Dividend Capture Fund                                               40%
                   ---------------------------------------------------------------------------------------
                   Invesco V.I. Money Market Fund (1)                                                10%
                   ---------------------------------------------------------------------------------------
                   TOTAL                                                                            100%
                   ---------------------------------------------------------------------------------------

INDEX PORTFOLIO


                   HIMCO VIT Portfolio Diversifier Fund                                             50%
                   -------------------------------------------------------------------------------------
                   HIMCO VIT Index Fund                                                             50%
                   -------------------------------------------------------------------------------------
                   TOTAL                                                                           100%
                   -------------------------------------------------------------------------------------


VALUE PLUS PORTFOLIO


                    HIMCO VIT Portfolio Diversifier Fund                                                  50%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Core Equity Fund                                                         15%
                    ------------------------------------------------------------------------------------------
                    Hartford Value HLS Fund                                                               10%
                    ------------------------------------------------------------------------------------------
                    Putnam VT Equity Income Fund                                                          10%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            10%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Small Cap Equity Fund                                                     5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                                100%
                    ------------------------------------------------------------------------------------------



(1) Effective March 6, 2015, assets of the Huntington VA International Equity Fund were liquidated and invested in the Invesco V.I. Money Market Fund.

APP D-3


--------------------------------------------------------------------------
              MAXIMUM ANNIVERSARY VALUE AND MAXIMUM DAILY VALUE

                      ELECTED BEFORE NOVEMBER 18, 2013

If you elected Maximum Anniversary Value or Maximum Daily Value, you may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. Portfolio Planner Asset Allocation and Investment Strategy models are rebalanced quarterly.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund BlackRock Global Allocation V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
FVIT American Funds(R) Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio


FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio


FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio

Hartford Total Return Bond HLS Fund
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Money Market Fund
PIMCO All Asset Portfolio
PIMCO Total Return Portfolio
Putnam VT Income Fund
TOPS(TM) Managed Risk Balanced ETF Portfolio
TOPS(TM) Managed Risk Growth ETF Portfolio
TOPS(TM) Managed Risk Moderate Growth ETF Portfolio

                PORTFOLIO PLANNER ASSET ALLOCATION(SM) MODELS

                     (ELECTED ON OR ABOUT MAY 16, 2014)


SUB-ACCOUNT                                                                                BALANCED   MODERATE GROWTH   GROWTH
------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                                                     7%            8%            9%
------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund                                                                 5%            5%            5%
------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund                                                              0%            2%            2%
------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income VIP Fund                                                             4%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                                                          6%            7%            8%
------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                                                  0%            0%            4%
------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund                                                           11%            9%            6%
------------------------------------------------------------------------------------------------------------------------------
Huntington VA Dividend Capture Fund                                                           12%           14%           16%
------------------------------------------------------------------------------------------------------------------------------
Huntington VA Situs Fund                                                                       5%            6%            6%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund                                                         3%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund (1)                                                            19%           18%           17%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund                                                             3%            2%            3%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                                                     0%            0%            2%
------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value Portfolio                                                           3%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                                                                  3%            3%            3%
------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                                                  12%            8%            5%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond VIP Fund                                                                 7%            6%            5%
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                        100%          100%          100%
------------------------------------------------------------------------------------------------------------------------------



(1) Effective March 6, 2015, assets of the Huntington VA International Equity Fund were liquidated and invested in the Invesco V.I. Money Market
      Fund.

APP D-4


--------------------------------------------------------------------------


                         INVESTMENT STRATEGY MODELS

GROWTH STRATEGY

                   American Century VP Growth Fund                                                25%
                   -----------------------------------------------------------------------------------
                   MFS(R) Growth Series                                                           25%
                   -----------------------------------------------------------------------------------
                   Putnam VT Equity Income Fund                                                   20%
                   -----------------------------------------------------------------------------------
                   Hartford Total Return Bond HLS Fund                                            15%
                   -----------------------------------------------------------------------------------
                   Lord Abbett Bond Debenture Portfolio                                           15%
                   -----------------------------------------------------------------------------------
                   TOTAL                                                                         100%
                   -----------------------------------------------------------------------------------

HUNTINGTON WORLD CLASS GROWTH STRATEGY


                   American Funds Global Growth and Income Fund                                      15%
                   ---------------------------------------------------------------------------------------
                   Franklin Income VIP Fund                                                          15%
                   ---------------------------------------------------------------------------------------
                   Huntington VA Dividend Capture Fund                                               15%
                   ---------------------------------------------------------------------------------------
                   Huntington VA Situs Fund                                                          15%
                   ---------------------------------------------------------------------------------------
                   Invesco V.I. Money Market Fund (1)                                                15%
                   ---------------------------------------------------------------------------------------
                   PIMCO Total Return Portfolio                                                      25%
                   ---------------------------------------------------------------------------------------
                   TOTAL                                                                            100%
                   ---------------------------------------------------------------------------------------


INTERNATIONAL STRATEGY

                    PIMCO Total Return Portfolio                                                         30%
                    -----------------------------------------------------------------------------------------
                    American Funds Global Growth and Income Fund                                         25%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. Core Equity Fund                                                        25%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                               20%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------

VALUE STRATEGY


                    Putnam VT Income Fund                                                               30%
                    -----------------------------------------------------------------------------------------
                    BlackRock Equity Dividend V.I. Fund                                                 25%
                    -----------------------------------------------------------------------------------------
                    Franklin Mutual Shares VIP Fund                                                     25%
                    -----------------------------------------------------------------------------------------
                    MFS(R) International Value Portfolio                                                20%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                              100%
                    -----------------------------------------------------------------------------------------




(1) Effective March 6, 2015, assets of the Huntington VA International Equity Fund were liquidated and invested in the Invesco V.I. Money Market Fund.

APP D-5


--------------------------------------------------------------------------


  ANNUAL LOCK INCOME BENEFIT, DAILY LOCK INCOME BENEFIT, MAXIMUM ANNIVERSARY
                        VALUE AND MAXIMUM DAILY VALUE

                    ELECTED ON OR AFTER NOVEMBER 18, 2013

If you elected Annual Lock Income Benefit, Daily Lock Income Benefit, Maximum Anniversary Value or Maximum Daily Value you must allocate your Contract Value to one or more of the approved individual Sub-Accounts below.


                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund FVIT American Funds(R) Managed Risk Portfolio
FVIT Balanced Managed Risk Portfolio
FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio


FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio


FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio

TOPS(TM) Managed Risk Balanced ETF Portfolio

TOPS(TM) Managed Risk Growth ETF Portfolio

TOPS(TM) Managed Risk Moderate Growth ETF Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:

          Forethought Life Insurance Company
          Annuity Service Center
          P.O. Box 758507
          Topeka, Kansas 66675-8507

Please send a Statement of Additional Information to me at the following address:




----------------------------------------------------------------------
                                    Name



----------------------------------------------------------------------
                                   Address



----------------------------------------------------------------------
   City/State                                         Zip Code

Contract Name
Issue Date

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                     FORETHOUGHT LIFE INSURANCE COMPANY
                             300 N. MERIDIAN ST.
                                 SUITE 1800
                           INDIANAPOLIS, IN 46204
                               1-866-645-2449

                 HUNTINGTON FORERETIREMENT VARIABLE ANNUITY

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.

Dated: May 1, 2015

TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                               2
-----------------------------------------------------------------------------------------------------------------------------------
     Safekeeping of Assets                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Independent Registered Public Accounting Firm                                                                                2
-----------------------------------------------------------------------------------------------------------------------------------
     Non-Participating                                                                                                            2
-----------------------------------------------------------------------------------------------------------------------------------
     Misstatement of Age or Sex                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Principal Underwriter                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Payments to Financial Intermediaries                                                                              2
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return for all Sub-Accounts                                                                                            3
-----------------------------------------------------------------------------------------------------------------------------------
     Yield for Sub-Accounts                                                                                                       3
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Sub-Accounts                                                                                                    3
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Materials                                                                                                         4
-----------------------------------------------------------------------------------------------------------------------------------
     Performance Comparisons                                                                                                      4
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                                             F1
-----------------------------------------------------------------------------------------------------------------------------------

2


--------------------------------------------------------------------------

GENERAL INFORMATION


SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2014 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1000 Louisiana Street, Suite 5800, Houston, TX 77002.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


The Contracts, which are offered continuously, are distributed by Forethought Distributors, LLC. Forethought Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Forethought Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Forethought Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.



Forethought currently pays Forethought Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to Forethought Distributors, LLC in its role as Principal Underwriter has been 2014: $72,334,196.86 and 2013:
$31,345,583.23.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2014 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: AIG Advisor Group, Inc.; American Prosperity Group; Arvest Asset Management; Broker Dealer Financial Services Corp; Cambridge Investment Research, Inc.; Centaurus Financial, Inc.; Commerce Brokerage Services; Commonwealth Financial Network; Fifth Third Bank; Fifth Third Securities; First Citizens Investor Services; FSC Securities Corporation; FTB Advisors Inc.; Geneos Wealth Management, Inc.; HD Vest Investment Services; Independent Financial Group; Janney Montgomery Scott LLC; JJB Hilliard, WL Lyons LLC; JW Cole Financial; Key Investment Services; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney LLC; Packerland Brokerage Services; Parkland Securities; People's Securities; Questar Capital Corp; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; Robert W Baird & Co Inc.; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America; Sigma Financial Corp; SunTrust Bank; TFS Securities Inc.; Transamerica Financial Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; United Capital Management of Kansas; U.S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; Woodbury Financial Services; WRP Investments, Inc.; Wunderlich Securities.




PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

3


--------------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties).


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

                       YIELD = 2[ (a - b +1)^(6) - 1].
                                   _____
                                    cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4


--------------------------------------------------------------------------
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

FORETHOUGHT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2014

WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  FINANCIAL STATEMENTS
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                  CONTENTS

Report of Independent Registered Public Accounting Firm....................................................................     SA-3

Audited Financial Statements

Statements of Net Assets...................................................................................................     SA-4

Statements of Operations...................................................................................................    SA-19

Statements of Changes in Net Assets........................................................................................    SA-34

Notes to Financial Statements..............................................................................................    SA-62

   1. Organization and Significant Accounting Policies.....................................................................    SA-62

   2. Variable Annuity Contract Charges....................................................................................    SA-68

   3. Summary of Unit Transactions.........................................................................................    SA-69

   4. Financial Highlights.................................................................................................    SA-71

   5. Subsequent Events....................................................................................................    SA-76



--------------------------------------------------------------------------------
                                    SA-2

[PWC_K_LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  TO THE BOARD OF DIRECTORS OF FORETHOUGHT LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF
  FORETHOUGHT LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT A:
--------------------------------------------------------------------------------


In our opinion, the accompanying statements of net assets, including the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 1 of the Forethought Life Insurance Company Separate Account A (the "Company") at December 31, 2014, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the management of the Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.


[PRICEWATER_COOPER_LLP_K_SIG]

April 8, 2015

PricewaterhouseCoopers LLP, 1000 Louisiana Street,
Suite 5800, Houston, TX 77002
T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us



--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                           AMERICAN CENTURY VP       AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                               GROWTH FUND              MID CAP VALUE            VALUE FUND
                                        ------------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             2,932,287  $             1,368,132  $               976,779
   Investment income receivable.......                        --                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Net assets.........................                 2,932,287                1,368,132                  976,779
                                        ========================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     1,796                    4,339                    2,110
   ForeRetirement L-Share.............                   133,125                   36,522                   20,333
   ForeRetirement B-Share.............                    59,935                   24,838                   26,920
   ForeRetirement II C-Share..........                        --                    3,816                       --
   ForeRetirement II L-Share..........                     1,277                    4,481                    4,459
   ForeRetirement II B-Share..........                    24,714                   31,721                   23,028
   ForeRetirement Foundation C-Share..                        --                       --                       --
   ForeRetirement Foundation L-Share..                        --                       --                       --
   ForeRetirement Foundation B-Share..                        --                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Total units........................                   220,847                  105,717                   76,850
                                        ========================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 13.38  $                 13.86  $                 13.56
   ForeRetirement L-Share.............   $                 13.52  $                 14.01  $                 13.70
   ForeRetirement B-Share.............   $                 13.61  $                 14.10  $                 13.79
   ForeRetirement II C-Share..........   $                 10.86  $                 11.09  $                 10.78
   ForeRetirement II L-Share..........   $                 10.90  $                 11.13  $                 10.82
   ForeRetirement II B-Share..........   $                 10.93  $                 11.16  $                 10.85
   ForeRetirement Foundation C-Share..   $                 10.86  $                 11.09  $                 10.78
   ForeRetirement Foundation L-Share..   $                 10.90  $                 11.13  $                 10.82
   ForeRetirement Foundation B-Share..   $                 10.91  $                 11.13  $                 10.83

Mutual funds, at cost.................   $             2,838,476  $             1,253,392  $               870,960
Mutual fund shares....................                   225,561                   68,924                  103,692

                                             AMERICAN FUNDS
                                            GLOBAL GROWTH AND          AMERICAN FUNDS
                                               INCOME FUND               GROWTH FUND
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             1,316,337  $             6,162,299
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................                 1,316,337                6,162,299
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     2,001                    7,739
   ForeRetirement L-Share.............                    11,387                  192,508
   ForeRetirement B-Share.............                    46,261                  186,268
   ForeRetirement II C-Share..........                       484                    4,945
   ForeRetirement II L-Share..........                    12,038                   32,506
   ForeRetirement II B-Share..........                    44,355                   57,649
   ForeRetirement Foundation C-Share..                        --                       --
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                        --                       --
                                        ------------------------  -----------------------
   Total units........................                   116,526                  481,615
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 12.12  $                 13.12
   ForeRetirement L-Share.............   $                 12.25  $                 13.25
   ForeRetirement B-Share.............   $                 12.33  $                 13.34
   ForeRetirement II C-Share..........   $                 10.17  $                 10.71
   ForeRetirement II L-Share..........   $                 10.21  $                 10.75
   ForeRetirement II B-Share..........   $                 10.24  $                 10.78
   ForeRetirement Foundation C-Share..   $                 10.17  $                 10.71
   ForeRetirement Foundation L-Share..   $                 10.21  $                 10.75
   ForeRetirement Foundation B-Share..   $                 10.22  $                 10.76

Mutual funds, at cost.................   $             1,303,337  $             5,745,271
Mutual fund shares....................                   103,567                   77,280


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                              AMERICAN FUNDS
                                            AMERICAN FUNDS            AMERICAN FUNDS        MANAGED RISK ASSET
                                          GROWTH-INCOME FUND        INTERNATIONAL FUND        ALLOCATION FUND
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             4,993,263  $             2,219,540  $           488,643,425
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                4,993,263                2,219,540              488,643,425
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    6,660                    2,620                  336,352
   ForeRetirement L-Share.............                  141,935                   96,155               14,021,595
   ForeRetirement B-Share.............                  117,298                   88,382               11,290,720
   ForeRetirement II C-Share..........                    5,928                       --                  127,586
   ForeRetirement II L-Share..........                   42,531                    6,347                8,972,244
   ForeRetirement II B-Share..........                   72,345                    5,813                8,667,133
   ForeRetirement Foundation C-Share..                       --                       --                    7,681
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                  427,472
                                        -----------------------  -----------------------  -----------------------
   Total units........................                  386,697                  199,317               43,850,783
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 13.71  $                 11.09  $                 11.64
   ForeRetirement L-Share.............  $                 13.85  $                 11.20  $                 11.76
   ForeRetirement B-Share.............  $                 13.94  $                 11.28  $                 11.84
   ForeRetirement II C-Share..........  $                 10.71  $                  9.55  $                 10.17
   ForeRetirement II L-Share..........  $                 10.75  $                  9.58  $                 10.21
   ForeRetirement II B-Share..........  $                 10.78  $                  9.61  $                 10.24
   ForeRetirement Foundation C-Share..  $                 10.71  $                  9.55  $                 10.17
   ForeRetirement Foundation L-Share..  $                 10.75  $                  9.58  $                 10.21
   ForeRetirement Foundation B-Share..  $                 10.76  $                  9.59  $                 10.22

Mutual funds, at cost.................  $             4,677,662  $             2,199,249  $           473,295,168
Mutual fund shares....................                   95,309                  109,715               39,824,240


                                            AMERICAN FUNDS           BLACKROCK CAPITAL
                                            NEW WORLD FUND        APPRECIATION V.I. FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               441,041  $               979,645
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                  441,041                  979,645
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                   11,527                       --
   ForeRetirement L-Share.............                    9,211                   18,639
   ForeRetirement B-Share.............                    8,012                   43,255
   ForeRetirement II C-Share..........                    1,494                    2,400
   ForeRetirement II L-Share..........                    3,286                    2,550
   ForeRetirement II B-Share..........                   12,473                    5,942
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
                                        -----------------------  -----------------------
   Total units........................                   46,003                   72,786
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                  9.74  $                 13.66
   ForeRetirement L-Share.............  $                  9.85  $                 13.80
   ForeRetirement B-Share.............  $                  9.91  $                 13.89
   ForeRetirement II C-Share..........  $                  9.14  $                 11.10
   ForeRetirement II L-Share..........  $                  9.18  $                 11.14
   ForeRetirement II B-Share..........  $                  9.20  $                 11.18
   ForeRetirement Foundation C-Share..  $                  9.14  $                 11.10
   ForeRetirement Foundation L-Share..  $                  9.18  $                 11.14
   ForeRetirement Foundation B-Share..  $                  9.18  $                 11.15

Mutual funds, at cost.................  $               502,494  $             1,050,943
Mutual fund shares....................                   21,451                  109,335


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                           BLACKROCK EQUITY          BLACKROCK GLOBAL      BLACKROCK HIGH YIELD
                                          DIVIDEND V.I. FUND       ALLOCATION V.I. FUND          V.I. FUND
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,537,531  $             2,974,296  $             1,139,945
   Investment income receivable.......                       --                       --                    4,927
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                1,537,531                2,974,296                1,144,872
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                   61,507                    5,791
   ForeRetirement L-Share.............                   32,271                   42,020                   24,442
   ForeRetirement B-Share.............                   84,197                   90,067                   28,238
   ForeRetirement II C-Share..........                       --                    1,209                    4,474
   ForeRetirement II L-Share..........                    2,319                   65,284                    2,026
   ForeRetirement II B-Share..........                    2,034                   14,507                   45,319
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                  120,821                  274,594                  110,290
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 12.61  $                 11.05  $                 10.70
   ForeRetirement L-Share.............  $                 12.74  $                 11.17  $                 10.82
   ForeRetirement B-Share.............  $                 12.83  $                 11.24  $                 10.89
   ForeRetirement II C-Share..........  $                 10.62  $                  9.99  $                  9.80
   ForeRetirement II L-Share..........  $                 10.65  $                 10.02  $                  9.84
   ForeRetirement II B-Share..........  $                 10.69  $                 10.05  $                  9.87
   ForeRetirement Foundation C-Share..  $                 10.62  $                  9.99  $                  9.80
   ForeRetirement Foundation L-Share..  $                 10.65  $                 10.02  $                  9.84
   ForeRetirement Foundation B-Share..  $                 10.66  $                 10.03  $                  9.85

Mutual funds, at cost.................  $             1,459,985  $             3,232,771  $             1,175,544
Mutual fund shares....................                  141,187                  209,901                  153,425

                                            BLACKROCK U.S.          FVIT AMERICAN FUNDS
                                            GOVERNMENT BOND            MANAGED RISK
                                               V.I. FUND                 PORTFOLIO
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               116,790  $           116,516,202
   Investment income receivable.......                      196                       --
                                        -----------------------  -----------------------
   Net assets.........................                  116,986              116,516,202
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    5,408                   37,015
   ForeRetirement L-Share.............                    1,279                1,918,148
   ForeRetirement B-Share.............                      931                1,842,363
   ForeRetirement II C-Share..........                    1,490                   62,423
   ForeRetirement II L-Share..........                    2,535                2,997,162
   ForeRetirement II B-Share..........                       --                4,069,826
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                  163,750
                                        -----------------------  -----------------------
   Total units........................                   11,643               11,090,687
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                  9.95  $                 10.62
   ForeRetirement L-Share.............  $                 10.05  $                 10.68
   ForeRetirement B-Share.............  $                 10.12  $                 10.73
   ForeRetirement II C-Share..........  $                 10.15  $                 10.35
   ForeRetirement II L-Share..........  $                 10.18  $                 10.39
   ForeRetirement II B-Share..........  $                 10.21  $                 10.42
   ForeRetirement Foundation C-Share..  $                 10.15  $                 10.35
   ForeRetirement Foundation L-Share..  $                 10.18  $                 10.39
   ForeRetirement Foundation B-Share..  $                 10.19  $                 10.39

Mutual funds, at cost.................  $               114,616  $           114,138,912
Mutual fund shares....................                   11,241               10,728,932


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                     FVIT BLACKROCK            FVIT FRANKLIN
                                              FVIT BALANCED         GLOBAL ALLOCATION       DIVIDEND AND INCOME
                                              MANAGED RISK            MANAGED RISK             MANAGED RISK
                                              PORTFOLIO (c)             PORTFOLIO              PORTFOLIO (a)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $            47,382,535  $           176,429,891  $            87,644,222
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................               47,382,535              176,429,891               87,644,222
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    3,691                   20,609                   24,868
   ForeRetirement L-Share.............                  509,414                3,362,030                  206,702
   ForeRetirement B-Share.............                  420,040                2,791,986                  170,206
   ForeRetirement II C-Share..........                   34,844                   65,037                  141,199
   ForeRetirement II L-Share..........                1,586,177                5,485,008                3,777,384
   ForeRetirement II B-Share..........                1,926,890                5,746,634                3,781,468
   ForeRetirement Foundation C-Share..                       --                    9,053                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                   60,888                  142,953                  265,030
                                        -----------------------  -----------------------  -----------------------
   Total units........................                4,541,944               17,623,310                8,366,857
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.56  $                 10.00  $                 10.42
   ForeRetirement L-Share.............  $                 10.63  $                 10.07  $                 10.46
   ForeRetirement B-Share.............  $                 10.67  $                 10.11  $                 10.48
   ForeRetirement II C-Share..........  $                 10.32  $                  9.92  $                 10.42
   ForeRetirement II L-Share..........  $                 10.36  $                  9.96  $                 10.46
   ForeRetirement II B-Share..........  $                 10.39  $                  9.99  $                 10.49
   ForeRetirement Foundation C-Share..  $                 10.32  $                  9.92  $                 10.42
   ForeRetirement Foundation L-Share..  $                 10.36  $                  9.96  $                 10.46
   ForeRetirement Foundation B-Share..  $                 10.37  $                  9.96  $                 10.47

Mutual funds, at cost.................  $            46,348,982  $           177,533,372  $            85,758,483
Mutual fund shares....................                4,379,162               17,179,152                8,323,288


                                              FVIT GROWTH             FVIT MODERATE
                                             MANAGED RISK          GROWTH MANAGED RISK
                                             PORTFOLIO (a)            PORTFOLIO (a)
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $           260,764,228  $            65,007,747
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................              260,764,228               65,007,747
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    3,492                       --
   ForeRetirement L-Share.............                1,839,109                    2,658
   ForeRetirement B-Share.............                  372,322                   30,556
   ForeRetirement II C-Share..........                  190,316                  105,510
   ForeRetirement II L-Share..........               13,171,496                2,637,179
   ForeRetirement II B-Share..........                9,043,263                3,367,901
   ForeRetirement Foundation C-Share..                   14,881                    5,063
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                  337,401                   71,367
                                        -----------------------  -----------------------
   Total units........................               24,972,280                6,220,234
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.38  $                 10.39
   ForeRetirement L-Share.............  $                 10.42  $                 10.43
   ForeRetirement B-Share.............  $                 10.44  $                 10.45
   ForeRetirement II C-Share..........  $                 10.39  $                 10.40
   ForeRetirement II L-Share..........  $                 10.43  $                 10.43
   ForeRetirement II B-Share..........  $                 10.46  $                 10.47
   ForeRetirement Foundation C-Share..  $                 10.40  $                 10.40
   ForeRetirement Foundation L-Share..  $                 10.43  $                 10.43
   ForeRetirement Foundation B-Share..  $                 10.44  $                 10.44

Mutual funds, at cost.................  $           257,175,841  $            63,824,013
Mutual fund shares....................               24,858,363                6,191,214


(a)   New subaccount. See Note 1.

(c)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                          FVIT SELECT ADVISOR        FVIT WMC RESEARCH
                                             MANAGED RISK              MANAGED RISK         FRANKLIN INCOME VIP
                                               PORTFOLIO                 PORTFOLIO               FUND (c)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $            51,584,258  $            88,946,458  $             1,480,193
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................               51,584,258               88,946,458                1,480,193
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                   33,587                   58,180                    9,832
   ForeRetirement L-Share.............                  963,703                1,911,115                   10,353
   ForeRetirement B-Share.............                1,001,340                  846,591                   52,514
   ForeRetirement II C-Share..........                   14,134                   59,257                    3,129
   ForeRetirement II L-Share..........                1,330,930                2,383,778                   11,203
   ForeRetirement II B-Share..........                1,501,103                2,863,474                   52,360
   ForeRetirement Foundation C-Share..                       --                   18,520                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                   10,112                   96,961                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                4,854,909                8,237,876                  139,391
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.68  $                 10.94  $                 11.24
   ForeRetirement L-Share.............  $                 10.75  $                 11.01  $                 11.36
   ForeRetirement B-Share.............  $                 10.79  $                 11.05  $                 11.43
   ForeRetirement II C-Share..........  $                 10.47  $                 10.63  $                  9.72
   ForeRetirement II L-Share..........  $                 10.51  $                 10.66  $                  9.75
   ForeRetirement II B-Share..........  $                 10.54  $                 10.70  $                  9.78
   ForeRetirement Foundation C-Share..  $                 10.47  $                 10.63  $                  9.72
   ForeRetirement Foundation L-Share..  $                 10.51  $                 10.66  $                  9.75
   ForeRetirement Foundation B-Share..  $                 10.52  $                 10.67  $                  9.76

Mutual funds, at cost.................  $            49,731,254  $            85,723,413  $             1,503,612
Mutual fund shares....................                4,702,303                7,906,352                   90,754

                                            FRANKLIN RISING
                                             DIVIDENDS VIP          FRANKLIN SMALL CAP
                                               FUND (c)             VALUE VIP FUND (c)
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,608,717   $            1,192,656
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                1,608,717                1,192,656
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    5,987                    5,574
   ForeRetirement L-Share.............                   41,252                   34,862
   ForeRetirement B-Share.............                   47,335                   36,843
   ForeRetirement II C-Share..........                    1,344                    1,213
   ForeRetirement II L-Share..........                   15,888                    4,980
   ForeRetirement II B-Share..........                   14,199                   14,573
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                    2,919                       --
                                        -----------------------  -----------------------
   Total units........................                  128,924                   98,045
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 12.95   $                12.56
   ForeRetirement L-Share.............  $                 13.09   $                12.69
   ForeRetirement B-Share.............  $                 13.17   $                12.77
   ForeRetirement II C-Share..........  $                 10.65   $                10.04
   ForeRetirement II L-Share..........  $                 10.69   $                10.07
   ForeRetirement II B-Share..........  $                 10.72   $                10.10
   ForeRetirement Foundation C-Share..  $                 10.65   $                10.04
   ForeRetirement Foundation L-Share..  $                 10.69   $                10.07
   ForeRetirement Foundation B-Share..  $                 10.70   $                10.08

Mutual funds, at cost.................  $             1,474,203   $            1,189,865
Mutual fund shares....................                   55,112                   52,702


(c)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                           FRANKLIN STRATEGIC         MUTUAL SHARES VIP       TEMPLETON FOREIGN
                                           INCOME VIP FUND (c)            FUND (c)           SECURITIES FUND (c)
                                        ------------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             1,146,294  $             2,916,616  $               846,654
   Investment income receivable.......                        --                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Net assets.........................                 1,146,294                2,916,616                  846,654
                                        ========================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     8,295                       --                    3,082
   ForeRetirement L-Share.............                    19,418                  119,383                   55,043
   ForeRetirement B-Share.............                    18,610                   88,318                   23,268
   ForeRetirement II C-Share..........                     2,165                    3,975                       --
   ForeRetirement II L-Share..........                    23,948                    3,151                       --
   ForeRetirement II B-Share..........                    42,001                   17,449                       --
   ForeRetirement Foundation C-Share..                        --                       --                       --
   ForeRetirement Foundation L-Share..                        --                       --                       --
   ForeRetirement Foundation B-Share..                        --                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Total units........................                   114,437                  232,276                   81,393
                                        ========================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 10.12  $                 12.66  $                 10.28
   ForeRetirement L-Share.............   $                 10.23  $                 12.79  $                 10.39
   ForeRetirement B-Share.............   $                 10.30  $                 12.88  $                 10.46
   ForeRetirement II C-Share..........   $                  9.81  $                 10.22  $                  8.64
   ForeRetirement II L-Share..........   $                  9.85  $                 10.25  $                  8.67
   ForeRetirement II B-Share..........   $                  9.88  $                 10.28  $                  8.70
   ForeRetirement Foundation C-Share..   $                  9.81  $                 10.22  $                  8.64
   ForeRetirement Foundation L-Share..   $                  9.85  $                 10.25  $                  8.67
   ForeRetirement Foundation B-Share..   $                  9.86  $                 10.26  $                  8.68

Mutual funds, at cost.................   $             1,186,124  $             2,715,934  $               906,682
Mutual fund shares....................                    97,308                  128,372                   55,848

                                            TEMPLETON GLOBAL
                                             BOND SECURITIES          TEMPLETON GROWTH
                                                FUND (c)             SECURITIES FUND (c)
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             2,717,135  $             1,583,719
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................                 2,717,135                1,583,719
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     8,960                       --
   ForeRetirement L-Share.............                   204,427                   57,444
   ForeRetirement B-Share.............                    28,693                   67,266
   ForeRetirement II C-Share..........                     1,214                    1,826
   ForeRetirement II L-Share..........                     6,932                      959
   ForeRetirement II B-Share..........                    19,886                    7,980
   ForeRetirement Foundation C-Share..                        --                       --
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                        --                       --
                                        ------------------------  -----------------------
   Total units........................                   270,112                  135,475
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                  9.95  $                 11.73
   ForeRetirement L-Share.............   $                 10.06  $                 11.85
   ForeRetirement B-Share.............   $                 10.13  $                 11.93
   ForeRetirement II C-Share..........   $                  9.97  $                  9.30
   ForeRetirement II L-Share..........   $                 10.00  $                  9.34
   ForeRetirement II B-Share..........   $                 10.03  $                  9.37
   ForeRetirement Foundation C-Share..   $                  9.97  $                  9.30
   ForeRetirement Foundation L-Share..   $                 10.00  $                  9.34
   ForeRetirement Foundation B-Share..   $                 10.01  $                  9.34

Mutual funds, at cost.................   $             2,776,130  $             1,551,247
Mutual fund shares....................                   147,831                  107,517


(c)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                      GOLDMAN SACHS
                                          GOLDMAN SACHS GLOBAL       MULTI-STRATEGY             GOLDMAN SACHS
                                            MARKETS NAVIGATOR         ALTERNATIVES            STRATEGIC INCOME
                                                FUND (a)              PORTFOLIO (a)               FUND (a)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $                 3,582  $               193,502  $               416,683
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                    3,582                  193,502                  416,683
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --                       --
   ForeRetirement L-Share.............                       --                       --                       --
   ForeRetirement B-Share.............                       --                    2,218                       --
   ForeRetirement II C-Share..........                       --                       --                       --
   ForeRetirement II L-Share..........                       --                    6,437                       44
   ForeRetirement II B-Share..........                      346                   11,047                   42,177
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                      346                   19,702                   42,221
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.29  $                  9.77  $                  9.81
   ForeRetirement L-Share.............  $                 10.33  $                  9.81  $                  9.85
   ForeRetirement B-Share.............  $                 10.35  $                  9.83  $                  9.87
   ForeRetirement II C-Share..........  $                 10.29  $                  9.77  $                  9.80
   ForeRetirement II L-Share..........  $                 10.33  $                  9.80  $                  9.84
   ForeRetirement II B-Share..........  $                 10.36  $                  9.83  $                  9.87
   ForeRetirement Foundation C-Share..  $                 10.29  $                  9.77  $                  9.80
   ForeRetirement Foundation L-Share..  $                 10.33  $                  9.80  $                  9.84
   ForeRetirement Foundation B-Share..  $                 10.34  $                  9.81  $                  9.85

Mutual funds, at cost.................  $                 3,555  $               200,177  $               427,069
Mutual fund shares....................                      303                   19,765                   43,001


                                           HARTFORD CAPITAL
                                           APPRECIATION HLS        HARTFORD DIVIDEND AND
                                                 FUND                 GROWTH HLS FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,966,352   $            2,183,053
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                1,966,352                2,183,053
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    5,687                    8,520
   ForeRetirement L-Share.............                   25,874                   46,010
   ForeRetirement B-Share.............                   79,455                   85,099
   ForeRetirement II C-Share..........                    3,897                    2,651
   ForeRetirement II L-Share..........                    7,820                      198
   ForeRetirement II B-Share..........                   28,938                   19,961
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
                                        -----------------------  -----------------------
   Total units........................                  151,671                  162,439
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 13.66   $                13.68
   ForeRetirement L-Share.............  $                 13.80   $                13.82
   ForeRetirement B-Share.............  $                 13.90   $                13.91
   ForeRetirement II C-Share..........  $                 10.46   $                10.76
   ForeRetirement II L-Share..........  $                 10.50   $                10.80
   ForeRetirement II B-Share..........  $                 10.53   $                10.83
   ForeRetirement Foundation C-Share..  $                 10.46   $                10.76
   ForeRetirement Foundation L-Share..  $                 10.50   $                10.80
   ForeRetirement Foundation B-Share..  $                 10.50   $                10.81

Mutual funds, at cost.................  $             2,024,324   $            2,151,501
Mutual fund shares....................                   36,280                   82,754


(a)   New subaccount. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                            HARTFORD GROWTH
                                           OPPORTUNITIES HLS        HARTFORD HIGH YIELD     HARTFORD INDEX HLS
                                              FUND (a)(d)                HLS FUND                FUND (d)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               209,642  $               203,491  $             2,599,217
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                  209,642                  203,491                2,599,217
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    5,443                      569                    1,934
   ForeRetirement L-Share.............                   13,100                    3,769                   91,768
   ForeRetirement B-Share.............                       --                    6,080                   91,788
   ForeRetirement II C-Share..........                       --                      754                       --
   ForeRetirement II L-Share..........                       --                    5,852                      490
   ForeRetirement II B-Share..........                       --                    2,876                    1,237
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                   18,543                   19,900                  187,217
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 11.28  $                 10.45  $                 13.72
   ForeRetirement L-Share.............  $                 11.32  $                 10.56  $                 13.87
   ForeRetirement B-Share.............  $                 11.34  $                 10.63  $                 13.96
   ForeRetirement II C-Share..........  $                    --  $                  9.78  $                 10.91
   ForeRetirement II L-Share..........  $                    --  $                  9.81  $                 10.95
   ForeRetirement II B-Share..........  $                    --  $                  9.84  $                 10.98
   ForeRetirement Foundation C-Share..  $                    --  $                  9.78  $                 10.91
   ForeRetirement Foundation L-Share..  $                    --  $                  9.81  $                 10.95
   ForeRetirement Foundation B-Share..  $                    --  $                  9.82  $                 10.95

Mutual funds, at cost.................  $               226,915  $               212,038  $             2,376,314
Mutual fund shares....................                    5,527                   24,458                   63,613

                                        HARTFORD INTERNATIONAL      HARTFORD PORTFOLIO
                                           OPPORTUNITIES HLS          DIVERSIFIER HLS
                                                 FUND                    FUND (d)
                                        -----------------------  ------------------------

ASSETS:
   Mutual funds, at market value......  $               744,933   $            31,608,449
   Investment income receivable.......                       --                        --
                                        -----------------------  ------------------------
   Net assets.........................                  744,933                31,608,449
                                        =======================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    2,213                    43,431
   ForeRetirement L-Share.............                   15,985                 1,736,465
   ForeRetirement B-Share.............                   45,512                 1,865,354
   ForeRetirement II C-Share..........                       --                        --
   ForeRetirement II L-Share..........                    1,221                        --
   ForeRetirement II B-Share..........                    1,936                        --
   ForeRetirement Foundation C-Share..                       --                        --
   ForeRetirement Foundation L-Share..                       --                        --
   ForeRetirement Foundation B-Share..                       --                        --
                                        -----------------------  ------------------------
   Total units........................                   66,867                 3,645,250
                                        =======================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 11.06   $                  8.55
   ForeRetirement L-Share.............  $                 11.17   $                  8.64
   ForeRetirement B-Share.............  $                 11.25   $                  8.70
   ForeRetirement II C-Share..........  $                  9.43   $                    --
   ForeRetirement II L-Share..........  $                  9.47   $                    --
   ForeRetirement II B-Share..........  $                  9.49   $                    --
   ForeRetirement Foundation C-Share..  $                  9.43   $                    --
   ForeRetirement Foundation L-Share..  $                  9.47   $                    --
   ForeRetirement Foundation B-Share..  $                  9.47   $                    --

Mutual funds, at cost.................  $               734,732   $            32,375,629
Mutual fund shares....................                   52,130                 3,996,011


(a)   New subaccount. See Note 1.

(d)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                               HUNTINGTON VA
                                         HARTFORD TOTAL RETURN      HARTFORD VALUE HLS       DIVIDEND CAPTURE
                                             BOND HLS FUND                 FUND                  FUND (d)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,479,950   $              322,606  $               772,695
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                1,479,950                  322,606                  772,695
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    1,486                      378                       --
   ForeRetirement L-Share.............                   61,774                   15,054                       --
   ForeRetirement B-Share.............                   61,471                    4,502                   61,890
   ForeRetirement II C-Share..........                    3,650                       --                       --
   ForeRetirement II L-Share..........                    3,860                      825                       --
   ForeRetirement II B-Share..........                   12,584                    3,945                       --
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                  144,825                   24,704                   61,890
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.09   $                13.43  $                    --
   ForeRetirement L-Share.............  $                 10.19   $                13.57  $                    --
   ForeRetirement B-Share.............  $                 10.26   $                13.66  $                 12.49
   ForeRetirement II C-Share..........  $                 10.12   $                10.79  $                    --
   ForeRetirement II L-Share..........  $                 10.16   $                10.83  $                    --
   ForeRetirement II B-Share..........  $                 10.19   $                10.86  $                    --
   ForeRetirement Foundation C-Share..  $                 10.12   $                10.79  $                    --
   ForeRetirement Foundation L-Share..  $                 10.16   $                10.83  $                    --
   ForeRetirement Foundation B-Share..  $                 10.16   $                10.84  $                    --

Mutual funds, at cost.................  $             1,470,130   $              291,906  $               744,353
Mutual fund shares....................                  128,023                   19,112                   58,850

                                                                      HUNTINGTON VA
                                              HUNTINGTON VA       INTERNATIONAL EQUITY
                                             GROWTH FUND (e)              FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $                   --  $               204,155
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                       --                  204,155
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --
   ForeRetirement L-Share.............                       --                       --
   ForeRetirement B-Share.............                       --                   18,415
   ForeRetirement II C-Share..........                       --                       --
   ForeRetirement II L-Share..........                       --                       --
   ForeRetirement II B-Share..........                       --                       --
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
                                        -----------------------  -----------------------
   Total units........................                       --                   18,415
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                   --  $                    --
   ForeRetirement L-Share.............   $                   --  $                    --
   ForeRetirement B-Share.............   $                   --  $                 11.09
   ForeRetirement II C-Share..........   $                   --  $                    --
   ForeRetirement II L-Share..........   $                   --  $                    --
   ForeRetirement II B-Share..........   $                   --  $                    --
   ForeRetirement Foundation C-Share..   $                   --  $                    --
   ForeRetirement Foundation L-Share..   $                   --  $                    --
   ForeRetirement Foundation B-Share..   $                   --  $                    --

Mutual funds, at cost.................   $                   --  $               204,805
Mutual fund shares....................                       --                   12,946


(d)   Merger. See Note 1.

(e)   Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                             HUNTINGTON VA             HUNTINGTON VA
                                          MORTGAGE SECURITIES        ROTATING MARKETS       HUNTINGTON VA SITUS
                                               FUND (e)                  FUND (e)                FUND (d)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $                    --   $                   --  $                21,906
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                       --                       --                   21,906
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --                       --
   ForeRetirement L-Share.............                       --                       --                       --
   ForeRetirement B-Share.............                       --                       --                    1,831
   ForeRetirement II C-Share..........                       --                       --                       --
   ForeRetirement II L-Share..........                       --                       --                       --
   ForeRetirement II B-Share..........                       --                       --                       --
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                       --                       --                    1,831
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                    --   $                   --  $                    --
   ForeRetirement L-Share.............  $                    --   $                   --  $                    --
   ForeRetirement B-Share.............  $                    --   $                   --  $                 11.97
   ForeRetirement II C-Share..........  $                    --   $                   --  $                    --
   ForeRetirement II L-Share..........  $                    --   $                   --  $                    --
   ForeRetirement II B-Share..........  $                    --   $                   --  $                    --
   ForeRetirement Foundation C-Share..  $                    --   $                   --  $                    --
   ForeRetirement Foundation L-Share..  $                    --   $                   --  $                    --
   ForeRetirement Foundation B-Share..  $                    --   $                   --  $                    --

Mutual funds, at cost.................  $                    --   $                   --  $                22,377
Mutual fund shares....................                       --                       --                      990


                                          INVESCO V.I. BALANCED     INVESCO V.I. CORE
                                          RISK ALLOCATION FUND         EQUITY FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $            1,521,074  $               693,890
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                1,521,074                  693,890
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    9,491                      594
   ForeRetirement L-Share.............                   28,657                   23,491
   ForeRetirement B-Share.............                   29,082                   23,463
   ForeRetirement II C-Share..........                    1,959                    3,827
   ForeRetirement II L-Share..........                    1,955                       --
   ForeRetirement II B-Share..........                   76,632                    3,595
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
                                        -----------------------  -----------------------
   Total units........................                  147,776                   54,970
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                10.25  $                 12.81
   ForeRetirement L-Share.............   $                10.35  $                 12.94
   ForeRetirement B-Share.............   $                10.42  $                 13.03
   ForeRetirement II C-Share..........   $                10.17  $                 10.29
   ForeRetirement II L-Share..........   $                10.20  $                 10.33
   ForeRetirement II B-Share..........   $                10.23  $                 10.36
   ForeRetirement Foundation C-Share..   $                10.17  $                 10.29
   ForeRetirement Foundation L-Share..   $                10.20  $                 10.33
   ForeRetirement Foundation B-Share..   $                10.21  $                 10.34

Mutual funds, at cost.................   $            1,542,144  $               631,980
Mutual fund shares....................                  124,986                   17,116


(d)   Merger. See Note 1.

(e)   Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                              INVESCO V.I.
                                          INTERNATIONAL GROWTH    INVESCO V.I. MID CAP       INVESCO V.I. MONEY
                                                  FUND              CORE EQUITY FUND             MARKET FUND
                                        -----------------------  -----------------------  ------------------------

ASSETS:
   Mutual funds, at market value......  $             2,146,442  $               576,018  $               793,818
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  ------------------------
   Net assets.........................                2,146,442                  576,018                  793,818
                                        =======================  =======================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    7,990                    4,375                       --
   ForeRetirement L-Share.............                   85,770                   12,405                       --
   ForeRetirement B-Share.............                   87,963                   11,886                   78,204
   ForeRetirement II C-Share..........                       --                    1,434                       --
   ForeRetirement II L-Share..........                    1,071                    7,139                       --
   ForeRetirement II B-Share..........                    8,855                   13,222                    2,263
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
                                        -----------------------  -----------------------  ------------------------
   Total units........................                  191,649                   50,461                   80,467
                                        =======================  =======================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 11.13  $                 12.28  $                  9.70
   ForeRetirement L-Share.............  $                 11.25  $                 12.41  $                  9.80
   ForeRetirement B-Share.............  $                 11.32  $                 12.49  $                  9.86
   ForeRetirement II C-Share..........  $                  9.67  $                 10.04  $                  9.89
   ForeRetirement II L-Share..........  $                  9.70  $                 10.07  $                  9.92
   ForeRetirement II B-Share..........  $                  9.73  $                 10.10  $                  9.95
   ForeRetirement Foundation C-Share..  $                  9.67  $                 10.04  $                  9.89
   ForeRetirement Foundation L-Share..  $                  9.70  $                 10.07  $                  9.92
   ForeRetirement Foundation B-Share..  $                  9.71  $                 10.08  $                  9.93

Mutual funds, at cost.................  $             2,063,221  $               616,718  $               793,818
Mutual fund shares....................                   62,360                   41,620                  793,818


                                                                       LORD ABBETT
                                         INVESCO V.I. SMALL CAP      BOND-DEBENTURE
                                               EQUITY FUND              PORTFOLIO
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               741,846  $             1,003,749
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                  741,846                1,003,749
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    5,971                    2,462
   ForeRetirement L-Share.............                   18,712                   20,583
   ForeRetirement B-Share.............                   22,582                   33,070
   ForeRetirement II C-Share..........                    1,374                    6,386
   ForeRetirement II L-Share..........                    2,709                   20,713
   ForeRetirement II B-Share..........                    8,324                   11,709
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
                                        -----------------------  -----------------------
   Total units........................                   59,672                   94,923
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 12.75  $                 10.80
   ForeRetirement L-Share.............  $                 12.89  $                 10.91
   ForeRetirement B-Share.............  $                 12.97  $                 10.99
   ForeRetirement II C-Share..........  $                 10.56  $                  9.99
   ForeRetirement II L-Share..........  $                 10.60  $                 10.03
   ForeRetirement II B-Share..........  $                 10.63  $                 10.06
   ForeRetirement Foundation C-Share..  $                 10.56  $                  9.99
   ForeRetirement Foundation L-Share..  $                 10.60  $                 10.03
   ForeRetirement Foundation B-Share..  $                 10.60  $                 10.03

Mutual funds, at cost.................  $               740,202  $             1,067,949
Mutual fund shares....................                   32,296                   84,420



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                               LORD ABBETT         LORD ABBETT GROWTH
                                           FUNDAMENTAL EQUITY         OPPORTUNITIES
                                                PORTFOLIO               PORTFOLIO             MFS GROWTH SERIES
                                        -----------------------  -----------------------  ------------------------

ASSETS:
   Mutual funds, at market value......   $            2,204,213  $               457,333   $            2,022,055
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  ------------------------
   Net assets.........................                2,204,213                  457,333                2,022,055
                                        =======================  =======================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    4,484                    1,612                       --
   ForeRetirement L-Share.............                   70,142                    5,684                   41,722
   ForeRetirement B-Share.............                   87,134                   14,631                   88,511
   ForeRetirement II C-Share..........                       --                       --                    1,733
   ForeRetirement II L-Share..........                       --                    5,295                    9,252
   ForeRetirement II B-Share..........                    3,659                    9,982                    4,438
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                    2,889
                                        -----------------------  -----------------------  ------------------------
   Total units........................                  165,419                   37,204                  148,545
                                        =======================  =======================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............   $                13.20  $                 13.22   $                13.79
   ForeRetirement L-Share.............   $                13.34  $                 13.36   $                13.93
   ForeRetirement B-Share.............   $                13.43  $                 13.45   $                14.03
   ForeRetirement II C-Share..........   $                10.67  $                 10.62   $                10.83
   ForeRetirement II L-Share..........   $                10.71  $                 10.66   $                10.87
   ForeRetirement II B-Share..........   $                10.74  $                 10.69   $                10.90
   ForeRetirement Foundation C-Share..   $                10.67  $                 10.62   $                10.83
   ForeRetirement Foundation L-Share..   $                10.71  $                 10.66   $                10.87
   ForeRetirement Foundation B-Share..   $                10.72  $                 10.67   $                10.88

Mutual funds, at cost.................   $            2,486,629  $               533,688   $            1,832,746
Mutual fund shares....................                  118,442                   35,425                   52,155


                                            MFS INTERNATIONAL         MFS INVESTORS
                                             VALUE PORTFOLIO          TRUST SERIES
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               789,743  $               659,188
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                  789,743                  659,188
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    3,017                       --
   ForeRetirement L-Share.............                   18,251                   19,175
   ForeRetirement B-Share.............                   25,722                   24,881
   ForeRetirement II C-Share..........                    1,936                    1,385
   ForeRetirement II L-Share..........                   12,535                      949
   ForeRetirement II B-Share..........                    7,825                    2,942
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
                                        -----------------------  -----------------------
   Total units........................                   69,286                   49,332
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 11.98  $                 13.46
   ForeRetirement L-Share.............  $                 12.11  $                 13.60
   ForeRetirement B-Share.............  $                 12.19  $                 13.70
   ForeRetirement II C-Share..........  $                  9.79  $                 10.86
   ForeRetirement II L-Share..........  $                  9.82  $                 10.90
   ForeRetirement II B-Share..........  $                  9.85  $                 10.93
   ForeRetirement Foundation C-Share..  $                  9.79  $                 10.86
   ForeRetirement Foundation L-Share..  $                  9.82  $                 10.90
   ForeRetirement Foundation B-Share..  $                  9.83  $                 10.91

Mutual funds, at cost.................  $               779,693  $               609,392
Mutual fund shares....................                   36,835                   21,878


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                            MFS NEW DISCOVERY                                  PIMCO ALL ASSET
                                                 SERIES               MFS VALUE SERIES            PORTFOLIO
                                        ------------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $               900,999  $             2,321,965  $               671,715
   Investment income receivable.......                        --                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Net assets.........................                   900,999                2,321,965                  671,715
                                        ========================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     4,413                    4,497                    6,612
   ForeRetirement L-Share.............                    25,252                  114,075                   22,507
   ForeRetirement B-Share.............                    31,160                   40,457                    3,682
   ForeRetirement II C-Share..........                        74                    2,985                    3,925
   ForeRetirement II L-Share..........                     2,894                    4,714                    3,961
   ForeRetirement II B-Share..........                    14,426                      504                   28,542
   ForeRetirement Foundation C-Share..                        --                       --                       --
   ForeRetirement Foundation L-Share..                        --                       --                       --
   ForeRetirement Foundation B-Share..                        --                    2,904                       --
                                        ------------------------  -----------------------  -----------------------
   Total units........................                    78,219                  170,136                   69,229
                                        ========================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 11.79  $                 13.68  $                  9.68
   ForeRetirement L-Share.............   $                 11.91  $                 13.82  $                  9.78
   ForeRetirement B-Share.............   $                 11.99  $                 13.92  $                  9.85
   ForeRetirement II C-Share..........   $                  9.97  $                 10.80  $                  9.59
   ForeRetirement II L-Share..........   $                 10.01  $                 10.84  $                  9.63
   ForeRetirement II B-Share..........   $                 10.04  $                 10.87  $                  9.65
   ForeRetirement Foundation C-Share..   $                  9.97  $                 10.80  $                  9.59
   ForeRetirement Foundation L-Share..   $                 10.01  $                 10.84  $                  9.63
   ForeRetirement Foundation B-Share..   $                 10.01  $                 10.85  $                  9.63

Mutual funds, at cost.................   $             1,046,366  $             2,089,559  $               719,610
Mutual fund shares....................                    58,889                  115,809                   64,156

                                                PIMCO EQS            PIMCO TOTAL RETURN
                                          PATHFINDER PORTFOLIO            PORTFOLIO
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             1,132,519  $             2,147,351
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................                 1,132,519                2,147,351
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                        --                    5,510
   ForeRetirement L-Share.............                    25,670                   59,530
   ForeRetirement B-Share.............                    71,974                  126,538
   ForeRetirement II C-Share..........                        --                      290
   ForeRetirement II L-Share..........                        --                   13,358
   ForeRetirement II B-Share..........                       744                    5,562
   ForeRetirement Foundation C-Share..                        --                       --
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                        --                    2,778
                                        ------------------------  -----------------------
   Total units........................                    98,388                  213,566
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 11.35  $                  9.90
   ForeRetirement L-Share.............   $                 11.47  $                 10.00
   ForeRetirement B-Share.............   $                 11.54  $                 10.07
   ForeRetirement II C-Share..........   $                  9.65  $                 10.11
   ForeRetirement II L-Share..........   $                  9.68  $                 10.15
   ForeRetirement II B-Share..........   $                  9.71  $                 10.18
   ForeRetirement Foundation C-Share..   $                  9.65  $                 10.11
   ForeRetirement Foundation L-Share..   $                  9.68  $                 10.15
   ForeRetirement Foundation B-Share..   $                  9.69  $                 10.16

Mutual funds, at cost.................   $             1,082,383  $             2,141,941
Mutual fund shares....................                    91,406                  191,728


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                            PUTNAM VT EQUITY         PUTNAM VT INCOME         PUTNAM VT VOYAGER
                                               INCOME FUND                 FUND                     FUND
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,127,858  $             1,328,702  $             1,280,274
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                1,127,858                1,328,702                1,280,274
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    2,755                       --                    3,297
   ForeRetirement L-Share.............                   34,065                   50,125                   35,431
   ForeRetirement B-Share.............                   30,003                   48,462                   38,595
   ForeRetirement II C-Share..........                    4,190                    1,967                    2,456
   ForeRetirement II L-Share..........                    4,126                   14,709                    3,840
   ForeRetirement II B-Share..........                   10,752                   11,424                    6,385
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                   85,891                  126,687                   90,004
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 13.61  $                 10.45  $                 14.59
   ForeRetirement L-Share.............  $                 13.75  $                 10.56  $                 14.74
   ForeRetirement B-Share.............  $                 13.84  $                 10.63  $                 14.84
   ForeRetirement II C-Share..........  $                 10.78  $                 10.06  $                 10.78
   ForeRetirement II L-Share..........  $                 10.82  $                 10.10  $                 10.82
   ForeRetirement II B-Share..........  $                 10.85  $                 10.13  $                 10.85
   ForeRetirement Foundation C-Share..  $                 10.78  $                 10.06  $                 10.78
   ForeRetirement Foundation L-Share..  $                 10.82  $                 10.10  $                 10.82
   ForeRetirement Foundation B-Share..  $                 10.83  $                 10.10  $                 10.83

Mutual funds, at cost.................  $               989,052  $             1,318,891  $             1,099,476
Mutual fund shares....................                   49,949                  111,656                   23,261

                                            TOPS MANAGED RISK
                                              BALANCED ETF
                                                PORTFOLIO
                                        -----------------------

ASSETS:
   Mutual funds, at market value......  $            58,078,237
   Investment income receivable.......                       --
                                        -----------------------
   Net assets.........................               58,078,237
                                        =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                  103,261
   ForeRetirement L-Share.............                2,397,555
   ForeRetirement B-Share.............                2,909,230
   ForeRetirement II C-Share..........                       --
   ForeRetirement II L-Share..........                       --
   ForeRetirement II B-Share..........                       --
   ForeRetirement Foundation C-Share..                       --
   ForeRetirement Foundation L-Share..                       --
   ForeRetirement Foundation B-Share..                       --
                                        -----------------------
   Total units........................                5,410,046
                                        =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.59
   ForeRetirement L-Share.............  $                 10.70
   ForeRetirement B-Share.............  $                 10.77
   ForeRetirement II C-Share..........  $                    --
   ForeRetirement II L-Share..........  $                    --
   ForeRetirement II B-Share..........  $                    --
   ForeRetirement Foundation C-Share..  $                    --
   ForeRetirement Foundation L-Share..  $                    --
   ForeRetirement Foundation B-Share..  $                    --

Mutual funds, at cost.................  $            56,972,808
Mutual fund shares....................                4,968,198


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONCLUDED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                                TOPS MANAGED RISK
                                                                                      TOPS MANAGED RISK          MODERATE GROWTH
                                                                                    GROWTH ETF PORTFOLIO          ETF PORTFOLIO
                                                                                  ------------------------  ------------------------

ASSETS:
   Mutual funds, at market value...............................................   $            206,071,238  $            128,858,944
   Investment income receivable................................................                         --                        --
                                                                                  ------------------------  ------------------------
   Net assets..................................................................                206,071,238               128,858,944
                                                                                  ========================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share......................................................                    188,226                   200,608
   ForeRetirement L-Share......................................................                  9,652,410                 5,752,223
   ForeRetirement B-Share......................................................                  8,722,569                 5,697,741
   ForeRetirement II C-Share...................................................                         --                        --
   ForeRetirement II L-Share...................................................                         --                        --
   ForeRetirement II B-Share...................................................                         --                        --
   ForeRetirement Foundation C-Share...........................................                         --                        --
   ForeRetirement Foundation L-Share...........................................                         --                        --
   ForeRetirement Foundation B-Share...........................................                         --                        --
                                                                                  ------------------------  ------------------------
   Total units.................................................................                 18,563,205                11,650,572
                                                                                  ========================  ========================

UNIT VALUE:
   ForeRetirement C-Share......................................................   $                  10.95  $                  10.91
   ForeRetirement L-Share......................................................   $                  11.07  $                  11.03
   ForeRetirement B-Share......................................................   $                  11.14  $                  11.10
   ForeRetirement II C-Share...................................................   $                     --  $                     --
   ForeRetirement II L-Share...................................................   $                     --  $                     --
   ForeRetirement II B-Share...................................................   $                     --  $                     --
   ForeRetirement Foundation C-Share...........................................   $                     --  $                     --
   ForeRetirement Foundation L-Share...........................................   $                     --  $                     --
   ForeRetirement Foundation B-Share...........................................   $                     --  $                     --

Mutual funds, at cost..........................................................   $            200,032,877  $            125,649,563
Mutual fund shares.............................................................                 17,582,870                10,774,159


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                        AMERICAN CENTURY VP
                                                                                            GROWTH FUND
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................   $                  6,400
   Expenses:
      Mortality and expense risk charge...........................................                    (18,470)
      Other expense charge........................................................                     (5,587)
                                                                                    --------------------------
   Net investment income (loss)...................................................                    (17,657)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    337,022
   Realized capital gain (loss) on investments....................................                     68,469
   Change in unrealized appreciation/depreciation on investments during the year..                   (111,205)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    294,286
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................   $                276,629
                                                                                    ==========================


                                                                                       AMERICAN CENTURY VP
                                                                                          MID CAP VALUE
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                  9,820
   Expenses:
      Mortality and expense risk charge...........................................                    (6,524)
      Other expense charge........................................................                    (1,942)
                                                                                    -------------------------
   Net investment income (loss)...................................................                     1,354
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    50,351
   Realized capital gain (loss) on investments....................................                    15,790
   Change in unrealized appreciation/depreciation on investments during the year..                    72,539
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                   138,680
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                140,034
                                                                                    =========================


                                                                                       AMERICAN CENTURY VP
                                                                                           VALUE FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 10,221
   Expenses:
      Mortality and expense risk charge...........................................                    (4,537)
      Other expense charge........................................................                    (1,536)
                                                                                    -------------------------
   Net investment income (loss)...................................................                     4,148
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        --
   Realized capital gain (loss) on investments....................................                     9,290
   Change in unrealized appreciation/depreciation on investments during the year..                    71,526
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    80,816
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                 84,964
                                                                                    =========================

                                                                                         AMERICAN FUNDS
                                                                                        GLOBAL GROWTH AND
                                                                                           INCOME FUND
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                  50,738
   Expenses:
      Mortality and expense risk charge...........................................                     (5,283)
      Other expense charge........................................................                     (1,933)
                                                                                    --------------------------
   Net investment income (loss)...................................................                     43,522
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                         --
   Realized capital gain (loss) on investments....................................                     (3,551)
   Change in unrealized appreciation/depreciation on investments during the year..                     (7,846)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    (11,397)
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $                  32,125
                                                                                    ==========================


                                                                                          AMERICAN FUNDS
                                                                                            GROWTH FUND
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................   $                 70,035
   Expenses:
      Mortality and expense risk charge...........................................                    (36,416)
      Other expense charge........................................................                    (11,694)
                                                                                    --------------------------
   Net investment income (loss)...................................................                     21,925
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    280,572
   Realized capital gain (loss) on investments....................................                     97,238
   Change in unrealized appreciation/depreciation on investments during the year..                     19,468
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    397,278
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................   $                419,203
                                                                                    ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                         AMERICAN FUNDS
                                                                                       GROWTH-INCOME FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 64,894
   Expenses:
      Mortality and expense risk charge...........................................                   (27,023)
      Other expense charge........................................................                    (8,526)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    29,345
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                   189,103
   Realized capital gain (loss) on investments....................................                    93,830
   Change in unrealized appreciation/depreciation on investments during the year..                    73,516
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                   356,449
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                385,794
                                                                                    =========================


                                                                                         AMERICAN FUNDS
                                                                                       INTERNATIONAL FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 33,699
   Expenses:
      Mortality and expense risk charge...........................................                   (14,457)
      Other expense charge........................................................                    (4,630)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    14,612
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        --
   Realized capital gain (loss) on investments....................................                    22,103
   Change in unrealized appreciation/depreciation on investments during the year..                  (123,463)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                  (101,360)
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                (86,748)
                                                                                    =========================

                                                                                         AMERICAN FUNDS
                                                                                       MANAGED RISK ASSET
                                                                                         ALLOCATION FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                259,603
   Expenses:
      Mortality and expense risk charge...........................................                (2,196,327)
      Other expense charge........................................................                  (978,661)
                                                                                    -------------------------
   Net investment income (loss)...................................................                (2,915,385)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        --
   Realized capital gain (loss) on investments....................................                 1,078,000
   Change in unrealized appreciation/depreciation on investments during the year..                 9,498,140
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                10,576,140
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $              7,660,755
                                                                                    =========================


                                                                                          AMERICAN FUNDS
                                                                                          NEW WORLD FUND
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................   $                  4,596
   Expenses:
      Mortality and expense risk charge...........................................                     (3,082)
      Other expense charge........................................................                       (702)
                                                                                    --------------------------
   Net investment income (loss)...................................................                        812
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                     36,377
   Realized capital gain (loss) on investments....................................                    (14,595)
   Change in unrealized appreciation/depreciation on investments during the year..                    (68,086)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    (46,304)
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................   $                (45,492)
                                                                                    ==========================


                                                                                        BLACKROCK CAPITAL
                                                                                     APPRECIATION V.I. FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                     --
   Expenses:
      Mortality and expense risk charge...........................................                    (5,508)
      Other expense charge........................................................                    (2,080)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    (7,588)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                   157,527
   Realized capital gain (loss) on investments....................................                    10,436
   Change in unrealized appreciation/depreciation on investments during the year..                   (80,600)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    87,363
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                 79,775
                                                                                    =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                         BLACKROCK EQUITY
                                                                                        DIVIDEND V.I. FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 25,843
   Expenses:
      Mortality and expense risk charge............................................                    (9,376)
      Other expense charge.........................................................                    (3,559)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    12,908
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    94,544
   Realized capital gain (loss) on investments.....................................                    42,275
   Change in unrealized appreciation/depreciation on investments during the year...                   (19,843)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   116,976
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                129,884
                                                                                     =========================


                                                                                         BLACKROCK GLOBAL
                                                                                       ALLOCATION V.I. FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  66,165
   Expenses:
      Mortality and expense risk charge............................................                    (18,190)
      Other expense charge.........................................................                     (4,714)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     43,261
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    251,835
   Realized capital gain (loss) on investments.....................................                      4,441
   Change in unrealized appreciation/depreciation on investments during the year...                   (263,329)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     (7,053)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  36,208
                                                                                     ==========================


                                                                                        BLACKROCK HIGH YIELD
                                                                                              V.I. FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  41,126
   Expenses:
      Mortality and expense risk charge............................................                     (5,155)
      Other expense charge.........................................................                     (2,310)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     33,661
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                      5,828
   Realized capital gain (loss) on investments.....................................                        676
   Change in unrealized appreciation/depreciation on investments during the year...                    (42,996)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (36,492)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  (2,831)
                                                                                     ==========================

                                                                                          BLACKROCK U.S.
                                                                                          GOVERNMENT BOND
                                                                                             V.I. FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  1,713
   Expenses:
      Mortality and expense risk charge............................................                      (991)
      Other expense charge.........................................................                      (270)
                                                                                     -------------------------
   Net investment income (loss)....................................................                       452
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                       252
   Change in unrealized appreciation/depreciation on investments during the year...                     2,749
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     3,001
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                  3,453
                                                                                     =========================

                                                                                         FVIT AMERICAN FUNDS
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  58,161
   Expenses:
      Mortality and expense risk charge............................................                   (313,975)
      Other expense charge.........................................................                    (98,981)
                                                                                     --------------------------
   Net investment income (loss)....................................................                   (354,795)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                      3,462
   Realized capital gain (loss) on investments.....................................                     75,599
   Change in unrealized appreciation/depreciation on investments during the year...                  2,286,992
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                  2,366,053
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $               2,011,258
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                           FVIT BALANCED
                                                                                           MANAGED RISK
                                                                                           PORTFOLIO (c)
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................   $                  5,295
   Expenses:
      Mortality and expense risk charge...........................................                   (113,706)
      Other expense charge........................................................                    (35,006)
                                                                                    --------------------------
   Net investment income (loss)...................................................                   (143,417)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        265
   Realized capital gain (loss) on investments....................................                     24,951
   Change in unrealized appreciation/depreciation on investments during the year..                  1,023,732
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                  1,048,948
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................   $                905,531
                                                                                    ==========================

                                                                                         FVIT BLACKROCK
                                                                                        GLOBAL ALLOCATION
                                                                                          MANAGED RISK
                                                                                            PORTFOLIO
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                134,130
   Expenses:
      Mortality and expense risk charge...........................................                  (527,982)
      Other expense charge........................................................                  (161,723)
                                                                                    -------------------------
   Net investment income (loss)...................................................                  (555,575)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                   117,364
   Realized capital gain (loss) on investments....................................                    27,176
   Change in unrealized appreciation/depreciation on investments during the year..                (1,202,346)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                (1,057,806)
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $             (1,613,381)
                                                                                    =========================

                                                                                          FVIT FRANKLIN
                                                                                       DIVIDEND AND INCOME
                                                                                          MANAGED RISK
                                                                                          PORTFOLIO (a)
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                     --
   Expenses:
      Mortality and expense risk charge...........................................                  (159,244)
      Other expense charge........................................................                   (48,430)
                                                                                    -------------------------
   Net investment income (loss)...................................................                  (207,674)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        --
   Realized capital gain (loss) on investments....................................                     3,187
   Change in unrealized appreciation/depreciation on investments during the year..                 1,885,739
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                 1,888,926
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $              1,681,252
                                                                                    =========================


                                                                                           FVIT GROWTH
                                                                                          MANAGED RISK
                                                                                          PORTFOLIO (a)
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                      --
   Expenses:
      Mortality and expense risk charge...........................................                   (514,158)
      Other expense charge........................................................                   (150,879)
                                                                                    --------------------------
   Net investment income (loss)...................................................                   (665,037)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                         --
   Realized capital gain (loss) on investments....................................                      1,379
   Change in unrealized appreciation/depreciation on investments during the year..                  3,588,387
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                  3,589,766
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $               2,924,729
                                                                                    ==========================


                                                                                          FVIT MODERATE
                                                                                       GROWTH MANAGED RISK
                                                                                          PORTFOLIO (a)
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                     --
   Expenses:
      Mortality and expense risk charge...........................................                  (121,860)
      Other expense charge........................................................                   (36,958)
                                                                                    -------------------------
   Net investment income (loss)...................................................                  (158,818)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        --
   Realized capital gain (loss) on investments....................................                      (794)
   Change in unrealized appreciation/depreciation on investments during the year..                 1,183,734
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                 1,182,940
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $              1,024,122
                                                                                    =========================


(a)   New subaccount. See Note 1.

(c)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                        FVIT SELECT ADVISOR
                                                                                           MANAGED RISK
                                                                                             PORTFOLIO
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................   $                  4,652
   Expenses:
      Mortality and expense risk charge...........................................                   (155,015)
      Other expense charge........................................................                    (59,168)
                                                                                    --------------------------
   Net investment income (loss)...................................................                   (209,531)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                         --
   Realized capital gain (loss) on investments....................................                     21,393
   Change in unrealized appreciation/depreciation on investments during the year..                  1,821,710
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                  1,843,103
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................   $              1,633,572
                                                                                    ==========================

                                                                                        FVIT WMC RESEARCH
                                                                                          MANAGED RISK
                                                                                            PORTFOLIO
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 33,657
   Expenses:
      Mortality and expense risk charge...........................................                  (201,803)
      Other expense charge........................................................                   (59,694)
                                                                                    -------------------------
   Net investment income (loss)...................................................                  (227,840)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    41,525
   Realized capital gain (loss) on investments....................................                    16,305
   Change in unrealized appreciation/depreciation on investments during the year..                 3,197,629
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                 3,255,459
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $              3,027,619
                                                                                    =========================


                                                                                       FRANKLIN INCOME VIP
                                                                                            FUND (c)
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 47,908
   Expenses:
      Mortality and expense risk charge...........................................                    (5,882)
      Other expense charge........................................................                    (1,908)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    40,118
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        --
   Realized capital gain (loss) on investments....................................                    (3,488)
   Change in unrealized appreciation/depreciation on investments during the year..                   (40,701)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                   (44,189)
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                 (4,071)
                                                                                    =========================

                                                                                         FRANKLIN RISING
                                                                                          DIVIDENDS VIP
                                                                                            FUND (c)
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                  20,493
   Expenses:
      Mortality and expense risk charge...........................................                    (10,124)
      Other expense charge........................................................                     (3,089)
                                                                                    --------------------------
   Net investment income (loss)...................................................                      7,280
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                     30,659
   Realized capital gain (loss) on investments....................................                     28,646
   Change in unrealized appreciation/depreciation on investments during the year..                     56,521
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    115,826
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $                 123,106
                                                                                    ==========================


                                                                                        FRANKLIN SMALL CAP
                                                                                        VALUE VIP FUND (c)
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................   $                  4,990
   Expenses:
      Mortality and expense risk charge...........................................                     (7,258)
      Other expense charge........................................................                     (2,199)
                                                                                    --------------------------
   Net investment income (loss)...................................................                     (4,467)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                     75,874
   Realized capital gain (loss) on investments....................................                      5,182
   Change in unrealized appreciation/depreciation on investments during the year..                    (78,379)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                      2,677
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................   $                 (1,790)
                                                                                    ==========================


(c)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                        FRANKLIN STRATEGIC
                                                                                        INCOME VIP FUND (c)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  27,089
   Expenses:
      Mortality and expense risk charge............................................                     (4,925)
      Other expense charge.........................................................                     (1,494)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     20,670
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                      9,333
   Realized capital gain (loss) on investments.....................................                       (287)
   Change in unrealized appreciation/depreciation on investments during the year...                    (42,578)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (33,532)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (12,862)
                                                                                     ==========================


                                                                                          MUTUAL SHARES VIP
                                                                                              FUND (c)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                 59,440
   Expenses:
      Mortality and expense risk charge............................................                    (19,342)
      Other expense charge.........................................................                     (6,094)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     34,004
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     16,561
   Realized capital gain (loss) on investments.....................................                     73,406
   Change in unrealized appreciation/depreciation on investments during the year...                     58,985
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    148,952
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                182,956
                                                                                     ==========================


                                                                                         TEMPLETON FOREIGN
                                                                                        SECURITIES FUND (c)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 15,226
   Expenses:
      Mortality and expense risk charge............................................                    (6,065)
      Other expense charge.........................................................                    (1,714)
                                                                                     -------------------------
   Net investment income (loss)....................................................                     7,447
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                     9,273
   Change in unrealized appreciation/depreciation on investments during the year...                  (120,726)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                  (111,453)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $               (104,006)
                                                                                     =========================

                                                                                          TEMPLETON GLOBAL
                                                                                           BOND SECURITIES
                                                                                              FUND (c)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                101,902
   Expenses:
      Mortality and expense risk charge............................................                    (16,380)
      Other expense charge.........................................................                     (4,302)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     81,220
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     (1,596)
   Change in unrealized appreciation/depreciation on investments during the year...                    (73,719)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (75,315)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                  5,905
                                                                                     ==========================


                                                                                         TEMPLETON GROWTH
                                                                                        SECURITIES FUND (c)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  21,542
   Expenses:
      Mortality and expense risk charge............................................                    (10,945)
      Other expense charge.........................................................                     (3,563)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      7,034
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     33,399
   Change in unrealized appreciation/depreciation on investments during the year...                    (97,098)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (63,699)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (56,665)
                                                                                     ==========================


(c)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                        GOLDMAN SACHS GLOBAL
                                                                                          MARKETS NAVIGATOR
                                                                                              FUND (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     --
   Expenses:
      Mortality and expense risk charge............................................                        (22)
      Other expense charge.........................................................                         (9)
                                                                                     --------------------------
   Net investment income (loss)....................................................                        (31)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                          7
   Realized capital gain (loss) on investments.....................................                       (322)
   Change in unrealized appreciation/depreciation on investments during the year...                         27
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                       (288)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                   (319)
                                                                                     ==========================

                                                                                           GOLDMAN SACHS
                                                                                          MULTI-STRATEGY
                                                                                           ALTERNATIVES
                                                                                           PORTFOLIO (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   2,155
   Expenses:
      Mortality and expense risk charge............................................                       (537)
      Other expense charge.........................................................                       (190)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      1,428
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         35
   Realized capital gain (loss) on investments.....................................                        (52)
   Change in unrealized appreciation/depreciation on investments during the year...                     (6,675)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     (6,692)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  (5,264)
                                                                                     ==========================


                                                                                            GOLDMAN SACHS
                                                                                          STRATEGIC INCOME
                                                                                              FUND (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                  7,720
   Expenses:
      Mortality and expense risk charge............................................                       (633)
      Other expense charge.........................................................                       (281)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      6,806
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                       (387)
   Change in unrealized appreciation/depreciation on investments during the year...                    (10,386)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (10,773)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                 (3,967)
                                                                                     ==========================


                                                                                          HARTFORD CAPITAL
                                                                                          APPRECIATION HLS
                                                                                                FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  12,310
   Expenses:
      Mortality and expense risk charge............................................                     (9,601)
      Other expense charge.........................................................                     (4,199)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (1,490)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    271,713
   Realized capital gain (loss) on investments.....................................                     24,815
   Change in unrealized appreciation/depreciation on investments during the year...                   (198,890)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     97,638
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  96,148
                                                                                     ==========================



                                                                                       HARTFORD DIVIDEND AND
                                                                                          GROWTH HLS FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  34,757
   Expenses:
      Mortality and expense risk charge............................................                    (12,482)
      Other expense charge.........................................................                     (4,180)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     18,095
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    265,800
   Realized capital gain (loss) on investments.....................................                     22,777
   Change in unrealized appreciation/depreciation on investments during the year...                    (76,821)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    211,756
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 229,851
                                                                                     ==========================


(a)   New subaccount. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                          HARTFORD GROWTH
                                                                                         OPPORTUNITIES HLS
                                                                                            FUND (a)(d)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      21
   Expenses:
      Mortality and expense risk charge............................................                     (1,889)
      Other expense charge.........................................................                       (388)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (2,256)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     94,505
   Realized capital gain (loss) on investments.....................................                    (40,674)
   Change in unrealized appreciation/depreciation on investments during the year...                    (32,966)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     20,865
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  18,609
                                                                                     ==========================


                                                                                         HARTFORD HIGH YIELD
                                                                                              HLS FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   8,055
   Expenses:
      Mortality and expense risk charge............................................                       (619)
      Other expense charge.........................................................                       (199)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      7,237
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                       (897)
   Change in unrealized appreciation/depreciation on investments during the year...                     (8,687)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     (9,584)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  (2,347)
                                                                                     ==========================


                                                                                        HARTFORD INDEX HLS
                                                                                             FUND (d)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 31,875
   Expenses:
      Mortality and expense risk charge............................................                   (16,661)
      Other expense charge.........................................................                    (9,383)
                                                                                     -------------------------
   Net investment income (loss)....................................................                     5,831
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                   112,382
   Realized capital gain (loss) on investments.....................................                   240,511
   Change in unrealized appreciation/depreciation on investments during the year...                   (59,559)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   293,334
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                299,165
                                                                                     =========================

                                                                                      HARTFORD INTERNATIONAL
                                                                                         OPPORTUNITIES HLS
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  16,008
   Expenses:
      Mortality and expense risk charge............................................                     (4,330)
      Other expense charge.........................................................                     (1,568)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     10,110
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                      4,849
   Change in unrealized appreciation/depreciation on investments during the year...                    (53,263)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (48,414)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (38,304)
                                                                                     ==========================

                                                                                        HARTFORD PORTFOLIO
                                                                                          DIVERSIFIER HLS
                                                                                             FUND (d)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                231,854
   Expenses:
      Mortality and expense risk charge............................................                  (211,729)
      Other expense charge.........................................................                   (69,982)
                                                                                     -------------------------
   Net investment income (loss)....................................................                   (49,857)
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                (1,593,620)
   Change in unrealized appreciation/depreciation on investments during the year...                   660,367
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                  (933,253)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $               (983,110)
                                                                                     =========================


(a)   New subaccount. See Note 1.

(d)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                       HARTFORD TOTAL RETURN
                                                                                           BOND HLS FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 39,047
   Expenses:
      Mortality and expense risk charge............................................                    (7,909)
      Other expense charge.........................................................                    (3,223)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    27,915
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                     1,663
   Change in unrealized appreciation/depreciation on investments during the year...                    26,615
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    28,278
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                 56,193
                                                                                     =========================


                                                                                        HARTFORD VALUE HLS
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   3,756
   Expenses:
      Mortality and expense risk charge............................................                     (2,241)
      Other expense charge.........................................................                       (616)
                                                                                     --------------------------
   Net investment income (loss)....................................................                        899
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     16,502
   Change in unrealized appreciation/depreciation on investments during the year...                     12,245
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     28,747
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  29,646
                                                                                     ==========================

                                                                                            HUNTINGTON VA
                                                                                          DIVIDEND CAPTURE
                                                                                              FUND (d)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  49,740
   Expenses:
      Mortality and expense risk charge............................................                     (3,663)
      Other expense charge.........................................................                     (1,698)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     44,379
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     12,565
   Realized capital gain (loss) on investments.....................................                     18,083
   Change in unrealized appreciation/depreciation on investments during the year...                     (4,504)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     26,144
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  70,523
                                                                                     ==========================


                                                                                           HUNTINGTON VA
                                                                                          GROWTH FUND (e)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                     10
   Expenses:
      Mortality and expense risk charge............................................                        (9)
      Other expense charge.........................................................                        (4)
                                                                                     -------------------------
   Net investment income (loss)....................................................                        (3)
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     4,181
   Realized capital gain (loss) on investments.....................................                    (3,887)
   Change in unrealized appreciation/depreciation on investments during the year...                      (437)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                      (143)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                   (146)
                                                                                     =========================

                                                                                            HUNTINGTON VA
                                                                                        INTERNATIONAL EQUITY
                                                                                                FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   4,317
   Expenses:
      Mortality and expense risk charge............................................                       (967)
      Other expense charge.........................................................                       (448)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      2,902
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                      3,569
   Change in unrealized appreciation/depreciation on investments during the year...                    (22,668)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (19,099)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (16,197)
                                                                                     ==========================


(d)   Merger. See Note 1.

(e)   Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                           HUNTINGTON VA
                                                                                        MORTGAGE SECURITIES
                                                                                             FUND (e)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                    338
   Expenses:
      Mortality and expense risk charge............................................                       (13)
      Other expense charge.........................................................                        (6)
                                                                                     -------------------------
   Net investment income (loss)....................................................                       319
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                       197
   Realized capital gain (loss) on investments.....................................                      (707)
   Change in unrealized appreciation/depreciation on investments during the year...                       250
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                      (260)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                     59
                                                                                     =========================

                                                                                           HUNTINGTON VA
                                                                                         ROTATING MARKETS
                                                                                             FUND (e)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      --
   Expenses:
      Mortality and expense risk charge............................................                         --
      Other expense charge.........................................................                         --
                                                                                     -------------------------
   Net investment income (loss)....................................................                         --
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                         --
   Change in unrealized appreciation/depreciation on investments during the year...                         --
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                      --
                                                                                     =========================


                                                                                         HUNTINGTON VA SITUS
                                                                                              FUND (d)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                     184
   Expenses:
      Mortality and expense risk charge............................................                        (96)
      Other expense charge.........................................................                        (45)
                                                                                     --------------------------
   Net investment income (loss)....................................................                         43
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                      9,180
   Realized capital gain (loss) on investments.....................................                     (8,646)
   Change in unrealized appreciation/depreciation on investments during the year...                     (1,086)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                       (552)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                    (509)
                                                                                     ==========================


                                                                                       INVESCO V.I. BALANCED
                                                                                       RISK ALLOCATION FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                     --
   Expenses:
      Mortality and expense risk charge............................................                    (5,748)
      Other expense charge.........................................................                    (1,680)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    (7,428)
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    53,772
   Realized capital gain (loss) on investments.....................................                    (2,624)
   Change in unrealized appreciation/depreciation on investments during the year...                    (9,725)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    41,423
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                 33,995
                                                                                     =========================


                                                                                          INVESCO V.I. CORE
                                                                                             EQUITY FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   4,293
   Expenses:
      Mortality and expense risk charge............................................                     (4,122)
      Other expense charge.........................................................                     (1,287)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (1,116)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                      3,056
   Realized capital gain (loss) on investments.....................................                     14,290
   Change in unrealized appreciation/depreciation on investments during the year...                     28,402
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     45,748
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  44,632
                                                                                     ==========================


(d)   Merger. See Note 1.

(e)   Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                          INVESCO V.I.
                                                                                      INTERNATIONAL GROWTH
                                                                                              FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 29,994
   Expenses:
      Mortality and expense risk charge...........................................                   (14,053)
      Other expense charge........................................................                    (4,401)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    11,540
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                        --
   Realized capital gain (loss) on investments....................................                    48,827
   Change in unrealized appreciation/depreciation on investments during the year..                   (67,026)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                   (18,199)
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                 (6,659)
                                                                                    =========================


                                                                                      INVESCO V.I. MID CAP
                                                                                        CORE EQUITY FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                     --
   Expenses:
      Mortality and expense risk charge...........................................                    (3,599)
      Other expense charge........................................................                      (993)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    (4,592)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    82,523
   Realized capital gain (loss) on investments....................................                   (41,865)
   Change in unrealized appreciation/depreciation on investments during the year..                   (47,480)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    (6,822)
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                (11,414)
                                                                                    =========================


                                                                                       INVESCO V.I. MONEY
                                                                                           MARKET FUND
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                      61
   Expenses:
      Mortality and expense risk charge...........................................                     (3,265)
      Other expense charge........................................................                     (1,612)
                                                                                    --------------------------
   Net investment income (loss)...................................................                     (4,816)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                         --
   Realized capital gain (loss) on investments....................................                         --
   Change in unrealized appreciation/depreciation on investments during the year..                         --
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                         --
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $                  (4,816)
                                                                                    ==========================


                                                                                     INVESCO V.I. SMALL CAP
                                                                                           EQUITY FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                     --
   Expenses:
      Mortality and expense risk charge...........................................                    (4,432)
      Other expense charge........................................................                    (1,278)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    (5,710)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    61,869
   Realized capital gain (loss) on investments....................................                       557
   Change in unrealized appreciation/depreciation on investments during the year..                   (49,343)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    13,083
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                  7,373
                                                                                    =========================

                                                                                           LORD ABBETT
                                                                                         BOND-DEBENTURE
                                                                                            PORTFOLIO
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 46,365
   Expenses:
      Mortality and expense risk charge...........................................                    (4,988)
      Other expense charge........................................................                    (1,476)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    39,901
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    25,586
   Realized capital gain (loss) on investments....................................                      (385)
   Change in unrealized appreciation/depreciation on investments during the year..                   (47,542)
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                   (22,341)
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                 17,560
                                                                                    =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                             LORD ABBETT
                                                                                         FUNDAMENTAL EQUITY
                                                                                              PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                 10,552
   Expenses:
      Mortality and expense risk charge............................................                    (15,203)
      Other expense charge.........................................................                     (4,968)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (9,619)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    415,288
   Realized capital gain (loss) on investments.....................................                    (29,123)
   Change in unrealized appreciation/depreciation on investments during the year...                   (224,325)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    161,840
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                152,221
                                                                                     ==========================

                                                                                        LORD ABBETT GROWTH
                                                                                           OPPORTUNITIES
                                                                                             PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      --
   Expenses:
      Mortality and expense risk charge............................................                     (2,003)
      Other expense charge.........................................................                       (647)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (2,650)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     91,325
   Realized capital gain (loss) on investments.....................................                     (2,693)
   Change in unrealized appreciation/depreciation on investments during the year...                    (60,336)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     28,296
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  25,646
                                                                                     ==========================



                                                                                          MFS GROWTH SERIES
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      --
   Expenses:
      Mortality and expense risk charge............................................                    (10,974)
      Other expense charge.........................................................                     (3,982)
                                                                                     --------------------------
   Net investment income (loss)....................................................                    (14,956)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    138,612
   Realized capital gain (loss) on investments.....................................                     51,860
   Change in unrealized appreciation/depreciation on investments during the year...                    (18,001)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    172,471
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 157,515
                                                                                     ==========================


                                                                                          MFS INTERNATIONAL
                                                                                           VALUE PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  16,104
   Expenses:
      Mortality and expense risk charge............................................                     (4,688)
      Other expense charge.........................................................                     (1,408)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     10,008
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                    (12,746)
   Change in unrealized appreciation/depreciation on investments during the year...                    (13,055)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (25,801)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (15,793)
                                                                                     ==========================


                                                                                           MFS INVESTORS
                                                                                           TRUST SERIES
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   4,981
   Expenses:
      Mortality and expense risk charge............................................                     (3,724)
      Other expense charge.........................................................                     (1,257)
                                                                                     --------------------------
   Net investment income (loss)....................................................                         --
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     50,595
   Realized capital gain (loss) on investments.....................................                      3,700
   Change in unrealized appreciation/depreciation on investments during the year...                      5,700
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     59,995
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  59,995
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                         MFS NEW DISCOVERY
                                                                                              SERIES
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      --
   Expenses:
      Mortality and expense risk charge............................................                     (5,993)
      Other expense charge.........................................................                     (1,818)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (7,811)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    220,370
   Realized capital gain (loss) on investments.....................................                    (70,648)
   Change in unrealized appreciation/depreciation on investments during the year...                   (216,331)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (66,609)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (74,420)
                                                                                     ==========================


                                                                                         MFS VALUE SERIES
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 30,101
   Expenses:
      Mortality and expense risk charge............................................                   (15,709)
      Other expense charge.........................................................                    (4,435)
                                                                                     -------------------------
   Net investment income (loss)....................................................                     9,957
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    70,623
   Realized capital gain (loss) on investments.....................................                    48,496
   Change in unrealized appreciation/depreciation on investments during the year...                    73,260
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   192,379
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                202,336
                                                                                     =========================

                                                                                          PIMCO ALL ASSET
                                                                                             PORTFOLIO
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 28,802
   Expenses:
      Mortality and expense risk charge............................................                    (3,592)
      Other expense charge.........................................................                      (923)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    24,287
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                      (311)
   Change in unrealized appreciation/depreciation on investments during the year...                   (43,431)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (43,742)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                (19,455)
                                                                                     =========================

                                                                                              PIMCO EQS
                                                                                        PATHFINDER PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     --
   Expenses:
      Mortality and expense risk charge............................................                     (6,838)
      Other expense charge.........................................................                     (2,703)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (9,541)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     18,018
   Realized capital gain (loss) on investments.....................................                     53,957
   Change in unrealized appreciation/depreciation on investments during the year...                    (40,040)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     31,935
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                 22,394
                                                                                     ==========================

                                                                                        PIMCO TOTAL RETURN
                                                                                             PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  41,740
   Expenses:
      Mortality and expense risk charge............................................                    (11,165)
      Other expense charge.........................................................                     (6,701)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     23,874
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                       (695)
   Change in unrealized appreciation/depreciation on investments during the year...                     32,390
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     31,695
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  55,569
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                        PUTNAM VT EQUITY
                                                                                           INCOME FUND
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                  16,118
   Expenses:
      Mortality and expense risk charge...........................................                     (6,707)
      Other expense charge........................................................                     (2,011)
                                                                                    --------------------------
   Net investment income (loss)...................................................                      7,400
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                         --
   Realized capital gain (loss) on investments....................................                     27,036
   Change in unrealized appreciation/depreciation on investments during the year..                     73,484
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                    100,520
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $                 107,920
                                                                                    ==========================


                                                                                         PUTNAM VT INCOME
                                                                                               FUND
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................   $                 60,496
   Expenses:
      Mortality and expense risk charge...........................................                     (6,929)
      Other expense charge........................................................                     (2,265)
                                                                                    --------------------------
   Net investment income (loss)...................................................                     51,302
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                         --
   Realized capital gain (loss) on investments....................................                      2,169
   Change in unrealized appreciation/depreciation on investments during the year..                       (867)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                      1,302
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................   $                 52,604
                                                                                    ==========================


                                                                                        PUTNAM VT VOYAGER
                                                                                              FUND
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                  9,827
   Expenses:
      Mortality and expense risk charge...........................................                    (9,033)
      Other expense charge........................................................                    (2,799)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    (2,005)
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    25,215
   Realized capital gain (loss) on investments....................................                    71,510
   Change in unrealized appreciation/depreciation on investments during the year..                    18,448
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                   115,173
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $                113,168
                                                                                    =========================

                                                                                        TOPS MANAGED RISK
                                                                                          BALANCED ETF
                                                                                            PORTFOLIO
                                                                                    -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                641,233
   Expenses:
      Mortality and expense risk charge...........................................                  (350,388)
      Other expense charge........................................................                  (199,305)
                                                                                    -------------------------
   Net investment income (loss)...................................................                    91,540
                                                                                    -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                   454,377
   Realized capital gain (loss) on investments....................................                   460,624
   Change in unrealized appreciation/depreciation on investments during the year..                   126,083
                                                                                    -------------------------
      Net realized and unrealized capital gain (loss) on investments..............                 1,041,084
                                                                                    -------------------------
      Net increase (decrease) in net assets from operations.......................  $              1,132,624
                                                                                    =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                         TOPS MANAGED RISK
                                                                                       GROWTH ETF PORTFOLIO
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $               2,151,222
   Expenses:
      Mortality and expense risk charge...........................................                 (1,276,886)
      Other expense charge........................................................                 (1,194,535)
                                                                                    --------------------------
   Net investment income (loss)...................................................                   (320,199)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                         --
   Realized capital gain (loss) on investments....................................                  1,058,837
   Change in unrealized appreciation/depreciation on investments during the year..                    (48,365)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                  1,010,472
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $                 690,273
                                                                                    ==========================

                                                                                        TOPS MANAGED RISK
                                                                                         MODERATE GROWTH
                                                                                          ETF PORTFOLIO
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $               1,464,864
   Expenses:
      Mortality and expense risk charge...........................................                   (810,127)
      Other expense charge........................................................                   (573,433)
                                                                                    --------------------------
   Net investment income (loss)...................................................                     81,304
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                  1,501,512
   Realized capital gain (loss) on investments....................................                  1,406,396
   Change in unrealized appreciation/depreciation on investments during the year..                   (767,905)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                  2,140,003
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $               2,221,307
                                                                                    ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                          AMERICAN CENTURY VP
                                                                                              GROWTH FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                (17,657)
      Capital gains distributions...................................................                    337,022
      Realized capital gain (loss) on sales of fund shares..........................                     68,469
      Change in unrealized appreciation/depreciation on investments during the year.                   (111,205)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    276,629
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    335,658
      Contract owner maintenance charges............................................                    (51,325)
      Terminations and withdrawals..................................................                    (34,523)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     93,879
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    343,689
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    620,318
      Net assets at beginning of year...............................................                  2,311,969
                                                                                      --------------------------
      Net assets at end of year.....................................................   $              2,932,287
                                                                                      ==========================



                                                                                          AMERICAN CENTURY VP
                                                                                             MID CAP VALUE
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   1,354
      Capital gains distributions...................................................                     50,351
      Realized capital gain (loss) on sales of fund shares..........................                     15,790
      Change in unrealized appreciation/depreciation on investments during the year.                     72,539
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    140,034
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    564,351
      Contract owner maintenance charges............................................                    (15,273)
      Terminations and withdrawals..................................................                    (16,733)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     89,773
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    622,118
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    762,152
      Net assets at beginning of year...............................................                    605,980
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,368,132
                                                                                      ==========================



                                                                                          AMERICAN CENTURY VP
                                                                                              VALUE FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   4,148
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      9,290
      Change in unrealized appreciation/depreciation on investments during the year.                     71,526
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     84,964
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    244,274
      Contract owner maintenance charges............................................                     (6,117)
      Terminations and withdrawals..................................................                     (7,857)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     94,511
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    324,811
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    409,775
      Net assets at beginning of year...............................................                    567,004
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 976,779
                                                                                      ==========================


                                                                                            AMERICAN FUNDS
                                                                                           GLOBAL GROWTH AND
                                                                                              INCOME FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  43,522
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     (3,551)
      Change in unrealized appreciation/depreciation on investments during the year.                     (7,846)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     32,125
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    832,431
      Contract owner maintenance charges............................................                     (7,200)
      Terminations and withdrawals..................................................                       (835)
      Annuity payments..............................................................                    (58,944)
      Transfers between subaccounts, net............................................                    (38,468)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    726,984
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    759,109
      Net assets at beginning of year...............................................                    557,228
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,316,337
                                                                                      ==========================



                                                                                            AMERICAN FUNDS
                                                                                              GROWTH FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  21,925
      Capital gains distributions...................................................                    280,572
      Realized capital gain (loss) on sales of fund shares..........................                     97,238
      Change in unrealized appreciation/depreciation on investments during the year.                     19,468
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    419,203
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,515,197
      Contract owner maintenance charges............................................                   (102,320)
      Terminations and withdrawals..................................................                    (86,765)
      Annuity payments..............................................................                    (20,219)
      Transfers between subaccounts, net............................................                   (295,072)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,010,821
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,430,024
      Net assets at beginning of year...............................................                  4,732,275
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               6,162,299
                                                                                      ==========================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                           AMERICAN FUNDS
                                                                                         GROWTH-INCOME FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  29,345
      Capital gains distributions...................................................                    189,103
      Realized capital gain (loss) on sales of fund shares..........................                     93,830
      Change in unrealized appreciation/depreciation on investments during the year.                     73,516
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    385,794
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,617,389
      Contract owner maintenance charges............................................                    (73,548)
      Terminations and withdrawals..................................................                    (35,310)
      Annuity payments..............................................................                    (80,614)
      Transfers between subaccounts, net............................................                     80,434
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,508,351
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,894,145
      Net assets at beginning of year...............................................                  3,099,118
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               4,993,263
                                                                                      ==========================



                                                                                            AMERICAN FUNDS
                                                                                          INTERNATIONAL FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                 14,612
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     22,103
      Change in unrealized appreciation/depreciation on investments during the year.                   (123,463)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (86,748)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    281,960
      Contract owner maintenance charges............................................                    (37,803)
      Terminations and withdrawals..................................................                   (135,859)
      Annuity payments..............................................................                    (10,003)
      Transfers between subaccounts, net............................................                    260,431
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    358,726
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    271,978
      Net assets at beginning of year...............................................                  1,947,562
                                                                                      --------------------------
      Net assets at end of year.....................................................   $              2,219,540
                                                                                      ==========================


                                                                                           AMERICAN FUNDS
                                                                                         MANAGED RISK ASSET
                                                                                           ALLOCATION FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $              (2,915,385)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                  1,078,000
      Change in unrealized appreciation/depreciation on investments during the year.                  9,498,140
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  7,660,755
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                286,294,196
      Contract owner maintenance charges............................................                 (6,833,246)
      Terminations and withdrawals..................................................                 (4,210,955)
      Annuity payments..............................................................                 (3,506,879)
      Transfers between subaccounts, net............................................                 44,877,013
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                316,620,129
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                324,280,884
      Net assets at beginning of year...............................................                164,362,541
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             488,643,425
                                                                                      ==========================



                                                                                           AMERICAN FUNDS
                                                                                           NEW WORLD FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     812
      Capital gains distributions...................................................                     36,377
      Realized capital gain (loss) on sales of fund shares..........................                    (14,595)
      Change in unrealized appreciation/depreciation on investments during the year.                    (68,086)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (45,492)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    336,698
      Contract owner maintenance charges............................................                     (1,204)
      Terminations and withdrawals..................................................                    (11,971)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    (15,096)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    308,427
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    262,935
      Net assets at beginning of year...............................................                    178,106
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 441,041
                                                                                      ==========================



                                                                                          BLACKROCK CAPITAL
                                                                                       APPRECIATION V.I. FUND
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 (7,588)
      Capital gains distributions...................................................                   157,527
      Realized capital gain (loss) on sales of fund shares..........................                    10,436
      Change in unrealized appreciation/depreciation on investments during the year.                   (80,600)
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                    79,775
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                   233,499
      Contract owner maintenance charges............................................                   (21,872)
      Terminations and withdrawals..................................................                   (15,443)
      Annuity payments..............................................................                   (16,128)
      Transfers between subaccounts, net............................................                  (258,343)
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (78,287)
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                     1,488
      Net assets at beginning of year...............................................                   978,157
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                979,645
                                                                                      =========================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                          BLACKROCK EQUITY
                                                                                         DIVIDEND V.I. FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  12,908
      Capital gains distributions...................................................                     94,544
      Realized capital gain (loss) on sales of fund shares..........................                     42,275
      Change in unrealized appreciation/depreciation on investments during the year.                    (19,843)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    129,884
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    258,248
      Contract owner maintenance charges............................................                    (34,426)
      Terminations and withdrawals..................................................                    (23,266)
      Annuity payments..............................................................                    (24,128)
      Transfers between subaccounts, net............................................                   (444,946)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (268,518)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (138,634)
      Net assets at beginning of year...............................................                  1,676,165
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,537,531
                                                                                      ==========================


                                                                                          BLACKROCK GLOBAL
                                                                                        ALLOCATION V.I. FUND
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 43,261
      Capital gains distributions...................................................                   251,835
      Realized capital gain (loss) on sales of fund shares..........................                     4,441
      Change in unrealized appreciation/depreciation on investments during the year.                  (263,329)
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                    36,208
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 1,162,155
      Contract owner maintenance charges............................................                   (17,528)
      Terminations and withdrawals..................................................                   (20,444)
      Annuity payments..............................................................                  (155,935)
      Transfers between subaccounts, net............................................                   721,315
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 1,689,563
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                 1,725,771
      Net assets at beginning of year...............................................                 1,248,525
                                                                                      -------------------------
      Net assets at end of year.....................................................  $              2,974,296
                                                                                      =========================


                                                                                         BLACKROCK HIGH YIELD
                                                                                               V.I. FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  33,661
      Capital gains distributions...................................................                      5,828
      Realized capital gain (loss) on sales of fund shares..........................                        676
      Change in unrealized appreciation/depreciation on investments during the year.                    (42,996)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (2,831)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    635,887
      Contract owner maintenance charges............................................                     (5,880)
      Terminations and withdrawals..................................................                    (21,646)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     54,954
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    663,315
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    660,484
      Net assets at beginning of year...............................................                    484,388
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,144,872
                                                                                      ==========================

                                                                                           BLACKROCK U.S.
                                                                                           GOVERNMENT BOND
                                                                                              V.I. FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     452
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                        252
      Change in unrealized appreciation/depreciation on investments during the year.                      2,749
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                      3,453
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     40,716
      Contract owner maintenance charges............................................                       (174)
      Terminations and withdrawals..................................................                    (28,314)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                      2,786
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     15,014
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     18,467
      Net assets at beginning of year...............................................                     98,519
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 116,986
                                                                                      ==========================

                                                                                         FVIT AMERICAN FUNDS
                                                                                            MANAGED RISK
                                                                                            PORTFOLIO (b)
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (354,795)
      Capital gains distributions...................................................                      3,462
      Realized capital gain (loss) on sales of fund shares..........................                     75,599
      Change in unrealized appreciation/depreciation on investments during the year.                  2,286,992
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  2,011,258
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 85,115,689
      Contract owner maintenance charges............................................                   (934,174)
      Terminations and withdrawals..................................................                   (398,961)
      Annuity payments..............................................................                 (1,382,480)
      Transfers between subaccounts, net............................................                 25,642,380
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                108,042,454
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                110,053,712
      Net assets at beginning of year...............................................                  6,462,490
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             116,516,202
                                                                                      ==========================

(b)    Prior year new subaccount. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                            FVIT BALANCED
                                                                                            MANAGED RISK
                                                                                          PORTFOLIO (b)(c)
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (143,417)
      Capital gains distributions...................................................                        265
      Realized capital gain (loss) on sales of fund shares..........................                     24,951
      Change in unrealized appreciation/depreciation on investments during the year.                  1,023,732
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    905,531
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 38,281,907
      Contract owner maintenance charges............................................                   (305,301)
      Terminations and withdrawals..................................................                   (165,036)
      Annuity payments..............................................................                    (36,281)
      Transfers between subaccounts, net............................................                  7,449,964
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 45,225,253
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 46,130,784
      Net assets at beginning of year...............................................                  1,251,751
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              47,382,535
                                                                                      ==========================

                                                                                            FVIT BLACKROCK
                                                                                           GLOBAL ALLOCATION
                                                                                             MANAGED RISK
                                                                                             PORTFOLIO (b)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $               (555,575)
      Capital gains distributions...................................................                    117,364
      Realized capital gain (loss) on sales of fund shares..........................                     27,176
      Change in unrealized appreciation/depreciation on investments during the year.                 (1,202,346)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                 (1,613,381)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                138,375,040
      Contract owner maintenance charges............................................                 (1,510,662)
      Terminations and withdrawals..................................................                   (855,142)
      Annuity payments..............................................................                   (167,164)
      Transfers between subaccounts, net............................................                 33,783,742
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                169,625,814
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                168,012,433
      Net assets at beginning of year...............................................                  8,417,458
                                                                                      --------------------------
      Net assets at end of year.....................................................   $            176,429,891
                                                                                      ==========================

                                                                                             FVIT FRANKLIN
                                                                                          DIVIDEND AND INCOME
                                                                                             MANAGED RISK
                                                                                             PORTFOLIO (a)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (207,674)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      3,187
      Change in unrealized appreciation/depreciation on investments during the year.                  1,885,739
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  1,681,252
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 71,609,220
      Contract owner maintenance charges............................................                   (386,144)
      Terminations and withdrawals..................................................                   (168,528)
      Annuity payments..............................................................                   (244,705)
      Transfers between subaccounts, net............................................                 15,153,127
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 85,962,970
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 87,644,222
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              87,644,222
                                                                                      ==========================


                                                                                              FVIT GROWTH
                                                                                             MANAGED RISK
                                                                                             PORTFOLIO (a)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (665,037)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      1,379
      Change in unrealized appreciation/depreciation on investments during the year.                  3,588,387
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  2,924,729
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                218,671,160
      Contract owner maintenance charges............................................                 (1,129,211)
      Terminations and withdrawals..................................................                   (659,163)
      Annuity payments..............................................................                   (590,545)
      Transfers between subaccounts, net............................................                 41,547,258
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                257,839,499
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                260,764,228
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             260,764,228
                                                                                      ==========================


                                                                                             FVIT MODERATE
                                                                                          GROWTH MANAGED RISK
                                                                                             PORTFOLIO (a)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (158,818)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                       (794)
      Change in unrealized appreciation/depreciation on investments during the year.                  1,183,734
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  1,024,122
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 56,241,993
      Contract owner maintenance charges............................................                   (304,817)
      Terminations and withdrawals..................................................                   (142,036)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                  8,188,485
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 63,983,625
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 65,007,747
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              65,007,747
                                                                                      ==========================

(a)    New subaccount. See Note 1.

(b)    Prior year new subaccount. See Note 1.

(c)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                          FVIT SELECT ADVISOR
                                                                                             MANAGED RISK
                                                                                             PORTFOLIO (b)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $               (209,531)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     21,393
      Change in unrealized appreciation/depreciation on investments during the year.                  1,821,710
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  1,633,572
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 39,401,627
      Contract owner maintenance charges............................................                   (430,971)
      Terminations and withdrawals..................................................                   (165,718)
      Annuity payments..............................................................                    (39,564)
      Transfers between subaccounts, net............................................                  8,780,845
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 47,546,219
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 49,179,791
      Net assets at beginning of year...............................................                  2,404,467
                                                                                      --------------------------
      Net assets at end of year.....................................................   $             51,584,258
                                                                                      ==========================

                                                                                           FVIT WMC RESEARCH
                                                                                             MANAGED RISK
                                                                                             PORTFOLIO (b)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (227,840)
      Capital gains distributions...................................................                     41,525
      Realized capital gain (loss) on sales of fund shares..........................                     16,305
      Change in unrealized appreciation/depreciation on investments during the year.                  3,197,629
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  3,027,619
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 59,180,237
      Contract owner maintenance charges............................................                   (543,745)
      Terminations and withdrawals..................................................                   (238,735)
      Annuity payments..............................................................                   (100,726)
      Transfers between subaccounts, net............................................                 25,808,532
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 84,105,563
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 87,133,182
      Net assets at beginning of year...............................................                  1,813,276
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              88,946,458
                                                                                      ==========================


                                                                                          FRANKLIN INCOME VIP
                                                                                               FUND (c)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  40,118
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     (3,488)
      Change in unrealized appreciation/depreciation on investments during the year.                    (40,701)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (4,071)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,203,702
      Contract owner maintenance charges............................................                     (5,954)
      Terminations and withdrawals..................................................                   (142,750)
      Annuity payments..............................................................                   (117,339)
      Transfers between subaccounts, net............................................                    131,289
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,068,948
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,064,877
      Net assets at beginning of year...............................................                    415,316
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,480,193
                                                                                      ==========================

                                                                                            FRANKLIN RISING
                                                                                             DIVIDENDS VIP
                                                                                               FUND (c)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   7,280
      Capital gains distributions...................................................                     30,659
      Realized capital gain (loss) on sales of fund shares..........................                     28,646
      Change in unrealized appreciation/depreciation on investments during the year.                     56,521
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    123,106
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    669,367
      Contract owner maintenance charges............................................                    (29,530)
      Terminations and withdrawals..................................................                   (150,567)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    (63,404)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    425,866
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    548,972
      Net assets at beginning of year...............................................                  1,059,745
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,608,717
                                                                                      ==========================


                                                                                          FRANKLIN SMALL CAP
                                                                                          VALUE VIP FUND (c)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (4,467)
      Capital gains distributions...................................................                     75,874
      Realized capital gain (loss) on sales of fund shares..........................                      5,182
      Change in unrealized appreciation/depreciation on investments during the year.                    (78,379)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (1,790)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    311,406
      Contract owner maintenance charges............................................                    (17,520)
      Terminations and withdrawals..................................................                    (81,841)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    133,547
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    345,592
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    343,802
      Net assets at beginning of year...............................................                    848,854
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,192,656
                                                                                      ==========================

(b)    Prior year new subaccount. See Note 1.

(c)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                           FRANKLIN STRATEGIC
                                                                                           INCOME VIP FUND (c)
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  20,670
      Capital gains distributions....................................................                      9,333
      Realized capital gain (loss) on sales of fund shares...........................                       (287)
      Change in unrealized appreciation/depreciation on investments during the year..                    (42,578)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (12,862)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    647,185
      Contract owner maintenance charges.............................................                     (5,070)
      Terminations and withdrawals...................................................                     (8,688)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    182,176
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    815,603
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    802,741
      Net assets at beginning of year................................................                    343,553
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,146,294
                                                                                       ==========================


                                                                                            MUTUAL SHARES VIP
                                                                                                FUND (c)
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  34,004
      Capital gains distributions....................................................                     16,561
      Realized capital gain (loss) on sales of fund shares...........................                     73,406
      Change in unrealized appreciation/depreciation on investments during the year..                     58,985
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    182,956
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    303,333
      Contract owner maintenance charges.............................................                    (60,536)
      Terminations and withdrawals...................................................                   (373,329)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    496,615
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    366,083
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    549,039
      Net assets at beginning of year................................................                  2,367,577
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,916,616
                                                                                       ==========================


                                                                                            TEMPLETON FOREIGN
                                                                                           SECURITIES FUND (c)
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   7,447
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      9,273
      Change in unrealized appreciation/depreciation on investments during the year..                   (120,726)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (104,006)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     49,969
      Contract owner maintenance charges.............................................                    (18,748)
      Terminations and withdrawals...................................................                    (19,645)
      Annuity payments...............................................................                    (12,995)
      Transfers between subaccounts, net.............................................                    193,084
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    191,665
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     87,659
      Net assets at beginning of year................................................                    758,995
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 846,654
                                                                                       ==========================

                                                                                            TEMPLETON GLOBAL
                                                                                             BOND SECURITIES
                                                                                                FUND (c)
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  81,220
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     (1,596)
      Change in unrealized appreciation/depreciation on investments during the year..                    (73,719)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                      5,905
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    427,612
      Contract owner maintenance charges.............................................                    (19,058)
      Terminations and withdrawals...................................................                   (327,504)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                  1,484,709
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,565,759
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,571,664
      Net assets at beginning of year................................................                  1,145,471
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,717,135
                                                                                       ==========================


                                                                                            TEMPLETON GROWTH
                                                                                           SECURITIES FUND (c)
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                   7,034
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                      33,399
      Change in unrealized appreciation/depreciation on investments during the year..                     (97,098)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     (56,665)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     182,172
      Contract owner maintenance charges.............................................                     (40,854)
      Terminations and withdrawals...................................................                    (217,145)
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                     185,177
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     109,350
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                      52,685
      Net assets at beginning of year................................................                   1,531,034
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               1,583,719
                                                                                       ===========================

(c)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                          GOLDMAN SACHS GLOBAL
                                                                                            MARKETS NAVIGATOR
                                                                                                FUND (a)
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                     (31)
      Capital gains distributions....................................................                           7
      Realized capital gain (loss) on sales of fund shares...........................                        (322)
      Change in unrealized appreciation/depreciation on investments during the year..                          27
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                        (319)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                       3,553
      Contract owner maintenance charges.............................................                         (59)
      Terminations and withdrawals...................................................                          --
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                         407
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                       3,901
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                       3,582
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................   $                   3,582
                                                                                       ===========================

                                                                                             GOLDMAN SACHS
                                                                                            MULTI-STRATEGY
                                                                                             ALTERNATIVES
                                                                                             PORTFOLIO (a)
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   1,428
      Capital gains distributions....................................................                         35
      Realized capital gain (loss) on sales of fund shares...........................                        (52)
      Change in unrealized appreciation/depreciation on investments during the year..                     (6,675)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     (5,264)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    174,563
      Contract owner maintenance charges.............................................                       (481)
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     24,684
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    198,766
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    193,502
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 193,502
                                                                                       ==========================


                                                                                              GOLDMAN SACHS
                                                                                            STRATEGIC INCOME
                                                                                                FUND (a)
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   6,806
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                       (387)
      Change in unrealized appreciation/depreciation on investments during the year..                    (10,386)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     (3,967)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    420,610
      Contract owner maintenance charges.............................................                       (783)
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                        823
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    420,650
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    416,683
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 416,683
                                                                                       ==========================


                                                                                            HARTFORD CAPITAL
                                                                                            APPRECIATION HLS
                                                                                                  FUND
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   (1,490)
      Capital gains distributions....................................................                     271,713
      Realized capital gain (loss) on sales of fund shares...........................                      24,815
      Change in unrealized appreciation/depreciation on investments during the year..                    (198,890)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      96,148
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     561,517
      Contract owner maintenance charges.............................................                     (28,866)
      Terminations and withdrawals...................................................                     (20,329)
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                      31,337
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     543,659
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     639,807
      Net assets at beginning of year................................................                   1,326,545
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                1,966,352
                                                                                       ===========================



                                                                                         HARTFORD DIVIDEND AND
                                                                                            GROWTH HLS FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  18,095
      Capital gains distributions....................................................                    265,800
      Realized capital gain (loss) on sales of fund shares...........................                     22,777
      Change in unrealized appreciation/depreciation on investments during the year..                    (76,821)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    229,851
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    482,561
      Contract owner maintenance charges.............................................                    (32,576)
      Terminations and withdrawals...................................................                    (21,996)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                   (325,242)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    102,747
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    332,598
      Net assets at beginning of year................................................                  1,850,455
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,183,053
                                                                                       ==========================

(a)    New subaccount. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                            HARTFORD GROWTH
                                                                                           OPPORTUNITIES HLS
                                                                                              FUND (a)(d)
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (2,256)
      Capital gains distributions....................................................                     94,505
      Realized capital gain (loss) on sales of fund shares...........................                    (40,674)
      Change in unrealized appreciation/depreciation on investments during the year..                    (32,966)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     18,609
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     15,105
      Contract owner maintenance charges.............................................                       (793)
      Terminations and withdrawals...................................................                     14,638
      Annuity payments...............................................................                     (7,556)
      Transfers between subaccounts, net.............................................                    169,639
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    191,033
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    209,642
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 209,642
                                                                                       ==========================


                                                                                          HARTFORD HIGH YIELD
                                                                                               HLS FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   7,237
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                       (897)
      Change in unrealized appreciation/depreciation on investments during the year..                     (8,687)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     (2,347)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    137,460
      Contract owner maintenance charges.............................................                       (509)
      Terminations and withdrawals...................................................                        (40)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     49,008
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    185,919
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    183,572
      Net assets at beginning of year................................................                     19,919
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 203,491
                                                                                       ==========================


                                                                                          HARTFORD INDEX HLS
                                                                                               FUND (d)
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   5,831
      Capital gains distributions....................................................                    112,382
      Realized capital gain (loss) on sales of fund shares...........................                    240,511
      Change in unrealized appreciation/depreciation on investments during the year..                    (59,559)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    299,165
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    257,261
      Contract owner maintenance charges.............................................                    (64,903)
      Terminations and withdrawals...................................................                 (1,693,205)
      Annuity payments...............................................................                    (27,508)
      Transfers between subaccounts, net.............................................                  3,828,407
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  2,300,052
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  2,599,217
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,599,217
                                                                                       ==========================

                                                                                        HARTFORD INTERNATIONAL
                                                                                           OPPORTUNITIES HLS
                                                                                                 FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  10,110
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      4,849
      Change in unrealized appreciation/depreciation on investments during the year..                    (53,263)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (38,304)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    101,262
      Contract owner maintenance charges.............................................                    (14,428)
      Terminations and withdrawals...................................................                     (7,005)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    (34,986)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     44,843
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                      6,539
      Net assets at beginning of year................................................                    738,394
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 744,933
                                                                                       ==========================

                                                                                          HARTFORD PORTFOLIO
                                                                                            DIVERSIFIER HLS
                                                                                               FUND (d)
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                 (49,857)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                 (1,593,620)
      Change in unrealized appreciation/depreciation on investments during the year..                    660,367
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (983,110)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,263,726
      Contract owner maintenance charges.............................................                   (814,591)
      Terminations and withdrawals...................................................                   (596,139)
      Annuity payments...............................................................                 (1,100,993)
      Transfers between subaccounts, net.............................................                 33,839,556
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 32,591,559
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 31,608,449
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $              31,608,449
                                                                                       ==========================

(a)    New subaccount. See Note 1.

(d)    Merger. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                        HARTFORD TOTAL RETURN
                                                                                            BOND HLS FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  27,915
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      1,663
      Change in unrealized appreciation/depreciation on investments during the year.                     26,615
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     56,193
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    352,354
      Contract owner maintenance charges............................................                    (11,488)
      Terminations and withdrawals..................................................                    (18,009)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     43,353
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    366,210
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    422,403
      Net assets at beginning of year...............................................                  1,057,547
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,479,950
                                                                                      ==========================


                                                                                         HARTFORD VALUE HLS
                                                                                                FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     899
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     16,502
      Change in unrealized appreciation/depreciation on investments during the year.                     12,245
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     29,646
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     43,515
      Contract owner maintenance charges............................................                     (5,719)
      Terminations and withdrawals..................................................                       (780)
      Annuity payments..............................................................                    (13,235)
      Transfers between subaccounts, net............................................                    (63,923)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    (40,142)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    (10,496)
      Net assets at beginning of year...............................................                    333,102
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 322,606
                                                                                      ==========================

                                                                                             HUNTINGTON VA
                                                                                           DIVIDEND CAPTURE
                                                                                               FUND (d)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  44,379
      Capital gains distributions...................................................                     12,565
      Realized capital gain (loss) on sales of fund shares..........................                     18,083
      Change in unrealized appreciation/depreciation on investments during the year.                     (4,504)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     70,523
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     17,516
      Contract owner maintenance charges............................................                    (20,615)
      Terminations and withdrawals..................................................                   (200,276)
      Annuity payments..............................................................                     (5,046)
      Transfers between subaccounts, net............................................                    446,537
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    238,116
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    308,639
      Net assets at beginning of year...............................................                    464,056
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 772,695
                                                                                      ==========================


                                                                                            HUNTINGTON VA
                                                                                           GROWTH FUND (e)
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      (3)
      Capital gains distributions...................................................                      4,181
      Realized capital gain (loss) on sales of fund shares..........................                     (3,887)
      Change in unrealized appreciation/depreciation on investments during the year.                       (437)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                       (146)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                        (19)
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     (5,012)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     (5,031)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     (5,177)
      Net assets at beginning of year...............................................                      5,177
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                      --
                                                                                      ==========================

                                                                                            HUNTINGTON VA
                                                                                        INTERNATIONAL EQUITY
                                                                                                FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   2,902
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      3,569
      Change in unrealized appreciation/depreciation on investments during the year.                    (22,668)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (16,197)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                      4,379
      Contract owner maintenance charges............................................                     (5,223)
      Terminations and withdrawals..................................................                     (1,257)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    (21,069)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    (23,170)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    (39,367)
      Net assets at beginning of year...............................................                    243,522
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 204,155
                                                                                      ==========================

(d)    Merger. See Note 1.

(e)    Liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                             HUNTINGTON VA
                                                                                          MORTGAGE SECURITIES
                                                                                               FUND (e)
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                     319
      Capital gains distributions....................................................                        197
      Realized capital gain (loss) on sales of fund shares...........................                       (707)
      Change in unrealized appreciation/depreciation on investments during the year..                        250
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                         59
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                         --
      Contract owner maintenance charges.............................................                        (30)
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     (7,818)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     (7,848)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     (7,789)
      Net assets at beginning of year................................................                      7,789
                                                                                       --------------------------
      Net assets at end of year......................................................  $                      --
                                                                                       ==========================

                                                                                             HUNTINGTON VA
                                                                                           ROTATING MARKETS
                                                                                               FUND (e)
                                                                                                 2014
                                                                                       -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                      --
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                         --
      Change in unrealized appreciation/depreciation on investments during the year..                         --
                                                                                       -------------------------
      Net increase (decrease) in net assets from operations..........................                         --
                                                                                       -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                         --
      Contract owner maintenance charges.............................................                         --
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                         --
                                                                                       -------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                         --
                                                                                       -------------------------
      Net increase (decrease) in net assets..........................................                         --
      Net assets at beginning of year................................................                         --
                                                                                       -------------------------
      Net assets at end of year......................................................  $                      --
                                                                                       =========================


                                                                                          HUNTINGTON VA SITUS
                                                                                               FUND (d)
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                      43
      Capital gains distributions....................................................                      9,180
      Realized capital gain (loss) on sales of fund shares...........................                     (8,646)
      Change in unrealized appreciation/depreciation on investments during the year..                     (1,086)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                       (509)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                         --
      Contract owner maintenance charges.............................................                       (180)
      Terminations and withdrawals...................................................                        857
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     13,628
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     14,305
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     13,796
      Net assets at beginning of year................................................                      8,110
                                                                                       --------------------------
      Net assets at end of year......................................................  $                  21,906
                                                                                       ==========================


                                                                                         INVESCO V.I. BALANCED
                                                                                         RISK ALLOCATION FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (7,428)
      Capital gains distributions....................................................                     53,772
      Realized capital gain (loss) on sales of fund shares...........................                     (2,624)
      Change in unrealized appreciation/depreciation on investments during the year..                     (9,725)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     33,995
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    980,157
      Contract owner maintenance charges.............................................                     (5,907)
      Terminations and withdrawals...................................................                    (28,246)
      Annuity payments...............................................................                    (17,849)
      Transfers between subaccounts, net.............................................                    (95,544)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    832,611
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    866,606
      Net assets at beginning of year................................................                    654,468
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,521,074
                                                                                       ==========================


                                                                                            INVESCO V.I. CORE
                                                                                               EQUITY FUND
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (1,116)
      Capital gains distributions....................................................                      3,056
      Realized capital gain (loss) on sales of fund shares...........................                     14,290
      Change in unrealized appreciation/depreciation on investments during the year..                     28,402
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     44,632
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    181,321
      Contract owner maintenance charges.............................................                    (10,718)
      Terminations and withdrawals...................................................                     (1,085)
      Annuity payments...............................................................                    (19,749)
      Transfers between subaccounts, net.............................................                    (53,686)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     96,083
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    140,715
      Net assets at beginning of year................................................                    553,175
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 693,890
                                                                                       ==========================

(d)    Merger. See Note 1.

(e)    Liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                            INVESCO V.I.
                                                                                        INTERNATIONAL GROWTH
                                                                                                FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  11,540
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     48,827
      Change in unrealized appreciation/depreciation on investments during the year.                    (67,026)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (6,659)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    210,517
      Contract owner maintenance charges............................................                    (42,382)
      Terminations and withdrawals..................................................                    (34,830)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    (37,815)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     95,490
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     88,831
      Net assets at beginning of year...............................................                  2,057,611
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,146,442
                                                                                      ==========================



                                                                                        INVESCO V.I. MID CAP
                                                                                          CORE EQUITY FUND
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 (4,592)
      Capital gains distributions...................................................                    82,523
      Realized capital gain (loss) on sales of fund shares..........................                   (41,865)
      Change in unrealized appreciation/depreciation on investments during the year.                   (47,480)
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                   (11,414)
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                   422,659
      Contract owner maintenance charges............................................                    (4,427)
      Terminations and withdrawals..................................................                   (11,904)
      Annuity payments..............................................................                        --
      Transfers between subaccounts, net............................................                   (92,807)
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   313,521
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                   302,107
      Net assets at beginning of year...............................................                   273,911
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                576,018
                                                                                      =========================



                                                                                          INVESCO V.I. MONEY
                                                                                              MARKET FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (4,816)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (4,816)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,398,336
      Contract owner maintenance charges............................................                     (2,415)
      Terminations and withdrawals..................................................                       (621)
      Annuity payments..............................................................                        448
      Transfers between subaccounts, net............................................                   (680,578)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    715,170
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    710,354
      Net assets at beginning of year...............................................                     83,464
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 793,818
                                                                                      ==========================



                                                                                        INVESCO V.I. SMALL CAP
                                                                                              EQUITY FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (5,710)
      Capital gains distributions...................................................                     61,869
      Realized capital gain (loss) on sales of fund shares..........................                        557
      Change in unrealized appreciation/depreciation on investments during the year.                    (49,343)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                      7,373
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    177,239
      Contract owner maintenance charges............................................                     (6,230)
      Terminations and withdrawals..................................................                    (13,956)
      Annuity payments..............................................................                     (6,458)
      Transfers between subaccounts, net............................................                    (12,912)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    137,683
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    145,056
      Net assets at beginning of year...............................................                    596,790
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 741,846
                                                                                      ==========================


                                                                                             LORD ABBETT
                                                                                           BOND-DEBENTURE
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  39,901
      Capital gains distributions...................................................                     25,586
      Realized capital gain (loss) on sales of fund shares..........................                       (385)
      Change in unrealized appreciation/depreciation on investments during the year.                    (47,542)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     17,560
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    473,831
      Contract owner maintenance charges............................................                     (6,603)
      Terminations and withdrawals..................................................                   (129,187)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    177,136
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    515,177
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    532,737
      Net assets at beginning of year...............................................                    471,012
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,003,749
                                                                                      ==========================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                               LORD ABBETT
                                                                                           FUNDAMENTAL EQUITY
                                                                                                PORTFOLIO
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   (9,619)
      Capital gains distributions....................................................                     415,288
      Realized capital gain (loss) on sales of fund shares...........................                     (29,123)
      Change in unrealized appreciation/depreciation on investments during the year..                    (224,325)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     152,221
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     150,533
      Contract owner maintenance charges.............................................                     (43,488)
      Terminations and withdrawals...................................................                     (28,351)
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                    (447,963)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    (369,269)
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                    (217,048)
      Net assets at beginning of year................................................                   2,421,261
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                2,204,213
                                                                                       ===========================


                                                                                           LORD ABBETT GROWTH
                                                                                              OPPORTUNITIES
                                                                                                PORTFOLIO
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                  (2,650)
      Capital gains distributions....................................................                      91,325
      Realized capital gain (loss) on sales of fund shares...........................                      (2,693)
      Change in unrealized appreciation/depreciation on investments during the year..                     (60,336)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      25,646
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     261,682
      Contract owner maintenance charges.............................................                      (2,140)
      Terminations and withdrawals...................................................                      (2,926)
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                     (27,757)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     228,859
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     254,505
      Net assets at beginning of year................................................                     202,828
                                                                                       ---------------------------
      Net assets at end of year......................................................   $                 457,333
                                                                                       ===========================




                                                                                            MFS GROWTH SERIES
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                 (14,956)
      Capital gains distributions....................................................                     138,612
      Realized capital gain (loss) on sales of fund shares...........................                      51,860
      Change in unrealized appreciation/depreciation on investments during the year..                     (18,001)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     157,515
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     411,968
      Contract owner maintenance charges.............................................                     (30,624)
      Terminations and withdrawals...................................................                     (15,364)
      Annuity payments...............................................................                     (16,585)
      Transfers between subaccounts, net.............................................                    (165,599)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     183,796
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     341,311
      Net assets at beginning of year................................................                   1,680,744
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               2,022,055
                                                                                       ===========================



                                                                                           MFS INTERNATIONAL
                                                                                            VALUE PORTFOLIO
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  10,008
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                    (12,746)
      Change in unrealized appreciation/depreciation on investments during the year..                    (13,055)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (15,793)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    362,399
      Contract owner maintenance charges.............................................                     (5,421)
      Terminations and withdrawals...................................................                     (5,526)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    (59,066)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    292,386
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    276,593
      Net assets at beginning of year................................................                    513,150
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 789,743
                                                                                       ==========================



                                                                                              MFS INVESTORS
                                                                                              TRUST SERIES
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                      --
      Capital gains distributions....................................................                     50,595
      Realized capital gain (loss) on sales of fund shares...........................                      3,700
      Change in unrealized appreciation/depreciation on investments during the year..                      5,700
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     59,995
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     82,057
      Contract owner maintenance charges.............................................                     (5,448)
      Terminations and withdrawals...................................................                     (5,939)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    (13,793)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     56,877
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    116,872
      Net assets at beginning of year................................................                    542,316
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 659,188
                                                                                       ==========================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                            MFS NEW DISCOVERY
                                                                                                 SERIES
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (7,811)
      Capital gains distributions....................................................                    220,370
      Realized capital gain (loss) on sales of fund shares...........................                    (70,648)
      Change in unrealized appreciation/depreciation on investments during the year..                   (216,331)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (74,420)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    363,514
      Contract owner maintenance charges.............................................                    (14,205)
      Terminations and withdrawals...................................................                    (13,868)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    (87,940)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    247,501
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    173,081
      Net assets at beginning of year................................................                    727,918
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 900,999
                                                                                       ==========================



                                                                                            MFS VALUE SERIES
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   9,957
      Capital gains distributions....................................................                     70,623
      Realized capital gain (loss) on sales of fund shares...........................                     48,496
      Change in unrealized appreciation/depreciation on investments during the year..                     73,260
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    202,336
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    271,928
      Contract owner maintenance charges.............................................                    (53,399)
      Terminations and withdrawals...................................................                    (67,713)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    123,880
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    274,696
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    477,032
      Net assets at beginning of year................................................                  1,844,933
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,321,965
                                                                                       ==========================


                                                                                             PIMCO ALL ASSET
                                                                                                PORTFOLIO
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  24,287
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                       (311)
      Change in unrealized appreciation/depreciation on investments during the year..                    (43,431)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (19,455)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    390,569
      Contract owner maintenance charges.............................................                     (3,061)
      Terminations and withdrawals...................................................                    (28,497)
      Annuity payments...............................................................                    (17,592)
      Transfers between subaccounts, net.............................................                    100,680
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    442,099
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    422,644
      Net assets at beginning of year................................................                    249,071
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 671,715
                                                                                       ==========================


                                                                                                PIMCO EQS
                                                                                          PATHFINDER PORTFOLIO
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   (9,541)
      Capital gains distributions....................................................                      18,018
      Realized capital gain (loss) on sales of fund shares...........................                      53,957
      Change in unrealized appreciation/depreciation on investments during the year..                     (40,040)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      22,394
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                       9,231
      Contract owner maintenance charges.............................................                     (30,382)
      Terminations and withdrawals...................................................                     (33,951)
      Annuity payments...............................................................                     (24,230)
      Transfers between subaccounts, net.............................................                    (200,320)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    (279,652)
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                    (257,258)
      Net assets at beginning of year................................................                   1,389,777
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                1,132,519
                                                                                       ===========================


                                                                                          PIMCO TOTAL RETURN
                                                                                               PORTFOLIO
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  23,874
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                       (695)
      Change in unrealized appreciation/depreciation on investments during the year..                     32,390
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     55,569
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    627,858
      Contract owner maintenance charges.............................................                    (15,738)
      Terminations and withdrawals...................................................                     (9,616)
      Annuity payments...............................................................                    (68,381)
      Transfers between subaccounts, net.............................................                     43,064
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    577,187
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    632,756
      Net assets at beginning of year................................................                  1,514,595
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,147,351
                                                                                       ==========================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                            PUTNAM VT EQUITY
                                                                                               INCOME FUND
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   7,400
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     27,036
      Change in unrealized appreciation/depreciation on investments during the year..                     73,484
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    107,920
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    236,873
      Contract owner maintenance charges.............................................                    (12,658)
      Terminations and withdrawals...................................................                     (3,762)
      Annuity payments...............................................................                    (13,261)
      Transfers between subaccounts, net.............................................                    (42,051)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    165,141
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    273,061
      Net assets at beginning of year................................................                    854,797
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,127,858
                                                                                       ==========================



                                                                                           PUTNAM VT INCOME
                                                                                                 FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  51,302
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      2,169
      Change in unrealized appreciation/depreciation on investments during the year..                       (867)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     52,604
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    244,102
      Contract owner maintenance charges.............................................                     (9,171)
      Terminations and withdrawals...................................................                     (7,776)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    117,507
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    344,662
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    397,266
      Net assets at beginning of year................................................                    931,436
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,328,702
                                                                                       ==========================



                                                                                           PUTNAM VT VOYAGER
                                                                                                 FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (2,005)
      Capital gains distributions....................................................                     25,215
      Realized capital gain (loss) on sales of fund shares...........................                     71,510
      Change in unrealized appreciation/depreciation on investments during the year..                     18,448
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    113,168
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    264,563
      Contract owner maintenance charges.............................................                    (26,631)
      Terminations and withdrawals...................................................                    (20,922)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                   (311,752)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    (94,742)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     18,426
      Net assets at beginning of year................................................                  1,261,848
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,280,274
                                                                                       ==========================


                                                                                           TOPS MANAGED RISK
                                                                                             BALANCED ETF
                                                                                               PORTFOLIO
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  91,540
      Capital gains distributions....................................................                    454,377
      Realized capital gain (loss) on sales of fund shares...........................                    460,624
      Change in unrealized appreciation/depreciation on investments during the year..                    126,083
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                  1,132,624
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 14,670,550
      Contract owner maintenance charges.............................................                 (1,283,192)
      Terminations and withdrawals...................................................                 (1,299,566)
      Annuity payments...............................................................                 (1,203,295)
      Transfers between subaccounts, net.............................................                  5,543,619
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 16,428,116
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 17,560,740
      Net assets at beginning of year................................................                 40,517,497
                                                                                       --------------------------
      Net assets at end of year......................................................  $              58,078,237
                                                                                       ==========================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  YEARS ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                           TOPS MANAGED RISK
                                                                                         GROWTH ETF PORTFOLIO
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                (320,199)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                  1,058,837
      Change in unrealized appreciation/depreciation on investments during the year..                    (48,365)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    690,273
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 73,305,157
      Contract owner maintenance charges.............................................                 (4,246,090)
      Terminations and withdrawals...................................................                 (2,197,071)
      Annuity payments...............................................................                   (906,767)
      Transfers between subaccounts, net.............................................                  6,295,068
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 72,250,297
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 72,940,570
      Net assets at beginning of year................................................                133,130,668
                                                                                       --------------------------
      Net assets at end of year......................................................  $             206,071,238
                                                                                       ==========================

                                                                                            TOPS MANAGED RISK
                                                                                             MODERATE GROWTH
                                                                                              ETF PORTFOLIO
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   81,304
      Capital gains distributions....................................................                   1,501,512
      Realized capital gain (loss) on sales of fund shares...........................                   1,406,396
      Change in unrealized appreciation/depreciation on investments during the year..                    (767,905)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                   2,221,307
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  30,011,270
      Contract owner maintenance charges.............................................                  (2,779,370)
      Terminations and withdrawals...................................................                  (1,650,085)
      Annuity payments...............................................................                  (1,993,483)
      Transfers between subaccounts, net.............................................                   1,874,586
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  25,462,918
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                  27,684,225
      Net assets at beginning of year................................................                 101,174,719
                                                                                       ---------------------------
      Net assets at end of year......................................................  $              128,858,944
                                                                                       ===========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                         AMERICAN CENTURY VP
                                                                                             GROWTH FUND
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (2,534)
      Capital gains distributions...................................................                      1,729
      Realized capital gain (loss) on sales of fund shares..........................                     42,188
      Change in unrealized appreciation/depreciation on investments during the year.                    205,016
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    246,399
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  2,256,393
      Contract owner maintenance charges............................................                    (13,340)
      Terminations and withdrawals..................................................                     (3,361)
      Annuity payments..............................................................                   (185,017)
      Transfers between subaccounts, net............................................                     10,895
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  2,065,570
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  2,311,969
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,311,969
                                                                                      ==========================


                                                                                         AMERICAN CENTURY VP
                                                                                            MID CAP VALUE
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     663
      Capital gains distributions...................................................                         74
      Realized capital gain (loss) on sales of fund shares..........................                        932
      Change in unrealized appreciation/depreciation on investments during the year.                     42,201
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     43,870
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    479,006
      Contract owner maintenance charges............................................                     (3,737)
      Terminations and withdrawals..................................................                     (1,963)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     88,804
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    562,110
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    605,980
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 605,980
                                                                                      ==========================


                                                                                          AMERICAN CENTURY VP
                                                                                              VALUE FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   1,567
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      3,476
      Change in unrealized appreciation/depreciation on investments during the year.                     34,293
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     39,336
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    498,365
      Contract owner maintenance charges............................................                     (1,273)
      Terminations and withdrawals..................................................                       (729)
      Annuity payments..............................................................                    (53,548)
      Transfers between subaccounts, net............................................                     84,853
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    527,668
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    567,004
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 567,004
                                                                                      ==========================

                                                                                            AMERICAN FUNDS
                                                                                           GLOBAL GROWTH AND
                                                                                              INCOME FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  17,967
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      2,075
      Change in unrealized appreciation/depreciation on investments during the year.                     20,846
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     40,888
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    626,452
      Contract owner maintenance charges............................................                       (975)
      Terminations and withdrawals..................................................                       (219)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                   (108,918)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    516,340
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    557,228
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 557,228
                                                                                      ==========================


                                                                                            AMERICAN FUNDS
                                                                                              GROWTH FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  18,982
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     16,788
      Change in unrealized appreciation/depreciation on investments during the year.                    397,560
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    433,330
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  3,770,386
      Contract owner maintenance charges............................................                    (24,826)
      Terminations and withdrawals..................................................                    (15,745)
      Annuity payments..............................................................                    (70,948)
      Transfers between subaccounts, net............................................                    640,078
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  4,298,945
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  4,732,275
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               4,732,275
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                           AMERICAN FUNDS
                                                                                         GROWTH-INCOME FUND
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  23,571
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     15,685
      Change in unrealized appreciation/depreciation on investments during the year.                    242,085
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    281,341
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  2,208,693
      Contract owner maintenance charges............................................                    (16,428)
      Terminations and withdrawals..................................................                    (12,014)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    637,526
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  2,817,777
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  3,099,118
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               3,099,118
                                                                                      ==========================


                                                                                           AMERICAN FUNDS
                                                                                         INTERNATIONAL FUND
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  16,489
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      5,708
      Change in unrealized appreciation/depreciation on investments during the year.                    143,754
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    165,951
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,556,694
      Contract owner maintenance charges............................................                     (9,108)
      Terminations and withdrawals..................................................                     (6,554)
      Annuity payments..............................................................                    (40,037)
      Transfers between subaccounts, net............................................                    280,616
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,781,611
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,947,562
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,947,562
                                                                                      ==========================

                                                                                            AMERICAN FUNDS
                                                                                          MANAGED RISK ASSET
                                                                                            ALLOCATION FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $               1,047,804
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     28,795
      Change in unrealized appreciation/depreciation on investments during the year.                  5,850,117
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  6,926,716
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                138,092,258
      Contract owner maintenance charges............................................                   (500,258)
      Terminations and withdrawals..................................................                   (319,493)
      Annuity payments..............................................................                   (282,843)
      Transfers between subaccounts, net............................................                 20,446,161
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                157,435,825
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                164,362,541
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             164,362,541
                                                                                      ==========================


                                                                                            AMERICAN FUNDS
                                                                                            NEW WORLD FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   1,132
      Capital gains distributions...................................................                        198
      Realized capital gain (loss) on sales of fund shares..........................                         44
      Change in unrealized appreciation/depreciation on investments during the year.                      6,633
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                      8,007
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    158,164
      Contract owner maintenance charges............................................                       (111)
      Terminations and withdrawals..................................................                     (1,176)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     13,222
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    170,099
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    178,106
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 178,106
                                                                                      ==========================


                                                                                           BLACKROCK CAPITAL
                                                                                        APPRECIATION V.I. FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (2,738)
      Capital gains distributions...................................................                    130,753
      Realized capital gain (loss) on sales of fund shares..........................                     12,599
      Change in unrealized appreciation/depreciation on investments during the year.                      9,302
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    149,916
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    759,858
      Contract owner maintenance charges............................................                     (7,027)
      Terminations and withdrawals..................................................                     (4,847)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     80,257
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    828,241
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    978,157
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 978,157
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                           BLACKROCK EQUITY
                                                                                          DIVIDEND V.I. FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  10,622
      Capital gains distributions...................................................                     23,209
      Realized capital gain (loss) on sales of fund shares..........................                      5,095
      Change in unrealized appreciation/depreciation on investments during the year.                     97,389
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    136,315
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,195,840
      Contract owner maintenance charges............................................                    (10,927)
      Terminations and withdrawals..................................................                     (7,461)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    362,398
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,539,850
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,676,165
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,676,165
                                                                                      ==========================


                                                                                           BLACKROCK GLOBAL
                                                                                         ALLOCATION V.I. FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   9,043
      Capital gains distributions...................................................                     44,613
      Realized capital gain (loss) on sales of fund shares..........................                      1,370
      Change in unrealized appreciation/depreciation on investments during the year.                      4,854
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     59,880
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    926,411
      Contract owner maintenance charges............................................                     (3,048)
      Terminations and withdrawals..................................................                    (11,796)
      Annuity payments..............................................................                    (35,958)
      Transfers between subaccounts, net............................................                    313,036
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,188,645
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,248,525
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,248,525
                                                                                      ==========================


                                                                                        BLACKROCK HIGH YIELD
                                                                                              V.I. FUND
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   4,929
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                        393
      Change in unrealized appreciation/depreciation on investments during the year.                      7,397
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     12,719
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    440,192
      Contract owner maintenance charges............................................                       (989)
      Terminations and withdrawals..................................................                       (566)
      Annuity payments..............................................................                    (38,369)
      Transfers between subaccounts, net............................................                     71,401
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    471,669
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    484,388
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 484,388
                                                                                      ==========================

                                                                                           BLACKROCK U.S.
                                                                                           GOVERNMENT BOND
                                                                                              V.I. FUND
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     (37)
      Capital gains distributions...................................................                         88
      Realized capital gain (loss) on sales of fund shares..........................                        (94)
      Change in unrealized appreciation/depreciation on investments during the year.                       (575)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                       (618)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    113,285
      Contract owner maintenance charges............................................                         (1)
      Terminations and withdrawals..................................................                    (14,697)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                        550
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     99,137
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     98,519
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                  98,519
                                                                                      ==========================

                                                                                         FVIT AMERICAN FUNDS
                                                                                            MANAGED RISK
                                                                                            PORTFOLIO (b)
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (2,640)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                     90,298
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     87,658
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  6,318,939
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                       (361)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     56,254
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  6,374,832
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  6,462,490
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               6,462,490
                                                                                      ==========================

(b)    Prior year new subaccount. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                               FVIT BALANCED
                                                                                               MANAGED RISK
                                                                                             PORTFOLIO (b)(c)
                                                                                                   2013
                                                                                        ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)....................................................  $                     (346)
      Capital gains distributions.....................................................                          --
      Realized capital gain (loss) on sales of fund shares............................                          --
      Change in unrealized appreciation/depreciation on investments during the year...                       9,821
                                                                                        ---------------------------
      Net increase (decrease) in net assets from operations...........................                       9,475
                                                                                        ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.......................................................                   1,166,204
      Contract owner maintenance charges..............................................                          --
      Terminations and withdrawals....................................................                      (2,339)
      Annuity payments................................................................                          --
      Transfers between subaccounts, net..............................................                      78,411
                                                                                        ---------------------------
      Net increase (decrease) in net assets from contract owner transactions..........                   1,242,276
                                                                                        ---------------------------
      Net increase (decrease) in net assets...........................................                   1,251,751
      Net assets at beginning of year.................................................                          --
                                                                                        ---------------------------
      Net assets at end of year.......................................................  $                1,251,751
                                                                                        ===========================

                                                                                              FVIT BLACKROCK
                                                                                             GLOBAL ALLOCATION
                                                                                               MANAGED RISK
                                                                                               PORTFOLIO (b)
                                                                                                   2013
                                                                                        ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)....................................................   $                  (3,264)
      Capital gains distributions.....................................................                          --
      Realized capital gain (loss) on sales of fund shares............................                          (2)
      Change in unrealized appreciation/depreciation on investments during the year...                      98,865
                                                                                        ---------------------------
      Net increase (decrease) in net assets from operations...........................                      95,599
                                                                                        ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.......................................................                   7,667,415
      Contract owner maintenance charges..............................................                          --
      Terminations and withdrawals....................................................                        (858)
      Annuity payments................................................................                          --
      Transfers between subaccounts, net..............................................                     655,302
                                                                                        ---------------------------
      Net increase (decrease) in net assets from contract owner transactions..........                   8,321,859
                                                                                        ---------------------------
      Net increase (decrease) in net assets...........................................                   8,417,458
      Net assets at beginning of year.................................................                          --
                                                                                        ---------------------------
      Net assets at end of year.......................................................   $               8,417,458
                                                                                        ===========================


                                                                                           FVIT SELECT ADVISOR
                                                                                              MANAGED RISK
                                                                                              PORTFOLIO (b)
                                                                                                  2013
                                                                                        --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)....................................................  $                    (870)
      Capital gains distributions.....................................................                         --
      Realized capital gain (loss) on sales of fund shares............................                          2
      Change in unrealized appreciation/depreciation on investments during the year...                     31,294
                                                                                        --------------------------
      Net increase (decrease) in net assets from operations...........................                     30,426
                                                                                        --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.......................................................                  2,084,998
      Contract owner maintenance charges..............................................                         --
      Terminations and withdrawals....................................................                     (2,213)
      Annuity payments................................................................                         --
      Transfers between subaccounts, net..............................................                    291,256
                                                                                        --------------------------
      Net increase (decrease) in net assets from contract owner transactions..........                  2,374,041
                                                                                        --------------------------
      Net increase (decrease) in net assets...........................................                  2,404,467
      Net assets at beginning of year.................................................                         --
                                                                                        --------------------------
      Net assets at end of year.......................................................  $               2,404,467
                                                                                        ==========================


                                                                                             FVIT WMC RESEARCH
                                                                                               MANAGED RISK
                                                                                               PORTFOLIO (b)
                                                                                                   2013
                                                                                        ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)....................................................  $                     (588)
      Capital gains distributions.....................................................                          --
      Realized capital gain (loss) on sales of fund shares............................                           2
      Change in unrealized appreciation/depreciation on investments during the year...                      25,416
                                                                                        ---------------------------
      Net increase (decrease) in net assets from operations...........................                      24,830
                                                                                        ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.......................................................                   1,433,945
      Contract owner maintenance charges..............................................                      (1,250)
      Terminations and withdrawals....................................................                        (360)
      Annuity payments................................................................                          --
      Transfers between subaccounts, net..............................................                     356,111
                                                                                        ---------------------------
      Net increase (decrease) in net assets from contract owner transactions..........                   1,788,446
                                                                                        ---------------------------
      Net increase (decrease) in net assets...........................................                   1,813,276
      Net assets at beginning of year.................................................                          --
                                                                                        ---------------------------
      Net assets at end of year.......................................................  $                1,813,276
                                                                                        ===========================



                                                                                            FRANKLIN INCOME VIP
                                                                                                 FUND (c)
                                                                                                   2013
                                                                                        --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)....................................................  $                    (614)
      Capital gains distributions.....................................................                         --
      Realized capital gain (loss) on sales of fund shares............................                         19
      Change in unrealized appreciation/depreciation on investments during the year...                     17,282
                                                                                        --------------------------
      Net increase (decrease) in net assets from operations...........................                     16,687
                                                                                        --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.......................................................                    398,846
      Contract owner maintenance charges..............................................                        (71)
      Terminations and withdrawals....................................................                        (86)
      Annuity payments................................................................                         --
      Transfers between subaccounts, net..............................................                        (60)
                                                                                        --------------------------
      Net increase (decrease) in net assets from contract owner transactions..........                    398,629
                                                                                        --------------------------
      Net increase (decrease) in net assets...........................................                    415,316
      Net assets at beginning of year.................................................                         --
                                                                                        --------------------------
      Net assets at end of year.......................................................  $                 415,316
                                                                                        ==========================

(b)    Prior year new subaccount. See Note 1.

(c)    Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                             FRANKLIN RISING
                                                                                              DIVIDENDS VIP
                                                                                                FUND (c)
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                     761
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      6,162
      Change in unrealized appreciation/depreciation on investments during the year..                     77,993
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     84,916
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    758,304
      Contract owner maintenance charges.............................................                     (7,467)
      Terminations and withdrawals...................................................                     (2,986)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    226,978
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    974,829
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,059,745
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,059,745
                                                                                       ==========================


                                                                                           FRANKLIN SMALL CAP
                                                                                           VALUE VIP FUND (c)
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                    (236)
      Capital gains distributions....................................................                      3,284
      Realized capital gain (loss) on sales of fund shares...........................                      6,775
      Change in unrealized appreciation/depreciation on investments during the year..                     81,170
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     90,993
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    641,129
      Contract owner maintenance charges.............................................                     (4,236)
      Terminations and withdrawals...................................................                     (2,773)
      Annuity payments...............................................................                    (16,011)
      Transfers between subaccounts, net.............................................                    139,752
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    757,861
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    848,854
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 848,854
                                                                                       ==========================


                                                                                           FRANKLIN STRATEGIC
                                                                                           INCOME VIP FUND (c)
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   2,051
      Capital gains distributions....................................................                        680
      Realized capital gain (loss) on sales of fund shares...........................                       (562)
      Change in unrealized appreciation/depreciation on investments during the year..                      2,748
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                      4,917
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    329,637
      Contract owner maintenance charges.............................................                       (721)
      Terminations and withdrawals...................................................                       (413)
      Annuity payments...............................................................                    (22,848)
      Transfers between subaccounts, net.............................................                     32,981
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    338,636
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    343,553
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 343,553
                                                                                       ==========================


                                                                                            MUTUAL SHARES VIP
                                                                                                FUND (c)
                                                                                                  2013
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                  15,351
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                       8,725
      Change in unrealized appreciation/depreciation on investments during the year..                     141,697
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     165,773
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                   1,490,872
      Contract owner maintenance charges.............................................                     (15,797)
      Terminations and withdrawals...................................................                      (6,409)
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                     733,138
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                   2,201,804
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                   2,367,577
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               2,367,577
                                                                                       ===========================


                                                                                           TEMPLETON FOREIGN
                                                                                          SECURITIES FUND (c)
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   1,053
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      3,450
      Change in unrealized appreciation/depreciation on investments during the year..                     60,698
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     65,201
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    642,917
      Contract owner maintenance charges.............................................                     (4,842)
      Terminations and withdrawals...................................................                     (5,043)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     60,762
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    693,794
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    758,995
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 758,995
                                                                                       ==========================

(c)    Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                            TEMPLETON GLOBAL
                                                                                             BOND SECURITIES
                                                                                                FUND (c)
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   1,640
      Capital gains distributions....................................................                      1,299
      Realized capital gain (loss) on sales of fund shares...........................                       (663)
      Change in unrealized appreciation/depreciation on investments during the year..                     14,724
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     17,000
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    585,713
      Contract owner maintenance charges.............................................                     (3,639)
      Terminations and withdrawals...................................................                     (2,135)
      Annuity payments...............................................................                    (38,387)
      Transfers between subaccounts, net.............................................                    586,919
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,128,471
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,145,471
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,145,471
                                                                                       ==========================


                                                                                            TEMPLETON GROWTH
                                                                                           SECURITIES FUND (c)
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   4,111
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      9,202
      Change in unrealized appreciation/depreciation on investments during the year..                    129,570
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    142,883
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,070,639
      Contract owner maintenance charges.............................................                    (11,096)
      Terminations and withdrawals...................................................                     (4,404)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    333,012
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,388,151
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,531,034
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,531,034
                                                                                       ==========================

                                                                                            HARTFORD CAPITAL
                                                                                            APPRECIATION HLS
                                                                                                  FUND
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   4,193
      Capital gains distributions....................................................                      3,397
      Realized capital gain (loss) on sales of fund shares...........................                      6,506
      Change in unrealized appreciation/depreciation on investments during the year..                    140,918
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    155,014
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,107,191
      Contract owner maintenance charges.............................................                     (8,238)
      Terminations and withdrawals...................................................                     (3,626)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     76,204
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,171,531
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,326,545
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,326,545
                                                                                       ==========================


                                                                                          HARTFORD DIVIDEND AND
                                                                                             GROWTH HLS FUND
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  24,104
      Capital gains distributions....................................................                     28,846
      Realized capital gain (loss) on sales of fund shares...........................                      8,284
      Change in unrealized appreciation/depreciation on investments during the year..                    108,373
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    169,607
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,702,767
      Contract owner maintenance charges.............................................                     (9,638)
      Terminations and withdrawals...................................................                     (5,243)
      Annuity payments...............................................................                    (61,507)
      Transfers between subaccounts, net.............................................                     54,469
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,680,848
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,850,455
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,850,455
                                                                                       ==========================


                                                                                           HARTFORD HIGH YIELD
                                                                                                HLS FUND
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                     214
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                        100
      Change in unrealized appreciation/depreciation on investments during the year..                        140
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                        454
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                      6,000
      Contract owner maintenance charges.............................................                        (24)
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     13,489
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     19,465
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     19,919
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                  19,919
                                                                                       ==========================

(c)    Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                         HARTFORD INTERNATIONAL
                                                                                            OPPORTUNITIES HLS
                                                                                                  FUND
                                                                                                  2013
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                    4,646
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                       3,442
      Change in unrealized appreciation/depreciation on investments during the year..                      63,464
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      71,552
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     660,835
      Contract owner maintenance charges.............................................                      (4,506)
      Terminations and withdrawals...................................................                      (1,868)
      Annuity payments...............................................................                     (31,650)
      Transfers between subaccounts, net.............................................                      44,031
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     666,842
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     738,394
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                  738,394
                                                                                       ===========================


                                                                                          HARTFORD TOTAL RETURN
                                                                                              BOND HLS FUND
                                                                                                  2013
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                  24,476
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                      (9,268)
      Change in unrealized appreciation/depreciation on investments during the year..                     (16,795)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      (1,587)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                   1,155,818
      Contract owner maintenance charges.............................................                      (2,974)
      Terminations and withdrawals...................................................                      (9,725)
      Annuity payments...............................................................                    (125,561)
      Transfers between subaccounts, net.............................................                      41,576
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                   1,059,134
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                   1,057,547
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               1,057,547
                                                                                       ===========================


                                                                                           HARTFORD VALUE HLS
                                                                                                  FUND
                                                                                                  2013
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                    3,497
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                       1,003
      Change in unrealized appreciation/depreciation on investments during the year..                      18,455
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      22,955
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     283,833
      Contract owner maintenance charges.............................................                      (1,250)
      Terminations and withdrawals...................................................                      (4,124)
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                      31,688
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     310,147
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     333,102
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                  333,102
                                                                                       ===========================

                                                                                             HUNTINGTON VA
                                                                                           DIVIDEND CAPTURE
                                                                                               FUND (d)
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  12,372
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                        364
      Change in unrealized appreciation/depreciation on investments during the year..                     15,115
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     27,851
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    412,861
      Contract owner maintenance charges.............................................                     (3,927)
      Terminations and withdrawals...................................................                     (1,411)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     28,682
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    436,205
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    464,056
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 464,056
                                                                                       ==========================


                                                                                              HUNTINGTON VA
                                                                                             GROWTH FUND (e)
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                      42
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                         21
      Change in unrealized appreciation/depreciation on investments during the year..                        437
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                        500
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                      4,959
      Contract owner maintenance charges.............................................                         (5)
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                       (277)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                      4,677
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                      5,177
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                   5,177
                                                                                       ==========================

(d)    Merger. See Note 1.

(e)    Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                             HUNTINGTON VA
                                                                                         INTERNATIONAL EQUITY
                                                                                                 FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   2,603
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                        757
      Change in unrealized appreciation/depreciation on investments during the year.                     22,018
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     25,378
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    214,838
      Contract owner maintenance charges............................................                     (1,986)
      Terminations and withdrawals..................................................                       (708)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                      6,000
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    218,144
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    243,522
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 243,522
                                                                                      ==========================

                                                                                            HUNTINGTON VA
                                                                                         MORTGAGE SECURITIES
                                                                                              FUND (e)
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     183
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                       (250)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                        (67)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                      7,499
      Contract owner maintenance charges............................................                         (6)
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                        363
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      7,856
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      7,789
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                   7,789
                                                                                      ==========================


                                                                                          HUNTINGTON VA SITUS
                                                                                               FUND (d)
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                     12
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         34
      Change in unrealized appreciation/depreciation on investments during the year.                        697
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                        743
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                      7,782
      Contract owner maintenance charges............................................                        (13)
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                       (402)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      7,367
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      8,110
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................   $                  8,110
                                                                                      ==========================


                                                                                         INVESCO V.I. BALANCED
                                                                                         RISK ALLOCATION FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                  3,511
      Capital gains distributions...................................................                     10,602
      Realized capital gain (loss) on sales of fund shares..........................                       (107)
      Change in unrealized appreciation/depreciation on investments during the year.                    (11,345)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                      2,661
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    505,390
      Contract owner maintenance charges............................................                     (1,574)
      Terminations and withdrawals..................................................                     (8,864)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                    156,855
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    651,807
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    654,468
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................   $                654,468
                                                                                      ==========================


                                                                                           INVESCO V.I. CORE
                                                                                              EQUITY FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   2,369
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      1,328
      Change in unrealized appreciation/depreciation on investments during the year.                     33,508
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     37,205
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    448,144
      Contract owner maintenance charges............................................                     (2,290)
      Terminations and withdrawals..................................................                     (6,193)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                     76,309
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    515,970
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    553,175
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 553,175
                                                                                      ==========================

(d)    Merger. See Note 1.

(e)    Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                             INVESCO V.I.
                                                                                         INTERNATIONAL GROWTH
                                                                                                 FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                  6,910
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      7,094
      Change in unrealized appreciation/depreciation on investments during the year.                    150,247
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    164,251
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,708,936
      Contract owner maintenance charges............................................                    (11,421)
      Terminations and withdrawals..................................................                     (4,180)
      Annuity payments..............................................................                    (23,800)
      Transfers between subaccounts, net............................................                    223,825
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,893,360
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  2,057,611
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................   $              2,057,611
                                                                                      ==========================


                                                                                         INVESCO V.I. MID CAP
                                                                                           CORE EQUITY FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     (68)
      Capital gains distributions...................................................                     10,194
      Realized capital gain (loss) on sales of fund shares..........................                        (33)
      Change in unrealized appreciation/depreciation on investments during the year.                      6,780
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     16,873
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    260,778
      Contract owner maintenance charges............................................                       (490)
      Terminations and withdrawals..................................................                       (305)
      Annuity payments..............................................................                    (15,591)
      Transfers between subaccounts, net............................................                     12,646
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    257,038
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    273,911
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 273,911
                                                                                      ==========================


                                                                                          INVESCO V.I. MONEY
                                                                                              MARKET FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                    (252)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                       (252)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    453,620
      Contract owner maintenance charges............................................                         (1)
      Terminations and withdrawals..................................................                    (88,504)
      Annuity payments..............................................................                         --
      Transfers between subaccounts, net............................................                   (281,399)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     83,716
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     83,464
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                  83,464
                                                                                      ==========================


                                                                                        INVESCO V.I. SMALL CAP
                                                                                              EQUITY FUND
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (1,652)
      Capital gains distributions...................................................                      2,418
      Realized capital gain (loss) on sales of fund shares..........................                      3,414
      Change in unrealized appreciation/depreciation on investments during the year.                     50,987
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     55,167
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    563,247
      Contract owner maintenance charges............................................                     (1,174)
      Terminations and withdrawals..................................................                     (3,294)
      Annuity payments..............................................................                    (23,629)
      Transfers between subaccounts, net............................................                      6,473
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    541,623
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    596,790
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 596,790
                                                                                      ==========================

                                                                                              LORD ABBETT
                                                                                            BOND-DEBENTURE
                                                                                               PORTFOLIO
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  20,284
      Capital gains distributions...................................................                      8,216
      Realized capital gain (loss) on sales of fund shares..........................                      2,122
      Change in unrealized appreciation/depreciation on investments during the year.                    (16,658)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     13,964
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    421,540
      Contract owner maintenance charges............................................                     (1,243)
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                    (81,226)
      Transfers between subaccounts, net............................................                    117,977
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    457,048
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    471,012
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 471,012
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                              LORD ABBETT
                                                                                          FUNDAMENTAL EQUITY
                                                                                               PORTFOLIO
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (1,622)
      Capital gains distributions...................................................                    279,040
      Realized capital gain (loss) on sales of fund shares..........................                      6,053
      Change in unrealized appreciation/depreciation on investments during the year.                    (58,091)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    225,380
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  2,107,388
      Contract owner maintenance charges............................................                    (12,013)
      Terminations and withdrawals..................................................                     (5,658)
      Annuity payments..............................................................                    (69,331)
      Transfers between subaccounts, net............................................                    175,495
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  2,195,881
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  2,421,261
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,421,261
                                                                                      ==========================

                                                                                          LORD ABBETT GROWTH
                                                                                             OPPORTUNITIES
                                                                                               PORTFOLIO
                                                                                                 2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                    (466)
      Capital gains distributions...................................................                     31,878
      Realized capital gain (loss) on sales of fund shares..........................                        597
      Change in unrealized appreciation/depreciation on investments during the year.                    (16,019)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     15,990
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    169,698
      Contract owner maintenance charges............................................                       (282)
      Terminations and withdrawals..................................................                        (72)
      Annuity payments..............................................................                    (15,702)
      Transfers between subaccounts, net............................................                     33,196
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    186,838
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    202,828
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 202,828
                                                                                      ==========================



                                                                                          MFS GROWTH SERIES
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (3,558)
      Capital gains distributions...................................................                      8,508
      Realized capital gain (loss) on sales of fund shares..........................                     24,355
      Change in unrealized appreciation/depreciation on investments during the year.                    207,310
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    236,615
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,400,115
      Contract owner maintenance charges............................................                     (9,167)
      Terminations and withdrawals..................................................                     (4,832)
      Annuity payments..............................................................                   (139,062)
      Transfers between subaccounts, net............................................                    197,075
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,444,129
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,680,744
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,680,744
                                                                                      ==========================


                                                                                          MFS INTERNATIONAL
                                                                                           VALUE PORTFOLIO
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   1,282
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      2,778
      Change in unrealized appreciation/depreciation on investments during the year.                     23,105
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     27,165
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    346,396
      Contract owner maintenance charges............................................                     (1,008)
      Terminations and withdrawals..................................................                     (1,386)
      Annuity payments..............................................................                    (23,527)
      Transfers between subaccounts, net............................................                    165,510
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    485,985
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    513,150
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 513,150
                                                                                      ==========================


                                                                                            MFS INVESTORS
                                                                                            TRUST SERIES
                                                                                                2013
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   1,264
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      4,892
      Change in unrealized appreciation/depreciation on investments during the year.                     44,096
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     50,252
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    490,910
      Contract owner maintenance charges............................................                     (1,257)
      Terminations and withdrawals..................................................                       (732)
      Annuity payments..............................................................                    (54,317)
      Transfers between subaccounts, net............................................                     57,460
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    492,064
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    542,316
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 542,316
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                           MFS NEW DISCOVERY
                                                                                                SERIES
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (2,062)
      Capital gains distributions....................................................                      2,332
      Realized capital gain (loss) on sales of fund shares...........................                      4,098
      Change in unrealized appreciation/depreciation on investments during the year..                     70,964
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     75,332
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    563,171
      Contract owner maintenance charges.............................................                     (3,580)
      Terminations and withdrawals...................................................                     (2,576)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     95,571
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    652,586
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    727,918
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 727,918
                                                                                       ==========================


                                                                                           MFS VALUE SERIES
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   4,029
      Capital gains distributions....................................................                      3,059
      Realized capital gain (loss) on sales of fund shares...........................                      5,867
      Change in unrealized appreciation/depreciation on investments during the year..                    159,146
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    172,101
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,514,895
      Contract owner maintenance charges.............................................                    (14,185)
      Terminations and withdrawals...................................................                     (3,656)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                    175,778
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,672,832
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,844,933
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,844,933
                                                                                       ==========================

                                                                                             PIMCO ALL ASSET
                                                                                                PORTFOLIO
                                                                                                  2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   6,017
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     (1,053)
      Change in unrealized appreciation/depreciation on investments during the year..                     (4,464)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                        500
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    254,133
      Contract owner maintenance charges.............................................                       (522)
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                    (33,925)
      Transfers between subaccounts, net.............................................                     28,885
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    248,571
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    249,071
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 249,071
                                                                                       ==========================

                                                                                                PIMCO EQS
                                                                                          PATHFINDER PORTFOLIO
                                                                                                  2013
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   24,506
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                       6,354
      Change in unrealized appreciation/depreciation on investments during the year..                      90,176
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     121,036
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                   1,064,654
      Contract owner maintenance charges.............................................                     (10,443)
      Terminations and withdrawals...................................................                      (7,109)
      Annuity payments...............................................................                          --
      Transfers between subaccounts, net.............................................                     221,639
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                   1,268,741
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                   1,389,777
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                1,389,777
                                                                                       ===========================

                                                                                          PIMCO TOTAL RETURN
                                                                                               PORTFOLIO
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   8,152
      Capital gains distributions....................................................                     12,698
      Realized capital gain (loss) on sales of fund shares...........................                       (398)
      Change in unrealized appreciation/depreciation on investments during the year..                    (26,980)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     (6,528)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,375,339
      Contract owner maintenance charges.............................................                     (2,773)
      Terminations and withdrawals...................................................                       (893)
      Annuity payments...............................................................                    (37,911)
      Transfers between subaccounts, net.............................................                    187,361
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,521,123
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,514,595
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,514,595
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                           PUTNAM VT EQUITY
                                                                                              INCOME FUND
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (2,585)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      7,930
      Change in unrealized appreciation/depreciation on investments during the year..                     65,322
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     70,667
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    793,699
      Contract owner maintenance charges.............................................                     (2,886)
      Terminations and withdrawals...................................................                     (5,092)
      Annuity payments...............................................................                   (110,833)
      Transfers between subaccounts, net.............................................                    109,242
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    784,130
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    854,797
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 854,797
                                                                                       ==========================


                                                                                           PUTNAM VT INCOME
                                                                                                 FUND
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (2,436)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                        610
      Change in unrealized appreciation/depreciation on investments during the year..                     10,678
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                      8,852
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    717,359
      Contract owner maintenance charges.............................................                     (2,157)
      Terminations and withdrawals...................................................                       (822)
      Annuity payments...............................................................                    (45,712)
      Transfers between subaccounts, net.............................................                    253,916
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    922,584
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    931,436
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 931,436
                                                                                       ==========================


                                                                                           PUTNAM VT VOYAGER
                                                                                                 FUND
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (3,511)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     13,159
      Change in unrealized appreciation/depreciation on investments during the year..                    162,350
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    171,998
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,004,496
      Contract owner maintenance charges.............................................                     (7,015)
      Terminations and withdrawals...................................................                     (3,296)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                     95,665
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,089,850
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,261,848
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,261,848
                                                                                       ==========================

                                                                                           TOPS MANAGED RISK
                                                                                             BALANCED ETF
                                                                                               PORTFOLIO
                                                                                                 2013
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  54,544
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     16,203
      Change in unrealized appreciation/depreciation on investments during the year..                    979,346
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                  1,050,093
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 33,850,255
      Contract owner maintenance charges.............................................                   (201,181)
      Terminations and withdrawals...................................................                   (131,783)
      Annuity payments...............................................................                         --
      Transfers between subaccounts, net.............................................                  5,950,113
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 39,467,404
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 40,517,497
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $              40,517,497
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  YEARS ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------



                                                                                            TOPS MANAGED RISK
                                                                                          GROWTH ETF PORTFOLIO
                                                                                                  2013
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  205,772
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                       7,936
      Change in unrealized appreciation/depreciation on investments during the year..                   6,086,726
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                   6,300,434
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 118,412,943
      Contract owner maintenance charges.............................................                    (500,358)
      Terminations and withdrawals...................................................                    (172,854)
      Annuity payments...............................................................                     (35,832)
      Transfers between subaccounts, net.............................................                   9,126,335
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 126,830,234
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                 133,130,668
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................  $              133,130,668
                                                                                       ===========================

                                                                                            TOPS MANAGED RISK
                                                                                             MODERATE GROWTH
                                                                                              ETF PORTFOLIO
                                                                                                  2013
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  140,835
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                       3,796
      Change in unrealized appreciation/depreciation on investments during the year..                   3,977,286
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                   4,121,917
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  92,034,416
      Contract owner maintenance charges.............................................                    (459,074)
      Terminations and withdrawals...................................................                    (300,440)
      Annuity payments...............................................................                    (406,459)
      Transfers between subaccounts, net.............................................                   6,184,359
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  97,052,802
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                 101,174,719
      Net assets at beginning of year................................................                          --
                                                                                       ---------------------------
      Net assets at end of year......................................................  $              101,174,719
                                                                                       ===========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Forethought Life Insurance Company Separate Account A (the Account) is a separate account of Forethought Life Insurance Company (Forethought or the Company), established to support the variable annuity contracts issued by Forethought. The Company is an indirect wholly owned subsidiary of Global Atlantic Financial Group Limited. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


MUTUAL FUND                                    CLASS           INVESTMENT ADVISER                          SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund            Class II   American Century Investment           --
                                                      Management, Inc.

----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value          Class II   American Century Investment           --
                                                      Management, Inc.

----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund             Class II   American Century Investment           --
                                                      Management, Inc.

----------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and           Class 4    Capital Research and Management       --
   Income Fund                                        Company

----------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                 Class 4    Capital Research and Management       --
                                                      Company

----------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund          Class 4    Capital Research and Management       --
                                                      Company

----------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund          Class 4    Capital Research and Management       --
                                                      Company

----------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset          Class P2   Capital Research and Management       Milliman Financial Risk Management
   Allocation Fund                                    Company                               LLC

----------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund              Class 4    Capital Research and Management       --
                                                      Company

----------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund   Class III  BlackRock Advisors LLC                BlackRock Investment Management,
                                                                                            LLC

----------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund        Class III  BlackRock Advisors LLC                BlackRock Investment Management,
                                                                                            LLC

----------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund      Class III  BlackRock Advisors LLC                BlackRock Investment Management,
                                                                                            LLC

----------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund             Class III  BlackRock Advisors LLC                Blackrock Financial Management, Inc

----------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.        Class III  BlackRock Advisors LLC                Blackrock Financial Management, Inc
   Fund

----------------------------------------------------------------------------------------------------------------------------------
FVIT American Funds Managed Risk           Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Portfolio                                          LLC                                   LLC

----------------------------------------------------------------------------------------------------------------------------------
FVIT Balanced Managed Risk Portfolio       Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
                                                      LLC                                   LLC

----------------------------------------------------------------------------------------------------------------------------------
FVIT BlackRock Global Allocation           Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Managed Risk Portfolio                             LLC                                   LLC

----------------------------------------------------------------------------------------------------------------------------------
FVIT Franklin Dividend and Income          Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Managed Risk Portfolio                             LLC                                   LLC

----------------------------------------------------------------------------------------------------------------------------------
FVIT Growth Managed Risk Portfolio         Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
                                                      LLC                                   LLC

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-62

   ----------------------------------------------------------------------------



MUTUAL FUND                                   CLASS           INVESTMENT ADVISER                           SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
FVIT Moderate Growth Managed Risk         Class II   Forethought Investment Advisors,       Milliman Financial Risk Management,
   Portfolio                                         LLC                                    LLC

----------------------------------------------------------------------------------------------------------------------------------
FVIT Select Advisor Managed Risk          Class II   Forethought Investment Advisors,       Milliman Financial Risk Management,
   Portfolio                                         LLC                                    LLC

----------------------------------------------------------------------------------------------------------------------------------
FVIT WMC Research Managed Risk            Class II   Forethought Investment Advisors,       Milliman Financial Risk Management,
   Portfolio                                         LLC                                    LLC
                                                                                            Wellington Management Company,
                                                                                            LLC

----------------------------------------------------------------------------------------------------------------------------------
Franklin Income VIP Fund                  Class 4    Franklin Advisers, Inc.                --

----------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends VIP Fund        Class 4    Franklin Advisory Services, LLC        --

----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund         Class 4    Franklin Advisory Services, LLC        --

----------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income VIP Fund        Class 4    Franklin Advisers, Inc.                --

----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares VIP Fund                    Class 4    Franklin Mutual Advisers, LLC          --

----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         Class 4    Templeton Investment Counsel,          --
                                                     LLC

----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities Fund     Class 4    Franklin Advisers, Inc.                --

----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          Class 4    Templeton Global Advisors Ltd          --

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global Markets Navigator    Service    Goldman Sachs Asset Management,        --
   Fund                                              LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Multi-Strategy              Advisor    Goldman Sachs Asset Management,        --
   Alternatives Portfolio                            LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Strategic Income Fund       Advisor    Goldman Sachs Asset Management,        --
                                                     LP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund    Class IB   Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund     Class IB   Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS         Class IB   Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund              Class IB   Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                   Class IB   Hartford Funds Management              Hartford Investment Management
                                                     Company, LLC                           Company

----------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS  Class IB   Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Portfolio Diversifier HLS Fund   Class IB   Hartford Funds Management              Hartford Investment Management
                                                     Company, LLC                           Company

----------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund       Class IB   Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                   Class IB   Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Dividend Capture Fund       --         Huntington Asset Advisors, Inc         --

----------------------------------------------------------------------------------------------------------------------------------
Huntington VA International Equity Fund   --         Huntington Asset Advisors, Inc         --

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



MUTUAL FUND                                     CLASS           INVESTMENT ADVISER                        SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Huntington VA Situs Fund                    --         Huntington Asset Advisors, Inc      --

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund  Series II  Invesco Advisers, Inc.              --

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund               Series II  Invesco Advisers, Inc.              --

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund      Series II  Invesco Advisers, Inc.              --

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund       Series II  Invesco Advisers, Inc.              --

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund              Series I   Invesco Advisers, Inc.              --

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund          Series II  Invesco Advisers, Inc.              --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio        Class VC   Lord, Abbett & Co. LLC              --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity              Class VC   Lord, Abbett & Co. LLC              --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities            Class VC   Lord, Abbett & Co. LLC              --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
MFS Growth Series                           Service    MFS Investment Management           --
                                            Class

---------------------------------------------------------------------------------------------------------------------------------
MFS International Value Portfolio           Service    MFS Investment Management           --
                                            Class

---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                  Service    MFS Investment Management           --
                                            Class

---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                    Service    MFS Investment Management           --
                                            Class

---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series                            Service    MFS Investment Management           --
                                            Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio                   Advisor    Pacific Investment Management       Research Affiliates, LLC
                                            Class      Company LLC

---------------------------------------------------------------------------------------------------------------------------------
PIMCO EqS Pathfinder Portfolio              Advisor    PIMCO                               --
                                            Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                Advisor    PIMCO                               --
                                            Class

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund                Class IB   Putnam Investment Management        --
                                                       Company LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                       Class IB   Putnam Investment Management        --
                                                       Company LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                      Class IB   Putnam Investment Management        --
                                                       Company LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF              Class 3    ValMark Advisers, Inc.              Milliman Financial Risk Management,
   Portfolio                                                                               LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF                Class 3    ValMark Advisers, Inc.              Milliman Financial Risk Management,
   Portfolio                                                                               LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth           Class 3    ValMark Advisers, Inc.              Milliman Financial Risk Management,
   ETF Portfolio                                                                           LLC

---------------------------------------------------------------------------------------------------------------------------------

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Forethought's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Forethought may conduct.



--------------------------------------------------------------------------------
                                    SA-64

   ----------------------------------------------------------------------------


     There are sixty-eight subaccounts offered by the Separate Account as of December 31, 2014, all of which had activity.

     All subaccounts reported a full twelve month period for 2014 and 2013 except for the following as indicated:


INCEPTION DATE                                                                                   SUBACCOUNT
--------------------------------------------------------------------    ------------------------------------------------------------
May 1, 2014.........................................................    FVIT Franklin Dividend and Income Managed Risk Portfolio
May 1, 2014.........................................................    FVIT Growth Managed Risk Portfolio
May 1, 2014.........................................................    FVIT Moderate Growth Managed Risk Portfolio
May 1, 2014.........................................................    Goldman Sachs Global Markets Navigator Fund
May 1, 2014.........................................................    Goldman Sachs Multi-Strategy Alternatives Portfolio
May 1, 2014.........................................................    Goldman Sachs Strategic Income Fund
May 1, 2014.........................................................    Hartford Growth Opportunities HLS Fund
November 18, 2013...................................................    FVIT American Funds Managed Risk Portfolio
November 18, 2013...................................................    FVIT Balanced Managed Risk Portfolio
November 18, 2013...................................................    FVIT BlackRock Global Allocation Managed Risk Portfolio
November 18, 2013...................................................    FVIT Select Advisor Managed Risk Portfolio
November 18, 2013...................................................    FVIT WMC Research Managed Risk Portfolio


     During the current year the following subaccount name changes were made effective:


DATE                                                        NEW NAME                                       OLD NAME
------------------------------------------   --------------------------------------       -----------------------------------------
April 30, 2014............................   FVIT Balanced Managed Risk Portfolio         Forethought Index Managed Risk Portfolio
May 1, 2014...............................   Franklin Income VIP Fund                     Franklin Income Securities Fund
May 1, 2014...............................   Franklin Rising Dividends VIP Fund           Franklin Rising Dividends Securities Fund
May 1, 2014...............................   Franklin Small Cap Value VIP Fund            Franklin Small Cap Value Securities Fund
May 1, 2014...............................   Franklin Strategic Income VIP Fund           Franklin Strategic Income Securities Fund
May 1, 2014...............................   Mutual Shares VIP Fund                       Mutual Shares Securities Fund
May 1, 2014...............................   Templeton Foreign Securities Fund            Templeton Foreign Securities Fund
May 1, 2014...............................   Templeton Global Bond Securities Fund        Templeton Global Bond Securities Fund
May 1, 2014...............................   Templeton Growth Securities Fund             Templeton Growth Securities Fund


     As a result of restructuring activities, the following underlying funds that were previously offered are no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in these funds were redeemed and used to purchase shares of the surviving funds as indicated:


DATE                                                  SURVIVING SUBACCOUNT                              CLOSED SUBACCOUNT
----------------------------------------  --------------------------------------------      ----------------------------------------
June 20, 2014...........................  Hartford Growth Opportunities HLS Fund            Hartford Growth HLS Fund
June 20, 2014...........................  Huntington VA Dividend Capture Fund               Huntington VA Income Equity Fund
June 20, 2014...........................  Huntington VA Situs Fund                          Huntington VA Mid Corp America Fund
October 17, 2014........................  Hartford Index HLS Fund                           Hartford Index HLS Fund
October 17, 2014........................  Hartford Portfolio Diversifier HLS Fund           Hartford Portfolio Diversifier HLS Fund


     During the current year the following subaccounts were liquidated and subsequently reinvested:


DATE                                                                                                 LIQUIDATED SUBACCOUNT
--------------------------------------------------------------------------------------    ------------------------------------------
May 16, 2014..........................................................................    Huntington VA Growth Fund
May 16, 2014..........................................................................    Huntington VA Mortgage Securities Fund
May 16, 2014..........................................................................    Huntington VA Rotating Markets Fund



--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------




INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2014, were as follows:


                                                                                                         COST OF          PROCEEDS
SUBACCOUNT                                                                                              PURCHASES        FROM SALES
-----------------------------------------------------------------------------------------------      ---------------   -------------
American Century VP Growth Fund................................................................      $     1,315,354   $     652,300
American Century VP Mid Cap Value..............................................................              916,141         242,318
American Century VP Value Fund.................................................................              434,485         105,526
American Funds Global Growth and Income Fund...................................................            1,447,068         676,562
American Funds Growth Fund.....................................................................            3,080,508       1,767,190
American Funds Growth-Income Fund..............................................................            3,036,829       1,310,030
American Funds International Fund..............................................................              893,190         519,852
American Funds Managed Risk Asset Allocation Fund..............................................          340,354,141      26,649,397
American Funds New World Fund..................................................................              492,053         146,437
BlackRock Capital Appreciation V.I. Fund.......................................................              698,436         626,784
BlackRock Equity Dividend V.I. Fund............................................................              677,918         838,984
BlackRock Global Allocation V.I. Fund..........................................................            2,706,894         722,235
BlackRock High Yield V.I. Fund.................................................................              807,219         109,342
BlackRock U.S. Government Bond V.I. Fund.......................................................               45,021          29,751
FVIT American Funds Managed Risk Portfolio.....................................................          109,643,572       1,952,451
FVIT Balanced Managed Risk Portfolio (c).......................................................           46,976,082       1,893,981
FVIT BlackRock Global Allocation Managed Risk Portfolio........................................          171,031,247       1,843,644
FVIT Franklin Dividend and Income Managed Risk Portfolio (a)...................................           86,240,236         484,940
FVIT Growth Managed Risk Portfolio (a).........................................................          258,973,147       1,798,685
FVIT Moderate Growth Managed Risk Portfolio (a)................................................           64,101,252         276,445
FVIT Select Advisor Managed Risk Portfolio.....................................................           48,464,532       1,127,844
FVIT WMC Research Managed Risk Portfolio.......................................................           84,715,314         796,066
Franklin Income VIP Fund (c)...................................................................            1,492,019         382,953
Franklin Rising Dividends VIP Fund (c).........................................................            1,182,514         718,709
Franklin Small Cap Value VIP Fund (c)..........................................................              792,783         375,784
Franklin Strategic Income VIP Fund (c).........................................................              896,164          50,558
Mutual Shares VIP Fund (c).....................................................................            1,338,703         922,055
Templeton Foreign Securities Fund (c)..........................................................              411,382         212,270
Templeton Global Bond Securities Fund (c)......................................................            2,114,620         467,641
Templeton Growth Securities Fund (c)...........................................................              649,828         533,444
Goldman Sachs Global Markets Navigator Fund (a)................................................               16,753          12,876
Goldman Sachs Multi-Strategy Alternatives Portfolio (a)........................................              213,781          13,552
Goldman Sachs Strategic Income Fund (a)........................................................              441,903          14,447
Hartford Capital Appreciation HLS Fund.........................................................            1,415,989         602,107
Hartford Dividend and Growth HLS Fund..........................................................              898,460         511,818
Hartford Growth Opportunities HLS Fund (a)(d)..................................................              539,661         426,018
Hartford High Yield HLS Fund...................................................................              248,091          54,935
Hartford Index HLS Fund (d)....................................................................            3,639,881       5,127,590
Hartford International Opportunities HLS Fund..................................................              223,919         168,966
Hartford Portfolio Diversifier HLS Fund (d)....................................................           41,860,125      43,432,263
Hartford Total Return Bond HLS Fund............................................................              516,878         122,753
Hartford Value HLS Fund........................................................................              186,844         226,087
Huntington VA Dividend Capture Fund (d)........................................................              908,256       1,059,733


--------------------------------------------------------------------------------
                                    SA-66

   ----------------------------------------------------------------------------



                                                                                                         COST OF          PROCEEDS
SUBACCOUNT                                                                                              PURCHASES        FROM SALES
-----------------------------------------------------------------------------------------------      ---------------   -------------
Huntington VA Growth Fund (e)..................................................................      $         4,223   $       5,076
Huntington VA International Equity Fund........................................................               39,831          60,099
Huntington VA Mortgage Securities Fund (e).....................................................                  535           7,867
Huntington VA Rotating Markets Fund (e)........................................................                   --              --
Huntington VA Situs Fund (d)...................................................................               38,462          28,562
Invesco V.I. Balanced Risk Allocation Fund.....................................................            1,120,252         241,297
Invesco V.I. Core Equity Fund..................................................................              259,505         161,482
Invesco V.I. International Growth Fund.........................................................              765,732         658,702
Invesco V.I. Mid Cap Core Equity Fund..........................................................              736,825         345,373
Invesco V.I. Money Market Fund.................................................................            2,873,569       2,163,215
Invesco V.I. Small Cap Equity Fund.............................................................              399,198         205,356
Lord Abbett Bond-Debenture Portfolio...........................................................              873,946         293,282
Lord Abbett Fundamental Equity Portfolio.......................................................              838,020         801,620
Lord Abbett Growth Opportunities Portfolio.....................................................              411,352          93,818
MFS Growth Series..............................................................................              823,892         516,440
MFS International Value Portfolio..............................................................              491,415         189,021
MFS Investors Trust Series.....................................................................              159,423          51,951
MFS New Discovery Series.......................................................................              901,905         441,845
MFS Value Series...............................................................................              960,117         604,841
PIMCO All Asset Portfolio......................................................................              525,493          59,107
PIMCO EqS Pathfinder Portfolio.................................................................              245,742         516,917
PIMCO Total Return Portfolio...................................................................              985,029         383,968
Putnam VT Equity Income Fund...................................................................              417,121         244,580
Putnam VT Income Fund..........................................................................              510,122         114,158
Putnam VT Voyager Fund.........................................................................              626,506         698,038
TOPS Managed Risk Balanced ETF Portfolio.......................................................           28,768,502      11,794,469
TOPS Managed Risk Growth ETF Portfolio.........................................................           94,919,342      22,989,244
TOPS Managed Risk Moderate Growth ETF Portfolio................................................           51,760,880      24,715,146

(a)   New subaccount. See Note 1.

(c)   Name change. See Note 1.

(d)   Merger. See Note 1.

(e)   Liquidation. See Note 1.





ANNUITY RESERVES

     As of December 31, 2014, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, Forethought periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to Forethought and not to the Account.

REINVESTMENT OF DIVIDENDS

     Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FT does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FT will review periodically the status of this policy in the event of changes in the tax law.



--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

FAIR VALUE MEASUREMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

     - LEVEL 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities.

     - LEVEL 2 -- Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

     - LEVEL 3 -- Unobservable inputs for the asset or liability reflecting internal assumptions.

     The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

     Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

     The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2014, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.




2.   VARIABLE ANNUITY CONTRACT CHARGES

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY
CONTRACT VALUE EXCLUDING FIXED
ACCUMULATION FEATURE AND PERSONAL
PENSION ACCOUNT INVESTMENTS)               B SHARE   C SHARE   L SHARE
----------------------------------------  --------  --------  --------
FORERETIREMENT
Mortality and Expense Risk Charge.......    0.45%    1.35%     0.80%
Administrative Charge...................    0.20%    0.20%     0.20%
Premium Based Charge....................    0.50%    None      0.50%
Fund Facilitation Fee (1)...............    0.50%    0.50%     0.50%
Total Separate Account Annual
  Expenses..............................    1.65%    2.05%     2.00%

FORERETIREMENT II
Mortality and Expense Risk Charge.......    0.45%    1.45%     0.90%
Administrative Charge...................    0.20%    0.20%     0.20%
Premium Based Charge....................    0.50%    None      0.50%
Fund Facilitation Fee (1)...............    0.50%    0.50%     0.50%
Total Separate Account Annual
  Expenses..............................    1.65%    2.15%     2.10%

FOREFOUNDATION
Mortality and Expense Risk Charge.......    0.80%    1.45%     0.90%
Administrative Charge...................    0.20%    0.20%     0.20%
Premium Based Charge....................    None     None      0.50%
Fund Facilitation Fee (1)...............    0.50%    0.50%     0.50%
Total Separate Account Annual
  Expenses..............................    1.50%    2.15%     2.00%


(1)   Fee is applied daily to amounts invested in the following Sub-Accounts:

      American Funds Insurance Series(R) -- Managed Risk Asset Allocation
      Fund

      American Funds Insurance Series(R) -- Managed Risk Asset Allocation
      Fund

      BlackRock High Yield V.I. Fund

      BlackRock U.S. Government Bond V.I. Fund

      Hartford Capital Appreciation HLS Fund

      Hartford Index HLS Fund

      Hartford Total Return Bond HLS Fund

      Invesco V.I. Money Market Fund

      PIMCO Total Return Portfolio

     TOPS(TM) Managed Risk Balanced ETF Portfolio

     TOPS(TM) Managed Risk Growth ETF Portfolio

     TOPS(TM) Managed Risk Moderate Growth ETF Portfolio

      FVIT Franklin Dividend and Income Managed RiskPortfolio

      FVIT Growth Managed Risk Portfolio

      FVIT Index Managed Risk Portfolio

      FVIT Select Advisor Managed Risk Portfolio


--------------------------------------------------------------------------------
                                    SA-68

   ----------------------------------------------------------------------------



3.   SUMMARY OF UNIT TRANSACTIONS

     The changes in units outstanding for the periods ended December 31, 2014 and 2013 were as follows:


                                                                   2014
                                                 -----------------------------------------
                                                                                   NET
                                                     UNITS         UNITS        INCREASE
SUBACCOUNT                                          ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------  -----------   -------------  ------------
American Century VP Growth Fund................      168,062       (134,995)       33,067
American Century VP Mid Cap Value..............      121,926        (65,957)       55,969
American Century VP Value Fund.................       63,437        (32,755)       30,682
American Funds Global Growth and
  Income Fund..................................      209,031       (139,866)       69,165
American Funds Growth Fund.....................      443,161       (343,641)       99,520
American Funds Growth-Income Fund..............      392,480       (249,871)      142,609
American Funds International Fund..............      140,052       (107,681)       32,371
American Funds Managed Risk Asset
  Allocation Fund..............................   77,828,082    (48,182,054)   29,646,028
American Funds New World Fund..................       72,926        (43,414)       29,512
BlackRock Capital Appreciation V.I. Fund.......      103,789       (106,996)       (3,207)
BlackRock Equity Dividend V.I. Fund............      123,908       (144,792)      (20,884)
BlackRock Global Allocation V.I. Fund..........      255,003        (93,033)      161,970
BlackRock High Yield V.I. Fund.................      196,106       (131,365)       64,741
BlackRock U.S. Government Bond V.I. Fund.......       11,303         (9,940)        1,363
FVIT American Funds Managed Risk
  Portfolio (b)................................   15,366,655     (4,908,997)   10,457,658
FVIT Balanced Managed Risk Portfolio (b)(c)....    7,424,150     (3,006,022)    4,418,128
FVIT BlackRock Global Allocation Managed
  Risk Portfolio (b)...........................   26,398,045     (9,608,205)   16,789,840
FVIT Franklin Dividend and Income Managed
  Risk Portfolio (a)...........................   15,832,021     (7,465,164)    8,366,857
FVIT Growth Managed Risk Portfolio (a).........   48,044,141    (23,071,861)   24,972,280
FVIT Moderate Growth Managed Risk
  Portfolio (a)................................    9,376,255     (3,156,021)    6,220,234
FVIT Select Advisor Managed Risk
  Portfolio (b)................................   11,028,755     (6,411,021)    4,617,734
FVIT WMC Research Managed Risk
  Portfolio (b)................................   12,020,639     (3,960,905)    8,059,734
Franklin Income VIP Fund (c)...................      189,051        (87,407)      101,644
Franklin Rising Dividends VIP Fund (c).........      172,810       (130,856)       41,954
Franklin Small Cap Value VIP Fund (c)..........      102,242        (70,664)       31,578
Franklin Strategic Income VIP Fund (c).........      144,522        (63,881)       80,641
Mutual Shares VIP Fund (c).....................      195,802       (159,429)       36,373
Templeton Foreign Securities Fund (c)..........       69,817        (52,632)       17,185
Templeton Global Bond Securities Fund (c)......      236,006        (80,512)      155,494
Templeton Growth Securities Fund (c)...........      102,594        (91,182)       11,412
Goldman Sachs Global Markets Navigator
  Fund (a).....................................        1,881         (1,535)          346
Goldman Sachs Multi-Strategy Alternatives
  Portfolio (a)................................       32,185        (12,483)       19,702
Goldman Sachs Strategic Income Fund (a)........       69,113        (26,892)       42,221
Hartford Capital Appreciation HLS Fund.........      218,641       (168,550)       50,091


                                                                   2013
                                                 -----------------------------------------
                                                                                   NET
                                                     UNITS         UNITS        INCREASE
SUBACCOUNT                                          ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------  ------------   ------------  ------------
American Century VP Growth Fund................       306,458      (118,678)       187,780
American Century VP Mid Cap Value..............        63,527       (13,779)        49,748
American Century VP Value Fund.................        59,216       (13,048)        46,168
American Funds Global Growth and
  Income Fund..................................        68,476       (21,115)        47,361
American Funds Growth Fund.....................       473,206       (91,111)       382,095
American Funds Growth-Income Fund..............       306,414       (62,326)       244,088
American Funds International Fund..............       210,102       (43,156)       166,946
American Funds Managed Risk Asset
  Allocation Fund..............................    18,093,007    (3,888,252)    14,204,755
American Funds New World Fund..................        19,829        (3,338)        16,491
BlackRock Capital Appreciation V.I. Fund.......       105,863       (29,870)        75,993
BlackRock Equity Dividend V.I. Fund............       175,071       (33,366)       141,705
BlackRock Global Allocation V.I. Fund..........       127,449       (14,825)       112,624
BlackRock High Yield V.I. Fund.................        55,867       (10,318)        45,549
BlackRock U.S. Government Bond V.I. Fund.......        11,800        (1,520)        10,280
FVIT American Funds Managed Risk
  Portfolio (b)................................       667,492       (34,463)       633,029
FVIT Balanced Managed Risk Portfolio (b)(c)....       126,234        (2,418)       123,816
FVIT BlackRock Global Allocation Managed
  Risk Portfolio (b)...........................       849,602       (16,132)       833,470
FVIT Franklin Dividend and Income Managed
  Risk Portfolio (a)...........................
FVIT Growth Managed Risk Portfolio (a).........
FVIT Moderate Growth Managed Risk
  Portfolio (a)................................
FVIT Select Advisor Managed Risk
  Portfolio (b)................................       238,354        (1,179)       237,175
FVIT WMC Research Managed Risk
  Portfolio (b)................................       178,663          (521)       178,142
Franklin Income VIP Fund (c)...................        38,052          (305)        37,747
Franklin Rising Dividends VIP Fund (c).........       117,572       (30,602)        86,970
Franklin Small Cap Value VIP Fund (c)..........        89,345       (22,878)        66,467
Franklin Strategic Income VIP Fund (c).........        40,392        (6,596)        33,796
Mutual Shares VIP Fund (c).....................       262,475       (66,572)       195,903
Templeton Foreign Securities Fund (c)..........        82,508       (18,300)        64,208
Templeton Global Bond Securities Fund (c)......       126,432       (11,814)       114,618
Templeton Growth Securities Fund (c)...........       171,327       (47,264)       124,063
Goldman Sachs Global Markets Navigator
  Fund (a).....................................
Goldman Sachs Multi-Strategy Alternatives
  Portfolio (a)................................
Goldman Sachs Strategic Income Fund (a)........
Hartford Capital Appreciation HLS Fund.........       162,193       (60,613)       101,580


--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                   2014
                                                 -----------------------------------------
                                                                                   NET
                                                     UNITS         UNITS        INCREASE
SUBACCOUNT                                          ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------  -----------   -------------  ------------
Hartford Dividend and Growth HLS Fund..........       95,084        (81,773)       13,311
Hartford Growth Opportunities HLS
  Fund (a)(d)..................................       43,947        (38,726)        5,221
Hartford High Yield HLS Fund...................       37,043        (19,047)       17,996
Hartford Index HLS Fund (d)....................      681,957       (809,101)     (127,144)
Hartford International Opportunities
  HLS Fund.....................................       42,452        (38,162)        4,290
Hartford Portfolio Diversifier HLS Fund (d)....    7,360,515     (7,538,046)     (177,531)
Hartford Total Return Bond HLS Fund............       73,371        (36,847)       36,524
Hartford Value HLS Fund........................       27,408        (29,711)       (2,303)
Huntington VA Dividend Capture Fund (d)........      100,963       (117,808)      (16,845)
Huntington VA Growth Fund (e)..................            3           (411)         (408)
Huntington VA International Equity Fund........       14,425        (16,375)       (1,950)
Huntington VA Mortgage Securities Fund (e).....           --           (797)         (797)
Huntington VA Rotating Markets Fund (e)........           --             --            --
Huntington VA Situs Fund (d)...................        2,353         (2,279)           74
Invesco V.I. Balanced Risk Allocation Fund.....      125,698        (44,072)       81,626
Invesco V.I. Core Equity Fund..................       30,986        (21,627)        9,359
Invesco V.I. International Growth Fund.........      149,834       (139,229)       10,605
Invesco V.I. Mid Cap Core Equity Fund..........       79,420        (51,717)       27,703
Invesco V.I. Money Market Fund.................      493,228       (421,162)       72,066
Invesco V.I. Small Cap Equity Fund.............       39,064        (26,176)       12,888
Lord Abbett Bond-Debenture Portfolio...........       99,191        (48,777)       50,414
Lord Abbett Fundamental Equity Portfolio.......      102,722       (129,570)      (26,848)
Lord Abbett Growth Opportunities Portfolio.....       45,970        (24,689)       21,281
MFS Growth Series..............................      103,887        (84,850)       19,037
MFS International Value Portfolio..............       64,706        (37,801)       26,905
MFS Investors Trust Series.....................       15,450         (9,729)        5,721
MFS New Discovery Series.......................      114,339        (92,022)       22,317
MFS Value Series...............................      169,416       (144,782)       24,634
PIMCO All Asset Portfolio......................       85,558        (41,688)       43,870
PIMCO EqS Pathfinder Portfolio.................       81,379       (103,752)      (22,373)
PIMCO Total Return Portfolio...................      162,890       (104,935)       57,955
Putnam VT Equity Income Fund...................       53,223        (36,586)       16,637
Putnam VT Income Fund..........................       74,353        (40,464)       33,889
Putnam VT Voyager Fund.........................       95,444        (98,328)       (2,884)
TOPS Managed Risk Balanced ETF Portfolio.......    4,158,486     (2,598,001)    1,560,485
TOPS Managed Risk Growth ETF Portfolio.........   11,578,099     (5,000,107)    6,577,992
TOPS Managed Risk Moderate Growth
  ETF Portfolio................................    7,408,104     (5,055,821)    2,352,283


                                                                   2013
                                                 -----------------------------------------
                                                                                   NET
                                                     UNITS         UNITS        INCREASE
SUBACCOUNT                                          ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------  ------------   ------------  ------------
Hartford Dividend and Growth HLS Fund..........       191,081       (41,953)       149,128
Hartford Growth Opportunities HLS
  Fund (a)(d)..................................
Hartford High Yield HLS Fund...................         2,504          (600)         1,904
Hartford Index HLS Fund (d)....................
Hartford International Opportunities
  HLS Fund.....................................        77,017       (14,440)        62,577
Hartford Portfolio Diversifier HLS Fund (d)....
Hartford Total Return Bond HLS Fund............       168,772       (60,471)       108,301
Hartford Value HLS Fund........................        38,981       (11,974)        27,007
Huntington VA Dividend Capture Fund (d)........        49,341        (8,661)        40,680
Huntington VA Growth Fund (e)..................           431           (23)           408
Huntington VA International Equity Fund........        25,590        (5,225)        20,365
Huntington VA Mortgage Securities Fund (e).....           798            (1)           797
Huntington VA Rotating Markets Fund (e)........            --            --             --
Huntington VA Situs Fund (d)...................           693           (34)           659
Invesco V.I. Balanced Risk Allocation Fund.....        78,053       (11,903)        66,150
Invesco V.I. Core Equity Fund..................        56,710       (11,099)        45,611
Invesco V.I. International Growth Fund.........       222,886       (41,842)       181,044
Invesco V.I. Mid Cap Core Equity Fund..........        27,152        (4,394)        22,758
Invesco V.I. Money Market Fund.................        72,757       (64,356)         8,401
Invesco V.I. Small Cap Equity Fund.............        63,693       (16,909)        46,784
Lord Abbett Bond-Debenture Portfolio...........        62,853       (18,344)        44,509
Lord Abbett Fundamental Equity Portfolio.......       231,086       (38,819)       192,267
Lord Abbett Growth Opportunities Portfolio.....        27,765       (11,842)        15,923
MFS Growth Series..............................       178,009       (48,501)       129,508
MFS International Value Portfolio..............        54,334       (11,953)        42,381
MFS Investors Trust Series.....................        57,594       (13,983)        43,611
MFS New Discovery Series.......................        63,200        (7,298)        55,902
MFS Value Series...............................       202,653       (57,151)       145,502
PIMCO All Asset Portfolio......................        30,248        (4,889)        25,359
PIMCO EqS Pathfinder Portfolio.................       145,206       (24,445)       120,761
PIMCO Total Return Portfolio...................       192,403       (36,792)       155,611
Putnam VT Equity Income Fund...................        94,780       (25,526)        69,254
Putnam VT Income Fund..........................       118,197       (25,399)        92,798
Putnam VT Voyager Fund.........................       111,467       (18,579)        92,888
TOPS Managed Risk Balanced ETF Portfolio.......     5,373,520    (1,523,959)     3,849,561
TOPS Managed Risk Growth ETF Portfolio.........    15,322,564    (3,337,351)    11,985,213
TOPS Managed Risk Moderate Growth
  ETF Portfolio................................    12,812,543    (3,514,254)     9,298,289

(a)  New subaccount. See Note 1.

(b)  Prior year new subaccount. See Note 1.

(c)  Name change. See Note 1.

(d)  Merger. See Note 1.

(e)  Liquidation. See Note 1.



--------------------------------------------------------------------------------
                                    SA-70

   ----------------------------------------------------------------------------



4.    FINANCIAL HIGHLIGHTS

      The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

      A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years ended December 31, 2014 and 2013 respectively, were as follows:


                             UNIT         UNIT                     INVESTMENT     EXPENSE     EXPENSE        TOTAL
                            VALUES       VALUES                      INCOME       RATIOS      RATIOS        RETURNS
SUBACCOUNT       UNITS    LOWEST (4)   HIGHEST (4)    NET ASSETS   RATIOS (1)   LOWEST (2)  HIGHEST (2)  LOWEST (3)(4)
------------  ----------  ----------  ------------  -------------  -----------  ----------  -----------  -------------
AMERICAN CENTURY VP GROWTH FUND
   2014          220,847    $ 10.86     $ 13.61     $   2,932,287        --        1.00%       1.65%          8.60%
   2013          187,780      12.24       12.34         2,311,969      0.47%       1.15%       1.55%         22.40%

AMERICAN CENTURY VP MID CAP VALUE
   2014          105,717      11.09       14.10         1,368,132      0.01%       1.00%       1.65%         10.90%
   2013           49,748      12.11       12.21           605,980      0.88%       1.15%       1.55%         21.10%

AMERICAN CENTURY VP VALUE FUND
   2014           76,850      10.78       13.79           976,779      0.01%       1.00%       1.65%          7.80%
   2013           46,168      12.20       12.30           567,004      1.11%       1.15%       1.55%         22.00%

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
   2014          116,526      10.17       12.33         1,316,337      0.05%       1.00%       1.65%          1.70%
   2013           47,361      11.68       11.78           557,228      6.84%       1.15%       1.55%         16.80%

AMERICAN FUNDS GROWTH FUND
   2014          481,615      10.71       13.34         6,162,299      0.01%       1.00%       1.65%          6.58%
   2013          382,095      12.31       12.41         4,732,275      1.35%       1.15%       1.55%         23.10%

AMERICAN FUNDS GROWTH-INCOME FUND
   2014          386,697      10.71       13.94         4,993,263      0.02%       1.00%       1.65%          7.10%
   2013          244,088      12.62       12.72         3,099,118      2.01%       1.15%       1.55%         26.20%

AMERICAN FUNDS INTERNATIONAL FUND
   2014          199,317       9.55       11.28         2,219,540      0.02%       1.00%       1.65%         (4.50)%
   2013          166,946      11.59       11.69         1,947,562      2.24%       1.15%       1.55%         15.90%

AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
   2014       43,850,783      10.17       11.84       488,643,425        --        1.50%       2.15%          1.13%
   2013       14,204,755      11.50       11.60       164,362,541      1.68%       1.65%       2.05%         15.00%

AMERICAN FUNDS NEW WORLD FUND
   2014           46,003       9.14        9.91           441,041      0.01%       1.00%       1.65%         (9.56)%
   2013           16,491      10.77       10.86           178,106      1.97%       1.15%       1.55%          7.70%

BLACKROCK CAPITAL APPRECIATION V.I. FUND
   2014           72,786      11.10       13.89           979,645        --        1.00%       1.65%          6.89%
   2013           75,993      12.78       12.88           978,157        --        1.15%       1.55%         27.80%

BLACKROCK EQUITY DIVIDEND V.I. FUND
   2014          120,821      10.62       12.83         1,537,531      0.02%       1.00%       1.65%          6.20%
   2013          141,705      11.74       11.84         1,676,165      1.78%       1.15%       1.55%         17.40%

BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2014          274,594       9.99       11.24         2,974,296      0.03%       1.00%       1.65%         (0.10)%
   2013          112,624      11.01       11.10         1,248,525      1.97%       1.15%       1.55%         10.10%


                   TOTAL
                  RETURNS
SUBACCOUNT    HIGHEST (3)(4)
------------  --------------
AMERICAN CENTURY VP GROWTH FUND
   2014            10.29%
   2013            23.40%

AMERICAN CENTURY VP MID CAP VALUE
   2014            15.48%
   2013            22.10%

AMERICAN CENTURY VP VALUE FUND
   2014            12.11%
   2013            23.00%

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
   2014             4.67%
   2013            17.80%

AMERICAN FUNDS GROWTH FUND
   2014             7.80%
   2013            24.10%

AMERICAN FUNDS GROWTH-INCOME FUND
   2014             9.59%
   2013            27.20%

AMERICAN FUNDS INTERNATIONAL FUND
   2014            (3.51)%
   2013            16.90%

AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
   2014             2.40%
   2013            16.00%

AMERICAN FUNDS NEW WORLD FUND
   2014            (8.00)%
   2013             8.60%

BLACKROCK CAPITAL APPRECIATION V.I. FUND
   2014            11.80%
   2013            28.80%

BLACKROCK EQUITY DIVIDEND V.I. FUND
   2014             8.36%
   2013            18.40%

BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2014             1.26%
   2013            11.00%


--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                             UNIT         UNIT                     INVESTMENT     EXPENSE     EXPENSE        TOTAL
                            VALUES       VALUES                      INCOME       RATIOS      RATIOS        RETURNS
SUBACCOUNT       UNITS    LOWEST (4)   HIGHEST (4)    NET ASSETS   RATIOS (1)   LOWEST (2)  HIGHEST (2)  LOWEST (3)(4)
------------  ----------  ----------  ------------  -------------  -----------  ----------  -----------  -------------
BLACKROCK HIGH YIELD V.I. FUND
   2014          110,290    $  9.80     $ 10.89     $   1,144,872      0.05%       1.50%       2.15%         (2.00)%
   2013           45,549      10.62       10.71           484,388      2.62%       1.65%       2.05%          6.20%

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
   2014           11,643       9.95       10.21           116,986      0.02%       1.50%       2.15%          1.50%
   2013           10,280       9.58        9.67            98,519      0.09%       1.65%       2.05%         (4.20)%

FVIT AMERICAN FUNDS MANAGED RISK PORTFOLIO (b)
   2014       11,090,687      10.35       10.73       116,516,202        --        1.00%       1.65%          3.50%
   2013          633,029      10.20       10.21         6,462,490        --        1.65%       2.05%          2.00%

FVIT BALANCED MANAGED RISK PORTFOLIO (b)(c)
   2014        4,541,944      10.32       10.67        47,382,535        --        1.00%       1.65%          3.20%
   2013          123,816      10.10       10.11         1,251,751        --        1.65%       2.05%          1.00%

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO (b)
   2014       17,623,310       9.92       10.11       176,429,891        --        1.00%       1.65%         (0.89)%
   2013          833,470      10.09       10.10         8,417,458        --        1.65%       2.05%          0.90%

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO (a)
   2014        8,366,857      10.42       10.49        87,644,222        --        1.50%       2.15%          4.20%

FVIT GROWTH MANAGED RISK PORTFOLIO (a)
   2014       24,972,280      10.38       10.46       260,764,228        --        1.50%       2.15%          3.80%

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO (a)
   2014        6,220,234      10.39       10.47        65,007,747        --        1.00%       1.65%          3.90%

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO (b)
   2014        4,854,909      10.47       10.79        51,584,258        --        1.50%       2.15%          4.70%
   2013          237,175      10.13       10.14         2,404,467        --        1.65%       2.05%          1.30%

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO (b)
   2014        8,237,876      10.63       11.05        88,946,458        --        1.00%       1.65%          6.30%
   2013          178,142      10.17       10.18         1,813,276        --        1.65%       2.05%          1.70%

FRANKLIN INCOME VIP FUND (c)
   2014          139,391       9.72       11.43         1,480,193      0.05%       1.00%       1.65%         (2.80)%
   2013           37,747      10.92       11.01           415,316        --        1.15%       1.55%          9.20%

FRANKLIN RISING DIVIDENDS VIP FUND (c)
   2014          128,924      10.65       13.17         1,608,717      0.02%       1.00%       1.65%          6.50%
   2013           86,970      12.11       12.21         1,059,745      0.78%       1.15%       1.55%         21.10%

FRANKLIN SMALL CAP VALUE VIP FUND (c)
   2014           98,045      10.04       12.77         1,192,656        --        1.00%       1.65%         (1.02)%
   2013           66,467      12.69       12.80           848,854      0.54%       1.15%       1.55%         26.90%

FRANKLIN STRATEGIC INCOME VIP FUND (c)
   2014          114,437       9.81       10.30         1,146,294      0.04%       1.00%       1.65%         (1.90)%
   2013           33,796      10.10       10.19           343,553      1.79%       1.15%       1.55%          1.00%

MUTUAL SHARES VIP FUND (C)
   2014          232,276      10.22       12.88         2,916,616      0.02%       1.00%       1.65%          2.20%
   2013          195,903      12.01       12.11         2,367,577      1.87%       1.15%       1.55%         20.10%

TEMPLETON FOREIGN SECURITIES FUND (c)
   2014           81,393       8.64       10.46           846,654      0.02%       1.00%       1.65%        (13.60)%
   2013           64,208      11.76       11.85           758,995      0.89%       1.15%       1.55%         17.60%


                   TOTAL
                  RETURNS
SUBACCOUNT    HIGHEST (3)(4)
------------  --------------
BLACKROCK HIGH YIELD V.I. FUND
   2014             1.68%
   2013             7.10%

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
   2014             4.65%
   2013            (3.30)%

FVIT AMERICAN FUNDS MANAGED RISK PORTFOLIO (b)
   2014             5.09%
   2013             2.10%

FVIT BALANCED MANAGED RISK PORTFOLIO (b)(c)
   2014             5.54%
   2013             1.10%

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO (b)
   2014             0.10%
   2013             1.00%

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO (a)
   2014             4.90%

FVIT GROWTH MANAGED RISK PORTFOLIO (a)
   2014             4.60%

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO (a)
   2014             4.70%

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO (b)
   2014             6.41%
   2013             1.40%

FVIT WMC RESEARCH MANAGED RISK PORTFOLIO (b)
   2014             8.55%
   2013             1.80%

FRANKLIN INCOME VIP FUND (c)
   2014             3.81%
   2013            10.10%

FRANKLIN RISING DIVIDENDS VIP FUND (c)
   2014             7.86%
   2013            22.10%

FRANKLIN SMALL CAP VALUE VIP FUND (c)
   2014             1.00%
   2013            28.00%

FRANKLIN STRATEGIC INCOME VIP FUND (c)
   2014             1.08%
   2013             1.90%

MUTUAL SHARES VIP FUND (C)
   2014             6.36%
   2013            21.10%

TEMPLETON FOREIGN SECURITIES FUND (c)
   2014           (11.73)%
   2013            18.50%


--------------------------------------------------------------------------------
                                    SA-72

   ----------------------------------------------------------------------------



                             UNIT         UNIT                     INVESTMENT     EXPENSE     EXPENSE        TOTAL
                            VALUES       VALUES                      INCOME       RATIOS      RATIOS        RETURNS
SUBACCOUNT       UNITS    LOWEST (4)   HIGHEST (4)    NET ASSETS   RATIOS (1)   LOWEST (2)  HIGHEST (2)  LOWEST (3)(4)
------------  ----------  ----------  ------------  -------------  -----------  ----------  -----------  -------------
TEMPLETON GLOBAL BOND SECURITIES FUND (c)
   2014          270,112    $  9.95     $ 10.13     $   2,717,135      0.05%       1.00%       1.65%         (0.30)%
   2013          114,618       9.94       10.02         1,145,471      0.85%       1.15%       1.55%         (0.60)%

TEMPLETON GROWTH SECURITIES FUND (c)
   2014          135,475       9.30       11.93         1,583,719      0.01%       1.00%       1.65%         (7.00)%
   2013          124,063      12.26       12.36         1,531,034      1.15%       1.15%       1.55%         22.60%

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND (a)
   2014              346      10.29       10.36             3,582        --        1.00%       1.65%          2.90%

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO (a)
   2014           19,702       9.77        9.83           193,502      0.02%       1.00%       1.65%         (2.30)%

GOLDMAN SACHS STRATEGIC INCOME FUND (a)
   2014           42,221       9.80        9.87           416,683      0.04%       1.00%       1.65%         (2.00)%

HARTFORD CAPITAL APPRECIATION HLS FUND
   2014          151,671      10.46       13.90         1,966,352      0.01%       1.50%       2.15%          4.60%
   2013          101,580      12.97       13.08         1,326,545      1.25%       1.65%       2.05%         29.70%

HARTFORD DIVIDEND AND GROWTH HLS FUND
   2014          162,439      10.76       13.91         2,183,053      0.02%       1.00%       1.65%          7.60%
   2013          149,128      12.33       12.43         1,850,455      3.23%       1.15%       1.55%         23.30%

HARTFORD GROWTH OPPORTUNITIES HLS FUND (a)(d)
   2014           18,543      11.28       11.34           209,642        --        1.00%       1.65%         12.80%

HARTFORD HIGH YIELD HLS FUND
   2014           19,900       9.78       10.63           203,491      0.07%       1.00%       1.65%         (2.20)%
   2013            1,904      10.38       10.46            19,919      2.52%       1.15%       1.55%          3.80%

HARTFORD INDEX HLS FUND (d)
   2014          187,217      10.91       13.96         2,599,217      0.01%       1.50%       2.15%          9.06%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
   2014           66,867       9.43       11.25           744,933      0.02%       1.00%       1.65%         (5.70)%
   2013           62,577      11.71       11.81           738,394      1.85%       1.15%       1.55%         17.10%

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND (d)
   2014        3,645,250       8.55        8.70        31,608,449      0.01%       1.00%       1.65%         (2.65)%

HARTFORD TOTAL RETURN BOND HLS FUND
   2014          144,825      10.09       10.26         1,479,950      0.03%       1.50%       2.15%          1.20%
   2013          108,301       9.70        9.78         1,057,547      5.33%       1.65%       2.05%         (3.00)%

HARTFORD VALUE HLS FUND
   2014           24,704      10.79       13.66           322,606      0.01%       1.00%       1.65%          7.90%
   2013           27,007      12.27       12.37           333,102      2.64%       1.15%       1.55%         22.70%

HUNTINGTON VA DIVIDEND CAPTURE FUND (d)
   2014           61,890         --       12.49           772,695      0.06%       1.00%       1.65%            --
   2013           40,680         --       11.41           464,056      5.89%       1.15%       1.15%            --

HUNTINGTON VA GROWTH FUND (e)
   2014               --         --          --                --        --        1.00%       1.65%            --
   2013              408         --       12.69             5,177      1.97%       1.15%       1.15%            --

HUNTINGTON VA INTERNATIONAL EQUITY FUND
   2014           18,415         --       11.09           204,155      0.02%       1.00%       1.65%         (7.27)%
   2013           20,365         --       11.96           243,522      2.68%       1.15%       1.15%            --


                   TOTAL
                  RETURNS
SUBACCOUNT    HIGHEST (3)(4)
------------  --------------
TEMPLETON GLOBAL BOND SECURITIES FUND (c)
   2014             1.10%
   2013             0.20%

TEMPLETON GROWTH SECURITIES FUND (c)
   2014            (3.48)%
   2013            23.60%

GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND (a)
   2014             3.60%

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO (a)
   2014            (1.70)%

GOLDMAN SACHS STRATEGIC INCOME FUND (a)
   2014            (1.30)%

HARTFORD CAPITAL APPRECIATION HLS FUND
   2014             6.27%
   2013            30.80%

HARTFORD DIVIDEND AND GROWTH HLS FUND
   2014            11.91%
   2013            24.30%

HARTFORD GROWTH OPPORTUNITIES HLS FUND (a)(d)
   2014            13.40%

HARTFORD HIGH YIELD HLS FUND
   2014             1.63%
   2013             4.60%

HARTFORD INDEX HLS FUND (d)
   2014             9.29%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
   2014            (4.74)%
   2013            18.10%

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND (d)
   2014            (2.45)%

HARTFORD TOTAL RETURN BOND HLS FUND
   2014             4.91%
   2013            (2.20)%

HARTFORD VALUE HLS FUND
   2014            10.43%
   2013            23.70%

HUNTINGTON VA DIVIDEND CAPTURE FUND (d)
   2014             9.47%
   2013            14.10%

HUNTINGTON VA GROWTH FUND (e)
   2014               --
   2013            26.90%

HUNTINGTON VA INTERNATIONAL EQUITY FUND
   2014               --
   2013            19.60%


--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------



                             UNIT         UNIT                     INVESTMENT     EXPENSE     EXPENSE        TOTAL
                            VALUES       VALUES                      INCOME       RATIOS      RATIOS        RETURNS
SUBACCOUNT       UNITS    LOWEST (4)   HIGHEST (4)    NET ASSETS   RATIOS (1)   LOWEST (2)  HIGHEST (2)  LOWEST (3)(4)
------------  ----------  ----------  ------------  -------------  -----------  ----------  -----------  -------------
HUNTINGTON VA MORTGAGE SECURITIES FUND (e)
   2014               --    $    --     $    --     $          --      0.09%       1.00%       1.65%            --
   2013              797         --        9.77             7,789      5.03%       1.15%       1.15%         (2.30)%

HUNTINGTON VA ROTATING MARKETS FUND (e)
   2014               --         --          --                --        --        1.00%       1.65%            --
   2013               --         --       12.15                --        --        1.15%       1.15%            --

HUNTINGTON VA SITUS FUND (d)
   2014               --         --       11.97            21,906      0.01%       1.00%       1.65%         (2.68)%
   2013              659         --       12.30             8,110      0.62%       1.15%       1.15%            --

INVESCO V.I. BALANCED RISK ALLOCATION FUND
   2014          147,776      10.17       10.42         1,521,074        --        1.00%       1.65%          1.70%
   2013           66,150       9.84        9.92           654,468      1.71%       1.15%       1.55%         (1.60)%

INVESCO V.I. CORE EQUITY FUND
   2014           54,970      10.29       13.03           693,890      0.01%       1.00%       1.65%          2.90%
   2013           45,611      12.06       12.16           553,175      1.37%       1.15%       1.55%         20.60%

INVESCO V.I. INTERNATIONAL GROWTH FUND
   2014          191,649       9.67       11.32         2,146,442      0.01%       1.00%       1.65%         (3.30)%
   2013          181,044      11.30       11.39         2,057,611      1.26%       1.15%       1.55%         13.00%

INVESCO V.I. MID CAP CORE EQUITY FUND
   2014           50,461      10.04       12.49           576,018        --        1.00%       1.65%          0.40%
   2013           22,758      11.97       12.07           273,911      0.54%       1.15%       1.55%         19.70%

INVESCO V.I. MONEY MARKET FUND
   2014           80,467       9.70        9.95           793,818        --        1.50%       2.15%         (1.62)%
   2013            8,401       9.86        9.94            83,464      0.02%       1.65%       2.05%         (1.40)%

INVESCO V.I. SMALL CAP EQUITY FUND
   2014           59,672      10.56       12.97           741,846        --        1.00%       1.65%          0.47%
   2013           46,784      12.69       12.79           596,790        --        1.15%       1.55%         26.90%

LORD ABBETT BOND-DEBENTURE PORTFOLIO
   2014           94,923       9.99       10.99         1,003,749      0.06%       1.00%       1.65%         (0.10)%
   2013           44,509      10.51       10.60           471,012      9.18%       1.15%       1.55%          5.10%

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
   2014          165,419      10.67       13.43         2,204,213        --        1.00%       1.65%          5.52%
   2013          192,267      12.51       12.62         2,421,261      0.44%       1.15%       1.55%         25.10%

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
   2014           37,204      10.62       13.45           457,333        --        1.00%       1.65%          4.42%
   2013           15,923      12.66       12.77           202,828        --        1.15%       1.55%         26.60%

MFS GROWTH SERIES
   2014          148,545      10.83       14.03         2,022,055        --        1.00%       1.65%          7.07%
   2013          129,508      12.88       12.99         1,680,744      0.17%       1.15%       1.55%         28.80%

MFS INTERNATIONAL VALUE PORTFOLIO
   2014           69,286       9.79       12.19           789,743      0.02%       1.00%       1.65%         (2.10)%
   2013           42,381      12.03       12.13           513,150      0.98%       1.15%       1.55%         20.30%

MFS INVESTORS TRUST SERIES
   2014           49,332      10.86       13.70           659,188      0.01%       1.00%       1.65%          8.60%
   2013           43,611      12.35       12.45           542,316      1.02%       1.15%       1.55%         23.50%


                   TOTAL
                  RETURNS
SUBACCOUNT    HIGHEST (3)(4)
------------  --------------
HUNTINGTON VA MORTGAGE SECURITIES FUND (e)
   2014               --
   2013               --

HUNTINGTON VA ROTATING MARKETS FUND (e)
   2014               --
   2013            21.50%

HUNTINGTON VA SITUS FUND (d)
   2014               --
   2013            23.00%

INVESCO V.I. BALANCED RISK ALLOCATION FUND
   2014             5.04%
   2013            (0.80)%

INVESCO V.I. CORE EQUITY FUND
   2014             7.15%
   2013            21.60%

INVESCO V.I. INTERNATIONAL GROWTH FUND
   2014            (0.61)%
   2013            13.90%

INVESCO V.I. MID CAP CORE EQUITY FUND
   2014             3.48%
   2013            20.70%

INVESCO V.I. MONEY MARKET FUND
   2014            (0.50)%
   2013            (0.60)%

INVESCO V.I. SMALL CAP EQUITY FUND
   2014             6.30%
   2013            27.90%

LORD ABBETT BOND-DEBENTURE PORTFOLIO
   2014             3.68%
   2013             6.00%

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
   2014             7.40%
   2013            26.20%

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
   2014             6.90%
   2013            27.70%

MFS GROWTH SERIES
   2014             9.00%
   2013            29.90%

MFS INTERNATIONAL VALUE PORTFOLIO
   2014             0.49%
   2013            21.30%

MFS INVESTORS TRUST SERIES
   2014            10.04%
   2013            24.50%


--------------------------------------------------------------------------------
                                    SA-74

   ----------------------------------------------------------------------------



                             UNIT         UNIT                     INVESTMENT     EXPENSE     EXPENSE        TOTAL
                            VALUES       VALUES                      INCOME       RATIOS      RATIOS        RETURNS
SUBACCOUNT       UNITS    LOWEST (4)   HIGHEST (4)    NET ASSETS   RATIOS (1)   LOWEST (2)  HIGHEST (2)  LOWEST (3)(4)
------------  ----------  ----------  ------------  -------------  -----------  ----------  -----------  -------------
MFS NEW DISCOVERY SERIES
   2014           78,219    $  9.97     $ 11.99     $     900,999        --        1.00%       1.65%         (8.89)%
   2013           55,902      12.94       13.05           727,918        --        1.15%       1.55%         29.40%

MFS VALUE SERIES
   2014          170,136      10.80       13.92         2,321,965      0.01%       1.00%       1.65%          8.00%
   2013          145,502      12.61       12.71         1,844,933      1.08%       1.15%       1.55%         26.10%

PIMCO ALL ASSET PORTFOLIO
   2014           69,229       9.59        9.85           671,715      0.06%       1.00%       1.65%         (4.10)%
   2013           25,359       9.79        9.87           249,071      5.34%       1.15%       1.55%         (2.10)%

PIMCO EQS PATHFINDER PORTFOLIO
   2014           98,388       9.65       11.54         1,132,519        --        1.00%       1.65%         (3.50)%
   2013          120,761      11.42       11.52         1,389,777      4.09%       1.15%       1.55%         14.20%

PIMCO TOTAL RETURN PORTFOLIO
   2014          213,566       9.90       10.18         2,147,351      0.02%       1.50%       2.15%          1.10%
   2013          155,611       9.66        9.76         1,514,595      1.67%       1.65%       2.05%         (3.40)%

PUTNAM VT EQUITY INCOME FUND
   2014           85,891      10.78       13.84         1,127,858      0.02%       1.00%       1.65%          7.80%
   2013           69,254      12.27       12.37           854,797        --        1.15%       1.55%         22.70%

PUTNAM VT INCOME FUND
   2014          126,687      10.06       10.63         1,328,702      0.05%       1.00%       1.65%          0.60%
   2013           92,798       9.97       10.05           931,436        --        1.15%       1.55%         (0.30)%

PUTNAM VT VOYAGER FUND
   2014           90,004      10.78       14.84         1,280,274      0.01%       1.00%       1.65%          7.80%
   2013           92,888      13.50       13.61         1,261,848        --        1.15%       1.55%         35.00%

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
   2014        5,410,046      10.59       10.77        58,078,237      0.01%       1.50%       2.15%          1.15%
   2013        3,849,561      10.46       10.56        40,517,497      0.81%       1.65%       2.05%          4.60%

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
   2014       18,563,205      10.95       11.14       206,071,238      0.01%       1.50%       2.15%         (1.17)%
   2013       11,985,213      11.04       11.17       133,130,668      0.96%       1.65%       2.05%         10.40%

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
   2014       11,650,572      10.91       11.10       128,858,944      0.01%       1.50%       2.15%          0.65%
   2013        9,298,289      10.81       10.93       101,174,719      0.93%       1.65%       2.05%          8.10%


                   TOTAL
                  RETURNS
SUBACCOUNT    HIGHEST (3)(4)
------------  --------------
MFS NEW DISCOVERY SERIES
   2014             0.40%
   2013            30.50%

MFS VALUE SERIES
   2014             9.52%
   2013            27.10%

PIMCO ALL ASSET PORTFOLIO
   2014            (0.20)%
   2013            (1.30)%

PIMCO EQS PATHFINDER PORTFOLIO
   2014             0.17%
   2013            15.20%

PIMCO TOTAL RETURN PORTFOLIO
   2014             3.18%
   2013            (2.40)%

PUTNAM VT EQUITY INCOME FUND
   2014            11.88%
   2013            23.70%

PUTNAM VT INCOME FUND
   2014             5.77%
   2013             0.50%

PUTNAM VT VOYAGER FUND
   2014             9.04%
   2013            36.10%

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
   2014             1.99%
   2013             5.60%

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
   2014             0.09%
   2013            11.70%

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
   2014             1.56%
   2013             9.30%

(a)   New subaccount. See Note 1.

(b)   Prior year new subaccount. See Note 1.

(c)   Name change. See Note 1.

(d)   Merger. See Note 1.

(e)   Liquidation. See Note 1.

(1) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.



--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) For periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.


5.   SUBSEQUENT EVENTS



     The Account has performed an evaluation of subsequent events through the financial statements issuance date of April 8, 2015. The Account has not evaluated subsequent events after the issuance for presentation in these financial statements.



--------------------------------------------------------------------------------
                                    SA-76

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY FINANCIAL STATEMENTS AND
SUPPLEMENTAL INFORMATION
December 31, 2014 and 2013

[PWC_K_LOGO]
                        INDEPENDENT AUDITOR'S REPORT


To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company ("the Company"), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2014 and 2013, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the Company as of December 31, 2014 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2014 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

April 8, 2015

[PRICEWATER_COOPER_LLP_K_SIG]

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX
77002
T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES AND CAPITAL AND SURPLUS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands, except share amounts)


ADMITTED ASSETS                                                                                      2014              2013
                                                                                                ---------------    -------------
Invested assets
   Bonds                                                                                        $    9,526,489     $  6,557,328
   Common stocks -- unaffiliated                                                                         8,500            8,500
   Preferred stocks                                                                                      9,419            4,400
   Mortgage loans on real estate                                                                       616,278          451,890
   Cash, cash equivalents, and short-term investments                                                  166,227           95,291
   Contract loans and other invested assets                                                            245,469          102,426
                                                                                                ---------------    -------------
               Total invested assets                                                                10,572,382        7,219,835
Deferred and uncollected premiums                                                                       21,537           21,912
Investment income due and accrued                                                                       61,339           77,854
Current income tax recoverable                                                                           2,732           24,046
Net deferred tax asset                                                                                  34,773           40,285
Other assets                                                                                             7,082            2,613
                                                                                                ---------------    -------------
               Total admitted assets excluding separate accounts                                    10,699,845        7,386,545
Separate account assets                                                                              1,884,028          570,681
                                                                                                ---------------    -------------
               Total admitted assets                                                            $   12,583,873     $  7,957,226
                                                                                                ---------------    -------------
LIABILITIES
   Reserves for future policy benefits                                                          $    9,444,692     $  6,596,544
   Policy and contract claims                                                                            6,318            6,192
   Funds held under affiliate reinsurance treaty with unauthorized reinsurers                          183,108          192,695
   Transfers to separate accounts due or accrued                                                      (150,255)         (44,150)
   Asset valuation reserve                                                                              57,544           45,536
   Interest maintenance reserve                                                                        170,299           83,817
   Repurchase agreement payable                                                                        106,737               --
   Other liabilities                                                                                    76,447            4,109
                                                                                                ---------------    -------------
               Total liabilities excluding separate accounts                                         9,894,890        6,884,743
   Separate account liabilities                                                                      1,884,028          550,020
                                                                                                ---------------    -------------
               Total liabilities                                                                    11,778,918        7,434,763
                                                                                                ===============    =============
CAPITAL AND SURPLUS
   Capital stock, $2,500 par value per share, 1,000 shares authorized, issued and
     outstanding at 2014 and 2013                                                                        2,500            2,500
   Gross paid in and contributed surplus                                                               500,553          375,553
   Unassigned surplus                                                                                  301,902          144,410
                                                                                                ---------------    -------------
               Total capital and surplus                                                               804,955          522,463
                                                                                                ---------------    -------------
               Total liabilities, capital and surplus                                           $   12,583,873     $  7,957,226
                                                                                                ===============    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS AND
CHANGES IN CAPITAL AND SURPLUS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)


                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                               -------------------------------
                                                                                                    2014             2013
                                                                                               --------------    -------------
REVENUES
   Life and annuity premiums earned                                                            $   4,907,931     $  2,331,029
   Net investment income                                                                             389,238          363,799
   Amortization of interest maintenance reserve                                                       24,432           13,256
   Commissions and expense allowances on reinsurance ceded                                            11,561           11,934
   Other income                                                                                       56,707           15,173
                                                                                               --------------    -------------
               Total revenues                                                                      5,389,869        2,735,191
                                                                                               --------------    -------------
BENEFITS AND EXPENSES
   Death and annuity benefits                                                                        444,134          436,543
   Surrender benefits paid                                                                           277,237          192,571
   Increase in reserves for future policy benefits                                                 2,848,114          981,083
   Net transfers to separate accounts                                                              1,224,944          486,298
   Change in modco reserves assumed                                                                  (15,878)         213,739
   Commissions                                                                                       260,187          192,234
   General insurance expenses                                                                        110,893          165,476
   Taxes, licenses and fees                                                                           15,527           13,863
   Decrease in loading on deferred and uncollected premiums                                           (1,763)          (1,765)
   Other expenses                                                                                     10,708            8,924
                                                                                               --------------    -------------
               Total benefits and expenses                                                         5,174,103        2,688,966
                                                                                               --------------    -------------
   Net gain from operations before federal income taxes and realized capital losses                  215,766           46,225
   Federal income taxes                                                                               48,823           16,352
                                                                                               --------------    -------------
   Net gain from operations                                                                          166,943           29,873
                                                                                               --------------    -------------
   Realized capital gains (losses), net of tax and transfer to IMR                                     3,370           (6,922)
                                                                                               --------------    -------------
               Net income                                                                      $     170,313     $     22,951
                                                                                               ==============    =============
Capital and surplus, beginning of year                                                         $     522,463     $    461,372
Net income                                                                                           170,313           22,951
Change in net unrealized capital gains (losses), net of tax                                            3,550             (716)
Change in net unrealized foreign exchange capital gain (loss)                                           (685)             754
Change in net deferred income tax                                                                     (4,138)          15,541
Change in nonadmitted assets                                                                           1,081              190
Changes in surplus in Separate Accounts                                                                 (621)             621
Surplus paid in                                                                                      125,000           50,000
Change in asset valuation reserve                                                                    (12,008)         (13,250)
Dividends to stockholders                                                                                 --          (15,000)
                                                                                               --------------    -------------
               Capital and surplus, end of year                                                $     804,955     $    522,463
                                                                                               ==============    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)


                                                                                             2014            2013
                                                                                         -------------    ------------
CASH FROM OPERATIONS
   Premiums and annuity considerations                                                   $  4,905,727     $ 2,331,698
   Net investment income                                                                      299,220         330,489
   Other income                                                                                64,340          21,303
                                                                                         -------------    ------------
              Total receipts from operations                                                5,269,287       2,683,490
   Benefit and loss related payments                                                          713,706         618,400
   Net transfers to separate accounts                                                       1,331,049         530,449
   Commissions and expenses paid                                                              366,440         600,312
   Federal and foreign income taxes paid                                                      105,124          64,133
                                                                                         -------------    ------------
              Total payments from operations                                                2,516,319       1,813,294
                                                                                         -------------    ------------
              Net cash from operations                                                      2,752,968         870,196
CASH USED FOR INVESTMENTS
   Proceeds from investments sold, matured or called
     Bonds                                                                                  4,674,562       1,219,422
     Other invested assets                                                                    177,449         116,768
                                                                                         -------------    ------------
              Total cash proceeds from investments                                          4,852,011       1,336,190
   Cost of investments acquired
     Bonds                                                                                  7,329,004       2,257,313
     Other invested assets                                                                    444,189         292,474
                                                                                         -------------    ------------
              Total cost of investments acquired                                            7,773,193       2,549,787
   Net increase in policy loans and premium notes                                                 385            (221)
                                                                                         -------------    ------------
              Net cash used for investments                                                (2,921,567)     (1,213,376)
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Cash applied
     Capital and paid in surplus                                                              125,000          50,000
     Net deposits on deposit-type contracts                                                      (348)        169,708
     Dividends to stockholders                                                                     --         (15,000)
     Other cash provided (applied)                                                            114,883             591
                                                                                         -------------    ------------
              Net cash from financing and miscellaneous sources                               239,535         205,299
                                                                                         -------------    ------------
     Net change in cash and short-term investments                                             70,936        (137,881)
Cash, cash equivalents, and short-term investments, beginning of year                          95,291         233,172
                                                                                         -------------    ------------
              Cash, cash equivalents, and short-term investments, end of year            $    166,227     $    95,291
                                                                                         =============    ============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)





1.    ORGANIZATION AND NATURE OF OPERATIONS

ORGANIZATION
On January 2, 2014, the direct parent of Commonweath Life and Annuity Insurance Company ("CwA"), Global Atlantic (Fin) Company ("Finco"), acquired Forethought Financial Group ("FFG"), a privately-held diversified financial services organization that owns life insurance entities, Forethought Life Insurance Company ("FLIC" or "the Company") and Forethought National Life Insurance Company ("FNLIC"). As part of this transaction, effective January 2, 2014, Finco restructured the ownership of certain subsidiaries which resulted in certain changes and transactions involving the insurance entities in the Holding Company Group.

CwA is organized as a stock life insurance company, and is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. CwA owns 95% of the outstanding ordinary shares of FLIC. Forethought Services, LLC ("FSLLC"), a wholly-owned subsidiary of FFG, owns 5% of the outstanding ordinary shares of FLIC.

The Company was organized on February 14, 1980 and is a stock life insurance company organized under the provisions of the laws of the state of Indiana. The Company sells preneed and final expense life insurance, annuities and Medicare supplement insurance. The Company is licensed in 49 states, the District of Columbia and Puerto Rico. Since its inception, FLIC has marketed nonparticipating individual and group life insurance products used to fund prearranged funerals. FLIC's life insurance products are sold by independent agents typically associated with funeral homes or cemeteries, and other funeral home representatives. Beginning in 2007, the Company began to market fixed indexed annuities through independent marketing organizations, and in 2008 the Company began to market preneed and final expense policies. In 2010, the Company began to market Medicare supplement insurance. In 2010, the Company created a new subsidiary, FLIC Properties, LLC, for the principal purpose of acquiring investment properties through foreclosure.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, by tracking and attempting to influence legal and regulatory initiatives, and by adopting policies designed to limit exposure to legal liability. The Company also has a regulatory compliance function to mitigate such risks.

CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on residential and commercial mortgage loans owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets produce cash flows, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Most of the Company's products expose it to the risk that changes in interest rates will reduce its investment margin or "spread," or the difference between the amounts the Company is required to pay under the contracts and the rate of return it is able to earn on its investments intended to support obligations under the contracts. The Company's spread is a key component of its net income.

As interest rates continue to remain at low levels, the Company may be forced to reinvest proceeds from investments that have matured or have been prepaid or sold at lower yields, reducing its investment margin. Lowering interest crediting rates can help offset decreases in investment margins on some products. However, the Company's ability to lower these rates could be limited by competition or contractually guaranteed minimum rates and may not match the timing or magnitude of changes in asset yields. As a result, the Company's spread could decrease or become negative.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




MORTALITY RISK is the risk that the Company's mortality experience will materially exceed the mortality assumed when the products were originally priced. There are a large number of policies at small face amounts. This coupled with the homogeneity of the business written allows the Company to predict mortality risk with a relatively high degree of accuracy. Any random variation in experience is relatively small.

RATING AGENCY RISK is the risk that the Company may be impacted due to adverse actions by rating agencies. The Company actively engages with the rating agencies throughout the year.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("SAP"), which differ in some respects from accounting principles generally accepted in the United Stated of America ("GAAP"). The more significant of these differences are as follows:

- Bonds and stocks are valued in accordance with rules prescribed by the National Association of Insurance Commissioners, ("NAIC"), whereby bonds eligible for amortization under such rules are stated at amortized cost. The NAIC prescribes the use of a scientific interest method for amortizing debt securities. All other bonds are stated at values prescribed by the NAIC. The NAIC issued SSAP 43R, LOAN-BACKED AND STRUCTURED SECURITIES in 2009 to determine the statutory carrying value of certain non-agency residential mortgage backed securities. Based upon the carrying values relative to five price points provided by the NAIC, the non-agency residential mortgage-backed securities are carried at amortized cost if the rating was NAIC 1 to 5 and at fair value if the NAIC rating is 6. Common stocks of other than affiliates are carried at market value and common stocks of insurance company affiliates are carried at statutory equity plus unamortized goodwill. Under GAAP, equity securities that have readily determinable fair values and debt securities would be classified into three categories: held-to-maturity, trading, and available-for-sale. Held-to-maturity securities would be reported at amortized cost. Trading securities would be reported at fair value, with unrealized gains and losses reported as a separate component of income. Available-for-sale securities would be reported at fair value, with unrealized gains and losses, net of applicable taxes, reported as a separate component of equity.

- Acquisition costs, such as commissions and other costs in connection with acquiring new business, are charged to operations as incurred for SAP rather than deferred and amortized over the lives of the policies as would be required under GAAP.

- Policy reserves are determined using the 1980 Commissioners Standard Ordinary (1980 CSO) or 2001 Commissioners Standard Ordinary (2001 CSO) mortality table and interest rates that were applicable at the time of policy issue. Withdrawals and discretionary death benefit increases are not considered in the calculation of statutory reserves. GAAP reserves are based on mortality assumptions that reflect the company's experience, cash value interest rates, and expected death benefit increases.

- Annuity reserves are determined using the Commissioner's reserve valuation method ("CRVM") under SAP. Under GAAP, annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain guarantees under variable annuity contracts.

- An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with SAP. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses are amortized to income over the remaining lives of the assets sold.

- The investment in wholly-owned subsidiaries is valued based on the statutory equity method, with changes in value reflected directly in surplus, rather than consolidated as would be required under GAAP.

- Dividends received from affiliates are recognized in net investment income to the extent they do not exceed the accumulated earnings calculated at the subsidiary level. Dividends in excess of this amount are recorded as return of capital.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




- Under SAP, revenues for annuity deposit-type contracts are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Under GAAP, premiums received in excess of policy charges would be recognized as a deposit.

- Under statutory accounting practices, certain assets are designated as "nonadmitted assets" and are not included in the accompanying Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus since these assets are not taken into account in determining an insurer's financial condition. Nonadmitted assets primarily include intangible assets, furniture and equipment, agents' debit balances, and receivables over 90 days old.

- The methodology used to determine the portion of the deferred tax asset that is nonadmitted under SSAP 101, INCOME TAXES ("SSAP 101"), differs from the determination of the valuation allowance under GAAP guidance. Changes in deferred income taxes are not reported as a component of net income and instead are presented as a component of surplus.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are assumed to be material.

VALUATION OF INVESTMENTS
Investment income is recorded when earned. Realized gains and losses on sale or maturity of investments are generally determined on the basis of FIFO (First In, First Out). Aggregate unrealized capital gains and losses are credited or charged directly to unassigned surplus, net of taxes. SAP requires that unrealized capital losses on investments that are determined to be other-than-temporary declines in value must be reclassified to realized capital losses. The Company reviews its investment portfolio on a periodic basis to determine other-than-temporary declines in value. In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to, 1) the Company's ability and intent to retain the security for a sufficient amount of time for it to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring,
4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer.

Mortgage-backed and asset-backed securities are stated at amortized cost using a prospective basis. The prospective approach recognizes, through the recalculation of the effective yield to be applied to future periods, the effects of all cash flows whose amounts differ from those estimated earlier. Changes in amortization and amortized cost will occur in future periods. Assumptions for mortgage-backed and asset-backed securities are updated twice a year. Agency pass-through and collateralized mortgage obligations use the twelve month prepayment speed assumption. Non-agency collateralized mortgage obligations and asset-backed securities are updated using projected principal payment windows.

Unaffiliated common stocks are carried at market value as published by the NAIC. Fair value has been determined using quoted NAIC market prices for publicly traded securities. Unrealized gains and losses are reflected in surplus, net of deferred taxes.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

All real estate is recorded in the financial statements at historical cost, less accumulated depreciation

The Company holds investments in Low Income Housing Tax Credits with 12 years remaining of unexpired tax credits and with a required holding period of 15 years.

The Company considers all investments with original maturities less than one year at the date of acquisition to be short-term investments, and all investments with maturities less than ninety days at the date of acquisition to be cash equivalents. Short-term investments and cash equivalents are carried at amortized cost, which approximates fair value.

All securities are recorded in the financial statements on a trade date basis except for the acquisition of private placement bonds, which are recorded on the funding date.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




DERIVATIVE INSTRUMENTS
The Company issues fixed indexed annuity ("FIA") products that provide for potential return that is linked to the S&P 500 index. At December 31, 2014 and 2013, the Company had $2,422,156 and $3,562,107 of FIA reserves, respectively. The Company purchases S&P 500 index call options for the purpose of hedging the potential increases to policyholder benefits resulting from increases in the S&P 500 Index. The Company also uses various equity futures to hedge equity exposure associated with the Guaranteed Living Withdrawal benefit and Guaranteed Minimum Death Benefit features of the variable annuity line of business. The Company's hedges are categorized as fair value hedges.

The S&P 500 index call options have met the criteria of highly effective hedges in 2014 and 2013 and therefore received hedge accounting treatment in accordance with SSAP 86, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under such treatment, options are recorded at cost and marked to market with any change in unrealized reported as a component of net investment income. Upon exercise or expiration, the difference between the cash proceeds and cost is recognized as investment income / (loss). For equity futures that hedge the variable annuity guarantees, mark to market adjustments flow through the Statement of Operations.

As of December 31, 2014, the Company owned call options with a fair value and carrying value of $29,971 and book value of $26,350. The difference of $3,620 is reported as part of net investment income earned. In 2014, the Company also reported realized losses of $17,403 which decreased net investment income. As of December 31, 2013, the Company owned call options with a fair value and carrying value of $31,236 and book value of $17,359. The unrealized difference of $13,877 is reported as part of net investment income earned. In 2013, the Company also reported realized losses of $14,502 which decreased net investment income.

The Company also issues life products whose death benefit growth rate is determined by various consumer price indexes ("CPI"). The Company has hedged this risk by entering into CPI swaps. The Company deemed this hedge to be highly effective under SSAP 86, allowing for hedge accounting. The swaps are carried at cost, which is zero as of December 31, 2014. Under hedge accounting, the swaps are carried at book value consistent with the hedged liabilities.

In 2013, the Company purchased two currency swaps to hedge its currency exposure resulting from its purchase of GBP denominated bonds. Under the terms of the swaps, the Company pays fixed and floating GBP and receives fixed USD. As of December 31, 2014 and 2013, the liability was carried at $7,000 and $7,000, respectively.

GUARANTY FUND ASSESSMENTS
Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

PREMIUMS
Life premiums are recognized as income over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received.

REINSURANCE
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

INCOME TAXES
Deferred income taxes are recorded for temporary differences between amounts reported in the financial statements and those included in the tax return. The change in deferred income taxes is recorded directly in capital and surplus.

USE OF ESTIMATES
Preparation of the accompanying statutory financial statements requires the use of management's judgment, including estimates to establish the reserves for future policy benefits. Actual results may differ from those estimates.

FUTURE BENEFIT ON LIFE POLICIES AND ANNUITY CONTRACTS
Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the instructions.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




Reserves for a majority of the annuity contracts are determined in accordance with CARVM. Valuation interest rates range from 3.0% to 5.0% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table.

The Company, with the permission of the Commissioner of Insurance of the State of Indiana, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. The impact of this permitted practice was an increase to surplus of $11,136 and $11,365 as of December 31, 2014 and 2013, respectively.

POLICY AND CONTRACT CLAIMS
The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The assets and liabilities resulting from the receipt of variable annuity premiums are segregated into separate accounts. Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. The operations of the separate accounts are excluded from the statements of operations and cash flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method ("VACARVM") under Actuarial Guideline 43 ("AG 43").


3.    INVESTMENTS

The carrying value, gross unrealized gains, gross unrealized losses, and estimated fair value, of bonds and equity securities held in the general account at December 31, 2014 and 2013 are as follows:

                                                                           DECEMBER 31, 2014
                                                      ---------------------------------------------------------
                                                                         GROSS          GROSS         ESTIMATED
                                                        CARRYING      UNREALIZED     UNREALIZED         FAIR
                                                          VALUE          GAINS         LOSSES           VALUE
                                                      -----------     -----------    -----------    -----------
BONDS
   U.S. GOVERNMENT SECURITY OBLIGATIONS               $     8,775     $    1,070     $      (43)    $     9,802
   ALL OTHER GOVERNMENTS                                    3,448            113            (24)          3,537
   STATES, TERRITORIES AND POSSESSIONS                     63,664          5,045           (109)         68,600
   POLITICAL SUBDIVISIONS OF STATES, TERRITORIES AND
     POSSESSIONS                                           72,024          7,407             --          79,431
   SPECIAL REVENUE AND SPECIAL                                                                               --
     ASSESSMENT OBLIGATIONS                               801,896         85,809         (8,247)        879,458
   HYBRID                                                  26,376          1,222            (18)         27,580
   INDUSTRIAL AND MISCELLANEOUS                         8,550,306        285,829       (110,468)      8,725,667
                                                      -----------     -----------    -----------    -----------
             TOTAL BONDS                                9,526,489        386,495       (118,909)      9,794,075
PREFERRED STOCK                                             9,419            382             --           9,801
COMMON STOCK -- UNAFFILIATED                                8,500             --             --           8,500
                                                      -----------     -----------    -----------    -----------
             TOTAL                                    $ 9,544,408     $  386,877     $ (118,909)    $ 9,812,376
                                                      ===========     ===========    ===========    ===========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




                                                                                      December 31, 2013
                                                                -----------------------------------------------------------
                                                                                    Gross           Gross         Estimated
                                                                  Carrying       Unrealized      Unrealized         Fair
                                                                    Value           Gains          Losses           Value
                                                                -----------     -----------     ------------    -----------
Bonds
   U.S. government security obligations                         $    29,471      $    2,535     $      (227)    $    31,779
   All other governments                                            129,809           8,019          (7,984)        129,844
   States, territories and possessions                               65,772           5,986            (659)         71,099
   Political subdivisions of states, territories and
     possessions                                                     72,049           2,364          (1,613)         72,800
   Special revenue and special                                                                                           --
     assessment obligations                                         721,949          37,258         (29,966)        729,241
   Industrial and miscellaneous                                   5,538,278         320,196        (139,454)      5,719,020
                                                                -----------     -----------     ------------    -----------
               Total bonds                                        6,557,328         376,358        (179,903)      6,753,783
Preferred stock                                                       4,400              --             (44)          4,356
Common stock -- unaffiliated                                          8,500              --              --           8,500
                                                                -----------     -----------     ------------    -----------
               Total                                            $ 6,570,228      $  376,358     $  (179,947)    $ 6,766,639
                                                                ===========     ===========     ============    ===========

Bonds at December 31, 2014, are summarized by stated maturity as follows:

                                                                                            CARRYING        ESTIMATED
                                                                                              VALUE        FAIR VALUE
                                                                                           -----------    -----------
Due in one year or less                                                                    $       800    $       800
Due after one year through five years                                                          483,732        501,864
Due after five years through ten years                                                       1,088,347      1,114,440
Due after ten years                                                                          2,147,611      2,374,609
Asset backed securities                                                                      5,805,999      5,802,363
                                                                                           -----------    -----------
              Total bonds                                                                  $ 9,526,489    $ 9,794,076
                                                                                           ===========    ===========

The following table presents the Company's gross unrealized losses and fair values for bonds and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2014 and 2013.

                                                              DECEMBER 31, 2014
                                  -------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -----------------------  -----------------------  -----------------------
                                   ESTIMATED  UNREALIZED    ESTIMATED   UNREALIZED   ESTIMATED  UNREALIZED
                                  FAIR VALUE    LOSSES     FAIR VALUE     LOSSES    FAIR VALUE    LOSSES
                                  ----------  -----------  ----------  -----------  ----------  -----------
U.S. GOVERNMENT                   $       35  $       (1)   $    845     $    (42)  $      880  $      (43)
ALL OTHER GOVERNMENTS                     --          --       1,226          (24)       1,226         (24)
STATES, TERRITORIES AND
  POSSESSIONS                             --          --       4,723         (109)       4,723        (109)
POLITICAL SUBDIVISIONS                    --          --          --           --           --          --
SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS              18,021      (7,444)     27,930         (803)      45,951      (8,247)
HYBRID                                 3,094         (18)         --           --        3,094         (18)
INDUSTRIAL AND MISCELLANEOUS       3,734,975     (95,316)    388,705      (15,152)   4,123,680    (110,468)
                                  ----------  -----------  ----------  -----------  ----------  -----------
      TOTAL TEMPORARILY IMPAIRED
        SECURITIES                $3,756,125  $ (102,779)   $423,429     $(16,130)  $4,179,554  $ (118,909)
                                  ==========  ===========  ==========  ===========  ==========  ===========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




                                                                      December 31, 2013
                                     ---------------------------------------------------------------------------------
                                         Less than 12 Months         12 Months or More                 Total
                                     --------------------------  ------------------------   --------------------------
                                       Estimated    Unrealized    Estimated    Unrealized     Estimated    Unrealized
                                      Fair Value      Losses     Fair Value      Losses      Fair Value      Losses
                                     -----------    -----------  ----------    ----------   -----------    -----------
U.S. government                      $     2,206    $     (199)   $     609     $    (28)   $     2,815    $     (227)
All other governments                     40,019        (4,091)      19,065       (3,893)        59,084        (7,984)
States, territories and possessions        5,450          (659)          --           --          5,450          (659)
Political subdivisions                    25,730        (1,613)          --           --         25,730        (1,613)
Special revenue and special
   assessment obligations                248,679       (27,248)      17,539       (2,718)       266,218       (29,966)
Industrial and miscellaneous           1,887,795      (117,291)     138,586      (22,163)     2,026,381      (139,454)
                                     -----------    -----------  ----------    ----------   -----------    -----------
      Total temporarily impaired
        securities                   $ 2,209,879    $ (151,101)   $ 175,799     $(28,802)   $ 2,385,678    $ (179,903)
                                     ===========    ===========  ==========    ==========   ===========    ===========

The Company has the intent and ability to hold all bonds in an unrealized loss position until maturity. The reduction of unrealized gains as of December 31, 2014 was primarily due to a decrease in treasury rates across the curve. Certain securities experienced declines in fair value that were due in part to credit-related considerations amounting to $881 in 2014 of other-than-temporary impairments. There were no impairments in 2013.

The components of net investment income for the years ended December 31, 2014 and 2013 were as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                       --------------------------
                                                                                         2014             2013
                                                                                       ----------       ---------
Mortgage loans                                                                         $  22,745        $ 19,228
Interest on bonds                                                                        403,701         331,106
Real estate income                                                                            --              40
Short-term investments                                                                        12             203
Derivative instruments                                                                   (29,219)         24,829
Other income                                                                               5,276           1,272
                                                                                       ----------       ---------
          Gross investment income                                                        402,515         376,678
Investment expenses                                                                      (13,277)        (12,879)
                                                                                       ----------       ---------
          Net investment income                                                        $ 389,238        $363,799
                                                                                       ==========       =========

Summarized below are realized gains or losses on investments sold during 2014 and 2013. The cost of investments sold is determined by FIFO.

                                                                                YEAR ENDED DECEMBER 31, 2014
                                                                -------------------------------------------------------------
                                                                                                                     NET
                                                                  REALIZED      REALIZED         REALIZED         REALIZED
                                                                    GAINS        LOSSES          LOSSES ON          GAINS
                                                                  ON SALES      ON SALES        IMPAIRMENTS       (LOSSES)
                                                                -----------    -----------    ---------------    ------------
Bonds                                                           $   282,930    $  (89,354)        $    --        $   193,576
Other                                                                 1,771        (2,566)           (881)            (1,676)
Tax expense                                                                                                          (77,615)
                                                                                                                 ------------
      Net realized capital gains, net of tax                                                                         114,285
Transfer to IMR, net of tax of $59,723                                                                               110,914
                                                                                                                 ------------
      Net realized capital losses, net of tax and transfers to
        IMR                                                                                                      $     3,371
                                                                                                                 ============


FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




                                                                                      Year Ended December 31, 2013
                                                                        --------------------------------------------------------
                                                                                                                         Net
                                                                         Realized     Realized        Realized        Realized
                                                                           Gains       Losses         Losses on         Gains
                                                                         on Sales     on Sales       Impairments      (Losses)
                                                                        ---------     ----------    -------------     ----------
Bonds                                                                   $  34,723     $ (18,014)        $ --          $  16,709
Other                                                                       2,395          (415)          --              1,980
Tax expense                                                                                                             (14,969)
                                                                                                                      ----------
      Net realized capital gains, net of tax                                                                              3,720
Transfer to IMR, net of tax of $5,730                                                                                    10,642
                                                                                                                      ----------
      Net realized capital losses, net of tax and transfers to
        IMR                                                                                                           $  (6,922)
                                                                                                                      ==========

Proceeds from the sale of investments (excluding calls and maturities) were $4,298,985 and $780,841 in 2014 and 2013, respectively.

Under the NAIC guidelines prescribed for the interest maintenance reserve, all interest-related gains and losses for which the remaining life of the sold security was greater than one year are deferred (adjusted for tax) and amortized over the estimated life of the sold instrument. The group method, as defined by the NAIC, is used for amortization purposes. This method is consistent with prior years.

At December 31, 2014 and 2013, investments carried at $4,117 and $4,228, respectively, were on deposit with various regulatory authorities to comply with insurance regulations.

There were no loan-backed securities with a recognized other-than-temporary impairment held by the Company at December 31, 2014 or 2013, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2014 and 2013:

                                                             DECEMBER 31, 2014
                                ---------------------------------------------------------------------------
                                   LESS THAN 12 MONTHS       12 MONTHS OR MORE               TOTAL
                                ------------------------  -----------------------  ------------------------
                                 ESTIMATED   UNREALIZED    ESTIMATED  UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE     LOSSES     FAIR VALUE    LOSSES     FAIR VALUE     LOSSES
                                -----------  -----------  ----------  -----------  -----------  -----------
Loan-Backed and Structured
  Securities                    $3,199,141     $(80,195)   $161,483     $(7,394)   $3,360,624     $(87,589)
                                ===========  ===========  ==========  ===========  ===========  ===========

                                                                       December 31, 2013
                                      -----------------------------------------------------------------------------------
                                         Less than 12 Months           12 Months or More                   Total
                                      -------------------------    -------------------------    -------------------------
                                       Estimated    Unrealized      Estimated     Unrealized     Estimated     Unrealized
                                      Fair Value      Losses       Fair Value       Losses      Fair Value       Losses
                                      ----------    -----------    ----------    -----------    ----------    -----------
Loan-Backed and Structured
   Securities                          $228,046       $(5,387)        $620           $(29)       $228,666       $(5,416)
                                      ==========    ===========    ==========    ===========    ==========    ===========

4.    CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2015 is $166,943. No dividends were paid in 2014. On September 4, 2013, FLIC paid an ordinary cash dividend of $15,000 to its parent.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




In 2014, the Company received capital contributions of $118,750 from CwA and $6,250 from FSLLC. In 2013, the Company received capital contributions of $50,000 from its parent. The Company's unassigned surplus was impacted by each item as follows:

                                                                                     DECEMBER 31,
                                                                                ------------------------
                                                                                   2014          2013
                                                                                ----------    ----------
               Unrealized gains (losses)                                        $  (4,787)    $    (549)
               Nonadmitted asset values                                            (2,681)       (3,762)
               Asset valuation reserves                                           (57,544)      (45,536)

5.    INCOME TAXES

Deferred tax assets or liabilities represent the future tax consequences of temporary differences generated by statutory accounting. Changes in deferred tax assets and liabilities are recognized as a separate component of gains and losses in unassigned surplus.

The components of the net deferred tax assets and liabilities at December 31, 2014 and 2013 were as follows:

                                                                                                           DECEMBER 31,
                                                                                                     ------------------------
                                                                                                        2014          2013
                                                                                                     -----------   ----------
DEFERRED TAX ASSETS
   ORDINARY
     Reserves                                                                                        $   25,057    $  18,933
     Basis difference in deferred acquisition costs                                                      49,463       33,093
     Commissions                                                                                            516        6,448
     Other ordinary                                                                                       2,417        2,047
                                                                                                     -----------   ----------
               Admitted ordinary deferred tax assets                                                     77,453       60,521
                                                                                                     -----------   ----------
   CAPITAL
     Investments                                                                                            647          339
                                                                                                     -----------   ----------
       Admitted capital deferred tax assets                                                                 647          339
                                                                                                     -----------   ----------
               Admitted deferred tax assets                                                              78,100       60,860
                                                                                                     -----------   ----------
DEFERRED TAX LIABILITIES
   ORDINARY
     Deferred premium                                                                                    (7,553)      (7,665)
     Other ordinary                                                                                        (138)        (130)
                                                                                                     -----------   ----------
               Ordinary deferred tax liabilities                                                         (7,691)      (7,795)
                                                                                                     -----------   ----------
   CAPITAL
     Investments                                                                                        (35,636)     (12,780)
                                                                                                     -----------   ----------
       Capital deferred tax liabilities                                                                 (35,636)     (12,780)
                                                                                                     -----------   ----------
               Gross deferred tax liabilities                                                           (43,327)     (20,575)
                                                                                                     -----------   ----------
               Net admitted deferred tax asset                                                       $   34,773    $  40,285
                                                                                                     ===========   ==========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




                                            2014           2014          2014           2013          2013          2013
                                          ORDINARY        CAPITAL        TOTAL        ORDINARY       CAPITAL        TOTAL
                                         -----------    -----------   ------------   ----------     ----------    ----------
DEFERRED TAX ASSETS
   Gross deferred tax assets              $  77,453     $      647    $    78,100     $ 60,521      $     339     $  60,860
   Statutory valuation allowance                 --             --             --           --             --            --
                                         -----------    -----------   ------------   ----------     ----------    ----------
   Adjusted gross deferred tax assets        77,453            647         78,100       60,521            339        60,860
   Total of gross deferred tax
     liabilities                             (7,691)       (35,636)       (43,327)      (7,795)       (12,780)      (20,575)
                                         -----------    -----------   ------------   ----------     ----------    ----------
   Net deferred tax asset                    69,762        (34,989)        34,773       52,726        (12,441)       40,285
   Deferred tax asset nonadmitted                --             --             --           --             --            --
                                         -----------    -----------   ------------   ----------     ----------    ----------
   Net admitted deferred tax asset        $  69,762     $  (34,989)   $    34,773     $ 52,726      $ (12,441)    $  40,285
ADMISSION CALCULATION
   COMPONENTS SSAP 101
(a)  Federal income taxes paid in
    prior years recoverable through
    loss carrybacks                       $  45,262     $      647    $    45,909     $ 46,834      $     339     $  47,173
(b)  Adjusted gross deferred tax
    assets expected to be realized
    (Excluding the amount of
    deferred tax assets from
    (a) above) after application of
    the threshold limitation. (Lesser
    of (b)1 and (b)2 below)
   1 Adjusted gross deferred tax
     assets expected to be realized
     following the balance sheet
     date                                        --             --             --           --             --            --
   2 Adjusted gross deferred tax
     assets allowed per limitation
     threshold                                   --             --        115,527           --             --        72,327
(c)  Adjusted gross deferred tax
    assets (excluding: the amount of
    deferred tax assets from (a) and
    (b) above) offset by gross
    deferred tax liabilities                 32,191             --         32,191       13,687             --        13,687
                                         -----------    -----------   ------------   ----------     ----------    ----------
(d)  Deferred tax assets admitted as
    the result of SSAP No. 101 Total      $  77,453     $      647    $    78,100     $ 60,521      $     339     $  60,860
                                         ===========    ===========   ============   ==========     ==========    ==========

                                                                                             2014          2013
                                                                                          ------------  ------------
(a)  Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount         922%          908%
(b)  Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and
    Threshold Limitation in (b)2 above                                                     $827,726      $527,714

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)





Tax planning strategies, which include the use of reinsurance, had the following impacts:

                                                                       2014        2014         2013         2013
                                                                     ORDINARY     CAPITAL     ORDINARY      CAPITAL
                                                                    -----------   --------   -----------   --------
IMPACT OF TAX PLANNING STRATEGIES
Determination of Adjusted Gross Deferred
   Tax Assets and Net Admitted Deferred Tax Assets, by Tax
   Character as a Percentage
   1. Adjusted Gross DTAs Amount                                     $77,453       $ 647      $ 60,521      $ 339
   2. Percentage of Adjusted Gross DTAs by Tax Character
     Attributable to the Impact of Tax Planning Strategies               5.1%        0.0%         13.1%       0.0%
   3. Net Admitted Adjusted Gross DTAs Amount                        $77,453       $ 647      $ 60,521      $ 339
   4. Percentage of Net Admitted Adjusted Gross DTAs by Tax
     Character Admitted Because of the Impact of Tax Planning
     Strategies                                                          5.1%        0.0%         13.1%       0.0%

Current income taxes incurred consist of the following major components:

                                                                      2014         2013
                                                                   ----------    --------
     Current income tax expense                                    $   48,823    $ 16,352
     Tax on capital gains                                              77,615      14,969
                                                                   ----------    --------
                    Federal income taxes incurred                  $  126,438    $ 31,321
                                                                   ==========    ========


The change in net deferred taxes is composed of the following:

                                                                                DECEMBER 31,
                                                                          ------------------------
                                                                             2014          2013        CHANGE
                                                                          -----------   ----------   -----------
                Total deferred tax assets                                 $   78,100    $  60,860    $   17,240
                Total deferred tax liabilities                               (43,327)     (20,575)      (22,752)
                                                                          -----------   ----------   -----------
                  Net deferred tax asset                                  $   34,773    $  40,285    $   (5,512)
                                                                          -----------   ----------   -----------
                Tax effect of unrealized gains/(losses)                                                   1,374
                                                                                                     -----------
                Change in net deferred income taxes                                                  $   (4,138)
                                                                                                     ===========

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before taxes. The significant items causing this difference are as follows:

                                                                                                  2014         2013
                                                                                               ----------   ----------
Tax expense at the federal statutory rate of 35%                                               $ 142,683    $  22,720
Amortization of interest maintenance reserve                                                      (8,552)      (4,640)
Low income housing tax credits                                                                    (2,592)      (2,131)
Other, net                                                                                        (1,342)        (237)
                                                                                               ----------   ----------
             Total federal income taxes                                                        $ 130,197    $  15,712
                                                                                               ==========   ==========

Federal income tax incurred                                                                    $ 126,437    $  31,321
Change in net deferred income taxes                                                                4,138      (15,541)
Change in deferred income tax on statutorily nonadmitted assets                                     (378)         (68)
                                                                                               ----------   ----------
             Total statutory income tax                                                        $ 130,197    $  15,712
                                                                                               ==========   ==========


The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

                                            2014            $ 132,291
                                            2013               31,152
                                            2012               48,785
                                                            ---------
                                            Total           $ 212,228
                                                            =========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




At December 31, 2014, the Company had $0 operating loss and $0 capital loss carry forwards. At December 31, 2014, the Company had $0 deposits admitted under IRC Section 6603.

For the periods ended December 31, 2013 and January 2, 2014, the Company joined in a federal income tax return as part of a consolidated tax group with FNLIC, FFG, Forethought Financial Services, Inc., Forethought Capital Funding, Inc., Forethought Financial Savings Bank and ForeLife Agency, Inc. The Company has a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is part of the consolidation.

For the period ended December 31, 2014, the Company anticipates filing in a consolidated federal income tax return with its parent, Commonwealth Annuity and Life Insurance Company, Accordia Life and Annuity Company, Cape Verity I Inc., Cape Verity II Inc., Cape Verity III Inc., Gotham Re Inc., and Forethought National Life Insurance Company. The Company has a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2014 and 2013, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company's total balance of unrecognized tax benefits as of December 31, 2014 and 2013 is $0.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2011. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.


6.    RELATED-PARTY TRANSACTIONS

During 2014, bonds and cash with an aggregate value of $263.7 million were transferred between the Company and CwA. The sales consideration of securities between CwA and FLIC was at its fair value on the transaction date.

The Company has entered into administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, and distribution services. Allocated costs to the Company on a net basis for 2014 were $230,202.

Accordia Life and Annuity Company is a wholly-owned subsidiary of CwA. FLIC and Accordia entered into a Marketing Agreement, related to Accordia independent agents selling FLIC indexed annuity products. Fees earned during 2014 related to this agreement were $419.

In 2013, the Company had a service and administrative agreement with FFSI and other affiliates. The agreement called for FFSI to provide the management and administration support to all companies pursuant to the service and administrative agreement. Allocated costs to the Company on a net basis for 2013 were $249,103.

At December 31, 2014 and 2013, the Company had a net receivable of $4,200 and $1,090, respectively, with its affiliated companies.


7.    DEFERRED AND UNCOLLECTED PREMIUMS

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




gross premiums related to mortality charges and interest. As of December 31, 2014 and 2013, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

                                                                                        DECEMBER 31, 2014
                                                                                   --------------------------
                                                                                     GROSS     NET OF LOADING
                                                                                   --------   ---------------
Ordinary new business                                                              $  1,213       $    699
Ordinary renewal business                                                             6,824          4,599
Group life                                                                           36,575         16,229
                                                                                   --------   ---------------
          Total deferred and uncollected premiums                                  $ 44,612       $ 21,527
                                                                                   ========   ===============

                                                                                           December 31, 2013
                                                                                      --------------------------
                                                                                        Gross     Net of Loading
                                                                                      --------    --------------
Ordinary new business                                                                 $  1,652       $    780
Ordinary renewal business                                                                6,837          4,570
Group life                                                                              38,263         16,556
                                                                                      --------    --------------
          Total deferred and uncollected premiums                                     $ 46,752       $ 21,906
                                                                                      ========    ==============

8.    FAIR VALUES OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by references to prices of similar instruments and quoted prices or recent prices in less active markets.

SSAP No. 100, FAIR VALUE MEASUREMENTS, establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes inputs to valuation techniques used to measure fair value into three levels, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The levels of the fair value hierarchy are described below:

- Level 1 -- Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

- Level 2 -- Inputs to valuation techniques are observable either directly or indirectly.

- Level 3 -- One or more inputs to valuation techniques are significant and unobservable.

The table below presents the balances of assets and liabilities measured at fair value as of December 31, 2014 and 2013.

                                                                                 DECEMBER 31, 2014
                                                                    -------------------------------------------
DERIVATIVE ASSETS                                                    LEVEL 1    LEVEL 2    LEVEL 3      TOTAL
                                                                    --------   ---------   -------    ---------
Common stock                                                          $--      $     --    $ 8,500    $  8,500
Options                                                                --        29,971         --      29,971
Swaps                                                                  --           (71)        --         (71)
Futures                                                                           2,754                  2,754
Other invested assets                                                            22,192                 22,192
                                                                    --------   ---------   -------    ---------
         TOTAL                                                        $--      $ 54,846    $ 8,500    $ 63,346
                                                                    ========   =========   =======    =========


                                                                                     December 31, 2013
                                                                        --------------------------------------------
DERIVATIVE ASSETS                                                       Level 1      Level 2     Level 3     Total
                                                                        -------     ---------   --------    --------
Common stock                                                            $    --     $     --    $ 8,500     $ 8,500
Options                                                                      --       31,236         --      31,236
Swaps                                                                        --         (751)        --        (751)
Other invested assets                                                                 32,135                 32,135
                                                                        -------     ---------   --------    --------
          TOTAL                                                         $    --     $ 62,620    $ 8,500     $71,120
                                                                        =======     =========   ========    ========


FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)





There were no material asset transfers between Level 1 and Level 2. The table below summarizes the reconciliation of the beginning and ending balances and related changes for the year ended December 31, 2014 and 2013 for the fair value measurements for which significant unobservable inputs (level 3) were used in determining each instrument's fair value.

                                                                 DECEMBER 31, 2014
                                         ----------------------------------------------------------------
                                                                                     TRANSFERS
                                         BEGINNING     UNREALIZED      PURCHASES /   IN/OUT OF    ENDING
                                          BALANCE    GAINS/(LOSSES)       SALES       LEVEL 3     BALANCE
                                         ---------   --------------   ------------   ---------    -------
COMMON STOCKS                             $8,500           $--             $--          $--       $8,500
                                         ---------   --------------   ------------   ---------    -------
         TOTALS                           $8,500           $--             $--          $--       $8,500
                                         =========   ==============   ============   =========    =======

                                                                             December 31, 2013
                                                    -------------------------------------------------------------------
                                                                                                  Transfers
                                                     Beginning     Unrealized      Purchases /    in/out of     Ending
                                                      Balance    gains/(losses)       Sales        Level 3      Balance
                                                    ----------   --------------   ------------    ---------    --------
Common stocks                                           $--            $--           $8,500          $--        $8,500
                                                    ----------   --------------   ------------    ---------    --------
          Totals                                        $--            $--           $8,500          $--        $8,500
                                                    ==========   ==============   ============    =========    ========

Common stocks in the above tables consist of equity investment in the Federal Home Loan Bank and are carried at cost, which approximates fair value.

The disclosure of fair value information about certain financial instruments is based primarily on values published by the Securities Valuation Office ("SVO") of the NAIC. The fair values of short-term investments and cash approximate the carrying amounts reported in the balance sheet. The fair value of the mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices when available.

The estimated fair values of the interest-bearing liabilities for policyholder funds approximate the carrying value because interest rates credited to the account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of certain financial instruments along with their corresponding carrying values at December 31, 2014 and 2013 are as follows:

                                                                             DECEMBER 31,
                                                        -------------------------------------------------------
                                                                   2014                         2013
                                                        --------------------------    -------------------------
                                                                        ESTIMATED                     ESTIMATED
                                                         CARRYING         FAIR         CARRYING         FAIR
                                                           VALUE          VALUE          VALUE          VALUE
                                                        -----------    -----------    ----------    -----------
Bonds                                                   $ 9,526,489    $ 9,794,076    $6,557,328    $ 6,753,783
Common stock -- unaffiliated                                  8,500          8,500         8,500          8,500
Preferred stocks                                              9,419          9,801         4,400          4,356
Mortgage loans                                              616,278        639,297       451,890        460,708
Cash, cash equivalents and short-term investments           166,227        166,227        95,291         95,291
Contract loans and other invested assets                    245,469        245,469       102,426        102,426

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)





9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF -- BALANCE-SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The table below summarizes the Company's financial instruments with off-balance sheet risk or credit risk:

                                                                                      ASSETS              LIABILITIES
                                                                              ---------------------     ---------------
                                                                                2014         2013       2014      2013
                                                                              ---------    --------     -----    ------
Derivatives
   Fair value / Statement value                                               $  29,971    $ 31,236     $ 70     $ 751
   Cost / Book value                                                          $  26,350    $ 17,359     $ --     $  --

The Company issues fixed indexed annuity products that provide a potential return that is linked to the S&P 500 index. The Company purchases over the counter S&P 500 index call options from approved counterparties for the purpose of hedging the potential increases to policyholder benefits resulting from increases in the S&P 500 Index. A one-time premium was paid for the purchase of these options with no additional cash or collateral required.

The Company also uses various equity futures to hedge equity exposure associated with the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Death Benefit features of the variable annuity line of business. Collateral has been posted for equity futures in the amount of $10,891.

The Company also issues life products whose death benefit growth rate is determined by various consumer price indexes. The Company hedges this risk by entering into CPI swaps. Collateral has been posted for the CPI swaps in the amount of $10,304 as of December 31, 2014.

In 2013, the Company purchased two currency swaps to hedge its currency exposure resulting from its purchase of GBP denominated bonds. Under the terms of the swaps, the Company pays fixed and floating GBP and receives fixed USD.

The Company is exposed to the credit-related losses in the event on nonperformance by counterparties to the financial instruments.


10.     REINSURANCE

Effective December 31, 2011, the Company entered into an affiliated reinsurance agreement with FNLIC whereby the Company ceded annuity reserves on a funds withheld basis. Reserves ceded under this contract were $183,108 and $192,695 as of December 31, 2014 and 2013, respectively.

In 2010, the Company entered into a reinsurance agreement whereby it ceded 95% of its direct written Medicare Supplemental premiums to a non-affiliated reinsurer. On April 1, 2011, the agreement was amended to provide for the Company to cede 80% of its direct written Medicare Supplemental premiums.

On January 1, 2013, the Company entered into a coinsurance reinsurance agreement with RGA Reinsurance Company. The agreement provides for the Company to reinsure the return of premium risk associated with multi-year guaranteed annuity ("MYGA") return of premium policies. The reinsured portion is 90% of the additional reserve liability of the return of premium amount in excess of the cash value. As of December 31, 2014, the Company had a $15,746 reserve credit associated with this reinsurance.

In 2012, the Company entered into reinsurance agreements with two Hartford life insurance entities in connection with the execution of an agreement for FFG to acquire identified components of Hartford's Individual Annuities Platform ("IAP"). The Company reinsures all new business written by the IAP sales force between May 1, 2012 and May 1, 2013 on a 100% indemnity reinsurance basis. The reinsurance agreements are structured as 100% modified coinsurance between the two Hartford life insurance entities and FLIC, with reserves for this business held by the Hartford. This represents a closed reinsurance block. For the period of January 1, 2012 through May 1, 2013, premiums and deposits generated under this agreement were $455,344.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2014 and 2013, FLIC assumed $36,063 and $38,578 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




Net premiums earned for the years ended December 31, 2014 and 2013 are summarized as follows:

                                                                                        2014           2013
                                                                                    ------------    -----------
Direct premiums earned                                                              $ 4,959,100     $2,139,581
Reinsurance assumed                                                                       7,588        245,613
Reinsurance ceded                                                                       (58,757)       (54,165)
                                                                                    ------------    -----------
         Net premiums earned                                                        $ 4,907,931     $2,331,029
                                                                                    ============    ===========


Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.


11.     ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

CONCENTRATIONS OF CREDIT RISK
Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 27% of our total exposure in any state at December 31, 2014. The summary below depicts loan exposure of remaining principal balances by type and region at December 31, 2014 and 2013.

                                                                                                  DECEMBER 31,
                                                                                             -----------------------
                                                                                                2014         2013
                                                                                             ---------     ---------
Mortgage assets by type
   Retail                                                                                    $ 175,954     $ 132,636
   Office                                                                                      166,445        87,238
   Industrial                                                                                   77,851        60,013
   Other                                                                                       196,028       172,003
                                                                                             ---------     ---------
          Total mortgage loans                                                               $ 616,278     $ 451,890
                                                                                             =========     =========

                                                                                             DECEMBER 31,
                                                                                        ----------------------
                                                                                           2014         2013
                                                                                        ---------    ---------
Region
   Atlantic                                                                             $ 145,912    $ 115,317
   North Central                                                                           51,064       46,419
   South Central                                                                          170,034       67,673
   Mountain                                                                                13,866       19,360
   New England                                                                             18,965       17,771
   Pacific                                                                                175,985      114,585
   Various                                                                                 40,452       70,765
                                                                                        ---------    ---------
         Total mortgage loans                                                           $ 616,278    $ 451,890
                                                                                        =========    =========


The Company reported no other-than-temporary impairments on its commercial mortgage loan portfolio for the years ended December 31, 2014 and 2013. The Company had no allowance for mortgage loans as of December 31, 2014 or 2013. In 2014, the minimum and maximum rates of interest received for commercial loans were 2.25% and 8.93%. The Company reduced the rate on one loan in 2013.

SUBPRIME MORTGAGE EXPOSURES (INCLUDES ALT A)
The Company defines subprime loans as structured securities that have some or all of the following characteristics: loans within the structures which have FICO (a way of measuring an individual's credit worthiness) scores 660 and below, high loan-to-value ratios, poor underwriting documentation, and affordability characteristics such as rate resets loans, interest only loans, negative amortization loans, or adjustable rate mortgages. The Company reviews its mortgage-backed investments for impairments and believes that the current unrealized losses are temporary and will likely recover in value as conditions improve in the real estate and mortgage lending industry. To mitigate current exposure, the Company monitors and reviews subprime-related assets.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




At December 31, 2014 and 2013, the Company had no direct exposure through investments in subprime mortgage loans.

The Company had exposure to subprime and Alt A mortgage related risks through other investments with carrying values and fair values of $3,005,010 and $2,993,871, respectively, as of December 31, 2014, compared to $383,530 and $421,655, respectively, as of December 31, 2013. The Company did not recognize any other-than-temporary impairment losses on these securities for the years ended December 31, 2014 and 2013.

100% of the securities were rated NAIC I as of December 31, 2014. The Company monitors non-agency exposure on two levels, unrealized losses due to change in asset values (market driven) as well as recognized losses due to receiving less than expected cash flows or cash flow requirements. As part of the Company's portfolio review for potentially impaired assets, the Company examines all non-agency RMBS securities for expected loss of principal, ratings, aging of unrealized losses, and the probability of collection of contractual cash flows. Our advisors also conduct loan level analysis to look for defaults and delinquencies.

The Company does not have underwriting exposure to subprime mortgage risk through mortgage guaranty coverage, financial guaranty coverage, directors and officers liability coverage, or errors and omissions liability coverage.


12.     ANNUITY RESERVES

The withdrawal characteristics of annuity reserves as of December 31, 2014 and 2013 were as follows:

                                                                                              2014
                                                                      ----------------------------------------------------
                                                                          General       Separate Account
                                                                          Account       without Guarantee        TOTAL
                                                                      --------------  -------------------    -------------
Subject to discretionary withdrawal:
   with fair value adjustment                                         $   1,989,135       $         --       $  1,989,135
   at book value less current surrender charge of 5% or more              4,287,673          1,721,410          6,009,083
                                                                      --------------  -------------------    -------------
        Total with adjustment or at fair value                            6,276,808          1,721,410          7,998,218
   at book value without adjustment (minimal or no charge or
     adjustment)                                                            258,255             12,363            270,618
        Subtotal                                                          6,535,063          1,733,773          8,268,836
Not subject to discretionary withdrawal:                                    172,369                 --            172,369
        Total                                                             6,707,432          1,733,773          8,441,205
     Reinsurance ceded                                                     (198,854)                --           (198,854)
                                                                      --------------  -------------------    -------------
        Total                                                         $   6,508,578       $  1,733,773       $  8,242,351
                                                                      ==============  ===================    =============

                                                                                              2013
                                                                       ---------------------------------------------------
                                                                          General       Separate Account
                                                                          Account       without Guarantee        Total
                                                                       -------------   -------------------    ------------
Subject to discretionary withdrawal:
   with fair value adjustment                                          $  1,454,295         $      --         $ 1,454,295
   at book value less current surrender charge of 5% or more              1,917,955           498,136           2,416,091
                                                                       -------------   -------------------    ------------
        Total with adjustment or at fair value                            3,372,250           498,136           3,870,386
   at book value without adjustment (minimal or no charge or
     adjustment)                                                            277,738             7,735             285,473
        Subtotal                                                          3,649,988           505,871           4,155,859
Not subject to discretionary withdrawal:                                    171,716                --             171,716
        Total                                                             3,821,704           505,871           4,327,575
     Reinsurance ceded                                                     (203,749)               --            (203,749)
                                                                       -------------   -------------------    ------------
        Total                                                          $  3,617,955         $ 505,871         $ 4,123,826
                                                                       =============   ===================    ============


The Company is a member of the Federal Home Loan Bank (FHLB) of Indiana. Through its membership, the Company has issued funding agreements to the FHLB Indiana in exchange for cash advances in the amount of $170,000. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money.

The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

                                                                                           December 31,        December 31,
                                                                                               2014                2013
                                                                                         ---------------     ---------------
                  FHLB stock purchased/owned as part of the agreement                      $     8,500          $    8,500
                  Collateral pledged to the FHLB                                               224,724             205,395
                  Funding capacity currently available                                          13,104                 909
                  Total reserves related to funding agreement                                  170,100             170,100
                  Agreement assets and liabilities
                    General account assets                                                       8,500               8,500
                    General account liabilities                                                170,100             170,100


13.     SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2014 and 2013, the Company's separate account statement included legally insulated assets of $1,884,028 and $550,020, respectively. The separate account assets of $570,681 as of December 31, 2013, as reflected on the statutory statement of admitted assets included $20,661 of amounts not legally insulated (seed money). The assets legally insulated from the general account as of December 31, 2014 are attributed to the following products/transactions:

                                                                                            Separate Account Assets
Product/Transaction                                            Legally Insulated Assets     (Not Legally Insulated)
---------------------------------------------                  ------------------------    -------------------------
ForeRetirement Variable Annuity                                       $ 1,870,632                     $--
Huntington ForeRetirement Variable Annuity                                 13,396                      --
Forethought Variable Interest Trust                                            --                      --
                                                               ------------------------    -------------------------
             Total                                                    $ 1,884,028                     $--
                                                               ========================    =========================

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2014 was $16,729 with associated risk charges paid by the separate account to compensate for these risks of $4,412. The maximum amount associated with death benefit guarantees for 2013 was $251 with associated risk charges paid by the separate account to compensate for these risks of $556. The maximum amount associated with withdrawal benefit guarantees for 2014 was $51,746 with associated risk charges paid by the separate account of $13,141. The maximum amount associated with withdrawal benefit guarantees for 2013 was $541 with associated risk charges paid by the separate account of $1,165.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)




                                                                                                               NONGUARANTEED
                                                                                                                 SEPARATE
                                                                                                                 ACCOUNTS
                                                                                                            ------------------
(1) Premiums, considerations or deposits for year ended 12/31/2014                                             $   1,134,364
    Reserves at 12/31/2014                                                                                         1,773,773
(2) For accounts with assets at:
    a. Fair value                                                                                                  1,733,773
    b. Amortized cost                                                                                                     --
                                                                                                            ------------------
    c. Total reserves                                                                                          $   1,733,773
                                                                                                            ==================
(3) By withdrawal characteristics:
    a. Subject to discretionary withdrawal                                                                                --
    b. With FB adjustment                                                                                                 --
    c. At book value without FV adjustment and with current surrender charge of 5% or more                     $   1,721,410
    d. At fair value                                                                                                      --
    e. At book value without FV adjustment and with current surrender charge of less than 5%                          12,363
                                                                                                            ------------------
    f. Subtotal                                                                                                    1,733,773
    g. Not subject to discretionary withdrawal                                                                            --
                                                                                                            ------------------
    h. Total                                                                                                   $   1,733,773
                                                                                                            ==================

                                                                                                               NONGUARANTEED
                                                                                                                 SEPARATE
                                                                                                                 ACCOUNTS
                                                                                                            ------------------
(1) Premiums, considerations or deposits for year ended 12/31/2013                                              $   472,944
    Reserves at 12/31/2013                                                                                          505,870
(2) For accounts with assets at:
    a. Fair value                                                                                                   505,870
    b. Amortized cost                                                                                                    --
                                                                                                            ------------------
    c. Total reserves                                                                                           $   505,870
                                                                                                            ==================
(3) By withdrawal characteristics:
    a. Subject to discretionary withdrawal                                                                               --
    b. With FB adjustment                                                                                                --
    c. At book value without FV adjustment and with current surrender charge of 5% or more                      $   498,135
    d. At fair value                                                                                                     --
    e. At book value without FV adjustment and with current surrender charge of less than 5%                          7,735
                                                                                                            ------------------
    f. Subtotal                                                                                                     505,870
    g. Not subject to discretionary withdrawal                                                                           --
                                                                                                            ------------------
    h. Total                                                                                                    $   505,870
                                                                                                            ==================

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2014 AND 2013

--------------------------------------------------------------------------------
(in thousands)





The following table reconciles transfers as reported in the Summary of Operations of the Separate Accounts Statement to the Summary of Operations of the Life, Accident & Health Annual Statement:

     Transfers to Separate Accounts                                                                     $  1,490,883
     Transfers from Separate Accounts                                                                        265,939
     Net transfers to Separate Accounts                                                                 $  1,224,944
                                                                                                        ------------
Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement      $  1,224,944
                                                                                                        ============


14.     NONADMITTED ASSETS

Under SAP guidance, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets which are unavailable due to encumbrances or other third party interests. These assets are not recognized on the balance sheet, and are, therefore, considered nonadmitted.

The following table shows the major categories of assets that are nonadmitted at December 31, 2014 and 2013, respectively.

                                                                                    2014       2013      DECREASE
                                                                                  -------    -------    ----------
Intangible asset                                                                  $   572    $ 1,195     $   (623)
Due from agents                                                                     2,109      2,567         (458)
                                                                                  -------    -------    ----------
     Total nonadmitted assets                                                     $ 2,681    $ 3,762     $ (1,081)
                                                                                  =======    =======    ==========


15.     COMMITMENTS AND CONTINGENT LIABILITIES

The Company has funding commitments subsequent to December 31, 2014 for the following:

                          LIHTC Partnerships                                              $ 2,026
                          Limited Partnerships                                              5,784
                          Private Equities                                                  1,877

Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.


16.     SUBSEQUENT EVENTS

The Company evaluated all events and transactions through April 8, 2015, the date the accompanying financial statements were issued, that would merit recognition or disclosure in the financial statements and determined there were none.

                     SUPPLEMENTAL INFORMATION

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

--------------------------------------------------------------------------------
(in thousands)




The following is a summary of selected financial data included in other exhibits and schedules included to comply with paragraph 9 of the Annual Audited Financial Reports in the General section of the NAIC's Annual Statement Instructions. Certain items not applicable to the Company have been omitted.

INVESTMENT INCOME EARNED

   Government bonds                                                                                                    $        802
   Other bonds (unaffiliated)                                                                                               402,899
   Bonds of affiliates                                                                                                           --
   Preferred stocks (unaffiliated)                                                                                              460
   Preferred stocks of affiliates
   Common stocks (unaffiliated)                                                                                                 356
   Common stocks of affiliates                                                                                                   --
   Mortgage loans                                                                                                            22,745
   Real estate                                                                                                                   --
   Premium notes, policy loans and liens                                                                                        350
   Cash on hand and on deposit                                                                                                   --
   Short-term investments                                                                                                        12
   Other invested assets                                                                                                      2,106
   Derivative instruments                                                                                                   (29,219)
   Aggregate write-ins for investment income                                                                                  2,004
                                                                                                                       -------------
           Gross investment income                                                                                     $    402,515
                                                                                                                       -------------
Real estate owned -- book value less encumbrances                                                                      $         --
Mortgage loans -- book value:
     Commercial mortgages                                                                                              $    616,278
                                                                                                                       -------------
Mortgage loans by standing -- book value:
     Good standing                                                                                                     $    616,278
                                                                                                                       -------------
     Interest overdue more than 90 days, not in foreclosure                                                            $         --
                                                                                                                       -------------
Other long term assets -- statement value                                                                              $    186,878
                                                                                                                       -------------
Collateral loans                                                                                                       $      5,151
                                                                                                                       -------------
Bonds and stocks of parents, subsidiaries and affiliates
   Book/Adjusted carrying value
     Bonds                                                                                                             $         --
                                                                                                                       -------------
     Preferred stocks                                                                                                  $         --
                                                                                                                       -------------
     Common stocks                                                                                                     $         --
                                                                                                                       -------------
Bonds and short-term investments by class and maturity
Bonds and short-term investments by maturity -- statement value
   Due within one year or less                                                                                         $    524,575
   Over 1 year through 5 years                                                                                            2,319,873
   Over 5 years through 10 years                                                                                          3,720,680
   Over 10 years through 20 years                                                                                         1,407,077
   Over 20 years                                                                                                          1,689,015
                                                                                                                       -------------
           Total by maturity                                                                                           $  9,661,220
                                                                                                                       =============

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2014

--------------------------------------------------------------------------------
(in thousands)




Bonds and short-term investments by class -- statement value
   Class 1                                                                                                         $  7,476,472
   Class 2                                                                                                            2,104,140
   Class 3                                                                                                               57,185
   Class 4                                                                                                               21,008
   Class 5                                                                                                                2,415
   Class 6                                                                                                                   --
                                                                                                                   ------------
           Total by class                                                                                          $  9,661,220
                                                                                                                   ============
           Total bonds publicly traded                                                                             $  6,640,345
                                                                                                                   ------------
           Total bonds privately placed                                                                            $  3,020,875
                                                                                                                   ------------
Preferred stocks -- statement value                                                                                $      9,419
                                                                                                                   ------------
Common stocks -- market value                                                                                      $      8,500
                                                                                                                   ------------
Short-term investments -- book value:                                                                              $    134,730
                                                                                                                   ------------
Options, Caps & Floors Owned -- Statement Value                                                                    $     29,900
                                                                                                                   ------------
Cash on deposit                                                                                                    $     31,495
                                                                                                                   ------------
Cash equivalents                                                                                                   $         --
                                                                                                                   ------------
Life insurance in force
   Industrial                                                                                                      $        792
                                                                                                                   ------------
   Ordinary                                                                                                        $         --
                                                                                                                   ------------
   Credit life                                                                                                     $         --
                                                                                                                   ------------
   Group life                                                                                                      $      3,657
                                                                                                                   ------------
Annuities
   Ordinary
     Immediate -- amount of income payable                                                                         $         --
                                                                                                                   ------------
     Deferred -- fully paid account balance                                                                        $  8,173,778
                                                                                                                   ------------
     Deferred -- not fully paid account balance                                                                    $         61
                                                                                                                   ------------
   Group
     Amount of income payable                                                                                      $         --
                                                                                                                   ------------
     Fully paid account balance                                                                                    $    453,159
                                                                                                                   ------------
     Not fully paid account balance                                                                                $      1,599
                                                                                                                   ------------
Accident and Health Insurance -- Premiums In Force:
   Ordinary                                                                                                        $     73,715
                                                                                                                   ------------
   Group                                                                                                           $        155
                                                                                                                   ------------
   Credit                                                                                                          $         --
                                                                                                                   ------------
Deposit Funds and Dividend Accumulations:
   Deposit Funds -- Account Balance                                                                                $         --
                                                                                                                   ------------
   Dividend Accumulations -- Account Balance                                                                       $         --
                                                                                                                   ------------
Claim Payments:
     Other Accident and Health --
     2014                                                                                                          $     49,146
                                                                                                                   ------------
     2013                                                                                                          $     47,259
                                                                                                                   ------------
Claims Reserves:
     2014                                                                                                          $      1,291
                                                                                                                   ------------
     2013                                                                                                          $      1,275
                                                                                                                   ------------

FORETHOUGHT LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2014

--------------------------------------------------------------------------------
(in thousands)





                                                                                                         GROSS INVESTMENT
                                                                                                             HOLDINGS
                                                                                                 -------------------------------

                                                                                                        1                 2
                                                                                                     AMOUNT          PERCENTAGE
                                                                                                 --------------    -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                     $        7,308          0.1
    U.S. government agency and corporate obligations (excluding mortgage-backed securities)
       Issued by U.S. government agencies                                                                   554          0.0
       Issued by U.S. government sponsored agencies                                                      12,988          0.1
    Non-U.S. government (including Canada, excluding mortgage-backed securities)                          3,448          0.0
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                           62,590          0.6
       Political subdivisions of states, territories & possessions & political subdivisions                              0.0
          general obligations                                                                            72,024          0.7
       Revenue and assessment obligations                                                               471,307          4.5
       Industrial development and similar obligations                                                        --          0.0
    Mortgage-backed securities (includes residential and commercial MBS)
       Pass-through securities
          Guaranteed by GNMA                                                                                914          0.0
          Issued by FNMA and FHLMC                                                                       45,835          0.4
          Privately issued                                                                                   --          0.0
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                               265,482          2.5
          Privately issued and collateralized by MBS issued or guaranteed by GNMA, FNMA or
             FHLMC                                                                                           --          0.0
          All other                                                                                   2,684,387         25.4
Other debt and other fixed income securities (excluding short-term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                  4,234,900         40.1
    Unaffiliated non-U.S. securities (including Canada)                                               1,664,752         15.7
    Affiliated securities                                                                                    --          0.0
Equity interests
    Investments in mutual funds                                                                              --          0.0
    Preferred stocks
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                       9,419          0.1
    Publicly traded equity securities (excluding preferred stocks)
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
    Other equity securities
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                       8,500          0.1
    Other equity interests including tangible personal property under lease
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
Mortgage loans
    Construction and land development                                                                        --          0.0
    Agricultural                                                                                             --          0.0
    Single family residential properties                                                                 20,471          0.2
    Multifamily residential properties                                                                       --          0.0
    Commercial loans                                                                                    595,807          5.6
Real estate investments
    Property occupied by company                                                                             --          0.0
    Property held for production of income (includes $0 of property acquired in satisfaction of
       debt)                                                                                                 --          0.0
    Property held for sale ($0 including property acquired in satisfaction of debt)                          --          0.0
Contract loans                                                                                            5,151          0.0
Derivatives                                                                                              32,724          0.3
Receivables for securities                                                                                   --          0.0
Cash, cash equivalents and short-term investments                                                       166,227          1.6
Other invested assets                                                                                   207,594          2.0
                                                                                                 --------------    -------------
        Total invested assets                                                                    $   10,572,382        100.0
                                                                                                 ==============    =============

                                                                                                        ADMITTED ASSETS AS
                                                                                                          REPORTED IN THE
                                                                                                         ANNUAL STATEMENT
                                                                                                 --------------------------------

                                                                                                        3                 4
                                                                                                     AMOUNT          PERCENTAGE
                                                                                                 --------------    --------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                     $        7,308           0.1
    U.S. government agency and corporate obligations (excluding mortgage-backed securities)
       Issued by U.S. government agencies                                                                   554           0.0
       Issued by U.S. government sponsored agencies                                                      12,988           0.1
    Non-U.S. government (including Canada, excluding mortgage-backed securities)                          3,448           0.0
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                           62,590           0.6
       Political subdivisions of states, territories & possessions & political subdivisions                               0.0
          general obligations                                                                            72,024           0.7
       Revenue and assessment obligations                                                               471,307           4.5
       Industrial development and similar obligations                                                        --           0.0
    Mortgage-backed securities (includes residential and commercial MBS)
       Pass-through securities
          Guaranteed by GNMA                                                                                914           0.0
          Issued by FNMA and FHLMC                                                                       45,835           0.4
          Privately issued                                                                                   --           0.0
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                               265,482           2.5
          Privately issued and collateralized by MBS issued or guaranteed by GNMA, FNMA or
             FHLMC                                                                                           --           0.0
          All other                                                                                   2,684,387          25.4
Other debt and other fixed income securities (excluding short-term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                  4,234,900          40.1
    Unaffiliated non-U.S. securities (including Canada)                                               1,664,752          15.7
    Affiliated securities                                                                                    --           0.0
Equity interests
    Investments in mutual funds                                                                              --           0.0
    Preferred stocks
       Affiliated                                                                                            --           0.0
       Unaffiliated                                                                                       9,419           0.1
    Publicly traded equity securities (excluding preferred stocks)
       Affiliated                                                                                            --           0.0
       Unaffiliated                                                                                          --           0.0
    Other equity securities
       Affiliated                                                                                            --           0.0
       Unaffiliated                                                                                       8,500           0.1
    Other equity interests including tangible personal property under lease
       Affiliated                                                                                            --           0.0
       Unaffiliated                                                                                          --           0.0
Mortgage loans
    Construction and land development                                                                        --           0.0
    Agricultural                                                                                             --           0.0
    Single family residential properties                                                                 20,471           0.2
    Multifamily residential properties                                                                       --           0.0
    Commercial loans                                                                                    595,807           5.6
Real estate investments
    Property occupied by company                                                                             --           0.0
    Property held for production of income (includes $0 of property acquired in satisfaction of
       debt)                                                                                                 --           0.0
    Property held for sale ($0 including property acquired in satisfaction of debt)                          --           0.0
Contract loans                                                                                            5,151           0.0
Derivatives                                                                                              32,724           0.3
Receivables for securities                                                                                   --           0.0
Cash, cash equivalents and short-term investments                                                       166,227           1.6
Other invested assets                                                                                   207,594           2.0
                                                                                                 --------------    --------------
        Total invested assets                                                                    $   10,572,382         100.0
                                                                                                 ==============    ==============

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2014

--------------------------------------------------------------------------------
(in thousands)




1.   Reporting entity's total admitted assets as reported on page 2 of this annual statement                        $10,699,845

2.    Ten largest exposures to a single issuer/borrower/investment.

                                                                                              Percentage of Total
Issuer                                                 Description of Exposure     Amount       Admitted Assets
----------------------------                          ------------------------   ---------    -------------------
2.01 Rise_14-1                                             Long Term Bond        $ 124,231           1.161%
2.02 BMSF_06-AR5                                           Long Term Bond        $  52,454           0.490%
2.03 Quantum Partners Loan                                 Long Term Bond        $  45,000           0.421%
2.04 GPM_07-AR2                                            Long Term Bond        $  43,416           0.406%
2.05 Cadence Financial Corp                                Long Term Bond        $  40,641           0.380%
2.06 VCC_14-1                                              Long Term Bond        $  40,000           0.374%
2.07 DRUGB_14-1                                            Long Term Bond        $  36,001           0.336%
2.08 SCFT_14-AA                                            Long Term Bond        $  33,273           0.311%
2.09 SCFT-14-AA                                            Long Term Bond        $  32,993           0.308%
2.10 Citigroup Inc                                         Long Term Bond        $  31,250           0.292%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                                                          Percentage of Total
Bonds                                                                           Amount      Admitted Assets
------------                                                                  ----------  -------------------
3.01 NAIC-1                                                                   $7,476,472        69.875%
3.02 NAIC-2                                                                   $2,104,139        19.665%
3.03 NAIC-3                                                                   $   57,186         0.534%
3.04 NAIC-4                                                                   $   21,008         0.196%
3.05 NAIC-5                                                                   $    2,426         0.023%
3.06 NAIC-6                                                                   $       --         0.000%

                                                                                             Percentage of Total
Preferred Stocks                                                                    Amount     Admitted Assets
----------------                                                                   --------  -------------------
3.07 P/RP-1                                                                         $   --          0.000%
3.08 P/RP-2                                                                         $9,419          0.088%
3.09 P/RP-3                                                                         $   --          0.000%
3.10 P/RP-4                                                                         $   --          0.000%
3.11 P/RP-5                                                                         $   --          0.000%
3.12 P/RP-6                                                                         $   --          0.000%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total
     admitted assets?                                                                               Yes [ ]      No [x]
4.02 Total admitted assets held in foreign investments                                          $ 1,491,363      13.938%
4.03 Foreign-currency-denominated investments                                                   $    10,915       0.102%
4.04 Insurance liabilities denominated in that same foreign currency                            $        --       0.000%

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                  Amount      Admitted Assets
                                                                               -----------  -------------------
5.01 Countries rated NAIC-1                                                    $ 1,470,366        13.742%
5.02 Countries rated NAIC-2                                                    $    10,000         0.093%
5.03 Countries rated NAIC-3 or below                                           $    10,997         0.103%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2014

--------------------------------------------------------------------------------
(in thousands)





6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                  Amount      Admitted Assets
                                                                                 ---------  -------------------
Countries rated NAIC-1
6.01 Cayman Islands                                                              $ 992,224         9.273%
6.02 Bermuda                                                                     $ 127,275         1.190%
Countries rated NAIC-2
6.03 Brazil                                                                      $  10,000         0.093%
6.04                                                                             $      --         0.000%
Countries rated NAIC-3 or below
6.05 Japan                                                                       $  10,997         0.103%
6.06                                                                             $      --         0.000%
7.     Aggregate unhedged foreign currency exposure:                             $      --         0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                   Amount     Admitted Assets
                                                                                  --------  -------------------
8.01 Countries rated NAIC-1:                                                        $ --           0.000%
8.02 Countries rated NAIC-2:                                                        $ --           0.000%
8.03 Countries rated NAIC-3 or below                                                $ --           0.000%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                   Amount     Admitted Assets
                                                                                  --------  -------------------
Countries rated NAIC-1
9.01 Country:                                                                       $ --           0.000%
9.02 Country:                                                                       $ --           0.000%
Countries rated NAIC-2
9.03 Country:                                                                       $ --           0.000%
9.04 Country:                                                                       $ --           0.000%
Countries rated NAIC-3 or below
9.05 Country:                                                                       $ --           0.000%
9.06 Country:                                                                       $ --           0.000%

10.    Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                             NAIC               Percentage of Total
Issuer                                                                      Rating    Amount      Admitted Assets
------------------------------------                                        ------   --------   -------------------
10.01 Bank of America NA (Toronto)                                             1     $ 29,128         0.272%
10.02 Electricite de France SA                                                 1     $ 23,264         0.217%
10.03 Caisse Centrale Desjardins                                               1     $ 20,983         0.196%
10.04 REMU Electricity 2                                                       2     $ 20,842         0.195%
10.05 Cenovus Energy Inc                                                       2     $ 18,481         0.173%
10.06 Canadian Natural Resources                                               2     $ 17,990         0.168%
10.07 Mizuho Bank Ltd                                                          1     $ 17,055         0.159%
10.08 Rogers Communications                                                    2     $ 15,586         0.146%
10.09 Pentair Finance SA                                                       2     $ 15,358         0.144%
10.10 British Transco International                                            1     $ 14,769         0.138%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2014

--------------------------------------------------------------------------------
(in thousands)





11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total
       admitted assets?                                                                            Yes [ ]     No [x]
11.02 Total admitted assets held in Canadian investments                                         $ 222,822      2.082%
11.03 Canadian currency-denominated investments                                                  $      --      0.000%
11.04 Canadian-denominated insurance liabilities                                                 $      --      0.000%
11.05 Unhedged Canadian currency exposure                                                        $      --      0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

12.01 Are assets held in investments with conrtactual sales restrictions less than 2.5% of the
       reporting entity's total admitted assets?                                                     Yes [x]      No [ ]
12.02 Aggregate statement value of investments with with contractual sales restrictions                  $--       0.000%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interest less than 2.5% of of the reporting entity's admitted assets?  Yes [x]     No [ ]

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated privately placed equities less than 2.5% of the reporting
       entity's total admitted assets?                                                                Yes [x]      No [ ]
14.02 Aggregate statement value of investments held in nonaffiliated, privately placed equities           $--       0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
       admitted assets?                                                                                Yes [x]      No [ ]
15.02 Aggregate statement value of investments held in general partnership interests                      $ --       0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total
       admitted assets?                                                                           Yes [ ]     No [x]

Type (Commercial, Residential Agricultural)

16.02 Commercial                                                                         $ 595,807      5.568%
16.02 Residential                                                                        $  20,478      0.191%

Amounts and percentages of the reporting entity's total admitted assets held in the following categories of mortgage loans:

16.12 Construction loans                                                                         $--      0.000%
16.13 Mortgage loans over 90 days past due                                                       $--      0.000%
16.14 Mortgage loans in the process of foreclosure                                               $--      0.000%
16.15 Mortgage loans foreclosed                                                                  $--      0.000%
16.16 Restructured mortgage loans                                                                $--      0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value                                              Residential            Commercial          Agricultural
-------------------                                   --------------------  ---------------------   ----------------
17.01 above 95%                                       $   737      0.007%   $      --     0.000%    $--      0.000%
17.02 91% to 95%                                      $   315      0.003%   $      --     0.000%    $--      0.000%
17.03 81% to 90%                                      $ 3,319      0.031%   $      --     0.000%    $--      0.000%
17.04 71% to 80%                                      $ 5,486      0.051%   $  83,820     0.783%    $--      0.000%
17.05 below 70%                                       $10,613      0.099%   $ 511,987     4.785%    $--      0.000%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2014

--------------------------------------------------------------------------------
(in thousands)





18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted
       assets?                                                                                         Yes [x]      No [ ]

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
       reporting entity's admitted assets?                                                          Yes [x]     No [ ]

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                               At Year-End               At End of Each Quarter
                                                         -----------------------    ---------------------------------
                                                                                     1st Qtr     2nd Qtr      3rd Qtr
                                                          Amount      Percentage     Amount      Amount       Amount
                                                         ---------   -----------    --------   ---------    ---------
20.01 Securities lending (do not include assets held as
      collateral for such transactions)                  $      --      0.000%        $--      $      --    $      --
20.02 Repurchase agreements                              $      --      0.000%        $--      $      --    $      --
20.03 Reverse repurchase agreements                      $ 106,736      0.998%        $--      $ 102,210    $ 102,946
20.04 Dollar repurchase agreements                       $      --      0.000%        $--      $      --    $      --
20.05 Dollar reverse repurchase agreements               $      --      0.000%        $--      $      --    $      --

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

                                                                    Owned                Written
                                                            --------------------  --------------------
                                                             Amount   Percentage   Amount   Percentage
                                                            -------   ----------  -------   ----------
21.01 Hedging                                                 $--       0.000%      $--       0.000%
21.01 Income generation                                       $--       0.000%      $--       0.000%
21.01 Other                                                   $--       0.000%      $--       0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                               At Year-End             At End of Each Quarter
                                                         ----------------------    -------------------------------
                                                                                   1st Qtr     2nd Qtr     3rd Qtr
                                                          Amount    Percentage     Amount      Amount      Amount
                                                         -------    -----------    -------    --------    --------
22.01 Hedging                                            $29,900       0.279%      $25,374    $ 33,933    $28,576
22.02 Income generation                                  $    --       0.000%      $    --    $     --    $    --
22.03 Replications                                       $    --       0.000%      $    --    $     --    $    --
22.04 Other                                              $    --       0.000%      $    --    $     --    $    --

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

                                                               At Year-End             At End of Each Quarter
                                                         ----------------------    -------------------------------
                                                                                   1st Qtr     2nd Qtr     3rd Qtr
                                                          Amount    Percentage     Amount      Amount      Amount
                                                         -------    -----------    -------    --------    --------
23.01 Hedging                                            $ 2,754       0.026%        $25        $ --       $ 801
23.02 Income generation                                  $    --       0.000%        $--        $ --       $  --
23.03 Replications                                       $    --       0.000%        $--        $ --       $  --
23.04 Other                                              $    --       0.000%        $--        $ --       $  --

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Return of Premium Death Benefit Rider.(1)
     (4)   (c)   Maximum Anniversary Value Death Benefit Rider.(1)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider.(1)
     (4)   (e)   Guaranteed Minimum Withdrawal Benefit Rider (Single Life).(1)
     (4)   (f)   Guaranteed Minimum Withdrawal Benefit Rider (Joint Life/
                 Spousal).(1)
     (4)   (g)   Enhanced Guaranteed Minimum Withdrawal Benefit Rider (Single
                 Life).(1)
     (4)   (h)   Enhanced Guaranteed Minimum Withdrawal Benefit Rider (Joint
                 Life/Spousal).(1)
     (4)   (i)   Maximum Daily Value Death Benefit rider(1)
     (4)   (j)   Fund Facilitation Fee Rider(2)
     (5)   Form of Application.(5)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Reinsurance Company Limited
                 [Portions of this exhibit have been omitted pursuant to a
                 request for confidential treatment that was filed with the SEC on February 19, 2015.]
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Huntington Funds(2)
     (8)   (d)   Lord Abbett Series Funds, Inc.(2)
     (8)   (e)   PIMCO(2)
     (8)   (f)   Putnam Variable Trust(2)
     (8)   (g)   Northern Lights Variable Trust(2)
     (8)   (h)   American Funds(2)
     (8)   (i)   MFS Variable Insurance Trust(4)
     (8)   (j)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (k)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (l)   Hartford Funds Management Company(4)
     (8)   (m)   Forethought VIT Funds(5)
     (8)   (n)   Goldman Sachs Variable Insurance Trust(6)
     (8)   (o)   HIMCO Variable Insurance Trust(6)
     (9) Opinion and Consent of Sarah M. Patterson, Vice President and Assistant General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946 filed on February 6, 2015.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Allan S. Levine (4)              Chief Executive Officer, Director (Chairman)*
Michael A. Reardon (5)           President, Director*
Robert M. Arena, Jr. (3)         Annuity Division President
Craig A. Anderson                Chief Financial Officer and Treasurer
Peter Cai                        Chief Risk Officer
Mary L. Cavanaugh (5)            Executive Vice President and Chief Compliance
                                 Officer
Gilles M. Dellaert (4)           Executive Vice President and Chief Investment
                                 Officer, Director*
Hanben Kim Lee (4)               Executive Vice President, Director*
Paula G. Nelson (1)              Executive Vice President, Marketing
Samuel Ramos (4)                 Executive Vice President, General Counsel and
                                 Secretary
Kathleen M. Redgate (4)          Executive Vice President
Nicholas H. von Moltke (4)       Executive Vice President and Chief Operating
                                 Officer, Director*
Kenneth J. Bohrer (1)            Senior Vice President and Life Finance Officer
Dennis M. Cody (3)               Senior Vice President and Annuity Finance
                                 Officer
Michael H. Ebmeier               Senior Vice President, Annuity Division
Susan L. Fiengo (3)              Senior Vice President
John J. Fowler (5)               Senior Vice President
Brenda L. Gempler (2)            Senior Vice President, National Accounts
Mark E. Gempler (2)              Senior Vice President, National Sales
Jonathan Hecht (4)               Senior Vice President
Simeon R. Hernandez, III (Field) Senior Vice President, Annuities
Lori LaForge (3)                 Senior Vice President
Justin MacNeil (5)               Senior Vice President
Deva Mishra (4)                  Senior Vice President
Larry E. Mitzman (2)             Senior Vice President, Tax
David K. Mullen (1)              Senior Vice President and Chief Administrative
                                 Officer
Jason M. Roach (5)               Senior Vice President
Philip Sherrill (4)              Senior Vice President
Gary Silber (4)                  Senior Vice President, Assistant General Counsel and Assistant Secretary
Scott D. Silverman (8)           Senior Vice President and Assistant Secretary
Matthew P. Stone (3)             Senior Vice President, National Account Manager
Eric D. Todd (2)                 Senior Vice President, Director*
Joel Volcy (5)                   Senior Vice President
John D. Walls II (2)             Senior Vice President, Life Division
Cathy L. Wildt (1)               Senior Vice President, Product Management Office
Gregg Anderson (2)               Vice President, Product Development
Eileen DeMayo (3)                Vice President
Thomas Doruska (7)               Vice President
Robert J. Egan (5)               Vice President, Valuation and Appointed Actuary
Elizabeth Gioia (3)              Vice President and SEC Rule 38a-1 Chief Compliance Officer
Rodney R. Howard (3)             Vice President and Actuary
Virginia Johnson (5)             Vice President, Assistant General Counsel and Assistant Secretary
Kevin Kimmerling (1)             Vice President, Assistant General Counsel and Assistant Secretary
Deborah A. Kohrman (1)           Vice President, Life Operations
Sarah M. Patterson (3)           Vice President, Assistant General Counsel and Assistant Secretary
Nigel Riggins (2)                Assistant Secretary, Special Investigative Unit Officer and AML Compliance Officer
Sheila B. St. Hilaire (5)        Vice President, Assistant General Counsel and Assistant Secretary
John Graf                        Director (Non-Executive Vice Chairman)*
Richard V. Spencer (6)           Director*

Unless otherwise indicated, the principal business address of each of the above individuals is 3200 Southwest Freeway, Suite 1300, Houston, Texas 77027

*   Denotes Board of Directors.

(1)  One Forethought Center, Batesville, Indiana 47006

(2)  300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(3)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(4)  7 World Trade Center, 250 Greenwich Street, New York, NY 10007

(5)  132 Turnpike Road, Suite 210, Southborough, MA 01772

(6)  P.O. Box 1842, Wilson, WY 83014

(7)  215 10th Street, Des Moines, IA 50309

(8)  19 Par-La-Ville Road, Second Floor, Hamilton HM 11, Bermuda

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   --20.9%--         -79.1%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                |           |       |
                   | FORETHOUGHT |                               21%          |       |
                   |  FINANCIAL  |                                |           |       |
                   |   GROUP,    |                                |           |       |
                   |     INC.    |                                |           |       |
                   | (Delaware)  |                                |           |       |
                   ---------------                                |           |       |
                          |                                       |           |       |
                          |                                       |           |       |
     ---------------------------------------------------          |           |       |
     |                |              |                 |          |           |       |
    100%             100%           100%              100%        |           |   ----------------
     |                |              |                 |          |           |   | COMMONWEALTH |
--------------- --------------- ---------------- ---------------  |           |   |   RE MIDCO   |
| FORETHOUGHT | | FORETHOUGHT | |  FORETHOUGHT | | FORETHOUGHT |  |           |   |    LIMITED   |
|    CAPITAL  | | INVESTMENT  | | DISTRIBUTORS,| |  SERVICES,  |  |           |   |   (Bermuda)  |
|   FUNDING,  | |  ADVISORS,  | |     LLC      | |     LLC     |  |           |   ----------------
|     INC.    | |     LLC     | |  (Delaware)  | |  (Delaware) |  |           |       |
|  (Delaware) | |  (Indiana)  | |              | |             |  |           |      100%
--------------- --------------- ---------------  ---------------  |           |       |
                                                   |   |          |           |   ----------------
                                                   |  79%         |           |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |  -------------
    100%        5%    95%          5%      95%             100%              100%       |        100% |  EPOCH    |
     |           |     |           |        |               |                 |         |          |  |SECURITIES,|
------------ ---------------      ---------------   -----------------   ------------    |          ---|   INC.    |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |  |(Delaware) |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |  -------------
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         --20.9%--         -79.1%-
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Epoch Securities, Inc.     Registered              Global Atlantic (Fin)                  100%
                           broker/dealer           Co
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Distributors,  Securities              Forethought Financial                  100%
LLC                        Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Investment     Investment advisor      Forethought Financial                  100%
Advisors, Inc.             registered with SEC     Group, Inc
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 30, 2015 there were 6,901 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Forethought Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Forethought Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------
Robert M. Arena Jr.(1)     President, Manager
Paula Nelson(1)            Vice President, Head of Annuity Distribution
Michael A. Reardon(2)      Head of Principal Underwriter, Manager
Mary L. Cavanaugh(2)       Manager
Jeffrey Harpel(3)          Chief Financial Officer (FINOP)
Margot Wallin(2)           Chief Compliance Officer
Vanessa Armenta(1)         Vice President
Dean Siegel(1)             Vice President
Ronald Hensel(1)           Vice President

       (1)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

       (2)  132 Turnpike Road, Suite 210, Southborough, MA 01772

       (3)  4405 Cox Road, Suite 150, Glen Allen, VA 23060

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 16th day of April, 2015.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    Craig Anderson                         *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       Craig Anderson                                Sarah M. Patterson
       Chief Financial Officer and Treasurer*        Attorney-in-Fact

FORETHOUGHT INSURANCE COMPANY
(Depositor)

By:    Craig Anderson
       -----------------------------------
       Craig Anderson
       Chief Financial Officer and Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Allan S. Levine, Chairman and Chief Executive Officer
John Graf, Non-Executive Vice Chairman                   *By:   /s/ Sarah M. Patterson
Gilles M. Dellaert, Director, Executive Vice President          -----------------------------------
 And Chief Investment Officer                                   Sarah M. Patterson
Hanben Kim Lee, Director and Executive Vice President           Attorney-in-Fact
Michael A. Reardon, Director and President               Date:  April 16, 2015
Richard V. Spencer, Director
Eric D. Todd, Director and Senior Vice President
Nicholas H. Von Moltke, Director, Executive Vice
 President and Chief Operating Officer

                                 EXHIBIT INDEX

(7)(a)  Commonwealth Annuity and Life Reinsurance Company Limited
(9) Opinion and Consent of Sarah M. Patterson, Vice President and Assistant General Counsel
(10)    Consent of Independent Registered Public Accounting Firm
(99)    Copy of Power of Attorney